UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: January 31, 2011 for all funds in this filing except Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Intrinsic Value Fund, Wells Fargo Advantage Large Cap Core Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage Omega Growth Fund, Wells Fargo Advantage Premier Large Company Growth Fund, Wells Fargo Advantage Social Sustainability Fund, and Wells Fargo Advantage Strategic Large Cap Growth Fund, which had fiscal year end of July 31, 2011.

Date of reporting period: October 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.69%

Consumer Discretionary : 18.02%
Hotels, Restaurants & Leisure: 1.56%
Starbucks Corporation	518,774	$21,964,891

Internet & Catalog Retail : 4.34%

Amazon.com Incorporated †	159,040	33,956,630
priceline.com Incorporated †	53,960	27,396,571

		61,353,201

Media : 4.53%

CBS Corporation Class B	868,420	22,413,920
DIRECTV Group Incorporated †«	914,734	41,583,808

		63,997,728

Multiline Retail: 1.13%
Dollar General Corporation †	401,595	15,927,258

Specialty Retail: 2.09%
TJX Companies Incorporated	500,450	29,491,519

Textiles, Apparel & Luxury Goods : 4.37%

Coach Incorporated	473,370	30,802,186
Lululemon Athletica Incorporated †«	353,500	19,965,680
Ralph Lauren Corporation	69,200	10,988,268

		61,756,134

Consumer Staples : 3.38%

Food & Staples Retailing : 3.38%

Costco Wholesale Corporation	354,050	29,474,663
Whole Foods Market Incorporated	253,950	18,314,874

		47,789,537

Energy : 12.16%

Energy Equipment & Services : 5.56%

Baker Hughes Incorporated	272,550	15,805,175
Cameron International Corporation †	462,250	22,714,965
Ensco International plc ADR	351,200	17,440,592
Schlumberger Limited	307,200	22,569,984

		78,530,716

Oil, Gas & Consumable Fuels : 6.60%

Exxon Mobil Corporation	297,000	23,192,730
Occidental Petroleum Corporation	417,250	38,779,215
Pioneer Natural Resources Company «	372,680	31,267,852

		93,239,797

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Security Name	Shares	Value
Financials : 5.41%

Commercial Banks: 0.65%
Itau Unibanco Holding SA	477,410	$9,128,079

Consumer Finance : 4.76%

American Express Company	549,750	27,828,345
MasterCard Incorporated	35,960	12,486,750
Visa Incorporated Class A «	289,000	26,952,140

		67,267,235

Health Care : 9.98%

Biotechnology: 0.79%
Alexion Pharmaceuticals Incorporated †	164,932	11,134,559

Health Care Providers & Services : 5.08%

Cardinal Health Incorporated	382,350	16,926,635
Laboratory Corporation of America Holdings †«	186,450	15,633,833
UnitedHealth Group Incorporated	815,460	39,133,925

		71,694,393

Health Care Technology: 1.15%
Cerner Corporation †«	255,700	16,219,051

Pharmaceuticals : 2.96%

Allergan Incorporated	278,590	23,434,991
Bristol-Myers Squibb Company	582,250	18,393,278

		41,828,269

Industrials : 11.01%

Aerospace & Defense: 1.89%
Precision Castparts Corporation	164,000	26,756,600

Machinery : 4.71%

AGCO Corporation †	355,600	15,585,948
Cummins Incorporated	232,511	23,118,569
Danaher Corporation	574,700	27,786,745

		66,491,262

Road & Rail : 3.26%

Hertz Global Holdings Incorporated †«	1,675,950	19,441,020
Union Pacific Corporation	266,400	26,525,448

		45,966,468

Trading Companies & Distributors: 1.15%
W.W. Grainger Incorporated «	94,787	16,237,961

Information Technology : 29.99%

Communications Equipment: 1.47%
F5 Networks Incorporated †	199,900	20,779,605

Computers & Peripherals : 9.80%

Apple Incorporated †	262,225	106,143,436

2

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name		Shares	Value

Computers & Peripherals (continued)
EMC Corporation †«		1,316,320	$32,263,003

			138,406,439

Internet Software & Services : 5.01%

Baidu Incorporated ADR †		210,310	29,481,256
Google Incorporated Class A †		69,750	41,336,640

			70,817,896

IT Services : 4.61%

Cognizant Technology Solutions Corporation Class A †		628,500	45,723,375
Teradata Corporation †		325,300	19,407,398

			65,130,773

Semiconductors & Semiconductor Equipment : 3.78%

ARM Holdings plc ADR		193,850	5,445,247
Avago Technologies Limited		786,150	26,548,286
Microchip Technology Incorporated «		589,800	21,327,168

			53,320,701

Software : 5.32%

Citrix Systems Incorporated †		222,600	16,211,958
Oracle Corporation		1,049,550	34,393,754
Salesforce.com Incorporated †«		184,080	24,513,934

			75,119,646

Materials : 3.55%

Chemicals : 3.55%

Monsanto Company		303,900	22,108,725
Praxair Incorporated		276,000	28,060,920

			50,169,645

Telecommunication Services : 4.19%

Wireless Telecommunication Services : 4.19%

American Tower Corporation Class A †		351,450	19,364,890
QUALCOMM Incorporated		771,350	39,801,660

			59,166,550

Total Common Stocks (Cost $1,222,949,578)			1,379,685,913

		Principal
Other: 0.29%

Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$4,271,330	1,579,965
VFNC Corporation, Pass-Through Entity, 0.21% (a)(i)(v)144A ±		4,944,577	2,472,288

Total Other (Cost $1,752,567)			4,052,253

	Yield	Shares

Short-Term Investments: 11.15%

Investment Companies : 11.15%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.07%	32,378,699	32,378,699

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.21%	125,149,408	$125,149,408

Total Short-Term Investments (Cost $157,528,107)				157,528,107

Total Investments in Securities (Cost $1,382,230,252)*	109.13%			1,541,266,273

Other Assets and Liabilities, Net	(9.13)			(128,953,203)

Total Net Assets	100.00%			$1,412,313,070

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,382,905,628 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$178,979,159
Gross unrealized depreciation	(20,618,514)

Net unrealized appreciation	$158,360,645

4

WELLS FARGO ADVANTAGE Capital Growth Fund

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Capital Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,379,685,913	$0	$0	$1,379,685,913

Other	0	0	4,052,253	4,052,253

Short-term investments
Investment companies	32,378,699	125,149,408	0	157,528,107

	$1,412,064,612	$125,149,408	$4,052,253	$1,541,266,273

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$4,511,470
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(174,106)
Purchases	0
Sales	(285,111)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of October 31, 2011	$4,052,253

Change in unrealized gains (losses) relating to securities still held at October 31, 2011	$(318,235)

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.96%

Consumer Discretionary : 10.24%

Auto Components : 0.35%

Autoliv Incorporated	8,600	$496,822
Dana Holding Corporation †	39,900	564,186
The Goodyear Tire & Rubber Company †	41,400	594,504

		1,655,512

Automobiles: 0.52%
Ford Motor Company †	209,083	2,442,089

Diversified Consumer Services: 0.51%
ITT Educational Services Incorporated †«	39,200	2,428,832

Hotels, Restaurants & Leisure: 0.54%
McDonald’s Corporation	27,550	2,558,018

Media : 3.13%

Comcast Corporation Class A	165,268	3,875,535
DIRECTV Group Incorporated †	74,260	3,375,860
News Corporation Class A	142,915	2,503,871
Time Warner Incorporated	67,100	2,347,829
Walt Disney Company	77,700	2,710,176

		14,813,271

Multiline Retail : 1.42%

Dillard’s Incorporated Class A	52,065	2,682,909
Dollar Tree Incorporated †	18,213	1,456,311
Kohl’s Corporation «	8,502	450,691
Macy’s Incorporated	17,640	538,549
Target Corporation	28,977	1,586,491

		6,714,951

Specialty Retail : 3.49%

Aeropostale Incorporated †«	213,100	2,910,946
AutoZone Incorporated †	4,300	1,391,437
Best Buy Company Incorporated	97,133	2,547,799
Gap Incorporated «	25,800	487,620
Home Depot Incorporated	89,264	3,195,651
Limited Brands Incorporated	12,994	554,974
Lowe’s Companies Incorporated	119,827	2,518,764
PetSmart Incorporated	44,100	2,070,495
RadioShack Corporation	68,500	815,835

		16,493,521

Textiles, Apparel & Luxury Goods: 0.28%
Coach Incorporated	20,200	1,314,414

Consumer Staples : 10.57%

Beverages : 1.59%

Coca-Cola Enterprises Incorporated	96,004	2,574,827
The Coca-Cola Company	72,538	4,955,796

		7,530,623

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Food & Staples Retailing : 4.82%

CVS Caremark Corporation	96,016	$3,485,381
Kroger Company	148,783	3,448,790
Safeway Incorporated	138,525	2,683,229
SUPERVALU Incorporated «	339,599	2,723,584
Wal-Mart Stores Incorporated	122,733	6,961,416
Walgreen Company	73,913	2,453,912
Whole Foods Market Incorporated	14,100	1,016,892

		22,773,204

Food Products : 1.04%

Archer Daniels Midland Company «	38,461	1,113,061
Dean Foods Company †	94,480	918,346
Tyson Foods Incorporated Class A	149,630	2,887,859

		4,919,266

Household Products: 1.29%
Procter & Gamble Company	94,792	6,065,740

Personal Products: 0.56%
Herbalife Limited	42,426	2,645,685

Tobacco : 1.27%

Altria Group Incorporated «	51,265	1,412,351
Philip Morris International	65,758	4,594,511

		6,006,862

Energy : 13.17%

Energy Equipment & Services : 1.67%

Baker Hughes Incorporated	31,765	1,842,052
Halliburton Company	80,246	2,997,991
National Oilwell Varco Incorporated	42,596	3,038,373

		7,878,416

Oil, Gas & Consumable Fuels : 11.50%

ChevronTexaco Corporation	101,868	10,701,233
Cimarex Energy Company	7,500	480,000
ConocoPhillips	73,748	5,136,548
Exxon Mobil Corporation	217,443	16,980,124
Hess Corporation	7,949	497,289
Marathon Oil Corporation	95,122	2,476,026
Marathon Petroleum Corporation	85,189	3,058,285
Murphy Oil Corporation	52,201	2,890,369
Occidental Petroleum Corporation	39,773	3,696,503
Sunoco Incorporated	74,300	2,766,189
Tesoro Corporation †«	105,970	2,748,862
Valero Energy Corporation	120,207	2,957,092

		54,388,520

Financials : 13.14%

Capital Markets : 0.34%

Ameriprise Financial Incorporated	10,613	495,415

2

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Capital Markets (continued)

Bank of New York Mellon Corporation	51,900	$1,104,432

		1,599,847

Commercial Banks : 1.55%

Fifth Third Bancorp	248,718	2,987,103
KeyCorp	409,622	2,891,931
Regions Financial Corporation	125,800	494,394
US Bancorp	37,252	953,279

		7,326,707

Consumer Finance : 1.69%

American Express Company	44,700	2,262,714
Capital One Financial Corporation	66,108	3,018,491
Discover Financial Services	115,029	2,710,083

		7,991,288

Diversified Financial Services : 1.21%

Citigroup Incorporated	1	32
JPMorgan Chase & Company	164,040	5,702,030

		5,702,062

Insurance : 4.96%

ACE Limited	48,435	3,494,585
AFLAC Incorporated	67,439	3,040,825
American Financial Group Incorporated	79,500	2,848,485
Berkshire Hathaway Incorporated Class B †	57,792	4,499,685
Chubb Corporation	47,400	3,178,170
Lincoln National Corporation	61,951	1,180,167
The Travelers Companies Incorporated	55,145	3,217,711
Torchmark Corporation «	16,800	687,624
UnumProvident Corporation	54,068	1,288,981

		23,436,233

REIT : 3.39%

Equity Residential	43,551	2,555,573
HCP Incorporated «	65,715	2,618,743
Host Hotels & Resorts Incorporated	161,272	2,301,351
Public Storage Incorporated	24,533	3,165,984
Simon Property Group Incorporated	25,147	3,229,881
Weyerhaeuser Company	121,300	2,180,974

		16,052,506

Health Care : 12.31%

Biotechnology : 1.56%

Amgen Incorporated	42,961	2,460,376
Biogen Idec Incorporated †	19,912	2,316,960
Gilead Sciences Incorporated †	62,486	2,603,167

		7,380,503

Health Care Equipment & Supplies : 0.29%

Boston Scientific Corporation †	77,900	458,831
Medtronic Incorporated	12,600	437,724

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Health Care Equipment & Supplies (continued)

Varian Medical Systems Incorporated †«	8,000	$469,760

		1,366,315

Health Care Providers & Services : 4.02%

Aetna Incorporated	64,551	2,566,548
AmerisourceBergen Corporation	27,000	1,101,600
Cardinal Health Incorporated	10,000	442,700
CIGNA Corporation	38,863	1,723,185
Express Scripts Incorporated †	50,822	2,324,090
Humana Incorporated	31,119	2,641,692
McKesson Corporation	31,719	2,586,684
Medco Health Solutions Incorporated †	44,600	2,446,756
UnitedHealth Group Incorporated	57,266	2,748,195
WellPoint Incorporated	6,388	440,133

		19,021,583

Pharmaceuticals : 6.44%

Abbott Laboratories	51,654	2,782,601
Bristol-Myers Squibb Company	93,400	2,950,506
Eli Lilly & Company	75,900	2,820,444
Forest Laboratories Incorporated †	80,200	2,510,260
Johnson & Johnson	119,620	7,702,332
Merck & Company Incorporated	143,404	4,947,438
Pfizer Incorporated	348,139	6,705,157

		30,418,738

Industrials : 9.38%

Aerospace & Defense : 3.49%

General Dynamics Corporation	40,460	2,597,127
Honeywell International Incorporated	42,900	2,247,960
L-3 Communications Holdings Incorporated	16,172	1,096,138
Lockheed Martin Corporation	34,539	2,621,510
Northrop Grumman Corporation	44,975	2,597,306
Raytheon Company	51,221	2,263,456
United Technologies Corporation	39,219	3,058,298

		16,481,795

Air Freight & Logistics : 0.76%

Expeditors International of Washington Incorporated	17,700	807,120
FedEx Corporation	34,093	2,789,830

		3,596,950

Airlines: 0.52%
Southwest Airlines Company	286,533	2,449,857

Industrial Conglomerates : 2.22%

General Electric Company	524,881	8,770,762
Tyco International Limited	38,505	1,753,903

		10,524,665

Machinery : 1.42%

Caterpillar Incorporated	17,795	1,680,916
Cummins Incorporated	15,083	1,499,703

4

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)

Dover Corporation «	13,246	$735,550
Eaton Corporation	11,721	525,335
Timken Company	53,571	2,256,411

		6,697,915

Road & Rail : 0.97%

Amerco Corporation †	20,084	1,520,560
CSX Corporation	107,655	2,391,018
Ryder System Incorporated	12,224	622,691
Union Pacific Corporation	571	56,854

		4,591,123

Information Technology : 18.42%

Communications Equipment : 1.35%

QUALCOMM Incorporated	8,544	440,870
Cisco Systems Incorporated «	296,724	5,498,296
Research In Motion Limited †	20,600	416,120

		6,355,286

Computers & Peripherals : 5.78%

Apple Incorporated †	43,847	17,748,389
Dell Incorporated †	165,811	2,621,472
EMC Corporation †	101,155	2,479,309
Hewlett-Packard Company	126,855	3,375,612
Seagate Technology plc	40,700	657,305
Western Digital Corporation †	16,200	431,568

		27,313,655

Electronic Equipment, Instruments & Components : 1.25%

Agilent Technologies Incorporated †	13,300	493,031
Amkor Technology Incorporated †«	470,700	2,278,188
Corning Incorporated	145,700	2,082,053
Jabil Circuit Incorporated	51,800	1,065,008

		5,918,280

Internet Software & Services : 0.78%

eBay Incorporated †	14,200	451,986
IAC InterActive Corporation	79,336	3,239,289

		3,691,275

IT Services : 2.16%

Computer Sciences Corporation	15,500	487,630
International Business Machines Corporation	52,696	9,729,262

		10,216,892

Office Electronics: 0.56%

Xerox Corporation	324,507	2,654,467

Semiconductors & Semiconductor Equipment : 3.17%

Applied Materials Incorporated	218,029	2,686,117
Intel Corporation	269,016	6,601,653
LSI Logic Corporation †	436,601	2,728,756
Teradyne Incorporated †	202,900	2,905,528

5

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

Texas Instruments Incorporated	1,500	$46,095

		14,968,149

Software : 3.37%

Microsoft Corporation	341,585	9,096,409
Oracle Corporation	208,440	6,830,579

		15,926,988

Materials : 2.77%

Chemicals : 0.69%

CF Industries Holdings Incorporated	16,585	2,691,248
Dow Chemical Company	18,700	521,356
E.I. du Pont de Nemours & Company	1,059	50,906

		3,263,510

Metals & Mining : 2.08%

AK Steel Holding Corporation «	64,100	533,953
Alcoa Incorporated	201,354	2,166,569
Cliffs Natural Resources Incorporated	12,620	860,936
Freeport-McMoRan Copper & Gold Incorporated Class B	89,241	3,592,843
Nucor Corporation «	70,100	2,648,378

		9,802,679

Telecommunication Services : 3.31%

Diversified Telecommunication Services : 3.00%
AT&T Incorporated	278,721	8,169,313
CenturyTel Incorporated	12,600	444,276
Verizon Communications Incorporated	151,383	5,598,143

		14,211,732

Wireless Telecommunication Services: 0.31%
Sprint Nextel Corporation †	564,888	1,451,762

Utilities : 4.65%

Electric Utilities : 2.80%

DPL Incorporated	62,155	1,886,404
Duke Energy Corporation «	131,965	2,694,725
Edison International	69,000	2,801,400
Entergy Corporation	41,474	2,868,757
Exelon Corporation	66,887	2,969,114

		13,220,400

Gas Utilities: 0.42%
Questar Corporation	104,100	2,006,007

Independent Power Producers & Energy Traders: 0.47%
AES Corporation †	197,197	2,212,550

Multi-Utilities : 0.96%

Ameren Corporation	59,090	1,883,789

6

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name				Shares	Value
Multi-Utilities (continued)

Public Service Enterprise Group Incorporated				79,396	$2,675,645

					4,559,434

Total Common Stocks (Cost $343,628,053)					463,040,077

Investment Companies: 1.48%
SPDR S&P 500 ETF«				55,700	6,987,565

Total Investment Companies (Cost $6,324,457)

		Yield
Short-Term Investments: 6.98%

Investment Companies : 6.87%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.07%		1,699,601	1,699,601
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.21		30,782,625	30,782,625

					32,482,226

			Maturity Date	Principal
US Treasury Securities : 0.11%

US Treasury Bill #		0.01	12/01/2011	$500,000	499,995

Total Short-Term Investments (Cost $32,982,222)					32,982,221

Total Investments in Securities (Cost $382,934,732)*	106.42%				503,009,863

Other Assets and Liabilities, Net	(6.42)				(30,338,682)

Total Net Assets	100.00%				$472,671,181

†	Non-income earning security.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $385,080,758 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$126,825,199
Gross unrealized depreciation	(8,896,094)

Net unrealized appreciation	$117,929,105

7

WELLS FARGO ADVANTAGE Disciplined U.S. Core Fund

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (Unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities

Common stocks	$463,040,077	$0	$0	$463,040,077

Investment companies	6,987,565	0	0	6,987,565

Short-term investments

Investment companies	1,699,601	30,782,625	0	32,482,226

U.S. Treasury securities	499,995	0	0	499,995

	$472,227,238	$30,782,625	$0	$503,009,863

As of October 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$246,600	$0	$0	$246,600

+	Futures contracts are presented at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended October 31, 2011, the Fund used uninvested cash to enter into futures to gain market exposure.

At October 31, 2011, the Fund had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at October 31, 2011	Net Unrealized Gains (Losses)
December 2011	8 Long	S&P 500 Index	$2,498,600	$246,600

As of October 31, 2011, the Fund had an average notional amount of $5,953,810 in long futures contracts during the three months ended October 31, 2011.

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 99.43%

Consumer Discretionary : 20.67%

Hotels, Restaurants & Leisure: 2.18%
Starbucks Corporation «	555,747	$23,530,328

Internet & Catalog Retail : 7.05%

Amazon.com Incorporated †	188,200	40,182,582
priceline.com Incorporated †	71,100	36,098,892

		76,281,474

Media: 3.85%
DIRECTV Group Incorporated «†	916,800	41,677,728

Multiline Retail: 1.20%
Dollar General Corporation †	326,100	12,933,126

Specialty Retail: 2.66%
TJX Companies Incorporated	487,900	28,751,947

Textiles, Apparel & Luxury Goods : 3.73%

Coach Incorporated	398,600	25,936,902
Lululemon Athletica Incorporated †	255,100	14,408,048

		40,344,950

Energy : 11.42%

Energy Equipment & Services : 5.20%

Baker Hughes Incorporated	317,400	18,406,026
Ensco International plc ADR	359,400	17,847,804
Schlumberger Limited	271,600	19,954,452

		56,208,282

Oil, Gas & Consumable Fuels : 6.22%

Exxon Mobil Corporation	314,900	24,590,541
Occidental Petroleum Corporation	459,600	42,715,224

		67,305,765

Financials : 6.80%

Commercial Banks: 1.09%
Itau Unibanco Holding SA ADR	615,200	11,762,624

Consumer Finance : 5.71%

MasterCard Incorporated	81,000	28,126,440
Visa Incorporated Class A «	360,900	33,657,534

		61,783,974

Health Care : 7.29%

Biotechnology: 1.34%
Alexion Pharmaceuticals Incorporated †	215,054	14,518,296

Health Care Providers & Services: 3.18%
UnitedHealth Group Incorporated	717,200	34,418,428

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

Security Name	Shares	Value
Pharmaceuticals: 2.77%
Allergan Incorporated	355,900	$29,938,308

Industrials : 13.31%

Aerospace & Defense: 2.87%
Precision Castparts Corporation	190,600	31,096,390

Machinery : 5.97%

Cummins Incorporated	274,394	27,282,995
Danaher Corporation	770,500	37,253,675

		64,536,670

Road & Rail : 4.47%

Hertz Global Holdings Incorporated «†	1,344,800	15,599,680
Union Pacific Corporation	328,489	32,707,650

		48,307,330

Information Technology : 35.00%

Communications Equipment: 3.55%

QUALCOMM Incorporated	743,100	38,343,960

Computers & Peripherals : 10.86%

Apple Incorporated †	235,349	95,264,568
EMC Corporation †	906,800	22,225,668

		117,490,236

Internet Software & Services : 5.99%

Baidu Incorporated ADR †	178,800	25,064,184
Google Incorporated Class A †	67,000	39,706,880

		64,771,064

IT Services: 3.57%
Cognizant Technology Solutions Corporation Class A †	529,900	38,550,225

Semiconductors & Semiconductor Equipment : 2.50%

ARM Holdings plc ADR	597,132	16,773,438
Avago Technologies Limited	304,800	10,293,096

		27,066,534

Software : 8.53%

Citrix Systems Incorporated †	309,200	22,519,036
Oracle Corporation	1,199,546	39,309,122
Salesforce.com Incorporated «†	228,500	30,429,345

		92,257,503

Materials : 2.07%

Chemicals: 2.07%
Monsanto Company	307,400	22,363,350

2

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Telecommunication Services : 2.87%

Wireless Telecommunication Services: 2.87%
American Tower Corporation Class A †			562,200	$30,977,220

Total Common Stocks (Cost $848,359,071)				1,075,215,712

			Principal

Other: 0.50%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$5,710,943	2,112,478
VFNC Corporation, Pass-Through Entity, 0.25% (a)(i)(v)144A±			6,611,100	3,305,550

Total Other (Cost $2,343,253)				5,418,028

		Yield	Shares
Short-Term Investments: 7.06%

Investment Companies : 7.06%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.07%	3,639,282	3,639,282
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.21	72,737,175	72,737,175

Total Short-Term Investments (Cost $76,376,457)				76,376,457

Total Investments in Securities (Cost $927,078,782)*	106.99%			1,157,010,197

Other Assets and Liabilities, Net	(6.99)			(75,560,382)

Total Net Assets	100.00%			$1,081,449,815

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $923,460,276 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$248,891,333
Gross unrealized depreciation	(15,341,412)

Net unrealized appreciation	$233,549,921

3

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Endeavor Select Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,075,215,712	$0	$0	$1,075,215,712

Other	0	0	5,418,028	5,418,028

Short-term investments
Investment companies	3,639,282	72,737,175	0	76,376,457

	$1,078,854,994	$72,737,175	$5,418,028	$1,157,010,197

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$6,032,019
Realized gains (losses)	0
Change in unrealized gains (losses)	(232,786)
Purchases	0
Sales	(381,205)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of October 31, 2011	$5,418,028

Change in unrealized gains (losses) relating to securities still held at October 31, 2011	$(425,493)

WELLS FARGO ADVANTAGE GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 95.20%

Consumer Discretionary : 20.23%

Auto Components : 1.41%

Gentex Corporation «	2,235,000	$67,318,200
Johnson Controls Incorporated «	855,000	28,155,150

		95,473,350

Hotels, Restaurants & Leisure : 2.06%

Life Time Fitness Incorporated «†	2,700,000	116,451,000
Starbucks Corporation «	460,000	19,476,400
Wynn Resorts Limited	25,000	3,368,611

		139,296,011

Household Durables: 0.91%
Tempur-Pedic International Incorporated «†	905,000	61,594,300

Internet & Catalog Retail : 4.55%

Amazon.com Incorporated †	308,000	65,761,080
HomeAway Incorporated «†	440,000	14,542,000
priceline.com Incorporated †	306,000	155,362,320
Shutterfly Incorporated «†	1,721,000	71,714,070

		307,379,470

Multiline Retail: 1.12%
Dollar Tree Incorporated †	950,000	75,962,000

Specialty Retail : 9.51%

CarMax Incorporated «†	4,981,000	149,728,860
Dick’s Sporting Goods Incorporated «†	2,785,000	108,865,650
Green Mountain Coffee Roasters Incorporated †	1,232,000	80,104,640
Hibbett Sports Incorporated «†	1,125,000	46,338,750
O’Reilly Automotive Incorporated †	234,000	17,795,700
Tractor Supply Company	1,683,000	119,392,020
Ulta Salon Cosmetics & Fragrance Incorporated †	1,440,000	96,897,600
Vitamin Shoppe Incorporated «†	650,000	24,511,500

		643,634,720

Textiles, Apparel & Luxury Goods : 0.67%

Crocs Incorporated †	1,800,000	31,806,000
Vera Bradley Incorporated «†	302,000	13,680,600

		45,486,600

Consumer Staples : 3.94%

Food & Staples Retailing : 3.94%

Fresh Market Incorporated «†	2,025,000	81,000,000
Whole Foods Market Incorporated «	2,574,000	185,636,880

		266,636,880

Energy : 6.49%

Energy Equipment & Services: 1.33%
Schlumberger Limited	1,228,000	90,221,160

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels : 5.16%

Brigham Exploration Company †	971,400	$35,373,531
Concho Resources Incorporated «†	840,000	79,564,800
Continental Resources Incorporated «†	824,900	50,030,185
Oasis Petroleum Incorporated «†	386,900	11,351,646
Pioneer Natural Resources Company «	1,818,000	152,530,200
Southwestern Energy Company «†	483,000	20,305,320

		349,155,682

Financials : 6.53%

Capital Markets : 2.15%

Financial Engines Incorporated «†	2,224,000	50,507,040
LPL Investment Holdings Incorporated «†	1,446,000	41,948,460
TD Ameritrade Holding Corporation	3,150,000	52,857,000

		145,312,500

Consumer Finance : 2.84%

American Express Company «	925,000	46,823,500
MasterCard Incorporated	420,000	145,840,800

		192,664,300

Diversified Financial Services: 1.54%
CME Group Incorporated	378,000	104,161,680

Health Care : 11.97%

Biotechnology: 2.09%
Alexion Pharmaceuticals Incorporated †	2,095,000	141,433,450

Health Care Equipment & Supplies : 4.54%

DexCom Incorporated «†	1,261,300	12,348,127
Intuitive Surgical Incorporated †	297,000	128,856,420
NxStage Medical Incorporated «†	1,820,000	41,841,800
St. Jude Medical Incorporated	2,310,000	90,090,000
Volcano Corporation «†	1,375,000	34,278,750

		307,415,097

Health Care Providers & Services: 0.13%
Express Scripts Incorporated †	185,000	8,460,050

Life Sciences Tools & Services : 2.28%

Covance Incorporated †	600,000	30,438,000
Mettler-Toledo International Incorporated «†	805,000	123,648,000

		154,086,000

Pharmaceuticals : 2.93%

Allergan Incorporated «	910,000	76,549,200
Shire plc ADR «	1,125,500	106,134,650
Watson Pharmaceuticals Incorporated †	232,800	15,634,848

		198,318,698

2

WELLS FARGO ADVANTAGE GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Industrials : 7.56%

Aerospace & Defense: 0.57%
United Technologies Corporation	493,400	$38,475,332

Air Freight & Logistics: 0.33%
C.H. Robinson Worldwide Incorporated «	320,000	22,217,600

Electrical Equipment: 0.87%
Polypore International Incorporated «†	1,118,000	58,639,100

Machinery : 1.91%
Danaher Corporation	682,100	32,979,535
Gardner Denver Incorporated	144,000	11,135,520
Joy Global Incorporated «	978,000	85,281,600

		129,396,655

Road & Rail : 3.88%
Kansas City Southern †	2,635,000	166,452,950
Norfolk Southern Corporation	747,000	55,270,530
Union Pacific Corporation	411,000	40,923,270

		262,646,750

Information Technology : 34.46%

Communications Equipment : 3.07%

Acme Packet Incorporated †	245,000	8,871,450
Aruba Networks Incorporated «†	303,100	7,180,439
F5 Networks Incorporated †	837,000	87,006,150
QUALCOMM Incorporated	1,261,000	65,067,600
Riverbed Technology Incorporated †	750,000	20,685,000
Ubiquiti Networks Incorporated «†	899,681	18,884,304

		207,694,943

Computers & Peripherals : 8.74%

Apple Incorporated †	1,106,000	447,686,680
EMC Corporation †	5,875,000	143,996,250

		591,682,930

Internet Software & Services : 6.79%

eBay Incorporated †	140,000	4,474,920
Google Incorporated Class A †	227,000	134,529,280
LogMeIn Incorporated †	1,750,000	71,172,500
LoopNet Incorporated †	375,000	6,633,750
MercadoLibre Incorporated «	805,000	52,486,000
Rackspace Hosting Incorporated «†	3,423,000	141,677,970
WebMD Health Corporation †	1,350,000	48,532,500

		459,506,920

IT Services : 5.10%

Alliance Data Systems Corporation «†	913,000	93,527,720
Cognizant Technology Solutions Corporation Class A †	2,303,000	167,543,250
VeriFone Holdings Incorporated «†	1,983,000	83,702,430

		344,773,400

Semiconductors & Semiconductor Equipment : 3.41%

Altera Corporation	130,000	4,929,600

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE GROWTH FUND

Security Name		Shares	Value
Semiconductors & Semiconductor Equipment (continued)

Analog Devices Incorporated		1,394,000	$50,978,580
Avago Technologies Limited		476,000	16,074,520
Cavium Incorporated «†		900,000	29,421,000
Maxim Integrated Products Incorporated «		1,200,000	31,392,000
Microchip Technology Incorporated «		2,710,000	97,993,600

			230,789,300

Software : 7.35%

BroadSoft Incorporated «†		745,000	26,820,000
Check Point Software Technologies Limited «†		425,000	24,492,750
Citrix Systems Incorporated †		516,000	37,580,280
Fortinet Incorporated †		3,660,000	84,399,600
Informatica Corporation †		556,000	25,298,000
Qlik Technologies Incorporated †		850,000	24,284,500
Red Hat Incorporated †		1,460,000	72,489,000
Salesforce.com Incorporated «†		272,000	36,222,240
SuccessFactors Incorporated «†		525,088	14,019,850
Taleo Corporation Class A †		1,725,000	55,890,000
Ultimate Software Group Incorporated «†		1,385,000	83,349,300
VMware Incorporated «†		125,000	12,218,750

			497,064,270

Materials : 3.38%

Chemicals : 3.38%

Air Products & Chemicals Incorporated		575,000	49,530,500
Monsanto Company		320,000	23,280,000
Mosaic Company		200,000	11,712,000
Praxair Incorporated «		1,416,000	143,964,720

			228,487,220

Telecommunication Services : 0.64%

Wireless Telecommunication Services: 0.64%
NII Holdings Incorporated †		1,850,000	43,530,500

Total Common Stocks (Cost $5,340,213,128)			6,441,596,868

		Principal
Other: 0.07%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$5,451,265	2,016,423
VFNC Corporation, Pass-Through Entity, 0.21% (a)(i)(v)144A±		6,310,492	3,155,246

Total Other (Cost $2,236,705)			5,171,669

Short-Term Investments: 16.70%

	Yield	Shares
Investment Companies : 16.70%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.07%	258,877,406	258,877,406
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21	871,021,138	871,021,138

Total Short-Term Investments (Cost $1,129,898,544)			1,129,898,544

4

WELLS FARGO ADVANTAGE GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Total Investments in Securities (Cost $6,472,348,377)*	111.97%	7,576,667,081

Other Assets and Liabilities, Net	(11.97)	(810,152,918)

Total Net Assets	100.00%	$6,766,514,163

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $6,489,409,437 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,186,069,652
Gross unrealized depreciation	(98,812,008)

Net unrealized appreciation	$1,087,257,644

5

WELLS FARGO ADVANTAGE GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$6,441,596,868	$0	$0	$6,441,596,868
Other	0	0	5,171,669	5,171,669
Short-term investments
Investment companies	258,877,406	871,021,138	0	1,129,898,544

	$6,700,474,274	$871,021,138	$5,171,669	$7,576,667,081

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$5,757,741
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(222,201)
Purchases	0
Sales	(368,871)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of October 31, 2011	$5,171,669

Change in unrealized gains (losses) relating to securities still held at October 31, 2011	$(406,145)

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.57%

Consumer Discretionary : 10.76%

Media: 2.82%
Time Warner Incorporated	317,000	$11,091,830

Multiline Retail: 2.64%
Nordstrom Incorporated	205,000	10,391,450

Specialty Retail: 2.59%
Home Depot Incorporated	285,000	10,203,000

Textiles, Apparel & Luxury Goods: 2.71%
Ralph Lauren Corporation	67,000	10,638,930

Consumer Staples : 11.94%

Beverages: 2.80%
Diageo plc «	133,000	11,023,040

Food & Staples Retailing: 1.80%
Safeway Incorporated «	365,000	7,070,050

Food Products : 7.34%
H.J. Heinz Company «	172,000	9,191,680
The Hershey Company	190,000	10,873,700
Unilever NV «	255,000	8,805,150

		28,870,530

Energy : 6.40%

Energy Equipment & Services: 1.38%
Schlumberger Limited	74,000	5,436,780

Oil, Gas & Consumable Fuels : 5.02%

Hess Corporation	223,000	13,950,880
QEP Resources Incorporated	162,200	5,766,210

		19,717,090

Financials : 14.65%

Capital Markets : 6.25%

Charles Schwab Corporation	699,000	8,583,720
Franklin Resources Incorporated	59,000	6,291,170
Northern Trust Corporation	240,000	9,712,800

		24,587,690

Commercial Banks : 6.25%

Banco Santander Central Hispano SA ADR «	913,000	7,815,280
M&T Bank Corporation «	114,000	8,676,540
Zions Bancorporation «	466,000	8,089,760

		24,581,580

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

Security Name	Shares	Value
Diversified Financial Services: 2.15%
JPMorgan Chase & Company	243,000	$8,446,680

Health Care : 10.99%

Health Care Equipment & Supplies : 4.16%

Baxter International Incorporated	181,000	9,951,380
Hospira Incorporated †	203,000	6,384,350

		16,335,730

Health Care Providers & Services: 1.96%
CIGNA Corporation	174,000	7,715,160

Pharmaceuticals : 4.87%

Abbott Laboratories	213,000	11,474,310
Eli Lilly & Company	207,000	7,692,120

		19,166,430

Industrials : 12.38%

Aerospace & Defense : 6.40%

Boeing Company	154,800	10,184,292
Huntington Ingalls Industries Incorporated †	146,000	4,307,000
Northrop Grumman Corporation	185,000	10,683,750

		25,175,042

Air Freight & Logistics: 1.97%
United Parcel Service Incorporated Class B	110,000	7,726,400

Machinery : 4.01%

Deere & Company «	120,000	9,108,000
SPX Corporation	122,000	6,662,420

		15,770,420

Information Technology : 22.43%

Communications Equipment: 2.17%
QUALCOMM Incorporated	165,000	8,514,000

Computers & Peripherals : 6.35%

Apple Incorporated †	31,400	12,710,092
EMC Corporation †«	500,000	12,255,000

		24,965,092

Internet Software & Services: 2.58%
eBay Incorporated †	318,300	10,131,489

IT Services: 3.05%
International Business Machines Corporation	65,000	12,000,950

Semiconductors & Semiconductor Equipment: 2.13%
Texas Instruments Incorporated	273,000	8,389,290

Software : 6.15%

Intuit Incorporated	198,500	10,653,495

2

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Software (continued)

Oracle Corporation	413,000	$13,534,010

		24,187,505

Materials : 1.99%

Chemicals: 1.99%
Dow Chemical Company	280,000	7,806,400

Telecommunication Services : 2.22%

Wireless Telecommunication Services: 2.22%
Vodafone Group plc ADR	312,900	8,711,136

Utilities : 3.81%

Electric Utilities: 2.34%
Nextera Energy Incorporated	163,000	9,193,200

Gas Utilities: 1.47%
Questar Corporation	299,600	5,773,292

Total Common Stocks (Cost $327,602,944)		383,620,186

		Yield
Short-Term Investments: 13.01%

Investment Companies : 13.01%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.07%	8,222,146	8,222,146
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.21	42,942,022	42,942,022

Total Short-Term Investments (Cost $ 51,164,168)				51,164,168

Total Investments in Securities (Cost $ 378,767,112)*	110.58%			434,784,354

Other Assets and Liabilities, Net	(10.58)			(41,587,974)

Total Net Assets	100.00%			$393,196,380

†	Non-income earning security.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $378,947,627 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$71,104,043
Gross unrealized depreciation	(15,267,316)

Net unrealized appreciation	$55,836,727

3

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intrinsic Value Fund (the “Fund”)

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities

Common stocks	$383,620,186	$0	$0	$383,620,186

Short-term investments

Investment companies	8,222,146	42,942,022	0	51,164,168

	$391,842,332	$42,942,022	$0	$434,784,354

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE LARGE CAP CORE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.21%

Consumer Discretionary : 12.17%

Media : 4.25%

CBS Corporation Class B	135,299	$3,492,067
Comcast Corporation Class A	140,378	3,291,864

		6,783,931

Specialty Retail : 7.92%

Foot Locker Incorporated	141,435	3,091,769
Gap Incorporated	134,625	2,544,413
Home Depot Incorporated «	95,376	3,414,461
Ross Stores Incorporated	41,114	3,606,931

		12,657,574

Consumer Staples : 6.09%

Food & Staples Retailing : 4.02%

CVS Caremark Corporation	92,832	3,369,802
Wal-Mart Stores Incorporated	53,801	3,051,593

		6,421,395

Personal Products: 2.07%
Herbalife Limited	52,913	3,299,655

Energy : 12.50%

Energy Equipment & Services : 3.49%

Halliburton Company	70,254	2,624,689
National Oilwell Varco Incorporated	41,386	2,952,063

		5,576,752

Oil, Gas & Consumable Fuels : 9.01%

Chevron Corporation	38,440	4,038,122
ConocoPhillips	52,794	3,677,102
Exxon Mobil Corporation	45,106	3,522,328
Occidental Petroleum Corporation	33,788	3,140,257

		14,377,809

Financials : 10.95%

Capital Markets : 5.37%

Ameriprise Financial Incorporated	61,326	2,862,698
Bank of New York Mellon Corporation	147,784	3,144,844
Raymond James Financial Incorporated	84,370	2,562,317

		8,569,859

Diversified Financial Services: 1.56%
JPMorgan Chase & Company	71,831	2,496,846

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP CORE FUND

Security Name	Shares	Value
Insurance : 4.02%
ACE Limited	51,515	$3,716,807
MetLife Incorporated	77,009	2,707,636

		6,424,443

Health Care : 15.13%

Biotechnology: 1.81%
Amgen Incorporated	50,498	2,892,020

Health Care Equipment & Supplies : 3.44%

Covidien plc	60,854	2,862,572
Hologic Incorporated †	163,482	2,635,330

		5,497,902

Health Care Providers & Services : 6.04%

Cardinal Health Incorporated	76,538	3,388,337
McKesson Corporation	38,827	3,166,342
UnitedHealth Group Incorporated	64,346	3,087,965

		9,642,644

Pharmaceuticals : 3.84%

Bristol-Myers Squibb Company	103,843	3,280,400
Johnson & Johnson	44,129	2,841,466

		6,121,866

Industrials : 13.42%

Aerospace & Defense: 1.96%
United Technologies Corporation	40,260	3,139,475

Industrial Conglomerates : 5.70%

3M Company	33,510	2,647,960
General Electric Company	186,467	3,115,864
Tyco International Limited	73,383	3,342,596

		9,106,420

Machinery : 3.70%

Danaher Corporation	67,918	3,283,835
Wabco Holdings Incorporated †	52,259	2,623,924

		5,907,759

Road & Rail: 2.06%
Union Pacific Corporation	32,989	3,284,715

Information Technology : 21.87%

Communications Equipment: 1.41%
Cisco Systems Incorporated	121,590	2,253,063

2

WELLS FARGO ADVANTAGE LARGE CAP CORE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Computers & Peripherals : 4.67%

Apple Incorporated †	10,396	$4,208,093
EMC Corporation †	132,705	3,252,600

		7,460,693

Electronic Equipment, Instruments & Components: 1.58%
Agilent Technologies Incorporated †	68,185	2,527,618

Internet Software & Services: 2.06%
IAC/InterActive Corporation «	80,615	3,291,510

IT Services: 2.45%
International Business Machines Corporation	21,199	3,913,971

Semiconductors & Semiconductor Equipment : 3.59%

Atmel Corporation †	231,301	2,442,539
Intel Corporation	134,079	3,290,299

		5,732,838

Software : 6.11%

Microsoft Corporation	109,597	2,918,568
Oracle Corporation	116,843	3,828,945
Symantec Corporation †	176,557	3,003,235

		9,750,748

Materials : 2.03%

Chemicals: 2.03%
Rockwood Holdings Incorporated †	70,293	3,236,290

Telecommunication Services : 2.09%

Diversified Telecommunication Services: 2.09%
Verizon Communications Incorporated	90,456	3,345,063

Utilities : 1.96%

Electric Utilities: 1.96%
Duke Energy Corporation	152,912	3,122,460

Total Common Stocks (Cost $137,704,383)		156,835,319

	Principal
Other: 0.68%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)	$1,134,411	419,619

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP CORE FUND

Security Name			Principal	Value
Other (continued)

VFNC Corporation, Pass-Through Entity, 0.25% (i)(a)(v)144A±			$1,313,217	$656,609

Total Other (Cost $465,459)				1,076,228

		Yield	Shares
Short-Term Investments: 2.53%

Investment Companies : 2.53%

Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)		0.07%	2,186,253	2,186,253
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.21	1,859,840	1,859,840

Total Short-Term Investments (Cost $4,046,093)				4,046,093

Total Investments in Securities (Cost $142,215,935)*	101.42%			161,957,640

Other Assets and Liabilities, Net	(1.42)			(2,263,354)

Total Net Assets	100.00%			$159,694,286

«	All or a portion of this security is on loan.
†	Non-income earning security.
(i)	Illiquid security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $142,107,206 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,626,415
Gross unrealized depreciation	(5,775,981)

Net unrealized appreciation	$19,850,434

4

WELLS FARGO ADVANTAGE Large Cap Core Fund

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Cap Core Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$156,835,319	$0	$0	$156,835,319
Other	0	0	1,076,228	1,076,228
Short-term investments
Investment companies	2,186,253	1,859,840	0	4,046,093

	$161.021,572	$1,859,840	$1,076,228	$161,957,640

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$1,198,189
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(46,239)
Purchases	0
Sales	(75,722)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of October 31, 2011	$1,076,228

Change in unrealized gains (losses) relating to securities still held at October 31, 2011	$(84,519)

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.39%

Consumer Discretionary : 21.97%

Auto Components: 1.06%
Johnson Controls Incorporated «	110,000	$3,622,300

Hotels, Restaurants & Leisure : 5.65%

McDonald’s Corporation	85,000	7,892,250
Starbucks Corporation «	140,000	5,927,600
Wynn Resorts Limited	42,000	5,577,600

		19,397,450

Internet & Catalog Retail : 4.34%

Amazon.com Incorporated †	33,000	7,045,830
priceline.com Incorporated †	15,500	7,869,660

		14,915,490

Multiline Retail: 1.72%
Dollar Tree Incorporated †	74,000	5,917,040

Specialty Retail : 4.25%

CarMax Incorporated «†	180,000	5,410,800
Dick’s Sporting Goods Incorporated «†	70,000	2,736,300
Green Mountain Coffee Roasters Incorporated †	28,000	1,820,560
O’Reilly Automotive Incorporated †	61,000	4,639,050

		14,606,710

Textiles, Apparel & Luxury Goods : 4.95%

Coach Incorporated	93,000	6,051,510
Fossil Incorporated †	35,000	3,628,100
Nike Incorporated Class B	50,000	4,817,500
VF Corporation	18,000	2,487,960

		16,985,070

Consumer Staples : 3.83%

Beverages: 1.73%
The Coca-Cola Company	87,000	5,943,840

Food & Staples Retailing: 2.10%
Whole Foods Market Incorporated «	100,000	7,212,000

Energy : 8.36%

Energy Equipment & Services : 3.42%

National Oilwell Varco Incorporated	75,000	5,349,750
Schlumberger Limited	87,000	6,391,890

		11,741,640

Oil, Gas & Consumable Fuels : 4.94%

Apache Corporation	32,000	3,188,160
Continental Resources Incorporated «†	42,000	2,547,300
Occidental Petroleum Corporation	47,000	4,368,180
Pioneer Natural Resources Company	59,000	4,950,100

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Southwestern Energy Company «†	45,000	$1,891,800

		16,945,540

Financials : 4.38%

Capital Markets: 0.61%
TD Ameritrade Holding Corporation	125,000	2,097,500

Consumer Finance: 2.53%
MasterCard Incorporated	25,000	8,681,000

Diversified Financial Services: 1.24%
CME Group Incorporated	15,500	4,271,180

Health Care : 10.97%

Biotechnology : 2.76%

Alexion Pharmaceuticals Incorporated †	110,000	7,426,100
Vertex Pharmaceuticals Incorporated «†	52,000	2,058,680

		9,484,780

Health Care Equipment & Supplies : 3.18%

Intuitive Surgical Incorporated †	14,000	6,074,040
St. Jude Medical Incorporated	124,000	4,836,000

		10,910,040

Health Care Providers & Services : 1.38%

AmerisourceBergen Corporation	97,000	3,957,600
Express Scripts Incorporated †	17,000	777,410

		4,735,010

Pharmaceuticals : 3.65%

Allergan Incorporated	67,000	5,636,040
Shire plc ADR	73,000	6,883,900

		12,519,940

Industrials : 9.25%

Aerospace & Defense: 1.55%
United Technologies Corporation	68,000	5,302,640

Air Freight & Logistics: 1.62%
C.H. Robinson Worldwide Incorporated «	80,000	5,554,400

Electrical Equipment: 0.60%
Emerson Electric Company	43,000	2,069,160

Machinery : 2.73%
Caterpillar Incorporated	20,000	1,889,200
Danaher Corporation	79,000	3,819,650
Joy Global Incorporated «	42,000	3,662,400
		9,371,250

Road & Rail : 2.75%
Norfolk Southern Corporation	55,000	4,069,450

2

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Road & Rail (continued)
Union Pacific Corporation	54,000	$5,376,780

		9,446,230

Information Technology : 32.50%

Communications Equipment : 3.37%

F5 Networks Incorporated †	27,000	2,806,650
QUALCOMM Incorporated	170,000	8,772,000

		11,578,650

Computers & Peripherals : 9.14%

Apple Incorporated †	58,000	23,477,240
EMC Corporation †	275,000	6,740,250
NetApp Incorporated «†	28,000	1,146,880

		31,364,370

Internet Software & Services : 4.19%

eBay Incorporated †	108,000	3,437,640
Google Incorporated Class A †	18,500	10,963,840

		14,401,480

IT Services : 4.30%

Accenture plc	105,000	6,327,300
Cognizant Technology Solutions Corporation Class A †	116,000	8,439,000

		14,766,300

Semiconductors & Semiconductor Equipment : 4.11%

Analog Devices Incorporated	110,000	4,022,700
ARM Holdings plc ADR	70,000	1,966,300
Avago Technologies Limited	70,000	2,363,900
Microchip Technology Incorporated «	159,000	5,749,440

		14,102,340

Software : 7.39%

Check Point Software Technologies Limited «†	110,000	6,339,300
Citrix Systems Incorporated †	55,000	4,005,650
Red Hat Incorporated †	135,000	6,702,750
Salesforce.com Incorporated «†	39,000	5,193,630
VMware Incorporated †	32,000	3,128,000

		25,369,330

Materials : 5.50%

Chemicals : 5.50%

Air Products & Chemicals Incorporated	34,000	2,928,760
Ecolab Incorporated «	33,000	1,776,720
Monsanto Company	55,000	4,001,250
Praxair Incorporated	100,000	10,167,000

		18,873,730

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

Security Name	Shares	Value
Telecommunication Services : 0.63%

Wireless Telecommunication Services: 0.63%
NII Holdings Incorporated †	92,000	$2,164,760

Total Common Stocks (Cost $267,217,453)		334,351,170

			Principal
Other: 0.34%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$1,240,050	458,694
VFNC Corporation, Pass-Through Entity, 0.21% (a)(i)(v)144A±			1,435,506	717,753

Total Other (Cost $508,804)				1,176,447

Short-Term Investments: 13.17%
		Yield	Shares
Investment Companies : 13.17%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.07%	7,561,736	7,561,736
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.21	37,627,565	37,627,565

Total Short-Term Investments (Cost $45,189,301)				45,189,301

Total Investments in Securities (Cost $312,915,558)*	110.90%			380,716,918

Other Assets and Liabilities, Net	(10.90)			(37,407,278)

Total Net Assets	100.00%			$343,309,640

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $313,123,453 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$75,449,077
Gross unrealized depreciation	(7,855,612)

Net unrealized appreciation	$67,593,465

4

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Cap Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities

Common stocks	$334,351,170	$0	$0	$334,351,170

Other	0	0	1,176,447	1,176,447

Short-term investments

Investment companies	7,561,736	37,627,565	0	45,189,301

	$341,912,906	$37,627,565	$1,176,447	$380,716,918

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$1,309,767
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(50,547)
Purchases	0
Sales	(82,773)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of October 31, 2011	$1,176,447

Change in unrealized gains (losses) relating to securities still held at October 31, 2011	$(92,390)

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.11%

Consumer Discretionary : 9.53%

Hotels, Restaurants & Leisure : 2.30%
Carnival Corporation «	157,192	$5,534,729
Starwood Hotels & Resorts Worldwide Incorporated	92,198	4,620,042

		10,154,771

Household Durables: 0.88%
Newell Rubbermaid Incorporated	261,679	3,872,849

Media : 2.02%
DIRECTV Group Incorporated †	107,742	4,897,951
Walt Disney Company «	114,479	3,993,028

		8,890,979

Multiline Retail: 1.51%
Target Corporation	121,827	6,670,028

Specialty Retail: 1.75%
Home Depot Incorporated «	216,137	7,737,705

Textiles, Apparel & Luxury Goods: 1.07%
VF Corporation «	34,040	4,705,009

Consumer Staples : 6.03%

Beverages: 0.95%
PepsiCo Incorporated	66,791	4,204,493

Food & Staples Retailing: 1.88%
CVS Caremark Corporation	228,667	8,300,612

Food Products : 1.77%
Archer Daniels Midland Company «	109,993	3,183,197
Sara Lee Corporation	258,370	4,598,986

		7,782,183

Household Products: 1.43%
Procter & Gamble Company	98,669	6,313,829

Energy : 13.13%

Energy Equipment & Services : 3.46%
Nabors Industries Limited †	349,418	6,404,832
Noble Corporation «	126,911	4,561,181
Transocean Limited	74,895	4,280,249

		15,246,262

Oil, Gas & Consumable Fuels : 9.67%
Apache Corporation	48,381	4,820,199
Chevron Corporation	159,017	16,704,736
ConocoPhillips	117,771	8,202,750
Devon Energy Corporation	75,252	4,887,617
Marathon Petroleum Corporation	109,454	3,929,399

1

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company «	48,994	$4,110,597

		42,655,298

Financials : 24.68%

Capital Markets : 2.08%

Goldman Sachs Group Incorporated	40,776	4,467,011
State Street Corporation	117,012	4,726,115

		9,193,126

Commercial Banks : 4.08%

Comerica Incorporated	204,544	5,226,099
First Republic Bank Corporation †	220,462	6,106,797
KeyCorp Incorporated	941,879	6,649,666

		17,982,562

Consumer Finance: 1.41%
Capital One Financial Corporation «	136,009	6,210,171

Diversified Financial Services : 7.76%

Bank of America Corporation	828,840	5,660,977
Berkshire Hathaway Incorporated Class B «†	112,876	8,788,525
Citigroup Incorporated	271,615	8,580,318
JPMorgan Chase & Company	322,693	11,216,809

		34,246,629

Insurance : 5.48%

ACE Limited	122,837	8,862,690
Chubb Corporation «	116,667	7,822,522
MetLife Incorporated «	212,809	7,482,364

		24,167,576

REIT : 3.87%

Alexandria Real Estate Equities Incorporated «	85,183	5,629,744
Simon Property Group Incorporated	89,224	11,459,931

		17,089,675

Health Care : 12.68%

Health Care Equipment & Supplies : 2.04%

Baxter International Incorporated	90,618	4,982,178
Stryker Corporation	84,237	4,035,795

		9,017,973

Health Care Providers & Services: 2.05%
CIGNA Corporation	203,885	9,040,261

Pharmaceuticals : 8.59%

Abbott Laboratories	77,382	4,168,568
Bristol-Myers Squibb Company	154,808	4,890,385
Johnson & Johnson	126,526	8,147,009
Merck & Company Incorporated	194,585	6,713,183
Pfizer Incorporated	507,787	9,779,978

2

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Limited ADR	102,077	$4,169,845

		37,868,968

Industrials : 8.48%

Airlines: 0.95%
Southwest Airlines Company	489,204	4,182,694

Construction & Engineering: 0.81%
URS Corporation †	100,769	3,597,453

Industrial Conglomerates: 3.24%
General Electric Company	854,848	14,284,510

Machinery : 1.96%

Dover Corporation «	71,605	3,976,226
Eaton Corporation	103,780	4,651,420

		8,627,646

Road & Rail: 1.52%
Norfolk Southern Corporation	90,728	6,712,965

Information Technology : 9.77%

Communications Equipment: 1.93%
Cisco Systems Incorporated «	460,484	8,532,769

Computers & Peripherals: 1.53%
EMC Corporation «†	275,659	6,756,402

Internet Software & Services: 1.01%
Google Incorporated Class A †	7,552	4,475,617

IT Services: 1.96%
Accenture plc «	143,245	8,631,944

Semiconductors & Semiconductor Equipment: 1.29%
Maxim Integrated Products Incorporated «	217,038	5,677,714

Software : 2.05%

Compuware Corporation «†	574,972	4,858,513
Microsoft Corporation	156,420	4,165,465

		9,023,978

Materials : 2.22%

Chemicals : 1.56%

Ashland Incorporated «	76,256	4,038,518
Huntsman Corporation	240,695	2,825,759

		6,864,277

Metals & Mining: 0.66%
Alcoa Incorporated «	270,397	2,909,472

3

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Telecommunication Services : 4.30%

Diversified Telecommunication Services : 3.52%

AT&T Incorporated			302,273	$8,859,622
Verizon Communications Incorporated			180,808	6,686,280

				15,545,902

Wireless Telecommunication Services: 0.78%
NII Holdings Incorporated †			146,225	3,440,674

Utilities : 7.29%

Electric Utilities : 3.34%
Duke Energy Corporation «			374,667	7,650,700
Entergy Corporation			102,177	7,067,583

				14,718,283

Multi-Utilities : 2.93%

Dominion Resources Incorporated «			125,839	6,492,034
NiSource Incorporated «			291,359	6,436,120

				12,928,154

Water Utilities: 1.02%
American Water Works Company Incorporated			148,252	4,526,134

Total Common Stocks (Cost $393,258,229)				432,787,547

			Principal

Other: 0.14%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$652,500	241,360
VFNC Corporation, Pass-Through Entity, 0.25% (a)(i)(v)144A±			755,347	377,674

Total Other (Cost $267,727)				619,034

		Yield	Shares
Short-Term Investments: 20.73%

Investment Companies : 20.73%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.07%	7,745,356	7,745,356
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.21	83,695,048	83,695,048

Total Short-Term Investments (Cost $91,440,404)				91,440,404

Total Investments in Securities (Cost $484,966,360)*	118.98%			524,846,985

Other Assets and Liabilities, Net	(18.98)			(83,716,481)

Total Net Assets	100.00%			$441,130,504

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.

4

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $488,904,759 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,912,497
Gross unrealized depreciation	(11,970,271)

Net unrealized appreciation	$35,942,226

5

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Company Value Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities

Common stocks	$432,787,547	$0	$0	$432,787,547

Other	0	0	619,034	619,034

Short-term investments

Investment companies	7,745,356	83,695,048	0	91,440,404

	$440,532,903	$83,695,048	$619,034	$524,846,985

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$258,422
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(11,734)
Purchases	0
Sales	(43,554)
Transfers into of Level 3	0
Transfers out of Level 3	0
Transfers in from acquisition	415,900

Balance as of October 31, 2011	$619,034

Change in unrealized gains (losses) relating to securities still held at October 31, 2011	$(48,614)

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 99.27%

Consumer Discretionary : 17.50%

Auto Components: 1.66%
BorgWarner Incorporated †«	152,400	$11,657,076

Hotels, Restaurants & Leisure: 1.15%
Starbucks Corporation	190,820	8,079,319

Household Durables: 1.22%
Tempur-Pedic International Incorporated †«	125,800	8,561,948

Internet & Catalog Retail : 4.82%

Amazon.com Incorporated †	75,500	16,120,005
priceline.com Incorporated †	25,800	13,099,176
Shutterfly Incorporated †	108,500	4,521,195

		33,740,376

Media : 2.60%

CBS Corporation Class B	432,700	11,167,987
DIRECTV Group Incorporated †	155,000	7,046,300

		18,214,287

Multiline Retail: 0.97%
Dollar General Corporation †	170,371	6,756,914

Specialty Retail : 3.43%

Dick’s Sporting Goods Incorporated †	272,500	10,652,025
Ross Stores Incorporated	74,600	6,544,658
Williams-Sonoma Incorporated	182,800	6,862,312

		24,058,995

Textiles, Apparel & Luxury Goods : 1.65%

Deckers Outdoor Corporation †	42,400	4,886,176
Lululemon Athletica Incorporated †	118,700	6,704,176

		11,590,352

Energy : 11.79%

Energy Equipment & Services : 4.40%

Ensco International plc ADR	175,100	8,695,466
Oil States International Incorporated †	159,900	11,130,639
Schlumberger Limited	150,100	11,027,847

		30,853,952

Oil, Gas & Consumable Fuels : 7.39%

Brigham Exploration Company †	183,800	6,693,077
Cabot Oil & Gas Corporation	71,300	5,541,436
Concho Resources Incorporated †«	120,919	11,453,448
Exxon Mobil Corporation	141,500	11,049,735
Pioneer Natural Resources Company «	131,300	11,016,070
SandRidge Energy Incorporated †«	788,500	6,039,910

		51,793,676

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

Security Name	Shares	Value
Financials : 6.79%

Capital Markets : 1.37%
LPL Investment Holdings Incorporated †	49,802	$1,444,756
TD Ameritrade Holding Corporation	484,500	8,129,910

		9,574,666

Commercial Banks: 0.84%
Itau Unibanco Holding SA	307,600	5,881,312

Consumer Finance : 3.61%

MasterCard Incorporated	26,900	9,340,756
Visa Incorporated Class A «	171,200	15,966,112

		25,306,868

Real Estate Management & Development: 0.97%
CBRE Group Incorporated †	382,000	6,791,960

Health Care : 13.19%

Biotechnology : 2.71%

Alexion Pharmaceuticals Incorporated †	204,350	13,795,669
BioMarin Pharmaceutical Incorporated †«	152,500	5,201,775

		18,997,444

Health Care Equipment & Supplies: 1.07%
Alere Incorporated †	286,192	7,458,164

Health Care Providers & Services : 5.73%

Cardinal Health Incorporated	211,900	9,380,813
Healthspring Incorporated †	252,753	13,633,497
Humana Incorporated	87,600	7,469,379
Laboratory Corporation of America Holdings †«	114,800	9,625,980

		40,109,669

Health Care Technology: 1.33%
Cerner Corporation †«	147,200	9,336,896

Life Sciences Tools & Services : 0.94%

Bruker BioSciences Corporation †«	381,500	5,505,045
Illumina Incorporated †	36,168	1,107,464

		6,612,509

Pharmaceuticals: 1.41%
Allergan Incorporated	117,400	9,875,688

Industrials : 15.02%

Aerospace & Defense : 5.61%

Embraer SA ADR «	310,900	8,649,238
Precision Castparts Corporation	80,000	13,052,000
Transdigm Group Incorporated †	187,900	17,647,568

		39,348,806

2

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery : 3.16%

AGCO Corporation †	151,900	$6,657,777
Chart Industries Incorporated †«	92,100	5,204,571
Cummins Incorporated	103,305	10,271,616

		22,133,964

Road & Rail : 4.12%

Hertz Global Holdings Incorporated †«	815,100	9,455,160
Kansas City Southern †	307,500	19,424,775

		28,879,935

Trading Companies & Distributors : 2.13%

W.W. Grainger Incorporated	19,842	3,399,133
Wesco International Incorporated †«	237,500	11,509,250

		14,908,383

Information Technology : 28.48%

Communications Equipment : 1.77%

Acme Packet Incorporated †«	176,100	6,376,581
F5 Networks Incorporated †	57,900	6,018,705

		12,395,286

Computers & Peripherals : 8.57%

Apple Incorporated †	120,500	48,775,990
EMC Corporation †	459,800	11,269,698

		60,045,688

IT Services : 3.64%

Cognizant Technology Solutions Corporation Class A †	184,500	13,422,375
Gartner Incorporated †	313,926	12,092,430

		25,514,805

Semiconductors & Semiconductor Equipment : 4.86%

ARM Holdings plc ADR	265,400	7,455,086
Atmel Corporation †	411,400	4,344,384
Avago Technologies Limited	250,100	8,445,877
Microchip Technology Incorporated	197,900	7,156,064
NetLogic Microsystems Incorporated †	135,167	6,650,216

		34,051,627

Software : 9.64%

Citrix Systems Incorporated †	135,500	9,868,465
Oracle Corporation	601,000	19,694,770
QLIK Technologies Incorporated †	292,674	8,361,696
Red Hat Incorporated †	167,600	8,321,340
Salesforce.com Incorporated †«	74,600	9,934,482
TIBCO Software Incorporated †	395,000	11,411,550

		67,592,303

Materials : 4.53%

Chemicals : 3.57%

Airgas Incorporated	213,400	14,713,930

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

Security Name			Shares	Value
Chemicals (continued)

Monsanto Company			141,100	$10,265,025

				24,978,955

Containers & Packaging: 0.96%
Crown Holdings Incorporated †«			199,900	6,754,621

Telecommunication Services : 1.97%

Wireless Telecommunication Services: 1.97%
American Tower Corporation Class A †			250,200	13,786,019

Total Common Stocks (Cost $590,561,031)				695,642,463

		Yield

Short-Term Investments: 14.38%

Investment Companies : 14.38%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.07%	16,543,270	16,543,270
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.21	84,214,816	84,214,816

Total Short-Term Investments (Cost $100,758,086)				100,758,086

Total Investments in Securities (Cost $691,319,117)*	113.65%			796,400,549

Other Assets and Liabilities, Net	(13.65)			(95,645,784)

Total Net Assets	100.00%			$700,754,765

†	Non-income earning security.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $691,429,470 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$126,826,411
Gross unrealized depreciation	(21,855,332)

Net unrealized appreciation	$104,971,079

4

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Omega Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities

Common stocks	$695,642,463	$0	$0	$695,642,463

	$796,400,549	$796,400,549	$796,400,549	$796,400,549
Short-term investments

Investment companies	16,543,270	84,214,816	0	100,758,086

	$712,185,733	$84,214,816	$0	$796,400,549

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.19%

Consumer Discretionary : 18.42%

Auto Components : 1.44%

Gentex Corporation «	242,500	$7,304,100
Johnson Controls Incorporated «	158,500	5,219,405

		12,523,505

Hotels, Restaurants & Leisure : 2.90%

McDonald’s Corporation	73,000	6,778,050
Starbucks Corporation	244,500	10,352,130
Wynn Resorts Limited	61,500	8,167,200

		25,297,380

Household Durables: 0.48%
Tempur-Pedic International Incorporated †	61,500	4,185,690

Internet & Catalog Retail : 4.30%

Amazon.com Incorporated †	74,500	15,906,495
Priceline.com Incorporated †	42,600	21,628,872

		37,535,367

Multiline Retail: 1.55%
Dollar Tree Incorporated †	169,500	13,553,220

Specialty Retail : 7.27%

CarMax Incorporated «†	638,000	19,178,280
Dick’s Sporting Goods Incorporated «†	315,000	12,313,350
Green Mountain Coffee Roasters Incorporated †	125,000	8,127,500
O’Reilly Automotive Incorporated †	187,000	14,221,350
Tractor Supply Company	135,000	9,576,900

		63,417,380

Textiles, Apparel & Luxury Goods: 0.48%
Coach Incorporated	65,000	4,229,550

Consumer Staples : 2.90%

Food & Staples Retailing: 2.90%
Whole Foods Market Incorporated	350,500	25,278,060

Energy : 7.83%

Energy Equipment & Services : 2.02%

National Oilwell Varco Incorporated	82,500	5,884,725
Schlumberger Limited	159,500	11,718,465

		17,603,190

Oil, Gas & Consumable Fuels : 5.81%

Brigham Exploration Company †	105,000	3,823,575
Concho Resources Incorporated «†	111,000	10,513,920
Continental Resources Incorporated «†	100,000	6,065,000
Oasis Petroleum Incorporated †	82,500	2,420,550
Occidental Petroleum Corporation	76,800	7,137,792
Pioneer Natural Resources Company «	208,200	17,467,980
Southwestern Energy Company «†	48,500	2,038,940

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Whiting Petroleum Corporation †	27,500	$1,280,125

		50,747,882

Financials : 6.16%

Capital Markets : 1.90%

Ameriprise Financial Incorporated	96,000	4,481,280
LPL Investment Holdings Incorporated †	148,500	4,307,985
T. Rowe Price Group Incorporated	17,000	898,280
TD Ameritrade Holding Corporation	409,300	6,868,054

		16,555,599

Consumer Finance : 2.62%

American Express Company	105,500	5,340,410
MasterCard Incorporated	50,500	17,535,620

		22,876,030

Diversified Financial Services: 1.64%
CME Group Incorporated	52,100	14,356,676

Health Care : 13.08%

Biotechnology : 2.96%

Alexion Pharmaceuticals Incorporated †	354,500	23,932,295
Biogen Idec Incorporated †	16,500	1,919,940

		25,852,235

Health Care Equipment & Supplies : 3.53%

Intuitive Surgical Incorporated †	41,000	17,788,260
St. Jude Medical Incorporated	332,500	12,967,500

		30,755,760

Health Care Providers & Services : 1.26%

AmerisourceBergen Corporation	214,200	8,739,360
Express Scripts Incorporated †	49,500	2,263,635

		11,002,995

Life Sciences Tools & Services: 1.97%
Mettler-Toledo International Incorporated «†	112,000	17,203,200

Pharmaceuticals : 3.36%

Allergan Incorporated	150,700	12,676,884
Shire plc ADR	176,500	16,643,950

		29,320,834

Industrials : 9.43%

Aerospace & Defense: 1.21%
United Technologies Corporation	135,000	10,527,300

Air Freight & Logistics: 0.95%
C.H. Robinson Worldwide Incorporated	119,500	8,296,885

2

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Electrical Equipment: 0.44%
Polypore International Incorporated †	73,500	$3,855,075

Machinery : 2.18%

Danaher Corporation	133,500	6,454,725
Gardner Denver Incorporated	15,000	1,159,950
Joy Global Incorporated «	130,500	11,379,600

		18,994,275

Road & Rail : 4.65%

Kansas City Southern †	336,200	21,237,754
Norfolk Southern Corporation	119,200	8,819,608
Union Pacific Corporation	106,000	10,554,420

		40,611,782

Information Technology : 32.90%

Communications Equipment : 3.11%

F5 Networks Incorporated †	105,500	10,966,725
QUALCOMM Incorporated	265,000	13,674,000
Riverbed Technology Incorporated †	92,500	2,551,150

		27,191,875

Computers & Peripherals : 8.97%

Apple Incorporated †	147,000	59,502,660
EMC Corporation «†	766,000	18,774,660

		78,277,320

Internet Software & Services : 5.84%

eBay Incorporated †	306,500	9,755,895
Google Incorporated Class A †	33,050	19,586,752
Rackspace Hosting Incorporated †	370,000	15,314,300
WebMD Health Corporation †	175,300	6,302,035

		50,958,982

IT Services : 6.63%

Accenture plc	251,200	15,137,312
Alliance Data Systems Corporation «†	108,500	11,114,740
Cognizant Technology Solutions Corporation Class A †	317,000	23,061,750
VeriFone Holdings Incorporated †	203,000	8,568,630

		57,882,432

Semiconductors & Semiconductor Equipment : 3.85%

Analog Devices Incorporated	261,700	9,570,369
Avago Technologies Limited	40,000	1,350,800
Cavium Incorporated †	95,000	3,105,550
Maxim Integrated Products Incorporated	124,500	3,256,920
Microchip Technology Incorporated «	379,000	13,704,640
NetLogic Microsystems Incorporated †	53,000	2,607,600

		33,595,879

Software : 4.50%

Check Point Software Technologies Limited «†	130,000	7,491,900
Citrix Systems Incorporated †	77,000	5,607,910
Oracle Corporation	83,500	2,736,295

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND

Security Name			Shares	Value
Software (continued)

Red Hat Incorporated †			191,000	$9,483,150
Salesforce.com Incorporated «†			49,500	6,591,915
VMware Incorporated †			75,000	7,331,250

				39,242,420

Materials : 4.77%

Chemicals : 4.77%

Air Products & Chemicals Incorporated			109,500	9,432,330
Monsanto Company			84,000	6,111,000
Mosaic Company			33,802	1,979,445
Praxair Incorporated			237,400	24,136,458

				41,659,233

Telecommunication Services : 0.70%

Wireless Telecommunication Services: 0.70%
NII Holdings Incorporated †			261,100	6,143,683

Total Common Stocks (Cost $653,474,092)				839,531,694

			Principal
Other : 0.14%

Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$1,349,325	499,115
VFNC Corporation, Pass-Through Entity, 0.25% (a)(i)(v)144A±			1,562,006	781,003

Total Other (Cost $553,641)				1,280,118

		Yield	Shares
Short-Term Investments: 12.19%

Investment Companies : 12.19%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.07%	27,306,209	27,306,209
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.21	79,064,946	79,064,946

Total Short-Term Investments (Cost $106,371,155)				106,371,155

Total Investments in Securities (Cost $760,398,888)*	108.52%			947,182,967
Other Assets and Liabilities, Net	(8.52)			(74,378,114)

Total Net Assets	100.00%			$872,804,853

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $762,074,373 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$199,138,127
Gross unrealized depreciation	(14,029,533)

Net unrealized appreciation	$185,108,594

4

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$839,531,694	$0	$0	$839,531,694

Other	0	0	1,280,118	1,280,118

Short-term investments
Investment companies	27,306,209	79,064,946	0	106,371,155

	$866,837,903	$79,064,946	$1,280,118	$947,182,967

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$1,425,187
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(55,000)
Purchases	0
Sales	(90,069)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of October 31, 2011	$1,280,118

Change in unrealized gains (losses) relating to securities still held at October 31, 2011	$(100,531)

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 99.23%

Consumer Discretionary : 8.55%

Media: 1.62%
Walt Disney Company	3,384	$118,034

Multiline Retail: 1.86%
Nordstrom Incorporated	2,660	134,835

Specialty Retail : 5.07%

Home Depot Incorporated	5,009	179,322
TJX Companies Incorporated	3,200	188,576

		367,898

Consumer Staples : 9.42%

Food & Staples Retailing : 4.33%

Costco Wholesale Corporation	2,188	182,151
Walgreen Company	3,979	132,103

		314,254

Food Products: 2.75%
General Mills Incorporated	5,194	200,125

Household Products: 2.34%
Procter & Gamble Company	2,657	170,021

Energy : 11.75%

Energy Equipment & Services: 1.78%
Noble Corporation	3,600	129,384

Oil, Gas & Consumable Fuels : 9.97%

Apache Corporation	1,666	165,984
Noble Energy Incorporated	1,976	176,536
Spectra Energy Corporation	6,133	175,588
Statoil ASA ADR	8,100	205,983

		724,091

Financials : 15.93%

Capital Markets: 1.63%
Franklin Resources Incorporated	1,110	118,359

Commercial Banks : 3.72%

PNC Financial Services Group Incorporated	3,136	168,435
Toronto-Dominion Bank ADR	1,351	101,703

		270,138

Consumer Finance: 2.96%
Capital One Financial Corporation	4,709	215,013

Diversified Financial Services: 1.15%
JPMorgan Chase & Company	2,404	83,563

Insurance : 6.47%

ACE Limited	2,483	179,148

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND

Security Name	Shares	Value
Insurance (continued)

MetLife Incorporated	3,690	$129,740
Prudential Financial Incorporated	2,967	160,811

		469,699

Health Care : 12.15%

Health Care Equipment & Supplies : 3.74%

Becton Dickinson & Company	1,797	140,579
Stryker Corporation	2,730	130,794

		271,373

Health Care Providers & Services: 2.37%
Laboratory Corporation of America Holdings †	2,052	172,060

Pharmaceuticals : 6.04%

Johnson & Johnson	3,272	210,684
Novartis AG ADR	1,784	100,742
Pfizer Incorporated	6,622	127,540

		438,966

Industrials : 11.67%

Air Freight & Logistics: 2.03%
United Parcel Service Incorporated Class B	2,100	147,504

Electrical Equipment: 2.65%
Emerson Electric Company	4,000	192,480

Industrial Conglomerates: 1.57%
3M Company	1,439	113,710

Machinery: 2.47%
Eaton Corporation	4,001	179,325

Road & Rail: 2.95%
Norfolk Southern Corporation	2,900	214,571

Information Technology : 21.85%

Communications Equipment: 2.47%
QUALCOMM Incorporated	3,483	179,723

Computers & Peripherals : 5.95%

Apple Incorporated †	548	221,819
EMC Corporation †	8,575	210,173

		431,992

Electronic Equipment, Instruments & Components: 1.20%
Corning Incorporated	6,084	86,940

Internet Software & Services: 3.59%
Google Incorporated Class A †	440	260,762

IT Services : 4.46%

Accenture plc	3,380	203,679

2

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name			Shares	Value
IT Services (continued)

International Business Machines Corporation			650	$120,010

				323,689

Semiconductors & Semiconductor Equipment: 1.11%
Texas Instruments Incorporated			2,623	80,605

Software: 3.07%
Microsoft Corporation			8,379	223,133

Materials : 3.38%

Chemicals: 1.95%
Potash Corporation of Saskatchewan			2,989	141,469

Metals & Mining: 1.43%
Nucor Corporation			2,759	104,235

Telecommunication Services : 2.30%

Wireless Telecommunication Services: 2.30%
Vodafone Group plc ADR			6,000	167,040

Utilities : 2.23%

Electric Utilities: 2.23%
Consolidated Edison Incorporated			2,800	162,036

Total Common Stocks (Cost $6,719,903)				7,207,027

		Yield
Short-Term Investments: 0.27%

Investment Companies : 0.27%

Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01%	19,609	19,609

Total Short-Term Investments (Cost $19,609)				19,609

Total Investments in Securities (Cost $6,739,512)*	99.50%			7,226,636

Other Assets and Liabilities, Net	0.50			36,181

Total Net Assets	100.00%			$7,262,817

†	Non-income earning security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $6,746,116 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$666,029
Gross unrealized depreciation	(185,509)

Net unrealized appreciation	$480,520

3

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Social Sustainability Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities

Common stocks	$7,207,027	$0	$0	$7,207,027

Short-term investments

Investment companies	19,609	0	0	19,609

	$7,226,636	$0	$0	$7,226,636

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.00%

Consumer Discretionary : 21.72%

Auto Components: 1.02%
Johnson Controls Incorporated «	167,750	$5,524,008

Hotels, Restaurants & Leisure : 5.73%

Las Vegas Sands Corporation †	65,970	3,097,292
McDonald’s Corporation	134,060	12,447,471
Starbucks Corporation «	221,470	9,377,040
Wynn Resorts Limited	46,530	6,179,184

		31,100,987

Internet & Catalog Retail : 4.34%

Amazon.com Incorporated †	51,970	11,096,115
Priceline.com Incorporated †	24,560	12,469,603

		23,565,718

Multiline Retail: 1.75%
Dollar Tree Incorporated †	118,940	9,510,442

Specialty Retail : 3.76%

CarMax Incorporated «†	288,840	8,682,530
Dick’s Sporting Goods Incorporated «†	110,000	4,299,900
O’Reilly Automotive Incorporated †	97,670	7,427,804

		20,410,234

Textiles, Apparel & Luxury Goods : 5.12%

Coach Incorporated	155,000	10,085,850
Fossil Incorporated «†	55,000	5,701,300
Nike Incorporated Class B	74,000	7,129,900
VF Corporation	35,000	4,837,700

		27,754,750

Consumer Staples : 4.58%

Beverages: 1.83%
The Coca-Cola Company	145,000	9,906,400

Food & Staples Retailing: 2.22%
Whole Foods Market Incorporated	167,270	12,063,512

Food Products: 0.53%
Green Mountain Coffee Roasters Incorporated †	44,000	2,860,880

Energy : 8.44%

Energy Equipment & Services : 3.42%

National Oilwell Varco Incorporated	115,070	8,207,943
Schlumberger Limited	140,650	10,333,556

		18,541,499

Oil, Gas & Consumable Fuels : 5.02%

Apache Corporation	60,000	5,977,800
Continental Resources Incorporated «†	47,120	2,857,828
Occidental Petroleum Corporation	73,510	6,832,019

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	100,000	$8,390,000
Southwestern Energy Company «†	75,400	3,169,816

		27,227,463

Financials : 4.41%

Capital Markets: 0.49%
TD Ameritrade Holding Corporation	160,080	2,686,142

Consumer Finance: 2.60%
MasterCard Incorporated	40,580	14,090,999

Diversified Financial Services: 1.32%
CME Group Incorporated	26,010	7,167,316

Health Care : 10.84%

Biotechnology : 2.68%

Alexion Pharmaceuticals Incorporated †	169,640	11,452,396
Vertex Pharmaceuticals Incorporated «†	78,220	3,096,730

		14,549,126

Health Care Equipment & Supplies : 3.14%

Intuitive Surgical Incorporated †	22,090	9,583,967
St. Jude Medical Incorporated	191,310	7,461,090

		17,045,057

Health Care Providers & Services : 1.37%

AmerisourceBergen Corporation	150,790	6,152,232
Express Scripts Incorporated †	27,760	1,269,465

		7,421,697

Pharmaceuticals : 3.65%

Allergan Incorporated	108,380	9,116,926
Shire plc ADR	113,090	10,664,387

		19,781,313

Industrials : 9.06%

Aerospace & Defense: 1.58%
United Technologies Corporation	110,000	8,577,800

Air Freight & Logistics: 1.63%
C.H. Robinson Worldwide Incorporated «	127,630	8,861,351

Electrical Equipment: 0.44%
Emerson Electric Company	50,000	2,406,000

Industrial Conglomerates: 1.07%
Danaher Corporation	120,000	5,802,000

Machinery : 1.54%
Caterpillar Incorporated	31,670	2,991,548

2

WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Joy Global Incorporated «	61,260	$5,341,872

		8,333,420

Road & Rail : 2.80%
Norfolk Southern Corporation	84,820	6,275,832
Union Pacific Corporation	89,530	8,914,502

		15,190,334

Information Technology : 32.83%

Communications Equipment : 3.14%

F5 Networks Incorporated †	32,990	3,429,311
QUALCOMM Incorporated	263,880	13,616,208

		17,045,519

Computers & Peripherals : 9.52%

Apple Incorporated †	91,700	37,118,326
EMC Corporation «†	520,595	12,759,783
NetApp Incorporated «†	43,350	1,775,616

		51,653,725

Internet Software & Services : 4.23%

eBay Incorporated †	172,000	5,474,760
Google Incorporated Class A †	29,500	17,482,880

		22,957,640

IT Services : 4.41%

Accenture plc «	175,000	10,545,500
Cognizant Technology Solutions Corporation Class A †	183,770	13,369,268

		23,914,768

Semiconductors & Semiconductor Equipment : 4.13%

Analog Devices Incorporated	174,350	6,375,980
ARM Holdings plc ADR «	120,000	3,370,800
Avago Technologies Limited	108,380	3,659,993
Microchip Technology Incorporated «	249,740	9,030,598

		22,437,371

Software : 7.40%

Check Point Software Technologies Limited «†	172,930	9,965,956
Citrix Systems Incorporated †	82,000	5,972,060
Red Hat Incorporated †	219,285	10,887,500
Salesforce.com Incorporated «†	64,260	8,557,504
VMware Incorporated †	48,700	4,760,425

		40,143,445

Materials : 5.48%

Chemicals : 5.48%

Air Products & Chemicals Incorporated	53,550	4,612,797
Ecolab Incorporated «	51,840	2,791,066
Monsanto Company	90,000	6,547,500

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND

Security Name			Shares	Value
Chemicals (continued)

Praxair Incorporated			155,500	$15,809,685

				29,761,048

Telecommunication Services : 0.64%

Wireless Telecommunication Services: 0.64%
NII Holdings Incorporated †			146,550	3,448,320

Total Common Stocks (Cost $476,230,410)				531,740,284

		Yield
Short-Term Investments: 14.21%

Investment Companies : 14.21%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.07%	9,028,504	9,028,504
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.21	68,081,428	68,081,428

Total Short-Term Investments (Cost $77,109,932)				77,109,932

Total Investments in Securities (Cost $553,340,342)*	112.21%			608,850,216

Other Assets and Liabilities, Net	(12.21)			(66,246,931)

Total Net Assets	100.00%			$542,603,285

«	All or a portion of this security is on loan.
†	Non-income earning security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $555,487,543 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$65,961,825
Gross unrealized depreciation	(12,599,152)

Net unrealized appreciation	$53,362,673

4

WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Strategic Large Cap Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities

Common stocks	$531,740,284	$0	$0	$531,740,284

Short-term investments

Investment companies	9,028,504	68,081,428	0	77,109,932

	$540,768,788	$68,081,428	$0	$608,850,216

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Treasury Debt: 106.28%
US Treasury Bill (z)		0.01%	11/25/2011	$750,000,000	$749,993,282
US Treasury Bill (z)		0.01	12/01/2011	654,850,000	654,841,814
US Treasury Bill (z)		0.01	12/15/2011	750,000,000	749,986,708
US Treasury Bill (z)		0.01	12/22/2011	547,525,000	547,516,677
US Treasury Bill (z)		0.02	12/29/2011	721,970,000	721,946,881
US Treasury Bill (z)		0.02	01/12/2012	720,000,000	719,974,800
US Treasury Bill (z)		0.02	01/26/2012	625,000,000	624,962,673
US Treasury Bill (z)		0.02	02/02/2012	650,000,000	649,971,247
US Treasury Bill (z)		0.03	11/10/2011	750,000,000	749,993,344
US Treasury Bill (z)		0.03	11/17/2011	700,500,000	700,489,156
US Treasury Bill (z)		0.03	12/08/2011	700,000,000	699,975,397
US Treasury Bill (z)		0.03	01/05/2012	700,000,000	699,967,409
US Treasury Bill (z)		0.03	01/19/2012	700,000,000	699,955,124
US Treasury Bill (z)		0.03	02/23/2012	50,000,000	49,994,854
US Treasury Bill (z)		0.04	03/01/2012	50,000,000	49,992,438
US Treasury Bill (z)		0.07	11/03/2011	600,000,000	599,996,222
US Treasury Bill (z)		0.07	03/08/2012	50,000,000	49,988,000
US Treasury Bill (z)		0.08	02/16/2012	50,000,000	49,988,223
US Treasury Note		0.75	11/30/2011	60,000,000	60,032,503
US Treasury Note		0.88	01/31/2012	150,000,000	150,305,371
US Treasury Note		0.88	02/29/2012	50,000,000	50,135,789
US Treasury Note		0.88	03/31/2012	150,000,000	150,569,310
US Treasury Note		0.88	04/30/2012	50,000,000	50,226,883
US Treasury Note		1.13	12/15/2011	50,000,000	50,066,715
US Treasury Note		1.13	01/15/2012	70,000,000	70,155,927
US Treasury Note		1.13	01/15/2012	80,000,000	80,172,119
US Treasury Note		1.38	02/15/2012	50,000,000	50,187,622
US Treasury Note		1.38	03/15/2012	50,000,000	50,243,647
US Treasury Note		4.50	11/30/2011	61,400,000	61,618,420
US Treasury Note		4.63	12/31/2011	200,000,000	201,487,200
US Treasury Note		4.88	02/15/2012	100,000,000	101,392,091

Total Treasury Debt (Cost $10,896,127,846)					10,896,127,846

Total Investments in Securities (Cost $10,896,127,846)*	106.28%				10,896,127,846

Other Assets and Liabilities, Net	(6.28)				(643,391,233)

Total Net Assets	100.00%				$10,252,736,613

(z)	Zero coupon security. Rate represents yield to maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.26%

California : 95.24%

Other Municipal Debt : 0.27%

Riverside County CA Teeter Financing Series B (Miscellaneous Revenue)	0.15%	01/12/2012	$4,900,000	4,900,000
San Diego County CA School Districts Series B-1 (Tax Revenue, GO of Participants Insured)	2.00	01/31/2012	1,000,000	1,003,785

				5,903,785

Variable Rate Demand Notes§ : 94.97%

ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)	0.13	07/01/2038	6,700,000	6,700,000
ABAG Finance Authority for Nonprofit Corporation California Jewish Community Center (Miscellaneous Revenue, Bank of America NA LOC)	0.25	06/01/2029	4,515,000	4,515,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.12	09/01/2033	15,000,000	15,000,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC Insured)	0.14	04/01/2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured)	0.14	07/15/2035	9,200,000	9,200,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University Series A (Education Revenue, Northern Trust Company LOC)	0.12	04/01/2035	1,515,000	1,515,000
ABAG Finance Authority for Nonprofit Corporation California The Head-Royce School (Education Revenue, Bank of America NA LOC)	0.18	09/01/2036	11,205,000	11,205,000
ABAG Finance Authority For Nonprofit Corporation California Valley Christian Schools (Education Revenue, Bank of America NA LOC)	0.24	07/01/2039	19,480,000	19,480,000
ABAG Finance Authority for Nonprofit Corporation California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America NA LOC)	0.21	10/01/2034	13,985,000	13,985,000
ABAG Finance Authority For Nonprofit Corporation San Francisco High University Series A (Education Revenue, Northern Trust Company LOC)	0.12	04/01/2036	6,835,000	6,835,000
Alameda CA PFA MFHA Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.16	05/15/2035	1,565,000	1,565,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured)	0.14	03/15/2033	2,000,000	2,000,000
Anaheim CA Housing Authority MFHR Monterey Apartments Series B (Housing Revenue, FNMA Insured)	0.18	05/15/2027	1,895,000	1,895,000
Anaheim CA Housing Authority Sea Wind Apartments Project Series C (Housing Revenue, FNMA Insured)	0.14	07/15/2033	6,000,000	6,000,000
Arcadia County CA USD Series 2679 (GO - Local, FSA Insured)	0.14	08/01/2013	8,680,000	8,680,000
Austin Certificates Bank of America Series 2008-3312 (Miscellaneous Revenue)	0.34	08/01/2032	5,350,000	5,350,000
Bay Area Toll Authority California Toll Bridge (Transportation Revenue, Union Bank NA LOC)	0.06	04/01/2047	20,810,000	20,810,000
Bay Area Toll Authority California Toll Bridge Series A (Transportation Revenue, Sumitomo Mitsui Banking LOC)	0.08	04/01/2045	6,700,000	6,700,000
Bay Area Toll Authority California Toll Bridge Series A2 (Transportation Revenue, Union Bank NA LOC)	0.08	04/01/2047	9,400,000	9,400,000
Bay Area Toll Authority California Toll Bridge Series B2 (Transportation Revenue, JPMorgan Chase Bank LOC)	0.07	04/01/2047	5,270,000	5,270,000
Branch Banking & Trust Municipal Trust Floaters Series 2049 (GO - Local, FSA Insured)	0.15	02/01/2027	9,305,000	9,305,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.14	10/01/2020	25,330,000	25,330,000
California CDA Aegis Moraga Project C (Housing Revenue, FNMA Insured)	0.22	07/01/2027	7,255,000	7,255,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured)	0.14	07/01/2027	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC Insured)	0.14	11/01/2036	9,500,000	9,500,000
California CDA Avian Glen Apartment Project CC (Housing Revenue, CitiBank NA LOC)	0.16	08/01/2039	5,190,000	5,190,000
California CDA Belmont Project Series F (Housing Revenue, FNMA Insured)	0.13	06/15/2038	9,390,000	9,390,000

The accompanying notes are an integral part of these financial statements.

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)

California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC Insured)	0.14%	09/01/2040	$3,555,000	3,555,000
California CDA Floaters Series 3102 (Health Revenue, FHLMC Insured) 144A	0.14	11/15/2048	25,422,423	25,422,423
California CDA Gas Supply (Energy Revenue, Royal Bank of Canada LOC)	0.13	11/01/2040	60,175,000	60,175,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured)	0.15	12/15/2034	1,925,000	1,925,000
California CDA Health Facility Community Hospital (Hospital Revenue, U.S. Bank NA LOC)	0.11	06/01/2033	8,500,000	8,500,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.14	11/01/2031	6,775,000	6,775,000
California CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York LOC)	0.09	12/01/2036	12,170,000	12,170,000
California CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC Insured)	0.14	12/01/2034	10,500,000	10,500,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured)	0.15	10/15/2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FHLMC Insured)	0.15	11/01/2040	10,935,000	10,935,000
California CDA MHRB Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured)	0.14	04/15/2035	7,000,000	7,000,000
California CDA Motion Picture & TV Fund Series A (Health Revenue, Northern Trust Company LOC)	0.14	03/01/2031	12,000,000	12,000,000
California CDA Multifamily Housing Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.13	08/01/2045	7,000,000	7,000,000
California CDA Multifamily Housing PFOTER MT-381 (Housing Revenue, FHLMC Insured)	0.34	02/01/2050	14,000,000	14,000,000
California CDA Multifamily Housing PFOTER MT-381 (Housing Revenue, FHLMC Insured)	0.34	02/01/2053	11,000,000	11,000,000
California CDA Multifamily Housing PUTTER Series 2680 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.24	05/15/2018	21,700,000	21,700,000
California CDA Multifamily Housing PUTTER Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)	0.34	05/15/2018	1,300,000	1,300,000
California CDA Multifamily Housing Seasons at Lakewood Series A (Housing Revenue, FNMA Insured)	0.15	05/15/2037	3,200,000	3,200,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.14	08/01/2031	7,840,000	7,840,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured)	0.14	10/15/2030	6,440,000	6,440,000
California CDA Pennsylvania Valley Apartment Authority Project Series 2001 (Housing Revenue, FHLMC Insured)	0.38	08/01/2033	1,665,000	1,665,000
California CDA ROC RR II R-11621 (Health Revenue, FSA Insured) 144A	0.15	08/15/2032	12,825,000	12,825,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured)	0.14	05/15/2037	5,265,000	5,265,000
California CDA Series 3108 (Hospital Revenue, AMBAC Insured) 144A	0.14	08/15/2038	6,000,000	6,000,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured)	0.14	05/01/2027	5,665,000	5,665,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, CitiBank NA LOC)	0.20	06/01/2036	2,200,000	2,200,000
California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.15	11/01/2035	4,000,000	4,000,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured)	0.15	11/15/2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured)	0.14	11/15/2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured)	0.15	11/15/2035	3,605,000	3,605,000
California DWR Series 3019 (Water & Sewer Revenue)	0.14	06/01/2016	4,885,000	4,885,000
California Educational Facilities Authority St. Mary’s (Education Revenue, Bank of America NA LOC, NATL-RE Insured)	0.19	10/01/2043	11,500,000	11,500,000
California Enterprise Development Authority Pocino Foods Company Project Series A (IDR)	0.16	11/01/2033	7,665,000	7,665,000

The accompanying notes are an integral part of these financial statements.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)

California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.13%	08/01/2039	$13,790,000	13,790,000
California HFA Home Mortgage Series H (Housing Revenue, FNMA LOC)	0.13	02/01/2036	4,900,000	4,900,000
California HFFA California Presbyterian Homes (Continuing Care Retirement Community, Union Bank NA LOC)	0.10	07/01/2034	8,980,000	8,980,000
California HFFA Children’s Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.25	07/01/2042	2,300,000	2,300,000
California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)	0.10	07/01/2041	10,000,000	10,000,000
California HFFA St. Joseph Health System Series C (Health Revenue, Northern Trust Company LOC)	0.10	07/01/2041	22,000,000	22,000,000
California Infrastructure & Economic Development Bank California Academy Series C (Education Revenue, East West Bank LOC)	0.16	12/01/2040	4,940,000	4,940,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum (Miscellaneous Revenue, Bank of America NA LOC)	0.21	12/01/2036	11,800,000	11,800,000
California Infrastructure & Economic Development Bank J. Paul Getty Project Series B (Miscellaneous Revenue)	0.09	04/01/2033	16,835,000	16,835,000
California Infrastructure & Economic Development Bank Jewish Community Center Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.21	12/01/2031	2,800,000	2,800,000
California Infrastructure & Economic Development Bank Lycee Francias de Los Angeles Project (Education Revenue, U.S. Bank NA LOC)	0.14	09/01/2036	2,865,000	2,865,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.10	11/01/2026	1,550,000	1,550,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Mizuho Corporate Bank LOC)	0.10	11/01/2026	11,200,000	11,200,000
California Infrastructure & Economic Development Bank Rand Corporation Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.20	04/01/2042	2,330,000	2,330,000
California Infrastructure & Economic Development Bank ROC RR II R-11527 (Transportation Revenue, AMBAC Insured)	0.14	07/01/2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Society for the Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.18	01/01/2037	2,185,000	2,185,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue)	0.09	06/01/2025	6,400,000	6,400,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (Miscellaneous Revenue)	0.09	11/01/2035	9,850,000	9,850,000
California Municipal Finance Authority Exxon Mobile Project (IDR)	0.07	12/01/2029	4,100,000	4,100,000
California Municipal Finance Authority Pacific Institute Series A (Health Revenue, California Bank & Trust LOC)	0.13	08/01/2037	21,055,000	21,055,000
California Municipal Finance Authority San Francisco Planning Project (Miscellaneous Revenue)	0.09	12/01/2042	6,935,000	6,935,000
California PCFA Burney Forest Products Project Series A (Resource Recovery Revenue, Union Bank of California LOC)	0.12	09/01/2020	14,700,000	14,700,000
California PCFA Solid Waste John & Ann M Verwey Project (Miscellaneous Revenue, CoBank ACB LOC)	0.18	05/01/2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Miscellaneous Revenue, CoBank ACB LOC)	0.18	11/01/2027	6,000,000	6,000,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Miscellaneous Revenue, Rabobank Netherlands LOC)	0.18	11/01/2027	1,400,000	1,400,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.27	08/01/2018	10,100,000	10,100,000
California Refunding Branch Banking & Trust Company Municipal Trust Series 2000 (GO - State, Branch Banking & Trust LOC, FSA Insured)	0.16	07/10/2027	15,640,000	15,640,000
California Scripps Health Series F (Hospital Revenue, Northern Trust Company LOC)	0.09	10/01/2031	4,030,000	4,030,000
California Series A Subseries A-1-1 (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.08	05/01/2040	40,425,000	40,425,000
California Series A Subseries A-1-2 (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.08	05/01/2040	20,000,000	20,000,000
California Series A Subseries A-2-1 (Miscellaneous Revenue, Barclays Bank plc LOC)	0.10	05/01/2040	10,000,000	10,000,000
California Series A-2 (GO - State, Bank of Montreal LOC)	0.10	05/01/2033	45,700,000	45,700,000
California Series A-3 (GO - State, Bank of Montreal LOC)	0.09	05/01/2033	35,000,000	35,000,000

The accompanying notes are an integral part of these financial statements.

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)

California Series B Subseries B-3 (Miscellaneous Revenue, Barclays Bank plc LOC)	0.08%	05/01/2040	$12,475,000	12,475,000
California Series B-1 (GO - State, CitiBank NA LOC)	0.11	05/01/2034	5,400,000	5,400,000
California Series C-2 (GO - State, Scotia Bank LOC)	0.10	05/01/2033	1,000,000	1,000,000
Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured)	0.13	10/15/2026	1,755,000	1,755,000
Central Basin California Municipal Water Distribution Series B (Utilities Revenue, U.S. Bank NA LOC)	0.12	08/01/2037	10,620,000	10,620,000
Chino Basin California Regional Financing Authority Inland Empire Utility Series B (Water & Sewer Revenue, Lloyds TSB Bank LOC)	0.10	06/01/2032	8,580,000	8,580,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured)	0.16	02/01/2023	11,000,000	11,000,000
East Bay CA Municipal Utilities District Water System Series A-1 (Water & Sewer Revenue)	0.07	06/01/2038	50,820,000	50,820,000
East Bay CA Municipal Utilities District Water System Series A-3 (Water & Sewer Revenue)	0.07	06/01/2038	9,955,000	9,955,000
Eclipse Funding Trust 2006-0002 Solar Eclipse Los Angeles (Tax Revenue, U.S. Bank NA LOC)	0.13	07/01/2030	25,735,000	25,735,000
Eclipse Funding Trust 2006-0065 Solar Eclipse Pepperdine (Education Revenue, U.S. Bank NA LOC)	0.13	12/01/2013	2,175,000	2,175,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Los Angeles (GO - State, U.S. Bank NA LOC)	0.13	08/01/2032	10,200,000	10,200,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.12	07/01/2035	6,750,000	6,750,000
Golden State CA Tobacco Securitization Corporation Series 3123 (Tobacco Revenue) 144A	0.19	06/01/2045	21,290,000	21,290,000
Golden State CA Tobacco Securitization Corporation Tobacco Settlement ROC RR II R-11442 (Tobacco Revenue, AGC-ICC Insured)	0.34	06/01/2035	6,255,000	6,255,000
Hayward CA MFHR Shorewood Series A (Housing Revenue, FNMA Insured)	0.12	07/15/2014	4,000,000	4,000,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.15	03/01/2028	6,620,000	6,620,000
JPMorgan Chase PUTTERS/DRIVERS Trust Series 3763Z (Education Revenue, AGM-CR FGIC Insured) 144A	0.14	11/15/2015	4,700,000	4,700,000
JPMorgan Chase PUTTERS/DRIVERS Trust Series 3903Z (Tax Revenue, NATL-RE Insured) 144A	0.14	12/01/2027	5,000,000	5,000,000
JPMorgan Chase PUTTERS/DRIVERS Trust Series 3931 (Tax Revenue)	0.15	08/12/2012	25,000,000	25,000,000
JPMorgan Chase PUTTERS/DRIVERS Trust Series 3934 (Tax Revenue) 144A	0.15	08/07/2012	15,400,000	15,400,000
JPMorgan Chase PUTTERS/DRIVERS Trust Series 3965 (Tax Revenue) 144A	0.15	08/12/2012	25,000,000	25,000,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured)	0.14	02/15/2031	6,100,000	6,100,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured)	0.12	12/01/2026	5,500,000	5,500,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured)	0.14	12/15/2034	6,290,000	6,290,000
Los Angeles CA COP Notre Dame High School Series 2006-A (Lease Revenue, Bank of America NA LOC)	0.18	09/01/2036	6,790,000	6,790,000
Los Angeles CA COP Samuel A Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.14	08/01/2038	10,000,000	10,000,000
Los Angeles CA Department Water & Power Revenue System Subseries A-2 (Water & Sewer Revenue, AGM-CR AMBAC Insured) 144A	0.14	01/01/2015	4,125,000	4,125,000
Los Angeles CA DW&P ROC RR II R-11531 (Water & Sewer Revenue, NATL-RE Insured)	0.14	01/01/2013	10,505,000	10,505,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.15	07/01/2027	3,540,000	3,540,000
Los Angeles CA Waste Water System Series 2254 (Water & Sewer Revenue, NATL-RE Insured)	0.14	06/01/2013	5,780,000	5,780,000
Los Angeles CA Waste Water System Series G (Water & Sewer Revenue, Bank of America NA LOC)	0.15	06/01/2032	8,330,000	8,330,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, CitiBank (West) FSB LOC)	0.14	08/15/2030	4,300,000	4,300,000
Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)	0.11	12/15/2024	635,000	635,000

The accompanying notes are an integral part of these financial statements.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)

Los Rios CA Community College District Series 2972 (GO - Local, FSA Insured)	0.14%	02/01/2013	$5,065,000	5,065,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.12	10/01/2042	10,530,000	10,530,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC)	0.12	01/01/2031	29,985,000	29,985,000
Metropolitan Water District Southern California Waterworks Class A (Water & Sewer Revenue)	0.14	07/01/2037	29,800,000	29,800,000
Metropolitan Water District Southern California Waterworks ROC RR II R-12261 (Water & Sewer Revenue) 144A	0.14	02/01/2015	12,515,000	12,515,000
Metropolitan Water District Southern California Waterworks Series A-2 (Water & Sewer Revenue)	0.10	07/01/2037	4,065,000	4,065,000
Metropolitan Water District Southern California Waterworks Series C (Water & Sewer Revenue)	0.12	07/01/2027	11,900,000	11,900,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured)	0.14	09/15/2024	5,775,000	5,775,000
Modesto County CA Multifamily Housing Shadowbrook Apartments Series A (Housing Revenue, FNMA Insured)	0.12	05/15/2031	700,000	700,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Scotia Bank LOC)	0.11	09/01/2033	54,365,000	54,365,000
Napa CA Water Utility Improvements (Water & Sewer Revenue, AMBAC Insured) 144A	0.14	11/01/2015	10,585,000	10,585,000
Oakland CA Joint Powers Financing Authority Revenue Series A (Housing Revenue, CitiBank NA LOC)	0.14	07/01/2033	11,710,000	11,710,000
Oakland CA Redevelopment Authority MFHR (Housing Revenue, FHLMC Insured)	0.34	10/01/2050	49,500,000	49,500,000
Oceanside CA Ace-Shadow Way (Housing Revenue, FHLMC LOC)	0.12	03/01/2049	1,050,000	1,050,000
Orange County CA Apartment Development Authority Project Class A (Housing Revenue, FNMA Insured)	0.15	12/15/2028	6,070,000	6,070,000
Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured)	0.11	11/15/2028	4,000,000	4,000,000
Orange County CA Apartment Development Revenue Series D Harbor Pointe Project (Housing Revenue, FHLMC Insured)	0.11	12/01/2022	449,000	449,000
Orange County CA Apartment Development Revenue Villas Aliento Series E Project (Housing Revenue, FNMA Insured)	0.11	08/15/2028	2,640,000	2,640,000
Orange County CA Water District Series A (Water & Sewer Revenue, CitiBank NA LOC)	0.11	08/01/2042	19,000,000	19,000,000
Peralta CA Community College District Election 2000 Project Series D (GO - Local) 144A	0.14	08/01/2015	18,145,000	18,145,000
Petaluma CA CDS MFHR Oakmont at Petaluma Series A (Housing Revenue, U.S. Bank NA LOC)	0.20	04/01/2026	500,000	500,000
Poway CA School District Series 3063 (GO - Local, FSA Insured) 144A	0.14	08/01/2030	10,000,000	10,000,000
Rancho CA Water District Financing Authority Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.08	08/15/2031	7,000,000	7,000,000
RBC Municipal Products Incorporated Trust Floater Certificates Series E-17 (Tax Revenue) 144A	0.14	03/01/2034	35,985,000	35,985,000
Roseville CA Electric System Series A (Utilities Revenue, Morgan Stanley Bank LOC)	0.13	02/01/2035	54,900,000	54,900,000
Sacramento CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured)	0.14	09/15/2036	7,000,000	7,000,000
Sacramento County CA Housing Authority (Housing Revenue, FNMA Insured)	0.11	07/15/2029	5,000,000	5,000,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)	0.14	05/15/2034	8,350,000	8,350,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC Insured)	0.15	05/01/2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured)	0.14	09/15/2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured)	0.14	02/15/2033	6,000,000	6,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC Insured)	0.12	08/01/2034	2,900,000	2,900,000

The accompanying notes are an integral part of these financial statements.

5

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)

Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.13%	12/01/2022	$6,555,000	6,555,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento District E (Water & Sewer Revenue, JPMorgan Chase Bank LOC)	0.11	12/01/2040	5,000,000	5,000,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America NA LOC)	0.11	12/01/2030	11,520,000	11,520,000
San Bernardino CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured)	0.15	05/01/2026	7,000,000	7,000,000
San Bernardino County CA Flood Control District (Tax Revenue, Bank of America NA LOC)	0.13	08/01/2037	5,500,000	5,500,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured)	0.11	05/15/2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured)	0.11	02/15/2027	1,500,000	1,500,000
San Diego County CA Burnham Institute (Miscellaneous Revenue, Bank of America NA LOC)	0.21	11/01/2030	3,490,000	3,490,000
San Diego County CA Housing Authority Multifamily Housing Studio 15 Series B (Housing Revenue, CitiBank NA LOC)	0.15	10/01/2039	5,395,000	5,395,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue)	0.14	04/01/2038	4,600,000	4,600,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue)	0.12	04/01/2038	3,925,000	3,925,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue)	0.12	04/01/2038	45,900,000	45,900,000
San Diego County CA Water Authority COP Series 2873 (Water & Sewer Revenue, FSA Insured)	0.14	05/01/2013	1,545,000	1,545,000
San Francisco CA Bay Area Rapid Transit District ROC RR II R-I12318 (Tax Revenue) 144A	0.13	08/01/2030	7,500,000	7,500,000
San Francisco CA City & County Airports Commission Second Series 36C (Miscellaneous Revenue, U.S. Bank NA LOC)	0.10	05/01/2026	14,070,000	14,070,000
San Francisco CA City & County Airports Commission Series 36-B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.10	05/01/2026	12,310,000	12,310,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.14	08/01/2036	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)	0.14	12/01/2017	28,900,000	28,900,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, CitiBank NA LOC)	0.14	12/01/2033	12,940,000	12,940,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, CitiBank NA LOC)	0.25	11/01/2033	8,425,000	8,425,000
San Jose CA Financing Authority Civic Center Project Series B (Lease Revenue, AMBAC Insured) 144A	0.14	12/01/2011	7,000,000	7,000,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC Insured)	0.15	02/01/2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured)	0.17	06/01/2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.14	09/15/2032	1,120,000	1,120,000
Santa Clara Valley CA Transportation Authority Measure A Project Series C (Tax Revenue)	0.11	04/01/2036	30,485,000	30,485,000
Santa Clara Valley CA Transportation Authority Series A (Tax Revenue)	0.04	06/01/2026	25,385,000	25,385,000
Santa Clara Valley CA Transportation Authority Series C (Tax Revenue)	0.08	06/01/2026	12,495,000	12,495,000
Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, Exchange Bank LOC)	0.19	05/01/2040	3,120,000	3,120,000
Sequoia CA University High School District (GO - Local, FSA Insured)	0.14	07/01/2014	2,025,000	2,025,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.10	07/01/2023	695,000	695,000
Simi Valley CA Shadowridge Apartments Project (Housing Revenue, FHLMC Insured)	0.14	09/01/2019	5,700,000	5,700,000
Stockton CA HCFR Series A (Hospital Revenue, CitiBank NA LOC)	0.13	12/01/2032	5,750,000	5,750,000
Sweetwater CA Union High School District ROC RR II-11484 (GO - Local, FSA Insured)	0.26	02/01/2013	8,220,000	8,220,000

The accompanying notes are an integral part of these financial statements.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Tahoe Forest California Hospital District (Hospital Revenue, U.S. Bank NA LOC)		0.12%	07/01/2033	$2,540,000	2,540,000
Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)		0.10	08/01/2037	18,000,000	18,000,000
Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured)		0.12	05/15/2029	2,350,000	2,350,000
Vallejo CA Housing Authority Multifamily Mortgage Refunding (Housing Revenue, FNMA Insured)		0.15	05/15/2022	885,000	885,000
Walnut Creek CA Creekside Drive (Housing Revenue, FHLMC Insured)		0.11	04/01/2027	620,000	620,000
Western California Municipal Water District Facilities Authority Series A (Water & Sewer Revenue, U.S. Bank NA LOC)		0.08	10/01/2032	11,080,000	11,080,000
Westlands CA Water District COP Series A (Water & Sewer Revenue, Rabobank NA LOC)		0.10	03/01/2029	13,400,000	13,400,000
Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Hospital Revenue, U.S. Bank NA LOC)		0.09	06/01/2036	900,000	900,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)		0.20	12/01/2038	7,655,000	7,655,000

					2,079,666,423
Other : 0.58%

Variable Rate Demand Notes§ : 0.58%
FHLMC Multifamily Certificates (Housing Revenue)		0.20	08/15/2045	2,524,465	2,524,465
FHLMC Multifamily Certificates (Housing Revenue)		0.20	11/15/2034	10,244,431	10,244,431

					12,768,896
Puerto Rico : 3.44%

Variable Rate Demand Notes§ : 3.44%
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)		0.11	07/01/2028	10,000,000	10,000,000
Puerto Rico Commonwealth Highway & Transportation Authority Series 2148 (Tax Revenue, AGC-ICC CIFG Insured)		0.19	07/01/2041	26,760,000	26,760,000
Puerto Rico Sales Tax Financing Corporation ROC RR II R-11760 (Tax Revenue, Citibank NA Insured) 144A		0.14	12/01/2047	2,000,000	2,000,000
Puerto Rico Sales Tax Financing Corporation ROC RR II R-11763 (Tax Revenue) 144A		0.14	12/01/2047	12,750,000	12,750,000
Puerto Rico Sales Tax Financing Corporation ROC RR II R-11851 (Tax Revenue, BHAC-CR FGIC Insured) 144A		0.14	02/01/2016	7,500,000	7,500,000
Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured) 144A		0.26	02/01/2034	1,900,000	1,900,000
Puerto Rico Sales Tax Financing Corporation Series 3033 (Tax Revenue) 144A		0.19	08/01/2057	14,450,000	14,450,000

					75,360,000
Total Municipal Bonds and Notes (Cost $2,173,699,104)					2,173,699,104

Total Investments in Securities (Cost $2,173,699,104)*	99.26%				2,173,699,104

Other Assets and Liabilities, Net	0.74				16,177,238

Total Net Assets	100.00%				$2,189,876,342

§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

7

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit: 19.84%
Banco Del Estado De Chile	0.25%	11/04/2011	$34,000,000	$34,000,000
Banco Del Estado De Chile	0.27	11/10/2011	40,000,000	40,000,000
Bank of Montreal (Chicago)	0.25	12/29/2011	75,000,000	75,000,000
Bank of Nova Scotia (Houston)	0.24	12/29/2011	18,000,000	17,998,545
Bank of Nova Scotia (Houston)	0.27	12/09/2011	30,000,000	30,000,000
Bank of Nova Scotia (Houston)	0.28	12/29/2011	75,000,000	75,000,000
Bank of Nova Scotia (Houston)	0.28	12/30/2011	75,000,000	75,000,000
Bank of Nova Scotia (Houston)	0.59	01/06/2012	12,104,000	12,108,729
Bank of Tokyo Mitsubishi LLC	0.15	11/01/2011	125,000,000	125,000,000
Bank of Tokyo Mitsubishi LLC	0.15	11/07/2011	140,000,000	140,000,000
Barclays Bank plc (New York) 144A(z)	0.44	01/03/2012	74,000,000	73,941,725
Barclays Bank plc (New York) ±	0.64	04/16/2012	49,000,000	49,000,000
Barclays Bank plc (New York) ±	0.69	12/01/2011	56,000,000	56,014,624
Barclays Bank plc (New York) ±	0.70	01/17/2012	50,000,000	50,000,000
Commerzbank (Grand Cayman)	0.09	11/01/2011	145,000,000	145,000,000
Credit Suisse (New York) ±	0.34	02/17/2012	6,000,000	5,999,125
Credit Suisse (New York) ±	0.38	03/01/2012	31,000,000	30,995,081
Danske Bank Corporation	0.26	11/02/2011	98,000,000	98,000,000
Danske Bank Corporation	0.26	11/03/2011	112,000,000	112,000,000
Fortis Bank (Grand Cayman)	0.18	11/01/2011	205,000,000	205,000,000
KBC Bank	0.26	11/01/2011	205,000,000	205,000,000
Mizuho Corporate Bank Limited	0.15	11/03/2011	200,000,000	200,000,000
National Australia Bank (New York) ±	0.39	04/18/2012	54,000,000	54,000,000
National Bank of Canada	0.10	11/01/2011	50,000,000	50,000,000
Nordea Bank plc	0.26	12/28/2011	50,000,000	50,000,000
Nordea Bank plc	0.74	09/13/2012	48,400,000	48,443,147
Norinchukin Bank	0.18	11/01/2011	135,000,000	135,000,000
Norinchukin Bank	0.18	11/04/2011	174,000,000	174,000,000
NRW Bank	0.18	11/02/2011	131,000,000	131,000,000
Rabobank Nederland NV ±	0.32	12/06/2011	70,000,000	70,000,000
Rabobank Nederland NV ±	0.32	01/10/2012	45,000,000	45,000,000
Rabobank Nederland NV	0.34	04/24/2012	60,000,000	59,998,540
Skandinaviska Enskilda Banken AG	0.25	11/07/2011	35,000,000	35,000,000
Standard Chartered Bank	0.25	11/30/2011	65,000,000	65,000,000
Standard Chartered Bank	0.27	11/14/2011	80,000,000	80,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/02/2011	200,000,000	200,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/04/2011	66,000,000	66,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/07/2011	130,000,000	130,000,000
Toronto-Dominion Bank ±	0.32	01/12/2012	30,000,000	30,000,000

Total Certificates of Deposit (Cost $3,278,499,516)				3,278,499,516

Commercial Paper: 53.99%

Asset-Backed Commercial Paper : 31.48%
Alpine Securitization Corporation 144A(z)	0.19	11/23/2011	87,000,000	86,989,367
Anglesea Funding LLC 144A	0.00	11/01/2011	15,000,000	15,000,000
Anglesea Funding LLC 144A(z)	0.19	11/02/2011	27,000,000	26,999,715
Anglesea Funding LLC 144A(z)	0.25	11/03/2011	40,000,000	39,999,156
Argento Funding Companies Limited 144A(z)	0.24	11/09/2011	43,000,000	42,997,420
Argento Funding Companies Limited 144A(z)	0.26	11/18/2011	127,000,000	126,983,208
Argento Funding Companies Limited 144A(z)	0.26	11/22/2011	45,000,000	44,992,913
Argento Funding Companies Limited 144A(z)	0.26	11/23/2011	58,000,000	57,990,430
Argento Funding Companies Limited 144A(z)	0.26	11/30/2011	11,000,000	10,997,608
Atlantis One Funding Corporation 144A(z)	0.19	11/15/2011	59,000,000	58,995,411
Atlantis One Funding Corporation 144A(z)	0.27	12/21/2011	54,000,000	53,979,000
Autobahn Funding Company 144A	0.00	11/01/2011	34,000,000	34,000,000
CAFCO LLC 144A(z)	0.21	11/10/2011	30,000,000	29,998,275
CAFCO LLC 144A(z)	0.24	11/17/2011	10,000,000	9,998,889
CAFCO LLC 144A(z)	0.24	11/28/2011	15,000,000	14,997,188
Cancara Asset Securitization LLC 144A	0.00	11/01/2011	16,000,000	16,000,000
Cancara Asset Securitization LLC 144A(z)	0.24	11/08/2011	20,000,000	19,998,950
Cancara Asset Securitization LLC 144A(z)	0.26	11/16/2011	50,000,000	49,994,167

1

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Cancara Asset Securitization LLC 144A(z)	0.27%	11/21/2011	$73,000,000	$72,988,644
Cancara Asset Securitization LLC 144A(z)	0.27	11/28/2011	27,000,000	26,994,330
Chariot Funding LLC 144A(z)	0.14	11/14/2011	59,000,000	58,996,804
Chariot Funding LLC 144A(z)	0.14	11/15/2011	85,000,000	84,995,042
Chariot Funding LLC 144A(z)	0.14	11/17/2011	74,000,000	73,995,067
Chariot Funding LLC 144A(z)	0.14	11/18/2011	90,888,000	90,881,562
Chariot Funding LLC 144A(z)	0.14	11/22/2011	20,000,000	19,998,250
Chariot Funding LLC 144A(z)	0.19	12/15/2011	43,000,000	42,990,014
Charta LLC 144A(z)	0.21	11/07/2011	52,000,000	51,997,833
Charta LLC 144A(z)	0.22	11/09/2011	34,000,000	33,998,209
Charta LLC 144A(z)	0.22	11/17/2011	26,000,000	25,997,342
Charta LLC 144A(z)	0.23	11/10/2011	35,000,000	34,997,913
Charta LLC 144A(z)	0.23	11/14/2011	16,000,000	15,998,556
Charta LLC 144A(z)	0.23	11/16/2011	13,000,000	12,998,646
Charta LLC 144A(z)	0.24	11/18/2011	15,000,000	14,998,229
Charta LLC 144A(z)	0.24	12/12/2011	33,000,000	32,990,604
Charta LLC 144A(z)	0.28	12/07/2011	33,700,000	33,690,227
Charta LLC 144A(z)	0.35	01/17/2012	33,000,000	32,975,296
Ciesco LLC 144A(z)	0.19	12/01/2011	23,000,000	22,996,167
Ciesco LLC 144A(z)	0.20	11/08/2011	19,000,000	18,999,150
Ciesco LLC 144A(z)	0.24	11/29/2011	7,000,000	6,998,639
Concord Minutemen Capital Company 144A(z)	0.23	11/02/2011	54,000,000	53,999,326
Concord Minutemen Capital Company 144A(z)	0.41	11/10/2011	45,000,000	44,994,938
Concord Minutemen Capital Company 144A(z)	0.42	11/14/2011	45,000,000	44,992,688
Concord Minutemen Capital Company 144A(z)	0.42	11/17/2011	10,000,000	9,998,000
Concord Minutemen Capital Company 144A(z)	0.43	11/22/2011	30,000,000	29,992,125
Concord Minutemen Capital Company 144A(z)	0.43	11/28/2011	20,000,000	19,993,250
Concord Minutemen Capital Company 144A(z)	0.44	11/29/2011	50,000,000	49,982,500
Concord Minutemen Capital Company 144A(z)	0.44	12/01/2011	15,000,000	14,994,375
Concord Minutemen Capital Company 144A(z)	0.45	11/15/2011	35,000,000	34,993,467
CRC Funding LLC 144A	0.00	11/01/2011	26,000,000	26,000,000
CRC Funding LLC 144A(z)	0.23	11/14/2011	26,000,000	25,997,653
CRC Funding LLC 144A(z)	0.23	11/16/2011	44,000,000	43,995,417
CRC Funding LLC 144A(z)	0.24	11/21/2011	15,000,000	14,997,917
CRC Funding LLC 144A(z)	0.24	11/29/2011	20,000,000	19,996,111
CRC Funding LLC 144A(z)	0.28	12/08/2011	21,000,000	20,993,741
Crown Point Capital Company 144A(z)	0.30	11/03/2011	31,000,000	30,999,225
Crown Point Capital Company 144A(z)	0.34	11/04/2011	23,000,000	22,999,138
Crown Point Capital Company 144A(z)	0.40	11/09/2011	20,000,000	19,998,000
Crown Point Capital Company 144A(z)	0.42	11/16/2011	20,000,000	19,996,250
Crown Point Capital Company 144A(z)	0.42	11/17/2011	35,000,000	34,993,000
Crown Point Capital Company 144A(z)	0.43	11/18/2011	35,000,000	34,992,563
Crown Point Capital Company 144A(z)	0.43	11/23/2011	30,000,000	29,991,750
Crown Point Capital Company 144A(z)	0.43	11/28/2011	60,000,000	59,979,750
Crown Point Capital Company 144A(z)	0.44	12/01/2011	45,000,000	44,983,125
Crown Point Capital Company 144A(z)	0.45	11/15/2011	15,000,000	14,997,200
Govco Incorporated LLC 144A(z)	0.24	11/23/2011	30,000,000	29,995,417
Govco Incorporated LLC 144A(z)	0.35	01/20/2012	15,000,000	14,988,333
Grampian Funding LLC 144A(z)	0.23	11/07/2011	50,000,000	49,997,750
Grampian Funding LLC 144A(z)	0.26	11/17/2011	21,000,000	20,997,387
Grampian Funding LLC 144A(z)	0.26	11/22/2011	11,000,000	10,998,268
Grampian Funding LLC 144A(z)	0.26	11/28/2011	40,000,000	39,991,900
Grampian Funding LLC 144A(z)	0.27	11/21/2011	60,000,000	59,990,667
Jupiter Securitization Company LLC 144A(z)	0.14	11/14/2011	131,047,000	131,039,901
Kells Funding LLC 144A±	0.39	11/29/2011	108,000,000	108,000,000
Kells Funding LLC	0.40	12/16/2011	85,000,000	85,000,000
Legacy Capital Company 144A(z)	0.30	11/03/2011	35,000,000	34,999,125
Legacy Capital Company 144A(z)	0.39	11/08/2011	40,000,000	39,996,500
Legacy Capital Company 144A(z)	0.43	11/23/2011	10,000,000	9,997,250
Legacy Capital Company 144A(z)	0.44	11/30/2011	45,000,000	44,983,688
Lexington Parker Capital Company LLC 144A	0.00	11/01/2011	33,000,000	33,000,000
Lexington Parker Capital Company LLC 144A(z)	0.34	11/04/2011	20,000,000	19,999,250
Lexington Parker Capital Company LLC 144A(z)	0.40	11/09/2011	34,000,000	33,996,600

2

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Lexington Parker Capital Company LLC 144A(z)	0.41%	11/10/2011	$65,000,000	$64,992,688
Lexington Parker Capital Company LLC 144A(z)	0.43	11/21/2011	8,000,000	7,998,000
Lexington Parker Capital Company LLC 144A(z)	0.43	11/22/2011	18,000,000	17,995,275
Lexington Parker Capital Company LLC 144A(z)	0.43	11/23/2011	25,000,000	24,993,125
Lexington Parker Capital Company LLC 144A(z)	0.44	11/30/2011	35,000,000	34,987,313
Lexington Parker Capital Company LLC 144A(z)	0.45	11/15/2011	75,000,000	74,986,467
Liberty Funding LLC 144A(z)	0.24	11/14/2011	30,000,000	29,997,183
Liberty Funding LLC	0.24	11/15/2011	39,000,000	38,996,057
Liberty Funding LLC 144A(z)	0.29	12/27/2011	16,000,000	15,992,782
MetLife Short Term Funding LLC 144A(z)	0.21	11/28/2011	19,000,000	18,996,865
MetLife Short Term Funding LLC 144A(z)	0.22	11/08/2011	20,000,000	19,999,028
MetLife Short Term Funding LLC 144A(z)	0.22	11/09/2011	46,000,000	45,997,445
MetLife Short Term Funding LLC 144A(z)	0.23	11/10/2011	19,000,000	18,998,813
Mont Blanc Capital Corporation 144A(z)	0.24	11/07/2011	36,000,000	35,998,320
Mont Blanc Capital Corporation 144A(z)	0.25	11/09/2011	108,000,000	107,993,280
Mont Blanc Capital Corporation 144A(z)	0.25	11/10/2011	18,123,000	18,121,731
Mont Blanc Capital Corporation 144A(z)	0.27	11/21/2011	5,000,000	4,999,222
Mont Blanc Capital Corporation 144A(z)	0.27	11/22/2011	18,000,000	17,997,060
Mont Blanc Capital Corporation 144A(z)	0.34	12/12/2011	34,000,000	33,986,447
Nieuw Amsterdam Receivables Corporation 144A(z)	0.23	11/07/2011	36,000,000	35,998,380
Nieuw Amsterdam Receivables Corporation 144A(z)	0.24	11/08/2011	30,000,000	29,998,425
Nieuw Amsterdam Receivables Corporation 144A(z)	0.26	11/17/2011	20,000,000	19,997,511
Nieuw Amsterdam Receivables Corporation 144A(z)	0.28	12/07/2011	32,000,000	31,990,720
Nieuw Amsterdam Receivables Corporation 144A(z)	0.31	12/06/2011	48,000,000	47,985,942
Nieuw Amsterdam Receivables Corporation 144A(z)	0.38	01/05/2012	18,000,000	17,987,325
Nieuw Amsterdam Receivables Corporation 144A(z)	0.39	01/06/2012	12,000,000	11,991,420
Regency Markets #1 LLC 144A(z)	0.23	11/14/2011	50,000,000	49,995,486
Regency Markets #1 LLC 144A(z)	0.23	11/15/2011	41,979,000	41,974,919
Regency Markets #1 LLC 144A(z)	0.23	11/16/2011	80,981,000	80,972,564
Regency Markets #1 LLC 144A(z)	0.24	11/21/2011	80,496,000	80,484,820
Regency Markets #1 LLC 144A(z)	0.24	11/25/2011	62,157,000	62,146,641
Rheingold Securitization Limited 144A	0.00	11/01/2011	7,000,000	7,000,000
Sheffield Receivable Corporation 144A(z)	0.26	11/22/2011	33,000,000	32,994,803
Silver Tower US Funding 144A	0.00	11/01/2011	183,000,000	183,000,000
Solitaire Funding LLC 144A(z)	0.17	11/03/2011	88,000,000	87,998,728
Solitaire Funding LLC 144A(z)	0.20	11/04/2011	22,000,000	21,999,523
Solitaire Funding LLC 144A(z)	0.24	11/14/2011	50,000,000	49,995,306
Solitaire Funding LLC 144A(z)	0.24	11/16/2011	50,000,000	49,994,583
Solitaire Funding LLC 144A(z)	0.25	11/28/2011	15,000,000	14,997,075
Solitaire Funding LLC 144A(z)	0.25	11/30/2011	29,000,000	28,993,926
Straight-A Funding LLC 144A(z)	0.18	12/06/2011	85,000,000	84,984,299
Straight-A Funding LLC 144A(z)	0.18	12/28/2011	25,000,000	24,992,875
Straight-A Funding LLC 144A(z)	0.18	12/29/2011	25,000,000	24,992,750
Straight-A Funding LLC 144A(z)	0.20	01/24/2012	131,000,000	130,938,867
Straight-A Funding LLC 144A(z)	0.20	01/25/2012	131,000,000	130,938,139
Surrey Funding Corporation 144A(z)	0.24	11/07/2011	13,000,000	12,999,393
Thames Asset Global Securitization #1 Incorporated 144A(z)	0.32	12/07/2011	45,000,000	44,985,150
White Point Funding Incorporated (z)	0.27	11/03/2011	5,000,000	4,999,889
Working Capital Management Company 144A(z)	0.15	11/02/2011	30,000,000	29,999,758

				5,202,568,084

Financial Company Commercial Paper : 17.25%
ASB Finance Limited 144A±	0.40	12/02/2011	52,000,000	52,000,000
ASB Finance Limited 144A±	0.40	12/05/2011	53,000,000	53,000,000
ASB Finance Limited 144A±	0.56	05/31/2012	64,000,000	64,000,000
Axis Bank Limited (Dubai) (z)	0.39	11/14/2011	13,000,000	12,998,028
Axis Bank Limited (Dubai) (z)	0.40	11/21/2011	27,000,000	26,993,700
Axis Bank Limited (Dubai) (z)	0.41	11/28/2011	32,000,000	31,989,920
Axis Bank Limited (Dubai) (z)	0.52	12/05/2011	24,000,000	23,987,987
Barclays Bank plc (New York) 144A(z)	0.44	01/05/2012	70,000,000	69,943,125
BNZ International Funding Limited 144A(z)	0.34	01/05/2012	27,000,000	26,983,425
BNZ International Funding Limited 144A(z)	0.35	01/11/2012	28,000,000	27,980,672

3

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Financial Company Commercial Paper (continued)
BNZ International Funding Limited 144A±	0.41%	01/06/2012	$10,000,000	$10,000,000
Credit Suisse (New York) (z)	0.21	11/04/2011	112,000,000	111,997,387
Credit Suisse (New York) (z)	0.29	11/10/2011	103,000,000	102,991,760
Dnb Nor Bank Asa 144A(z)	0.34	01/06/2012	54,000,000	53,966,340
Dnb Nor Bank Asa 144A(z)	0.37	01/23/2012	90,000,000	89,923,225
ICICI Bank Limited (z)	0.47	11/16/2011	67,000,000	66,986,042
Louis Dreyfus Commodities LLC	0.00	11/01/2011	59,000,000	59,000,000
Macquarie Bank Limited 144A(z)	0.35	11/18/2011	75,000,000	74,986,896
Macquarie Bank Limited 144A(z)	0.37	11/28/2011	20,000,000	19,994,300
Macquarie Bank Limited 144A(z)	0.39	12/06/2011	25,000,000	24,990,278
Macquarie Bank Limited 144A(z)	0.39	12/07/2011	25,000,000	24,990,000
Macquarie Bank Limited 144A(z)	0.39	12/12/2011	44,000,000	43,979,956
Macquarie Bank Limited 144A(z)	0.39	12/13/2011	44,000,000	43,979,467
Nationwide Building Society 144A(z)	0.23	11/15/2011	20,000,000	19,998,056
Nationwide Building Society 144A(z)	0.30	11/07/2011	52,000,000	51,996,967
Nationwide Building Society 144A(z)	0.31	11/08/2011	52,000,000	51,996,461
Nationwide Building Society 144A(z)	0.34	11/21/2011	78,000,000	77,984,400
Nationwide Building Society 144A(z)	0.34	11/22/2011	81,000,000	80,982,990
Nationwide Building Society 144A(z)	0.37	12/05/2011	26,000,000	25,990,669
Nordea North America Incorporated (z)	0.37	01/20/2012	50,000,000	49,958,889
Prudential plc 144A(z)	0.54	01/04/2012	87,000,000	86,914,933
Prudential plc 144A(z)	0.56	01/09/2012	45,000,000	44,950,838
SBAB Bank AB 144A(z)	0.28	11/18/2011	74,000,000	73,989,517
Skandinaviska Enskilda Banken AG 144A(z)	0.25	12/01/2011	45,500,000	45,488,892
Skandinaviska Enskilda Banken AG 144A(z)	0.25	12/02/2011	37,800,000	37,791,537
Skandinaviska Enskilda Banken AG 144A(z)	0.26	11/08/2011	62,000,000	61,996,383
Skandinaviska Enskilda Banken AG 144A(z)	0.34	12/19/2011	30,000,000	29,986,000
Skandinaviska Enskilda Banken AG 144A(z)	0.48	01/26/2012	19,000,000	18,978,213
Suncorp Group Limited 144A(z)	0.38	11/21/2011	50,000,000	49,988,889
Suncorp Group Limited 144A(z)	0.38	11/22/2011	50,000,000	49,988,333
Svenska Handlesbanken AB 144A(z)	0.31	12/22/2011	60,000,000	59,972,800
Svenska Handlesbanken AB 144A(z)	0.32	12/20/2011	28,000,000	27,987,423
Svenska Handlesbanken AB 144A(z)	0.32	12/28/2011	64,000,000	63,967,067
Svenska Handlesbanken AB 144A(z)	0.38	01/17/2012	115,000,000	114,906,509
Svenska Handlesbanken AB 144A(z)	0.38	01/20/2012	3,000,000	2,997,433
Swedbank AB	0.00	11/01/2011	30,000,000	30,000,000
Swedbank AB (z)	0.29	12/06/2011	47,000,000	46,986,292
Swedbank AB (z)	0.29	12/07/2011	46,000,000	45,986,200
Swedbank AB (z)	0.29	12/08/2011	27,000,000	26,991,675
Swedbank AB	0.29	12/12/2011	35,000,000	34,988,042
Swedbank AB (z)	0.31	11/14/2011	39,000,000	38,995,353
Swedbank AB (z)	0.31	11/16/2011	41,000,000	40,994,363
Swedbank AB (z)	0.31	11/18/2011	25,000,000	24,996,104
UOB Funding LLC (z)	0.12	11/02/2011	21,000,000	20,999,860
UOB Funding LLC (z)	0.21	11/07/2011	21,000,000	20,999,160
UOB Funding LLC (z)	0.42	01/24/2012	45,000,000	44,955,900
Westpac Securities NZ Limited 144A(z)	0.31	12/15/2011	20,000,000	19,992,178
Westpac Securities NZ Limited 144A(z)	0.32	12/27/2011	56,000,000	55,971,253
Westpac Securities NZ Limited 144A(z)	0.32	12/28/2011	54,000,000	53,971,785
Westpac Securities NZ Limited 144A±	0.41	04/11/2012	42,000,000	41,999,286
Westpac Securities NZ Limited 144A±	0.46	04/16/2012	55,000,000	55,000,000

				2,850,303,158

Other Commercial Paper : 5.26%
ACTS Retirement Life Communities Incorporated (z)	0.19	11/15/2011	30,000,000	29,997,666
Caisse D’amortissement de la Dette Sociale 144A(z)	0.50	12/21/2011	30,000,000	29,978,750
Caisse D’amortissement de la Dette Sociale 144A(z)	0.53	12/29/2011	130,000,000	129,886,900
Caisse D’amortissement de la Dette Sociale 144A(z)	0.54	12/27/2011	39,000,000	38,966,633
Caisse Des Depots et Consignations 144A(z)	0.28	11/03/2011	100,000,000	99,997,667
Caisse Des Depots et Consignations 144A(z)	0.37	11/15/2011	121,000,000	120,981,178
Caisse Des Depots et Consignations 144A(z)	0.41	11/10/2011	39,000,000	38,995,613
Caisse Des Depots et Consignations 144A(z)	0.52	12/07/2011	65,000,000	64,965,550

4

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Commercial Paper (continued)
Caisse D’amortissement de la Dette Sociale 144A(z)	0.44%	12/02/2011	$50,000,000	$49,980,625
Erste Abwicklungsanstalt 144A(z)	0.30	11/07/2011	16,000,000	15,999,067
Erste Abwicklungsanstalt 144A(z)	0.32	11/18/2011	80,000,000	79,987,156
Erste Abwicklungsanstalt 144A(z)	0.34	11/29/2011	5,000,000	4,998,639
Erste Abwicklungsanstalt 144A(z)	0.34	12/01/2011	29,000,000	28,991,542
Erste Abwicklungsanstalt 144A(z)	0.34	12/02/2011	44,000,000	43,986,739
Erste Abwicklungsanstalt 144A(z)	0.36	12/08/2011	12,000,000	11,995,437
Erste Abwicklungsanstalt 144A(z)	0.39	11/08/2011	26,000,000	25,997,725
SBAB Bank AB 144A(z)	0.23	11/04/2011	15,000,000	14,999,625
SBAB Bank AB 144A(z)	0.28	11/14/2011	15,000,000	14,998,375
SBAB Bank AB 144A(z)	0.28	11/17/2011	17,000,000	16,997,733
SBAB Bank AB 144A(z)	0.29	12/01/2011	6,000,000	5,998,500

				868,701,120

Total Commercial Paper (Cost $8,921,572,362)				8,921,572,362

Government Agency Debt: 1.26%
FHLB ±	0.23	02/05/2013	27,500,000	27,485,954
FHLB ±	0.25	03/07/2013	42,000,000	41,982,799
FHLB ±	0.26	03/28/2013	42,000,000	41,987,649
FHLB ±	0.28	04/01/2013	37,000,000	37,000,000
FHLMC ±	0.16	02/02/2012	60,000,000	59,987,694

Total Government Agency Debt (Cost $208,444,096)				208,444,096

Municipal Bonds and Notes: 14.01%

Arizona : 0.07%

Variable Rate Demand Note§: 0.07%
Phoenix AZ IDA (Housing Revenue, FHLMC Insured)	0.15	10/01/2029	11,500,000	11,500,000

California : 4.38%

Other Municipal Debt : 0.56%
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.18	11/16/2011	15,000,000	15,000,000
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.23	12/05/2011	21,000,000	21,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.17	11/16/2011	11,000,000	11,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.23	11/02/2011	7,000,000	7,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.35	12/16/2011	16,000,000	16,000,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.25	11/02/2011	13,000,000	13,000,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.40	12/16/2011	4,000,000	4,000,000
Turlock CA Irrigation District Series B (Miscellaneous Revenue)	0.25	11/02/2011	6,000,000	6,000,000

				93,000,000

Variable Rate Demand Notes§ : 3.82%
ABAG Finance Authority for Nonprofit Corporation CA Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.12	07/01/2037	3,000,000	3,000,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.14	08/01/2031	3,000,000	3,000,000
California Educational Facilities Authority St. Mary’s (Education Revenue, Bank of America NA LOC, NATL-RE Insured)	0.19	10/01/2043	19,390,000	19,390,000
California HFA Revenue Home Mortgage Series M (Housing Revenue, FNMA LOC)	0.12	08/01/2034	13,085,000	13,085,000
California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase Bank LOC, NATL-RE Insured)	0.13	07/01/2020	18,000,000	18,000,000

5

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
California PCFA Pacific Gas & Electric Project Series 97-B (Utilities Revenue, JPMorgan Chase Bank LOC)	0.16%	11/01/2026	$51,800,000	$51,800,000
California Series A Subseries C-2 (GO - State, Scotia Bank LOC)	0.10	05/01/2033	21,000,000	21,000,000
California State Economic Recovery Revenue Series C-5 (GO - State, Bank of America NA LOC)	0.11	07/01/2023	19,425,000	19,425,000
California State Series B Subseries B1 (GO - State, Bank of America NA LOC)	0.17	05/01/2040	10,000,000	10,000,000
California State Series I (Health Revenue, Bank of America NA LOC)	0.15	07/01/2035	22,000,000	22,000,000
California Statewide CDA Dublin Ranch Senior Apartments (Housing Revenue)	0.15	12/15/2037	14,900,000	14,900,000
California Statewide CDA Ivy Hill Apartments Project Series I (Housing Revenue, FNMA Insured)	0.14	02/01/2033	11,337,000	11,337,000
California Statewide CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)	0.14	08/15/2034	7,700,000	7,700,000
Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured)	0.13	10/15/2026	12,000,000	12,000,000
Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)	0.13	07/01/2036	10,500,000	10,500,000
Irvine Ranch CA Water District Series A (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	0.09	07/01/2035	39,900,000	39,900,000
JPMorgan Chase PUTTER Trust Series 3965 (Miscellaneous Revenue) 144A	0.15	08/12/2012	9,000,000	9,000,000
JPMorgan Chase PUTTER Trust Series 3966 (Miscellaneous Revenue) 144A	0.15	08/12/2012	7,570,000	7,570,000
JPMorgan Chase PUTTER Trust Series 3976 (Miscellaneous Revenue) 144A	0.15	06/29/2012	40,000,000	40,000,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)	0.12	08/01/2018	12,000,000	12,000,000
Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)	0.12	10/01/2019	16,000,000	16,000,000
Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)	0.13	07/01/2027	8,800,000	8,800,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.16	12/01/2040	21,180,000	21,180,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)	0.15	02/01/2035	53,650,000	53,650,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.17	03/01/2037	53,260,000	53,260,000
Riverside CA Series C (Lease Revenue, Bank of America NA LOC)	0.13	10/01/2035	15,725,000	15,725,000
Sacramento County CA Housing Authority Natomas Park Apartments Issue B (Housing Revenue, FNMA Insured)	0.13	07/15/2035	15,550,000	15,550,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.13	12/01/2022	7,945,000	7,945,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America NA LOC)	0.11	12/01/2030	21,140,000	21,140,000
San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)	0.13	01/15/2033	11,325,000	11,325,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)	0.14	01/15/2035	8,500,000	8,500,000
San Francisco CA City & County Finance Corporation Moscone Center Project (Lease Revenue, Bank of America NA LOC)	0.12	04/01/2030	2,775,000	2,775,000
San Francisco CA City & County Redevelopment Agency (Lease Revenue, FNMA Insured)	0.11	06/15/2034	8,700,000	8,700,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.16	08/01/2032	14,000,000	14,000,000
San Francisco CA City & County Redevelopment Agency Series B001 (Lease Revenue) 144A	0.29	11/01/2041	2,000,000	2,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.14	09/15/2032	5,800,000	5,800,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.10	07/01/2023	9,000,000	9,000,000

6

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.20%	12/01/2038	$10,000,000	$10,000,000

				630,957,000

Colorado : 0.44%

Variable Rate Demand Notes§ : 0.44%
Colorado HFA Taxable MFHR Project B 2 (Housing Revenue, FNMA Insured)	0.18	05/01/2050	34,655,000	34,655,000
Colorado Springs CO Utilities Systems Series B (Utilities Revenue)	0.13	11/01/2026	6,000,000	6,000,000
Denver CO City & County Airport Department (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.12	11/15/2022	16,500,000	16,500,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.14	12/15/2037	16,000,000	16,000,000

				73,155,000

Connecticut : 0.13%

Variable Rate Demand Note§: 0.13%
New Britain CT Taxable Pension Series C (Tax Revenue, JPMorgan Chase Bank LOC)	0.32	02/01/2026	21,800,000	21,800,000

District of Columbia : 0.28%

Other Municipal Debt: 0.02%
District of Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.28	12/06/2011	3,000,000	3,000,000

Variable Rate Demand Note§: 0.26%
District of Columbia The American University Series A (Education Revenue, PNC Bank NA LOC)	0.11	04/01/2038	42,400,000	42,400,000

Florida : 0.09%

Variable Rate Demand Note§: 0.09%
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2008 (Education Revenue, Bank of America NA LOC)	0.25	06/01/2032	14,260,000	14,260,000

Georgia : 0.10%

Variable Rate Demand Notes§ : 0.10%
Columbus GA Housing Development Authority PFOTER (Housing Revenue, ACA Insured) 144A	0.50	10/01/2039	13,000,000	13,000,000
Wayne County GA IDA Various Rayonier Project (IDR, Bank of America NA LOC)	0.28	05/01/2020	3,000,000	3,000,000

				16,000,000

Illinois : 0.51%

Variable Rate Demand Notes§ : 0.51%

Chicago IL O’Hare International Airport 3rd Lien Series D (Port Authority Revenue, Dexia Credit Local LOC)	0.11	01/01/2035	10,000,000	10,000,000
Cook County IL Series D-1 (GO - Local)	0.22	11/01/2030	46,600,000	46,600,000
Cook County IL Series D-2 (GO - Local)	0.22	11/01/2030	17,400,000	17,400,000
Illinois State Toll Highway Authority (Transportation Revenue, PNC Bank NA LOC)	0.11	07/01/2030	4,000,000	4,000,000

7

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Illinois State Toll Highway Authority (Transportation Revenue, CitiBank NA LOC)	0.14%	07/01/2030	$7,000,000	$7,000,000

				85,000,000

Indiana : 0.07%

Variable Rate Demand Notes§ : 0.07%
Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue, AGM Insured)	0.15	01/01/2040	5,865,000	5,865,000
Indiana State Financing Authority Duke Energy Project A-3 (Resource Recovery Revenue, Bank of America NA LOC)	0.20	12/01/2039	5,000,000	5,000,000

				10,865,000

Iowa : 0.06%

Variable Rate Demand Note§: 0.06%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Housing Revenue, CitiBank NA LOC)	0.17	06/01/2039	9,915,000	9,915,000

Louisiana : 0.38%

Variable Rate Demand Notes§ : 0.38%
Louisiana Public Facilities Authority (Health Revenue, JPMorgan Chase Bank LOC)	0.13	08/01/2023	2,985,000	2,985,000
Louisiana Stadium & Exposition PFOTER (Miscellaneous Revenue) 144A	0.50	07/01/2036	17,690,000	17,690,000
Parish of St. James LA Series A-1 (Energy Revenue)	0.15	11/01/2040	6,500,000	6,500,000
Parish of St. James LA Series B-1 (Energy Revenue)	0.16	11/01/2040	5,000,000	5,000,000
St James Parish LA Pollutant Control Project Series B (Miscellaneous Revenue)	0.10	07/01/2012	31,000,000	31,000,000

				63,175,000

Maryland : 0.13%

Other Municipal Debt: 0.04%
Maryland HHEFA Series E (Health Revenue)	0.25	11/01/2011	7,000,000	7,000,000

Variable Rate Demand Note§: 0.09%
Maryland CDA Series 2006-G (Housing Revenue)	0.16	09/01/2040	13,700,000	13,700,000

Massachusetts : 0.17%

Variable Rate Demand Notes§ : 0.17%
Massachusetts Development Finance Agency Babson College B (Education Revenue, Citizens Bank LOC)	0.15	10/01/2031	24,575,000	24,575,000
Massachusetts State HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)	0.10	10/01/2038	4,000,000	4,000,000

				28,575,000

Michigan : 0.02%

Variable Rate Demand Note§: 0.02%
Michigan State Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.16	10/01/2037	3,935,000	3,935,000

8

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota : 0.16%

Variable Rate Demand Notes§ : 0.16%
Bloomington Associates MN (Housing Revenue, Bank of America NA LOC)	0.40%	08/01/2037	$20,500,000	$20,500,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.29	10/01/2038	6,000,000	6,000,000

				26,500,000

Mississippi : 0.24%

Variable Rate Demand Notes§ : 0.24%
Mississippi State Business Finance Commission Series B (IDR)	0.10	12/01/2030	9,200,000	9,200,000
Mississippi State Nissan Project Series A (GO - State, GO of Commonwealth Insured)	0.21	11/01/2028	30,730,000	30,728,798

				39,928,798

Missouri : 0.06%

Variable Rate Demand Note§: 0.06%
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (IDR)	0.14	04/01/2027	10,000,000	10,000,000

Nebraska : 0.21%

Variable Rate Demand Note§: 0.21%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)	0.14	08/01/2039	34,695,000	34,695,000

Nevada : 0.20%

Variable Rate Demand Notes§ : 0.20%
Las Vegas NV EDFA Andre Agassi Foundation Project (Education Revenue, Bank of America NA LOC)	0.20	10/01/2035	17,630,000	17,630,000
Las Vegas NV EDFA Keep Memory Alive Project A (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	05/01/2037	15,800,000	15,800,000

				33,430,000

New Jersey : 0.42%

Variable Rate Demand Notes§ : 0.42%
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.16	06/01/2026	7,000,000	7,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.16	06/01/2032	9,000,000	9,000,000
New Jersey HFFA Various Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.19	07/01/2041	2,000,000	2,000,000
New Jersey State Housing & Mortgage Finance Agency Series B (Housing Revenue, Bank of America NA LOC)	0.17	05/01/2048	34,570,000	34,570,000
New Jersey State Turnpike Authority Series C (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.11	06/15/2032	13,000,000	13,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.15	04/15/2014	4,000,000	4,000,000

				69,570,000

9

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New York : 0.91%

Variable Rate Demand Notes§ : 0.91%
New York City NY Housing Development Corporation Multi-Family Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.16%	09/01/2049	$10,875,000	$10,875,000
New York City NY Municipal Water Finance Authority (Water & Sewer Revenue) 144A	0.30	06/15/2044	8,000,000	8,000,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)	0.10	06/15/2024	6,998,000	6,998,000
New York City NY Subseries B (GO - Local, TD Bank NA LOC)	0.10	09/01/2027	9,000,000	9,000,000
New York City NY Subseries C-4 (GO - Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.10	08/01/2020	2,000,000	2,000,000
New York City NY Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured)	0.15	07/15/2036	30,500,000	30,500,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)	0.13	11/01/2033	4,500,000	4,500,000
New York Housing Finance Agency Series A (Housing Revenue, FNMA Insured)	0.12	05/01/2029	5,000,000	5,000,000
New York Housing Finance Agency Taxable 600 West 42nd B (Housing Revenue, Bank of New York LOC)	0.21	11/01/2041	4,260,000	4,260,000
New York Metropolitan Transportation Authority (Transportation Revenue, Bank of America NA LOC)	0.14	11/01/2041	26,560,000	26,560,000
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured) 144A	0.29	11/15/2025	805,000	805,000
New York PFOTER (Miscellaneous Revenue) 144A	0.50	06/15/2053	23,000,000	23,000,000
New York State Housing Finance Agency (Housing Revenue, Bank of America NA LOC)	0.01	09/15/2021	18,000,000	18,000,000

				149,498,000

North Carolina : 0.09%

Variable Rate Demand Note§: 0.09%
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-2 (Hospital Revenue, Branch Banking & Trust LOC)	0.13	12/01/2036	14,405,000	14,405,000

Ohio : 0.40%

Variable Rate Demand Notes§ : 0.40%
Cleveland-Cuyahoga County OH Port Authority Carnegie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.14	01/01/2037	4,700,000	4,700,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.13	08/15/2041	3,980,000	3,980,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured)	0.22	09/01/2039	24,462,000	24,462,000
Ohio Housing Finance Agency Mortgage Revenue (Housing Revenue)	0.15	09/01/2036	20,000,000	20,000,000
Ohio State Water Development Authority Pollution Control First Energy Series C (Utilities Revenue, UBS AG LOC)	0.10	06/01/2033	13,200,000	13,200,000

				66,342,000

Oregon : 0.13%

Variable Rate Demand Note§: 0.13%
Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue) 144A	0.50	07/26/2012	22,075,000	22,075,000

10

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania : 0.42%

Variable Rate Demand Notes§ : 0.42%
Delaware River Port Authority Series B (Transportation Revenue, Bank of America NA LOC)	0.14%	01/01/2026	$10,000,000	$10,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.11	07/01/2037	20,400,000	20,400,000
Pennsylvania Economic Development Financing Series B (IDR, JPMorgan Chase Bank LOC)	0.11	10/01/2034	20,000,000	20,000,000
Pennsylvania HFA (Housing Revenue)	0.15	04/01/2026	19,180,000	19,180,000

				69,580,000

South Carolina : 0.13%

Other Municipal Debt : 0.04%
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.17	11/14/2011	3,000,000	3,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.17	11/10/2011	3,000,000	3,000,000

				6,000,000

Variable Rate Demand Note§: 0.09%
South Carolina Public Service Authority (Miscellaneous Revenue) 144A	0.30	01/01/2050	15,000,000	15,000,000

South Dakota : 0.03%

Variable Rate Demand Note§: 0.03%
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.17	05/01/2037	5,000,000	5,000,000

Tennessee : 0.17%

Variable Rate Demand Notes§ : 0.17%
Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)	0.13	01/01/2034	5,000,000	5,000,000
Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments Series A (Housing Revenue, U.S. Bank NA LOC)	0.17	12/01/2041	3,000,000	3,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	07/01/2034	14,730,000	14,730,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	02/01/2036	5,130,000	5,130,000

				27,860,000

Texas : 2.78%

Other Municipal Debt : 0.55%
City of Austin TX Series A (Miscellaneous Revenue)	0.16	11/07/2011	7,870,000	7,870,000
City of Austin TX Series A (Miscellaneous Revenue)	0.18	11/16/2011	5,000,000	5,000,000
City of Austin TX Series A (Miscellaneous Revenue)	0.18	11/17/2011	78,000,000	78,000,000

				90,870,000

Variable Rate Demand Notes§ : 2.23%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.13	11/15/2017	7,000,000	7,000,000
Bexar County TX Health Facilities (Health Revenue, JPMorgan Chase Bank LOC)	0.16	12/01/2032	2,450,000	2,450,000

11

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.15%	06/01/2038	$10,000,000	$10,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.14	06/01/2029	7,000,000	7,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.14	06/01/2029	16,500,000	16,500,000
Harris County TX Health Facilities Development Corporation Baylor Series A2 (Health Revenue, Bank of America NA LOC)	0.18	11/15/2047	20,880,000	20,880,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Resource Recovery Revenue)	0.11	03/01/2023	6,000,000	6,000,000
JPMorgan Chase PUTTER Trust Series 3942 TX (Miscellaneous Revenue) 144A	0.20	08/30/2012	50,995,000	50,995,000
JPMorgan Chase PUTTER Trust Series 3945 TX (Miscellaneous Revenue) 144A	0.15	08/30/2012	32,000,000	32,000,000
JPMorgan Chase PUTTER Trust Series 3953 TX (Miscellaneous Revenue) 144A	0.15	08/30/2012	73,000,000	73,000,000
JPMorgan Chase PUTTER Trust Series 3964 TX (Miscellaneous Revenue) 144A	0.15	08/30/2012	39,000,000	39,000,000
JPMorgan Chase PUTTER Trust Series TX 3946 (Miscellaneous Revenue) 144A	0.15	08/30/2012	34,000,000	34,000,000
Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)	0.08	08/01/2034	15,700,000	15,700,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.25	04/01/2022	6,000,000	6,000,000
Pasadena TX Independent School District Series B (Education Revenue, AGM Insured)	0.22	02/01/2035	2,000,000	2,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.14	04/01/2040	7,100,000	7,100,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured)	0.34	02/01/2049	8,905,000	8,905,000
Texas Department of Housing Providence at Rush Creek II Apartments Series 2004 (Housing Revenue, FHLMC Insured)	0.38	01/01/2044	8,590,000	8,590,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.18	06/01/2045	13,500,000	13,500,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.30	07/01/2020	8,500,000	8,500,000

				369,120,000

Vermont : 0.19%

Variable Rate Demand Note§: 0.19%
Vermont State Student Assistance Corporation Series C-1 (Education Revenue, Lloyds Bank LOC)	0.14	12/15/2040	31,570,000	31,570,000

Virginia : 0.12%

Variable Rate Demand Notes§ : 0.12%
Harrisonburg VA Redevelopment & Housing Authority Tanglewood A (Housing Revenue, Bank of America NA LOC)	0.19	05/01/2026	6,110,000	6,110,000
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Housing Revenue, Bank of America NA LOC)	0.19	08/01/2033	13,815,000	13,815,000

				19,925,000

12

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Washington : 0.09%

Variable Rate Demand Note§: 0.09%
Washington HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.19%	11/15/2039	$15,000,000	$15,000,000

West Virginia : 0.07%

Variable Rate Demand Notes§ : 0.07%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC)	0.20	07/01/2039	8,995,000	8,995,000
Monongalia County WV Building Commission Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.16	07/01/2040	3,000,000	3,000,000

				11,995,000

Wisconsin : 0.04%

Variable Rate Demand Notes§ : 0.04%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.14	09/01/2035	4,040,000	4,040,000
Wisconsin State HEFAR Medical College Series B (Education Revenue, U.S. Bank NA LOC)	0.10	12/01/2033	2,000,000	2,000,000

				6,040,000

Wyoming : 0.32%

Variable Rate Demand Notes§ : 0.32%
Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)	0.11	07/01/2015	31,400,000	31,400,000
Wyoming State CDA (Housing Revenue)	0.24	12/01/2032	20,000,000	20,000,000
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.12	06/01/2035	1,425,000	1,425,000

				52,825,000

Total Municipal Bonds and Notes (Cost $2,315,465,798)				2,315,465,798

Other Instruments: 1.37%
Bank of America Corporation	0.25	11/17/2011	99,000,000	99,000,000
Commonwealth Bank of Australia 144A±	0.73	04/27/2012	17,000,000	17,020,783
GBG LLC Custody Receipts 144A	0.16	09/01/2027	12,162,000	12,162,000
ING Bank NV 144A±	0.77	02/02/2012	42,000,000	42,000,000
ING Bank NV 144A±	0.78	02/10/2012	40,000,000	40,000,000
St. Joseph County IN Municipal Commercial Paper (z)	0.23	11/16/2011	8,020,000	8,019,165
York County SC Pollution Series 00B3	0.45	12/01/2011	8,000,000	8,000,000

Total Other Instruments (Cost $226,201,948)				226,201,948

Other Notes: 2.40%

Corporate Bonds and Notes : 2.40%
ACTS Retirement Life Communities Incorporated	0.30	11/15/2029	12,004,000	12,004,000
Bank of America Corporation ±	1.15	12/02/2011	240,390,000	240,569,365
Citigroup Funding Incorporated ±	0.26	11/15/2011	3,000,000	2,999,926
General Electric Capital Corporation ±	0.54	03/12/2012	25,000,000	25,022,272
General Electric Capital Corporation ±	1.27	12/09/2011	76,773,000	76,852,580
JPMorgan Chase & Company ±	0.58	06/15/2012	15,000,000	15,025,610
LTF Real Estate LLC 144A	0.25	06/01/2033	15,400,000	15,400,000

13

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes (continued)
Morgan Stanley ±		1.18%	12/01/2011	$9,100,000	$9,106,805

Total Other Notes (Cost $396,980,558)					396,980,558

Repurchase Agreements(^^): 4.84%
Bank of America NA, dated 10/31/2011, maturity value $158,000,483 (1)		0.11	11/01/2011	158,000,000	158,000,000
Barclays Bank Incorporated, dated 10/31/2011, maturity value $158,000,439 (2)		0.10	11/01/2011	158,000,000	158,000,000
Citibank NA, dated 10/31/2011, maturity value $114,000,412 (3)		0.13	11/01/2011	114,000,000	114,000,000
Goldman Sachs & Company, dated 10/31/2011, maturity value $17,750,054 (4)		0.11	11/01/2011	17,750,000	17,750,000
RBS Securities Incorporated, dated 10/31/2011, maturity value $43,000,096 (5)		0.08	11/01/2011	43,000,000	43,000,000
Societe Generale, dated 10/31/2011, maturity value $308,771,291 (6)		0.12	11/01/2011	308,770,261	308,770,261

Total Repurchase Agreements (Cost $799,520,261)					799,520,261

		Yield

Treasury Debt: 3.11%
US Treasury Bill		0.04	02/23/2012	108,000,000	107,984,610
US Treasury Bill		0.04	04/12/2012	97,000,000	96,981,334
US Treasury Bill		0.06	02/09/2012	60,000,000	59,990,000
US Treasury Bill		0.06	04/19/2012	135,000,000	134,960,138
US Treasury Bill		0.08	02/16/2012	114,000,000	113,973,154

Total Treasury Debt (Cost $513,889,236)					513,889,236

Total Investments in Securities (Cost $16,660,573,775)	100.82%				16,660,573,775
Other Assets and Liabilities, Net	(0.82)				(135,465,960)

Total Net Assets	100.00%				$16,525,107,815

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity.
±	Variable rate investment.
Zero coupon security. Rate represents yield to maturity.
§	These securities are subject to a demand feature which reduces the effective maturity.
(^^)	Collateralized by:

(1)	U.S. government securities, 4.00%, 8/20/2041 to 10/20/2041, market value including accrued interest is $162,740,000.
(2)	U.S. government securities, 4.00% to 5.50%, 9/1/2025 to 2/1/2041, market value including accrued interest is $162,740,000.
(3)	U.S. government securities, 2.41% to 7.00%, 9/1/2018 to 8/1/2047, market value including accrued interest is $117,420,000.
(4)	U.S. government securities, 2.43% to 9.00%, 11/1/2017 to 8/5/2050, market value including accrued interest is $18,282,500.
(5)	U.S. government securities, 0.00% to 11.25%, 11/15/2011 to 2/15/2041, market value including accrued interest is $43,860,018.
(6)	U.S. government securities, 2.22% to 6.50%, 12/1/2012 to 11/1/2041, market value including accrued interest is $318,033,369.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

14

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper: 5.12%

Asset-Backed Commercial Paper : 5.12%
Straight-A Funding LLC 144A(z)	0.18%	11/30/2011	$40,000,000	$39,993,878
Straight-A Funding LLC 144A(z)	0.19	12/22/2011	62,000,000	61,983,312
Straight-A Funding LLC 144A(z)	0.19	12/16/2011	39,000,000	38,990,738
Straight-A Funding LLC 144A(z)	0.19	12/20/2011	58,000,000	57,985,001
Straight-A Funding LLC 144A(z)	0.18	12/28/2011	140,000,000	139,960,100
Straight-A Funding LLC 144A(z)	0.19	01/04/2012	130,000,000	129,956,089
Straight-A Funding LLC 144A(z)	0.19	01/17/2012	116,184,000	116,136,784
Straight-A Funding LLC 144A(z)	0.19	01/09/2012	22,761,000	22,752,711
Straight-A Funding LLC 144A(z)	0.19	01/03/2012	90,000,000	89,970,075
Straight-A Funding LLC 144A(z)	0.19	01/03/2012	115,128,000	115,089,720
Straight-A Funding LLC 144A(z)	0.19	01/06/2012	25,000,000	24,991,292
Straight-A Funding LLC 144A(z)	0.19	01/10/2012	125,000,000	124,953,819
Straight-A Funding LLC 144A(z)	0.19	01/11/2012	78,100,000	78,070,734
Straight-A Funding LLC 144A(z)	0.19	01/19/2012	96,000,000	95,959,973
Straight-A Funding LLC 144A(z)	0.00	11/01/2011	50,000,000	50,000,000
Straight-A Funding LLC 144A(z)	0.18	11/14/2011	25,000,000	24,998,285
Straight-A Funding LLC 144A(z)	0.18	11/16/2011	28,000,000	27,997,783
Straight-A Funding LLC 144A(z)	0.00	11/01/2011	100,000,000	100,000,000
Straight-A Funding LLC 144A(z)	0.16	11/07/2011	30,842,000	30,841,023
Straight-A Funding LLC 144A(z)	0.17	11/08/2011	31,000,000	30,998,855
Straight-A Funding LLC 144A(z)	0.19	12/19/2011	33,000,000	32,991,640
Straight-A Funding LLC 144A(z)	0.20	01/25/2012	20,000,000	19,990,556
Straight-A Funding LLC 144A(z)	0.18	12/27/2011	67,000,000	66,981,240
Straight-A Funding LLC 144A(z)	0.14	11/04/2011	40,000,000	39,999,367

Total Commercial Paper (Cost $1,561,592,975)				1,561,592,975

Government Agency Debt: 37.20%
FFCB (z)	0.07	12/27/2011	25,000,000	24,997,278
FFCB (z)	0.07	12/28/2011	25,000,000	24,997,229
FFCB (z)	0.07	03/07/2012	25,000,000	24,993,826
FFCB (z)	0.08	03/14/2012	67,000,000	66,980,049
FFCB (z)	0.08	03/27/2012	40,000,000	39,986,933
FFCB (z)	0.08	03/28/2012	25,000,000	24,991,778
FFCB (z)	0.10	03/06/2012	25,000,000	24,991,250
FFCB (z)	0.10	03/09/2012	65,000,000	64,981,009
FFCB ±	0.13	02/22/2012	26,500,000	26,490,985
FFCB ±	0.16	01/25/2012	145,000,000	144,973,164
FFCB ±	0.18	06/18/2012	50,000,000	49,997,117
FFCB ±	0.20	03/06/2013	125,000,000	124,948,901
FFCB ±	0.20	09/24/2012	125,000,000	124,988,582
FFCB ±	0.21	11/06/2012	150,000,000	149,984,608
FFCB ±	0.25	09/28/2012	90,000,000	90,029,270
FFCB	0.25	04/02/2012	7,350,000	7,353,916
FFCB ±	0.25	02/13/2012	50,000,000	50,001,425
FFCB ±	0.26	11/05/2012	52,550,000	52,577,141
FFCB ±	0.27	03/14/2012	200,000,000	199,988,584
FFCB ±	0.27	09/20/2012	26,712,000	26,727,677
FFCB	0.28	03/01/2012	85,000,000	85,043,327
FFCB ±	0.31	04/15/2013	25,000,000	24,989,316
FFCB	2.25	02/17/2012	12,400,000	12,477,691
FFCB	3.10	03/27/2012	21,405,000	21,663,285
FHLB (z)	0.04	11/04/2011	150,000,000	149,999,375
FHLB (z)	0.06	11/16/2011	234,950,000	234,944,126
FHLB (z)	0.06	11/18/2011	150,000,000	149,995,750
FHLB (z)	0.07	12/07/2011	81,758,000	81,752,277
FHLB (z)	0.10	04/13/2012	189,600,000	189,513,626
FHLB (z)	0.10	04/18/2012	250,000,000	249,882,640
FHLB (z)	0.14	11/15/2011	250,000,000	249,985,417

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUNDS

Security Name	Interest Rate	Maturity Date	Principal	Value
Government Agency Debt (continued)
FHLB	0.17%	04/02/2012	$15,000,000	$15,002,998
FHLB ±	0.20	10/25/2012	117,500,000	117,476,235
FHLB ±	0.21	02/28/2012	250,000,000	249,971,735
FHLB ±	0.22	02/05/2013	190,000,000	189,902,947
FHLB ±	0.23	11/07/2011	150,000,000	149,999,000
FHLB ±	0.24	03/07/2013	69,000,000	68,971,742
FHLB ±	0.25	03/28/2013	306,000,000	305,910,011
FHLB	0.26	11/29/2011	100,000,000	100,008,907
FHLB ±	0.26	05/02/2013	100,000,000	99,968,786
FHLB ±	0.27	04/01/2013	67,000,000	67,000,000
FHLB ±	0.27	04/12/2013	25,000,000	25,000,000
FHLB ±	0.28	03/12/2013	75,000,000	75,010,350
FHLB	0.32	12/06/2011	55,470,000	55,480,020
FHLB	0.35	12/13/2011	64,600,000	64,616,155
FHLB	0.79	11/25/2011	150,000,000	150,062,793
FHLB ±	0.28	02/25/2013	43,200,000	43,223,026
FHLB	2.10	01/23/2012	50,000,000	50,230,004
FHLB	4.88	11/18/2011	25,000,000	25,055,549
FHLMC (z)	0.04	11/21/2011	253,100,000	253,093,506
FHLMC (z)	0.04	12/20/2011	70,000,000	69,995,713
FHLMC (z)	0.05	11/10/2011	250,000,000	249,996,250
FHLMC (z)	0.07	12/21/2011	78,429,000	78,420,830
FHLMC (z)	0.08	03/12/2012	54,857,000	54,840,909
FHLMC (z)	0.08	03/13/2012	115,000,000	114,966,011
FHLMC (z)	0.09	11/15/2011	38,551,000	38,549,576
FHLMC (z)	0.10	11/08/2011	50,000,000	49,998,931
FHLMC (z)	0.10	11/14/2011	30,000,000	29,998,808
FHLMC (z)	0.10	01/18/2012	100,000,000	99,978,333
FHLMC (z)	0.10	04/02/2012	44,300,000	44,281,173
FHLMC (z)	0.10	04/03/2012	25,000,000	24,989,306
FHLMC (z)	0.10	04/09/2012	52,300,000	52,276,756
FHLMC (z)	0.10	04/16/2012	300,000,000	299,855,035
FHLMC (z)	0.10	05/15/2012	157,000,000	156,914,522
FHLMC (z)	0.12	12/01/2011	50,000,000	49,994,792
FHLMC (z)	0.12	12/06/2011	33,080,000	33,075,980
FHLMC (z)	0.12	04/10/2012	157,000,000	156,915,743
FHLMC (z)	0.14	11/22/2011	200,000,000	199,982,500
FHLMC (z)	0.14	12/12/2011	55,187,000	55,178,201
FHLMC ±	0.16	02/02/2012	23,007,000	23,002,276
FHLMC ±	0.18	11/02/2012	250,000,000	249,923,721
FHLMC ±	0.19	12/21/2011	200,000,000	200,008,167
FHLMC ±	0.20	08/10/2012	120,000,000	120,000,302
FHLMC ±	0.22	05/11/2012	150,000,000	149,960,563
FHLMC	1.13	04/25/2012	63,131,000	63,435,564
FHLMC	2.13	03/23/2012	349,239,000	351,986,424
FHLMC	4.75	03/05/2012	63,481,000	64,489,786
FHLMC	5.75	01/15/2012	40,082,000	40,545,707
FNMA (z)	0.00	11/01/2011	220,000,000	220,000,000
FNMA (z)	0.04	11/02/2011	160,059,000	160,058,602
FNMA (z)	0.05	11/07/2011	50,000,000	49,999,500
FNMA (z)	0.05	11/08/2011	200,000,000	199,997,667
FNMA (z)	0.06	11/28/2011	100,000,000	99,995,500
FNMA (z)	0.07	12/07/2011	148,000,000	147,989,640
FNMA (z)	0.07	12/12/2011	195,000,000	194,981,152
FNMA (z)	0.08	11/09/2011	155,730,000	155,726,609
FNMA (z)	0.08	12/13/2011	250,000,000	249,976,667
FNMA (z)	0.08	12/14/2011	250,000,000	249,976,111
FNMA (z)	0.10	11/14/2011	120,000,000	119,995,234
FNMA (z)	0.10	03/01/2012	148,000,000	147,950,256
FNMA (z)	0.10	03/02/2012	200,000,000	199,932,222
FNMA (z)	0.10	03/05/2012	81,758,000	81,729,612
FNMA (z)	0.10	04/04/2012	120,260,000	120,208,221

2

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Government Agency Debt (continued)
FNMA (z)	0.10%	04/11/2012	$100,000,000	$99,955,000
FNMA (z)	0.12	12/05/2011	200,000,000	199,977,333
FNMA (z)	0.14	01/04/2012	150,000,000	149,962,667
FNMA ±	0.26	11/23/2012	88,900,000	88,947,608
FNMA ±	0.27	09/17/2012	43,345,000	43,370,219
FNMA ±	0.27	10/18/2012	103,645,000	103,711,148
FNMA	0.88	01/12/2012	36,000,000	36,057,176
FNMA	1.00	11/23/2011	28,915,000	28,930,989
FNMA	1.00	04/04/2012	47,636,000	47,815,406
FNMA	1.88	04/20/2012	129,157,000	130,220,912

Total Government Agency Debt (Cost $11,352,238,646)				11,352,238,646

Other Notes: 6.67%

Corporate Bonds and Notes : 6.67%
American Express Bank FSB ±	1.22	12/09/2011	50,000,000	50,051,335
Bank of America Corporation ±	0.73	04/30/2012	146,835,000	147,087,335
Bank of America Corporation ±	1.15	12/02/2011	84,268,000	84,330,714
Bank of New York Mellon Corporation ±	0.53	06/29/2012	25,000,000	25,041,320
Citibank NA ±	0.30	05/07/2012	131,220,000	131,286,053
Citigroup Funding Incorporated ±	0.67	03/30/2012	12,315,000	12,332,487
Citigroup Funding Incorporated ±	0.76	04/30/2012	21,485,000	21,524,880
General Electric Capital Corporation ±	0.22	05/08/2012	60,045,000	60,053,242
General Electric Capital Corporation ±	0.49	04/24/2012	65,000,000	65,035,145
General Electric Capital Corporation ±	0.50	06/01/2012	96,100,000	96,237,339
General Electric Capital Corporation ±	0.54	03/12/2012	50,000,000	50,044,545
General Electric Capital Corporation ±	1.27	12/09/2011	255,450,000	255,727,192
General Electric Capital Corporation	2.25	03/12/2012	20,000,000	20,151,316
Goldman Sachs Group Incorporated ±	0.52	11/09/2011	146,705,000	146,715,288
HSBC USA Incorporated	3.13	12/16/2011	165,380,000	165,984,005
JPMorgan Chase & Company ±	0.58	06/15/2012	125,000,000	125,213,742
JPMorgan Chase & Company ±	0.61	12/26/2012	62,000,000	62,239,117
JPMorgan Chase & Company ±	0.74	06/22/2012	10,800,000	10,833,432
JPMorgan Chase & Company ±	1.00	12/02/2011	125,000,000	125,091,765
JPMorgan Chase & Company	3.13	12/01/2011	311,351,000	312,121,583
Morgan Stanley ±	0.55	02/10/2012	10,000,000	10,008,994
Morgan Stanley ±	0.70	06/20/2012	46,795,000	46,930,921
US Bancorp	2.25	03/13/2012	10,000,000	10,076,251

Total Other Notes (Cost $2,034,118,001)				2,034,118,001

Repurchase Agreements^^: 51.17%
Barclays Bank plc, dated 10/31/2011, maturity value $1,000,002,778 (1)	0.10	11/01/2011	1,000,000,000	1,000,000,000
BNP Paribas Securities, dated 10/31/2011, maturity value $750,002,500 (2)	0.12	11/01/2011	750,000,000	750,000,000
Citibank NA, dated 10/31/2011, maturity value $1,275,004,604 (3)	0.13	11/01/2011	1,275,000,000	1,275,000,000
Credit Suisse Securities, dated 10/31/2011, maturity value $340,750,757 (4)	0.08	11/01/2011	340,750,000	340,750,000
Deutsche Bank Securities, dated 10/31/2011, maturity value $950,002,903 (5)	0.11	11/01/2011	950,000,000	950,000,000
Deutsche Bank Securities, dated 10/31/2011, maturity value $100,000,250 (6)	0.09	11/01/2011	100,000,000	100,000,000
Goldman Sachs & Company, dated 10/31/2011, maturity value $250,005,833 (7)	0.12	11/07/2011	250,000,000	250,000,000
Goldman Sachs & Company, dated 10/31/2011, maturity value $250,001,528 (8)	0.11	11/02/2011	250,000,000	250,000,000
Goldman Sachs & Company, dated 10/31/2011, maturity value $250,002,083 (9)	0.10	11/03/2011	250,000,000	250,000,000

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUNDS

Security Name		Interest Rate	Maturity Date	Principal	Value
Repurchase Agreements (continued)
Goldman Sachs & Company, dated 10/31/2011, maturity value $250,002,778 (10)		0.10%	11/04/2011	$250,000,000	$250,000,000
Goldman Sachs & Company, dated 10/31/2011, maturity value $823,602,517 (11)		0.11	11/01/2011	823,600,000	823,600,000
JPMorgan Securities, dated 10/31/2011, maturity value $1,000,003,611 (12)		0.13	11/01/2011	1,000,000,000	1,000,000,000
JPMorgan Securities, dated 10/31/2011, maturity value $500,000,972 (13)		0.07	11/01/2011	500,000,000	500,000,000
Merrill Lynch Pierce Fenner & Smith, dated 10/31/2011, maturity value $700,002,139 (14)		0.11	11/01/2011	700,000,000	700,000,000
Morgan Stanley & Company, dated 10/31/2011, maturity value $100,000,306 (15)		0.11	11/01/2011	100,000,000	100,000,000
RBC Capital Markets, dated 10/31/2011, maturity value $650,001,806 (16)		0.10	11/01/2011	650,000,000	650,000,000
RBS Holdings USA Incorporated, dated 10/31/2011, maturity value $680,001,511 (17)		0.08	11/01/2011	680,000,000	680,000,000
RBS Securities Incorporated, dated 10/31/2011, maturity value $1,000,003,056 (18)		0.11	11/01/2011	1,000,000,000	1,000,000,000
Societe Generale, dated 10/31/2011, maturity value $1,000,002,778 (19)		0.10	11/01/2011	1,000,000,000	1,000,000,000
Societe Generale, dated 10/31/2011, maturity value $1,595,005,317 (20)		0.12	11/01/2011	1,595,000,000	1,595,000,000
Societe Generale, dated 10/31/2011, maturity value $500,001,667 (21)		0.12	11/01/2011	500,000,000	500,000,000
UBS Securities LLC, dated 10/31/2011, maturity value $1,650,005,500 (22)		0.12	11/01/2011	1,650,000,000	1,650,000,000
Total Repurchase Agreements (Cost $15,614,350,000)					15,614,350,000

Treasury Debt: 1.98%
US Treasury Note		0.88	02/29/2012	250,000,000	250,685,667
US Treasury Note		1.38	03/15/2012	100,000,000	100,483,570
US Treasury Note		4.88	02/15/2012	250,000,000	253,570,778
Total Treasury Debt (Cost $604,740,015)					604,740,015

Total Investments in Securities (Cost $31,167,039,637)*	102.14%				31,167,039,637
Other Assets and Liabilities, Net	(2.14)				(653,715,807)

Total Net Assets	100.00%				$30,513,323,830

^^	Collateralized by:

(1)	U.S. government securities, 4.00% to 5.50%, 9/1/2025 to 2/1/2041, market value including accrued interest is $1,030,000,000.
(2)	U.S. government securities, 3.50% to 6.00%, 6/20/2038 to 9/20/2041, market value including accrued interest is $772,500,000.
(3)	U.S. government securities, 2.41% to 7.00%, 9/1/2018 to 8/1/2047, market value including accrued interest is $1,313,250,000.
(4)	U.S. government securities, 0.00% to 11.25%, 11/15/2011 to 2/15/2041, market value including accrued interest is $347,565,141.
(5)	U.S. government securities, 3.50% to 7.00%, 3/1/2017 to 11/1/2041, market value including accrued interest is $978,500,001.
(6)	U.S. government securities, 0.625% to 1.25%, 2/15/2014 to 7/15/2014, market value including accrued interest is $102,000,068.
(7)	U.S. government securities, 5.00% to 6.00%, 7/20/2038 to 9/20/2040, market value including accrued interest is $257,500,000.
(8)	U.S. government securities, 6.00%, 12/15/2039 to 1/15/2040, market value including accrued interest is $257,500,000.
(9)	U.S. government securities, 4.00% to 6.00%, 12/15/2039 to 4/15/2041, market value including accrued interest is $257,500,001.

4

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

(10)	U.S. government security, 6.00%, 1/15/2040, market value including accrued interest is $257,500,000.
(11)	U.S. government securities, 2.43% to 9.00%, 11/1/2017 to 8/5/2050, market value including accrued interest is $848,308,001.
(12)	U.S. government securities, 3.00% to 7.50%, 2/1/2012 to 10/1/2041, market value including accrued interest is $1,030,001,273.
(13)	U.S. government securities, 0.00% to 9.375%, 1/15/2012 to 4/15/2030, market value including accrued interest is $510,001,283.
(14)	U.S. government securities, 4.00% to 5.50%, 3/1/2036 to 8/20/2041, market value including accrued interest is $721,000,001.
(15)	U.S. government securities, 2.52% to 7.00%, 6/1/2024 to 9/1/2047, market value including accrued interest is $103,000,000.
(16)	U.S. government securities, 1.44% to 11.50%, 4/1/2012 to 11/1/2041, market value including accrued interest is $669,500,000.
(17)	U.S. government securities, 0.00% to 11.25%, 11/15/2011 to 2/15/2041, market value including accrued interest is $693,600,282.
(18)	U.S. government securities, 3.00% to 5.00%, 10/1/2021 to 10/1/2041, market value including accrued interest is $1,030,000,493.
(19)	U.S. government securities, 0.00% to 4.75%, 11/25/2011 to 9/15/2041, market value including accrued interest is $1,020,154,289.
(20)	U.S. government securities, 2.22% to 6.50%, 12/1/2012 to 11/1/2041, market value including accrued interest is $1,642,850,000.
(21)	U.S. government securities, 0.00% to 4.75%, 12/29/2011 to 2/15/2041, market value including accrued interest is $500,000,000.
(22)	U.S. government securities, 3.00% to 7.00%, 3/1/2018 to 11/1/2048, market value including accrued interest is $1,699,500,001.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity.
±	Variable rate investment.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

5

WELLS FARGO ADVANTAGE Government Money Market Fund

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Government Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurement

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit: 20.59%
Banco Del Estado De Chile	0.25%	11/04/2011	$71,000,000	$71,000,000
Banco Del Estado De Chile	0.27	11/10/2011	73,000,000	73,000,000
Bank of Montreal (Chicago)	0.25	12/29/2011	172,000,000	172,000,000
Bank of Nova Scotia (Houston)	0.24	12/29/2011	9,000,000	8,999,273
Bank of Nova Scotia (Houston)	0.27	12/09/2011	32,000,000	32,000,000
Bank of Nova Scotia (Houston)	0.28	12/29/2011	57,000,000	57,000,000
Bank of Nova Scotia (Houston)	0.28	12/30/2011	57,000,000	57,000,000
Bank of Tokyo Mitsubishi LLC	0.15	11/01/2011	237,000,000	237,000,000
Bank of Tokyo Mitsubishi LLC	0.15	11/07/2011	257,000,000	257,000,000
Barclays Bank plc (New York) ±	0.64	04/16/2012	101,000,000	101,000,000
Barclays Bank plc (New York) ±	0.70	01/17/2012	262,000,000	262,000,000
Commerzbank (Grand Cayman)	0.09	11/01/2011	547,600,000	547,600,000
Credit Suisse (New York) ±	0.38	03/01/2012	61,961,000	61,951,168
Danske Bank Corporation	0.26	11/02/2011	305,000,000	305,000,000
Danske Bank Corporation	0.26	11/03/2011	282,000,000	282,000,000
Fortis Bank (Grand Cayman)	0.18	11/01/2011	425,000,000	425,000,000
KBC Bank NV Brussels	0.26	11/01/2011	425,000,000	425,000,000
Mizuho Corporate Bank Limited	0.15	11/03/2011	404,000,000	404,000,000
National Australia Bank (New York) ±	0.39	04/18/2012	115,000,000	115,000,000
National Bank of Canada	0.10	11/01/2011	220,000,000	220,000,000
Nordea Bank plc	0.26	12/28/2011	111,000,000	111,000,000
Nordea Bank plc	0.74	09/13/2012	106,000,000	106,094,493
Norinchukin Bank	0.18	11/01/2011	286,000,000	286,000,000
Norinchukin Bank	0.18	11/04/2011	373,000,000	373,000,000
NRW Bank	0.18	11/02/2011	403,000,000	403,000,000
Rabobank Nederland NV ±	0.32	12/06/2011	131,000,000	131,000,000
Rabobank Nederland NV ±	0.32	01/10/2012	147,000,000	147,000,000
Rabobank Nederland NV ±	0.34	04/24/2012	248,000,000	247,993,965
Skandinaviska Enskilda Banken AG	0.25	11/07/2011	130,000,000	130,000,000
Standard Chartered Bank	0.25	11/30/2011	136,000,000	136,000,000
Standard Chartered Bank	0.27	11/14/2011	150,000,000	150,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/02/2011	410,000,000	410,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/04/2011	140,000,000	140,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/07/2011	197,000,000	197,000,000
Toronto-Dominion Bank ±	0.32	01/12/2012	167,000,000	167,000,000

Total Certificates of Deposit (Cost $7,248,638,899)				7,248,638,899

Commercial Paper: 43.67%

Asset-Backed Commercial Paper : 26.05%
Alpine Securitization Corporation 144A ^	0.19	11/23/2011	33,000,000	32,995,967
Anglesea Funding LLC 144A ^	0.00	11/01/2011	27,000,000	27,000,000
Anglesea Funding LLC 144A ^	0.19	11/02/2011	55,000,000	54,999,419
Anglesea Funding LLC 144A ^	0.25	11/03/2011	76,000,000	75,998,396
Argento Funding Companies Limited 144A ^	0.24	11/09/2011	83,000,000	82,995,020
Argento Funding Companies Limited 144A ^	0.26	11/18/2011	39,000,000	38,994,844
Argento Funding Companies Limited 144A ^	0.26	11/22/2011	100,000,000	99,984,250
Argento Funding Companies Limited 144A ^	0.26	11/23/2011	63,000,000	62,989,605
Argento Funding Companies Limited 144A ^	0.26	11/30/2011	191,000,000	190,958,458
Atlantis One Funding Corporation 144A ^	0.19	11/15/2011	68,000,000	67,994,711
Atlantis One Funding Corporation 144A ^	0.27	12/21/2011	121,000,000	120,952,944
Autobahn Funding Company 144A ^	0.00	11/01/2011	70,000,000	70,000,000
CAFCO LLC 144A ^	0.21	11/10/2011	34,000,000	33,998,045
CAFCO LLC 144A ^	0.24	11/17/2011	49,000,000	48,994,556
CAFCO LLC 144A ^	0.24	11/28/2011	47,000,000	46,991,188
Cancara Asset Securitization LLC 144A ^	0.00	11/01/2011	34,000,000	34,000,000
Cancara Asset Securitization LLC 144A ^	0.24	11/08/2011	39,000,000	38,997,953
Cancara Asset Securitization LLC 144A ^	0.26	11/16/2011	74,000,000	73,991,367
Cancara Asset Securitization LLC 144A ^	0.27	11/21/2011	36,000,000	35,994,400
Cancara Asset Securitization LLC 144A ^	0.27	11/28/2011	61,000,000	60,987,190
Chariot Funding LLC 144A ^	0.14	11/14/2011	238,089,000	238,076,104
Chariot Funding LLC 144A ^	0.14	11/15/2011	146,359,000	146,350,462

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Chariot Funding LLC 144A ^	0.14%	11/17/2011	$46,000,000	$45,996,933
Chariot Funding LLC 144A ^	0.14	11/18/2011	43,000,000	42,996,954
Chariot Funding LLC 144A ^	0.14	11/22/2011	45,000,000	44,996,063
Chariot Funding LLC 144A ^	0.19	12/15/2011	94,400,000	94,378,078
Charta LLC 144A ^	0.20	11/09/2011	53,000,000	52,997,166
Charta LLC 144A ^	0.21	11/07/2011	43,000,000	42,998,208
Charta LLC 144A ^	0.21	11/10/2011	29,000,000	28,998,333
Charta LLC 144A ^	0.22	11/17/2011	42,000,000	41,995,707
Charta LLC 144A ^	0.23	11/14/2011	48,000,000	47,995,667
Ciesco LLC 144A ^	0.19	12/01/2011	48,000,000	47,992,000
Ciesco LLC 144A ^	0.20	11/08/2011	43,000,000	42,998,077
Ciesco LLC 144A ^	0.24	11/29/2011	37,000,000	36,992,806
Concord Minutemen Capital Company 144A ^	0.23	11/02/2011	104,000,000	103,998,700
Concord Minutemen Capital Company 144A ^	0.41	11/10/2011	25,000,000	24,997,188
Concord Minutemen Capital Company 144A ^	0.42	11/14/2011	63,000,000	62,989,763
Concord Minutemen Capital Company 144A ^	0.42	11/17/2011	55,000,000	54,989,000
Concord Minutemen Capital Company 144A ^	0.43	11/22/2011	69,000,000	68,981,888
Concord Minutemen Capital Company 144A ^	0.43	11/28/2011	35,000,000	34,988,188
Concord Minutemen Capital Company 144A ^	0.44	11/29/2011	72,000,000	71,974,800
Concord Minutemen Capital Company 144A ^	0.44	12/01/2011	31,000,000	30,988,375
Concord Minutemen Capital Company 144A ^	0.45	11/15/2011	7,000,000	6,998,693
CRC Funding LLC 144A ^	0.00	11/01/2011	21,000,000	21,000,000
CRC Funding LLC 144A ^	0.23	11/14/2011	21,000,000	20,998,104
CRC Funding LLC 144A ^	0.24	11/21/2011	52,000,000	51,992,778
CRC Funding LLC 144A ^	0.24	11/29/2011	44,000,000	43,991,444
CRC Funding LLC 144A ^	0.35	01/19/2012	69,200,000	69,146,851
Crown Point Capital Company 144A ^	0.30	11/03/2011	67,000,000	66,998,325
Crown Point Capital Company 144A ^	0.34	11/04/2011	43,000,000	42,998,388
Crown Point Capital Company 144A ^	0.40	11/09/2011	65,000,000	64,993,500
Crown Point Capital Company 144A ^	0.42	11/16/2011	38,000,000	37,992,875
Crown Point Capital Company 144A ^	0.42	11/17/2011	156,000,000	155,967,667
Crown Point Capital Company 144A ^	0.43	11/18/2011	72,000,000	71,984,701
Crown Point Capital Company 144A ^	0.43	11/23/2011	65,000,000	64,982,125
Crown Point Capital Company 144A ^	0.43	11/28/2011	89,000,000	88,969,963
Crown Point Capital Company 144A ^	0.44	12/01/2011	81,000,000	80,969,625
Crown Point Capital Company 144A ^	0.45	11/15/2011	38,000,000	37,992,907
Govco LLC 144A ^	0.35	01/20/2012	82,000,000	81,936,222
Grampian Funding LLC 144A ^	0.23	11/07/2011	100,000,000	99,995,500
Grampian Funding LLC 144A ^	0.26	11/17/2011	8,500,000	8,498,942
Grampian Funding LLC 144A ^	0.26	11/22/2011	44,000,000	43,993,070
Grampian Funding LLC 144A ^	0.26	11/28/2011	150,000,000	149,969,625
Grampian Funding LLC 144A ^	0.27	11/21/2011	20,000,000	19,996,889
Jupiter Securitization Company LLC 144A ^	0.14	11/14/2011	68,000,000	67,996,317
Kells Funding LLC 144A ±	0.38	02/21/2012	229,000,000	229,000,000
Kells Funding LLC 144A ±	0.39	11/29/2011	246,000,000	246,000,000
Kells Funding LLC 144A	0.40	12/16/2011	117,000,000	117,000,000
Legacy Capital Company 144A ^	0.30	11/03/2011	58,000,000	57,998,550
Legacy Capital Company 144A ^	0.39	11/08/2011	46,000,000	45,995,975
Legacy Capital Company 144A ^	0.43	11/23/2011	28,000,000	27,992,300
Legacy Capital Company 144A ^	0.44	11/30/2011	95,000,000	94,965,563
Lexington Parker Capital Company LLC 144A ^	0.00	11/01/2011	42,000,000	42,000,000
Lexington Parker Capital Company LLC 144A ^	0.34	11/04/2011	38,000,000	37,998,575
Lexington Parker Capital Company LLC 144A ^	0.40	11/09/2011	14,000,000	13,998,600
Lexington Parker Capital Company LLC 144A ^	0.41	11/10/2011	35,000,000	34,996,063
Lexington Parker Capital Company LLC 144A ^	0.42	11/15/2011	43,000,000	42,992,417
Lexington Parker Capital Company LLC 144A ^	0.43	11/21/2011	75,000,000	74,981,250
Lexington Parker Capital Company LLC 144A ^	0.43	11/22/2011	40,000,000	39,989,500
Lexington Parker Capital Company LLC 144A ^	0.43	11/23/2011	86,000,000	85,976,350
Lexington Parker Capital Company LLC 144A ^	0.44	11/29/2011	102,000,000	101,964,300
Lexington Parker Capital Company LLC 144A ^	0.44	11/30/2011	40,000,000	39,985,500
Lexington Parker Capital Company LLC 144A ^	0.45	11/16/2011	99,000,000	98,980,200
Liberty Funding LLC 144A ^	0.24	11/14/2011	25,000,000	24,997,653

2

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)

Liberty Funding LLC ^	0.24%	11/15/2011	$32,000,000	$31,996,764
Liberty Funding LLC 144A ^	0.29	12/27/2011	33,000,000	32,985,113
MetLife Short Term Funding LLC 144A ^	0.21	11/28/2011	22,170,000	22,166,342
MetLife Short Term Funding LLC 144A ^	0.22	11/08/2011	50,000,000	49,997,569
MetLife Short Term Funding LLC 144A ^	0.22	11/09/2011	74,000,000	73,995,889
MetLife Short Term Funding LLC 144A ^	0.23	11/10/2011	63,000,000	62,996,063
Mont Blanc Capital Corporation 144A ^	0.24	11/07/2011	76,000,000	75,996,453
Mont Blanc Capital Corporation 144A ^	0.25	11/09/2011	193,000,000	192,987,991
Mont Blanc Capital Corporation 144A ^	0.25	11/10/2011	22,000,000	21,998,460
Mont Blanc Capital Corporation 144A ^	0.27	11/21/2011	21,000,000	20,996,733
Mont Blanc Capital Corporation 144A ^	0.27	11/22/2011	75,000,000	74,987,750
Mont Blanc Capital Corporation 144A ^	0.34	12/12/2011	10,000,000	9,996,014
Nieuw Amsterdam Receivables Corporation 144A ^	0.23	11/07/2011	126,000,000	125,994,330
Nieuw Amsterdam Receivables Corporation 144A ^	0.24	11/08/2011	66,000,000	65,996,535
Nieuw Amsterdam Receivables Corporation 144A ^	0.26	11/17/2011	44,000,000	43,994,524
Nieuw Amsterdam Receivables Corporation 144A ^	0.28	12/06/2011	154,000,000	153,953,897
Nieuw Amsterdam Receivables Corporation 144A ^	0.28	12/07/2011	73,000,000	72,978,830
Nieuw Amsterdam Receivables Corporation 144A ^	0.38	01/05/2012	39,917,000	39,888,892
Nieuw Amsterdam Receivables Corporation 144A ^	0.39	01/06/2012	48,032,000	47,997,657
Regency Markets #1 LLC 144A ^	0.23	11/15/2011	81,605,000	81,597,066
Regency Markets #1 LLC 144A ^	0.24	11/18/2011	35,000,000	34,995,868
Regency Markets #1 LLC 144A ^	0.24	11/21/2011	101,000,000	100,985,972
Regency Markets #1 LLC 144A ^	0.24	11/25/2011	223,000,000	222,962,834
Rheingold Securitization Limited 144A ^	0.00	11/01/2011	13,000,000	13,000,000
Silver Tower US Funding 144A ^	0.00	11/01/2011	381,000,000	381,000,000
Solitaire Funding LLC 144A ^	0.17	11/03/2011	26,000,000	25,999,624
Solitaire Funding LLC 144A ^	0.20	11/04/2011	37,000,000	36,999,198
Solitaire Funding LLC 144A ^	0.22	11/07/2011	76,000,000	75,996,707
Solitaire Funding LLC 144A ^	0.24	11/14/2011	228,000,000	227,978,593
Solitaire Funding LLC 144A ^	0.24	11/16/2011	31,000,000	30,996,642
Solitaire Funding LLC 144A ^	0.25	11/28/2011	28,000,000	27,994,540
Straight-A Funding LLC 144A ^	0.00	11/01/2011	25,018,000	25,018,000
Straight-A Funding LLC 144A ^	0.10	11/02/2011	150,000,000	149,999,208
Straight-A Funding LLC 144A ^	0.12	11/02/2011	100,073,000	100,072,333
Straight-A Funding LLC 144A ^	0.13	11/03/2011	50,031,000	50,030,472
Straight-A Funding LLC 144A ^	0.14	11/04/2011	49,059,000	49,058,223
Straight-A Funding LLC 144A ^	0.14	11/04/2011	260,000,000	259,995,883
Straight-A Funding LLC 144A ^	0.18	12/06/2011	100,000,000	99,981,528
Straight-A Funding LLC 144A ^	0.18	12/27/2011	43,116,000	43,103,928
Straight-A Funding LLC 144A ^	0.18	12/28/2011	59,000,000	58,983,185
Straight-A Funding LLC 144A ^	0.18	12/29/2011	22,356,000	22,349,517
Straight-A Funding LLC 144A ^	0.18	12/29/2011	25,000,000	24,992,750
Straight-A Funding LLC 144A ^	0.20	01/24/2012	70,000,000	69,967,333
Straight-A Funding LLC 144A ^	0.20	01/25/2012	51,000,000	50,975,917
Surrey Funding Corporation 144A ^	0.24	11/07/2011	28,000,000	27,998,693
Tasman Funding Incorporated 144A ^	0.26	11/08/2011	10,000,000	9,999,417
Thames Asset Global Securitization #1 Incorporated 144A ^	0.32	12/07/2011	13,000,000	12,995,710
White Point Funding Incorporated ^	0.27	11/03/2011	10,458,000	10,457,768
Working Capital Management Company 144A ^	0.15	11/02/2011	53,000,000	52,999,573

				9,169,058,368

Financial Company Commerical Paper : 13.80%

ASB Finance Limited (London) 144A	0.40	12/02/2011	108,000,000	108,000,000
ASB Finance Limited (London) 144A	0.40	12/05/2011	107,000,000	107,000,000
ASB Finance Limited (London) 144A	0.56	05/31/2012	139,000,000	139,000,000
Axis Bank Limited (Dubai) ^	0.39	11/14/2011	15,000,000	14,997,725
Axis Bank Limited (Dubai) ^	0.41	11/28/2011	36,000,000	35,988,660
Axis Bank Limited (Dubai) ^	0.52	12/05/2011	48,000,000	47,975,973
Barclays Bank plc 144A ^	0.44	01/03/2012	76,000,000	75,940,150
Barclays Bank plc 144A ^	0.44	01/05/2012	154,000,000	153,874,875
BNZ International Funding Limited 144A ^	0.29	12/14/2011	82,000,000	81,970,617
BNZ International Funding Limited 144A ^	0.34	01/05/2012	31,000,000	30,980,969

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Financial Company Commerical Paper (continued)
BNZ International Funding Limited 144A ^	0.35%	01/11/2012	$53,000,000	$52,963,415
BNZ International Funding Limited 144A	0.41	01/06/2012	69,000,000	69,000,000
Credit Suisse (New York) ^	0.21	11/04/2011	282,000,000	281,993,420
Credit Suisse (New York) ^	0.29	11/10/2011	85,050,000	85,043,196
DnB NOR Bank ASA 144A ^	0.34	01/06/2012	104,000,000	103,935,173
DnB NOR Bank ASA 144A ^	0.37	01/23/2012	188,000,000	187,839,626
ICICI Bank Limited ^	0.47	11/16/2011	124,000,000	123,974,167
Louis Dreyfus Commodities LLC ^	0.00	11/01/2011	122,000,000	122,000,000
Macquarie Bank Limited 144A ^	0.35	11/18/2011	37,000,000	36,993,535
Macquarie Bank Limited 144A ^	0.37	11/28/2011	38,000,000	37,989,170
Macquarie Bank Limited 144A ^	0.39	12/06/2011	37,000,000	36,985,611
Macquarie Bank Limited 144A ^	0.39	12/07/2011	37,000,000	36,985,200
Macquarie Bank Limited 144A ^	0.39	12/12/2011	51,000,000	50,976,767
Macquarie Bank Limited 144A ^	0.39	12/13/2011	51,000,000	50,976,200
Nationwide Building Society 144A ^	0.23	11/15/2011	140,000,000	139,986,389
Nationwide Building Society 144A ^	0.30	11/07/2011	108,000,000	107,993,700
Nationwide Building Society 144A ^	0.31	11/08/2011	108,000,000	107,992,650
Nationwide Building Society 144A ^	0.37	12/05/2011	42,000,000	41,984,927
Nordea North America Incorporated ^	0.37	01/20/2012	108,700,000	108,610,624
Prudential plc 144A ^	0.54	01/04/2012	33,000,000	32,967,733
Prudential plc 144A ^	0.56	01/09/2012	87,000,000	86,904,953
SBAB Bank AB 144A ^	0.28	11/18/2011	22,000,000	21,996,883
Skandinaviska Enskilda Banken AG 144A ^	0.26	11/08/2011	148,000,000	147,991,367
Skandinaviska Enskilda Banken AG 144A ^	0.30	12/01/2011	27,850,000	27,842,805
Skandinaviska Enskilda Banken AG 144A ^	0.34	12/19/2011	132,000,000	131,938,400
Skandinaviska Enskilda Banken AG 144A ^	0.48	01/26/2012	185,000,000	184,787,867
Svenska Handlesbanken AB 144A ^	0.31	12/22/2011	184,250,000	184,166,473
Svenska Handlesbanken AB 144A ^	0.32	12/20/2011	60,000,000	59,973,050
Svenska Handlesbanken AB 144A ^	0.32	12/28/2011	65,000,000	64,966,552
Svenska Handlesbanken AB 144A ^	0.38	01/17/2012	283,425,000	283,194,323
Svenska Handlesbanken AB 144A ^	0.38	01/20/2012	56,000,000	55,952,089
Swedbank AB ^	0.00	11/01/2011	66,630,000	66,630,000
Swedbank AB ^	0.00	12/12/2011	77,000,000	76,973,692
Swedbank AB ^	0.29	12/06/2011	108,000,000	107,968,500
Swedbank AB ^	0.29	12/07/2011	105,000,000	104,968,500
Swedbank AB ^	0.29	12/08/2011	65,000,000	64,979,958
Swedbank AB ^	0.31	11/18/2011	100,000,000	99,984,417
UOB Funding LLC ^	0.12	11/02/2011	25,000,000	24,999,833
UOB Funding LLC ^	0.21	11/07/2011	25,000,000	24,999,000
UOB Funding LLC ^	0.42	01/24/2012	93,000,000	92,908,860
Westpac Securities NZ Limited 144A ^	0.31	12/15/2011	47,000,000	46,981,618
Westpac Securities NZ Limited 144A ^	0.32	12/27/2011	15,000,000	14,992,300
Westpac Securities NZ Limited 144A ^	0.32	12/28/2011	48,000,000	47,974,920
Westpac Securities NZ Limited 144A	0.41	04/11/2012	93,000,000	92,998,418
Westpac Securities NZ Limited 144A	0.46	04/16/2012	129,000,000	129,000,000

				4,858,995,250

Other Commercial Paper : 3.82%

Caisse D’amortissement de la Dette Sociale 144A ^	0.31	11/09/2011	178,000,000	177,986,156
Caisse D’amortissement de la Dette Sociale 144A ^	0.50	12/21/2011	96,000,000	95,932,000
Caisse D’amortissement de la Dette Sociale 144A ^	0.53	12/29/2011	50,000,000	49,956,500
Caisse D’amortissement de la Dette Sociale 144A ^	0.54	12/27/2011	159,000,000	158,863,967
Caisse Des Depots et Consignations 144A ^	0.28	11/03/2011	260,000,000	259,993,933
Caisse Des Depots et Consignations 144A ^	0.34	11/07/2011	12,000,000	11,999,200
Caisse Des Depots et Consignations 144A ^	0.37	11/15/2011	140,000,000	139,978,222
Caisse Des Depots et Consignations 144A ^	0.41	11/10/2011	99,000,000	98,988,863
Caisse Des Depots et Consignations 144A ^	0.52	12/07/2011	103,000,000	102,945,410
Erste Abwicklungsanstalt 144A ^	0.32	11/18/2011	23,000,000	22,996,307
Erste Abwicklungsanstalt 144A ^	0.34	11/29/2011	79,994,000	79,972,224
Erste Abwicklungsanstalt 144A ^	0.34	12/01/2011	30,000,000	29,991,250
Erste Abwicklungsanstalt 144A ^	0.34	12/02/2011	46,000,000	45,986,136

4

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Commercial Paper (continued)
Erste Abwicklungsanstalt 144A ^	0.36%	12/08/2011	$45,000,000	$44,982,888
Erste Abwicklungsanstalt 144A ^	0.39	11/08/2011	24,000,000	23,997,900
				1,344,570,956

Total Commercial Paper (Cost $15,372,624,574)				15,372,624,574

Municipal Bonds and Notes: 17.99%

Alabama : 0.10%

Variable Rate Demand Notes§ : 0.10%
Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue, Bank of Nova Scotia LOC)	0.12	02/01/2040	23,700,000	23,700,000
Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-A (Energy Revenue, JPMorgan Chase Bank LOC)	0.19	03/01/2027	10,000,000	10,000,000
				33,700,000

Arizona : 0.13%

Variable Rate Demand Notes§ : 0.13%
Glendale AZ IDA Midwestern University (Education Revenue, JPMorgan Chase Bank LOC)	0.16	05/01/2041	40,000,000	40,000,000
Glendale AZ IDA Thunderbird Garvin School Series A (IDR, JPMorgan Chase Bank LOC)	0.23	07/01/2035	6,725,000	6,725,000
				46,725,000

California : 3.84%

Other Municipal Debt : 0.32%
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.18	11/16/2011	6,000,000	6,000,000
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.23	12/05/2011	6,000,000	6,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.17	11/16/2011	4,000,000	4,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.23	11/02/2011	15,000,000	15,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.35	12/16/2011	33,000,000	33,000,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.25	11/02/2011	27,201,000	27,201,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.40	12/16/2011	9,000,000	9,000,000
Turlock CA Irrigation District Series B (Miscellaneous Revenue)	0.25	11/02/2011	11,405,000	11,405,000
				111,606,000

Variable Rate Demand Notes§ : 3.52%
ABAG Finance Authority for Nonprofit Corporation CA Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.12	07/01/2037	18,175,000	18,175,000
California Educational Facilities Authority St. Mary’s (Education Revenue, Bank of America NA LOC, NATL-RE Insured)	0.19	10/01/2043	3,880,000	3,880,000
California GO Series B Subseries B-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.10	05/01/2040	45,000,000	45,000,000
California HFA Program Series A (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.10	08/01/2036	10,500,000	10,500,000
California HFA Revenue Home Mortgage Series M (Housing Revenue, FNMA LOC)	0.12	08/01/2034	14,480,000	14,480,000
California HFFA Catholic Healthcare Series H (Health Revenue, Bank of America NA LOC)	0.16	07/01/2035	64,765,000	64,765,000
California HFFA Catholic Healthcare Series L (Health Revenue, Citibank NA LOC)	0.12	07/01/2033	9,000,000	9,000,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
California Housing Finance Agency Series B (Housing Revenue, FNMA LOC)	0.16%	08/01/2036	$6,450,000	$6,450,000
California PCFA Pacific Gas & Electric Project Series 97-B (Utilities Revenue, JPMorgan Chase Bank LOC)	0.16	11/01/2026	26,200,000	26,200,000
California State Economic Recovery Revenue Series C-5 (GO - State, Bank of America NA LOC)	0.11	07/01/2023	40,000,000	40,000,000
California State Series A Subseries C-2 (GO - State, Scotia Bank LOC)	0.10	05/01/2033	8,000,000	8,000,000
California State Series B Subseries B1 (GO - State, Bank of America NA LOC)	0.17	05/01/2040	47,000,000	47,000,000
California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, U.S. Bank NA LOC)	0.10	08/15/2047	63,845,000	63,845,000
California Statewide CDA Sweep Loan Program Series A (Hospital Revenue, CitiBank NA LOC)	0.12	08/01/2035	17,460,000	17,460,000
City of Newport Beach CA Memorial Hospital Series E (Health Revenue, Bank of America NA LOC)	0.14	12/01/2040	35,000,000	35,000,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, CitiBank NA LOC)	0.12	03/01/2036	41,595,000	41,595,000
JPMorgan Chase PUTTER Trust Series 3931 (Tax Revenue)	0.15	08/12/2012	35,745,000	35,745,000
JPMorgan Chase PUTTER Trust Series 3934 (Tax Revenue) 144A	0.15	08/07/2012	30,000,000	30,000,000
JPMorgan Chase PUTTER Trust Series 3965 (Miscellaneous Revenue) 144A	0.15	08/12/2012	22,000,000	22,000,000
JPMorgan Chase PUTTER Trust Series 3966 (Miscellaneous Revenue) 144A	0.15	08/12/2012	18,000,000	18,000,000
JPMorgan Chase PUTTER Trust Series 3976 (Miscellaneous Revenue) 144A	0.15	06/29/2012	22,495,000	22,495,000
Loma Linda CA Loma Linda University Series B (Education Revenue, Bank of America NA LOC)	0.15	12/01/2037	12,000,000	12,000,000
Los Angeles CA Multiple Family Housing Fountain Park (Housing Revenue, FNMA Insured)	0.12	03/15/2034	32,615,000	32,615,000
Los Angeles CA Power System Subseries A5 (Utilities Revenue)	0.07	07/01/2035	29,400,000	29,400,000
Los Angeles CA Unified School District COP Administration Building Project Series A (Lease Revenue, Bank of America NA LOC)	0.12	10/01/2024	9,730,000	9,730,000
Los Angeles CA Wastewater Systems Sub-Series F-1 (Water & Sewer Revenue, Bank of America NA LOC)	0.10	06/01/2028	28,900,000	28,900,000
Los Angeles CA Wastewater Systems Sub-Series F-2 (Water & Sewer Revenue, Bank of America NA LOC)	0.10	06/01/2032	24,515,000	24,515,000
Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)	0.13	07/01/2027	22,000,000	22,000,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Scotia Bank LOC)	0.11	09/01/2033	14,585,000	14,585,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.16	12/01/2040	31,400,000	31,400,000
Northern California Power Agency RB Hydroelectric Project Series A (Utilities Revenue, CitiBank NA LOC)	0.12	07/01/2032	77,560,000	77,560,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.17	03/01/2037	8,985,000	8,985,000
Sacramento CA MUD Series K (Utilities Revenue, Bank of America NA LOC)	0.14	08/15/2028	48,900,000	48,900,000
Sacramento County CA Taxable Series B (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.19	07/01/2020	65,000,000	65,000,000
Sacramento County CA Taxable Series C (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.19	07/01/2022	60,000,000	60,000,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue)	0.14	04/01/2038	44,695,000	44,695,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue)	0.12	04/01/2038	76,200,000	76,200,000
San Francisco CA City & County Finance Corporation Moscone Center Project (Lease Revenue, Bank of America NA LOC)	0.12	04/01/2030	20,765,000	20,765,000
San Francisco CA City & County Redevelopment Agency Series B001 (Lease Revenue) 144A	0.29	11/01/2041	4,000,000	4,000,000
San Jose CA Financing Authority Taxable Land Series F (Lease Revenue, Bank of America NA LOC)	0.22	06/01/2034	10,000,000	10,000,000

6

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Lease Revenue, Bank of America NA LOC)	0.15%	05/15/2035	$10,725,000	$10,725,000
Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Hospital Revenue, U.S. Bank NA LOC)	0.09	06/01/2036	4,900,000	4,900,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.20	12/01/2038	22,395,000	22,395,000

				1,238,860,000

Colorado : 0.91%

Variable Rate Demand Notes§ : 0.91%
Colorado HFA Class I Series A-1 (Housing Revenue)	0.22	10/01/2033	8,680,000	8,680,000
Colorado HFA Class I Series A-1 (Housing Revenue)	0.22	11/01/2036	1,655,000	1,655,000
Colorado HFA Class I Series A-2 (Housing Revenue, FNMA LOC)	0.16	05/01/2038	11,790,000	11,790,000
Colorado HFA Class I Series B-3 (Housing Revenue)	0.15	11/01/2036	25,445,000	25,445,000
Colorado HFA Taxable MFHR Project B 2 (Housing Revenue, FNMA Insured)	0.18	05/01/2050	81,385,000	81,385,000
Colorado Springs CO Utilities Systems Series B (Utilities Revenue)	0.13	11/01/2026	11,000,000	11,000,000
Denver CO Public Schools Series A-4 (Education Revenue, JPMorgan Chase Bank LOC, AGM Insured)	0.13	12/15/2037	15,300,000	15,300,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.14	12/15/2037	46,000,000	46,000,000
Denver CO Public Schools Series A-4 (Education Revenue, JPMorgan Chase Bank LOC, AGM Insured)	0.14	12/15/2037	14,845,000	14,845,000
Southern Ute Indian Tribe Reservation (Miscellaneous Revenue) 144A	0.12	04/01/2040	62,735,000	62,735,000
University of Colorado Hospital Series B (Hospital Revenue, JPMorgan Chase Bank LOC)	0.12	11/15/2031	40,745,000	40,745,000

				319,580,000

District of Columbia : 0.20%

Other Municipal Debt: 0.04%
District of Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.28	12/06/2011	15,200,000	15,200,000

Variable Rate Demand Notes§ : 0.16%
District of Columbia Georgetown University Series B2 (Education Revenue, JPMorgan Chase Bank LOC)	0.10	04/01/2041	9,645,000	9,645,000
District of Columbia The American University Series A (Education Revenue, PNC Bank NA LOC)	0.11	04/01/2038	28,000,000	28,000,000
Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue, Bank of America NA LOC)	0.17	10/01/2039	16,430,000	16,430,000

				54,075,000

Florida : 0.23%

Variable Rate Demand Notes§ : 0.23%
Florida Municipal Power Agency All Requirements Supply Series C (Energy Revenue, Bank of America NA LOC)	0.16	10/01/2035	34,500,000	34,500,000
Orlando FL Utilities Commission Series 1 (Utilities Revenue)	0.10	10/01/2033	47,000,000	47,000,000

				81,500,000

Georgia : 0.22%

Variable Rate Demand Notes§ : 0.22%
Main Street Natural Gas Incorporated GA Gas Project Series A (Utilities Revenue)	0.14	08/01/2040	25,285,000	25,285,000

7

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Savannah GA College of Art & Design Series 2004 BD (Education Revenue, Bank of America NA LOC)	0.30%	04/01/2024	$43,400,000	$43,400,000
Wayne County GA IDA Various Rayonier Project (IDR, Bank of America NA LOC)	0.28	05/01/2020	8,000,000	8,000,000

				76,685,000

Illinois : 1.18%

Variable Rate Demand Notes§ : 1.18%
Chicago IL Midway Airport 2nd Lien Series A-2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.15	01/01/2025	5,500,000	5,500,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.19	01/01/2035	20,535,000	20,535,000
Chicago IL O’Hare International Airport 3rd Lien Series D (Airport Revenue, Dexia Credit Local LOC)	0.11	01/01/2035	67,000,000	67,000,000
Cook County IL Series A (GO - Local)	0.25	11/01/2023	25,680,000	25,680,000
Cook County IL Series D-1 (GO - Local)	0.22	11/01/2030	19,000,000	19,000,000
Cook County IL Series D-2 (GO - Local)	0.22	11/01/2030	28,000,000	28,000,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue, JPMorgan Chase Bank LOC)	0.15	05/15/2035	14,785,000	14,785,000
Illinois Finance Authority Bradley University Series A (Education Revenue, PNC Bank NA LOC)	0.11	04/01/2033	24,635,000	24,635,000
Illinois Finance Authority Revenue University of Chicago (Education Revenue)	0.14	07/01/2038	46,534,000	46,534,000
Illinois Finance Authority Revenue University of Chicago Medical Center Series A (Health Revenue, Bank of America NA LOC)	0.11	08/01/2044	46,250,000	46,250,000
Illinois Finance Authority Spertus Institute (Education Revenue, Northern Trust Company LOC)	0.15	09/01/2035	43,570,000	43,570,000
Illinois Finance Authority St. Ignatius College (Education Revenue, JPMorgan Chase Bank LOC)	0.15	12/01/2036	13,000,000	13,000,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase Bank LOC, GO of Authority Insured)	0.19	01/01/2027	13,450,000	13,450,000
Illinois International Port District (Port Authority Revenue, U.S. Bank NA LOC)	0.14	01/01/2023	8,000,000	8,000,000
Illinois State Toll Highway Authority (Transportation Revenue, PNC Bank NA LOC)	0.11	07/01/2030	16,000,000	16,000,000
Illinois State Toll Highway Authority (Transportation Revenue, CitiBank NA LOC)	0.14	07/01/2030	25,000,000	25,000,000

				416,939,000

Indiana : 0.44%

Variable Rate Demand Notes§ : 0.44%
Indiana State Financing Authority Duke Energy Project A-3 (Resource Recovery Revenue, Bank of America NA LOC)	0.20	12/01/2039	54,125,000	54,125,000
Indiana Finance Authority University Health Obligated Group Series 2011C (Hospital Revenue, Northern Trust Company LOC)	0.11	03/01/2033	13,000,000	13,000,000
Indiana Finance Authority Series K (Hospital Revenue, JPMorgan Chase Bank LOC)	0.15	03/01/2033	20,800,000	20,800,000
Indiana Finance Authority Series J (Hospital Revenue, JPMorgan Chase Bank LOC)	0.15	03/01/2033	15,625,000	15,625,000
Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue, AGM Insured)	0.15	01/01/2040	50,630,000	50,630,000

				154,180,000

8

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Kentucky : 0.15%

Variable Rate Demand Notes§ : 0.15%
Carroll County KY Environmental Facility Revenue Series A (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.15%	10/01/2034	$26,000,000	$26,000,000
Kentucky Municipal Power Agency Series B002 (Energy Revenue, Assured Guaranty Insured) 144A	0.29	09/01/2037	20,000,000	20,000,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.15	03/01/2021	6,000,000	6,000,000

				52,000,000

Louisiana : 0.42%

Variable Rate Demand Notes§ : 0.42%
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Transportation Revenue, JPMorgan Chase Bank LOC)	0.13	08/01/2030	71,440,000	71,440,000
Louisiana Public Facilities Authority (Health Revenue, JPMorgan Chase Bank LOC)	0.13	08/01/2023	11,845,000	11,845,000
Parish of St. James LA PCRB Texaco Project Series 1988B (Miscellaneous Revenue)	0.10	07/01/2012	5,000,000	5,000,000
Parish of St. James LA Series A-1 (Energy Revenue)	0.15	11/01/2040	39,200,000	39,200,000
Parish of St. James LA Series B-1 (Energy Revenue)	0.16	11/01/2040	18,700,000	18,700,000

				146,185,000

Maryland : 0.34%

Other Municipal Debt: 0.03%
Maryland HHEFA Series E (Health Revenue)	0.25	11/01/2011	12,600,000	12,600,000

Variable Rate Demand Notes§ : 0.31%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.21	07/01/2032	45,910,000	45,910,000
Maryland Health & Higher Educational Facilities Authority Anne Arundel Health System B (Health Revenue, Bank of America NA LOC)	0.19	07/01/2043	44,500,000	44,500,000
Maryland HEFA Suburban Hospital (Hospital Revenue, PNC Bank NA LOC)	0.11	07/01/2029	7,890,000	7,890,000
Maryland State Economic Development Corporate Revenue (Education Revenue, Bank of America NA LOC)	0.35	07/01/2040	10,465,000	10,465,000

				108,765,000

Massachusetts : 0.51%

Variable Rate Demand Notes§ : 0.51%
Massachusetts State Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured)	0.11	01/01/2029	15,000,000	15,000,000
Massachusetts State HEFA (Education Revenue, Bank of America NA LOC)	0.22	10/01/2034	9,855,000	9,855,000
Massachusetts State HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)	0.10	10/01/2038	49,000,000	49,000,000
Massachusetts State Water Resources Authority Series A-1 (Water & Sewer Revenue, GO of Authority Insured)	0.12	08/01/2037	19,675,000	19,675,000
Massachusetts State Water Resources Authority Series A-2 (Water & Sewer Revenue, GO of Authority Insured)	0.10	08/01/2037	12,500,000	12,500,000
Massachusetts State Water Resources Authority Series C-1 (Water & Sewer Revenue, GO of Authority Insured)	0.16	11/01/2026	20,085,000	20,085,000
Massachusetts State Water Resources Authority Series C-2 (Water & Sewer Revenue, GO of Authority Insured)	0.10	11/01/2026	20,200,000	20,200,000

9

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured)	0.11%	08/01/2037	$32,810,000	$32,810,000

				179,125,000

Michigan : 0.86%

Variable Rate Demand Notes§ : 0.86%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.21	09/01/2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.19	09/01/2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.18	09/01/2050	22,000,000	22,000,000
Michigan HEFAR Calvin College Project Series A (Education Revenue, JPMorgan Chase Bank LOC)	0.14	09/01/2037	20,000,000	20,000,000
Michigan HEFAR Calvin College Project Series B (Education Revenue, JPMorgan Chase Bank LOC)	0.14	09/01/2037	15,000,000	15,000,000
Michigan State Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.16	10/01/2037	57,620,000	57,620,000
Wayne County MI Airport Authority Series E-1 (Airport Revenue, JPMorgan Chase Bank LOC)	0.15	12/01/2028	25,000,000	25,000,000
Wayne County MI Airport Authority Series F (Airport Revenue, JPMorgan Chase Bank LOC)	0.13	12/01/2033	37,320,000	37,320,000

				301,940,000

Minnesota : 0.15%

Variable Rate Demand Notes§ : 0.15%
Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured)	0.22	07/01/2038	4,380,000	4,380,000
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)	0.22	07/01/2048	5,110,000	5,110,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, Bank of America NA LOC)	0.29	10/01/2037	13,400,000	13,400,000
St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)	0.11	05/01/2042	20,000,000	20,000,000
St. Paul MN Housing & RDA Bridgecreek Place Limited Project Series 2004-A (Housing Revenue, Bank of America NA LOC)	0.29	06/15/2037	10,750,000	10,750,000

				53,640,000

Mississippi : 0.15%

Variable Rate Demand Notes§ : 0.15%
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Chevron USA Incorporated Project Series 2009B (IDR)	0.10	12/01/2030	15,000,000	15,000,000
Mississippi State Nissan Project Series A (Tax Revenue, GO of Commonwealth Insured)	0.21	11/01/2028	415,000	415,000
Mississippi State Nissan Project Series B (Tax Revenue)	0.21	11/01/2028	37,995,000	37,995,000

				53,410,000

Missouri : 0.18%

Variable Rate Demand Notes§ : 0.18%
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue)	0.14	12/01/2037	35,400,000	35,400,000

10

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Missouri State HEFA Sister Mercy Health Series C (Health Revenue)	0.15%	06/01/2019	$27,195,000	$27,195,000

				62,595,000

Nevada : 0.14%

Variable Rate Demand Notes§ : 0.14%
Clark County NV Southwest Gas Project Series A (IDR, JPMorgan Chase Bank LOC)	0.19	03/01/2038	29,000,000	29,000,000
Las Vegas NV EDFA Keep Memory Alive Project A (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	05/01/2037	20,300,000	20,300,000

				49,300,000

New Hampshire : 0.16%

Variable Rate Demand Notes§ : 0.16%
New Hampshire HEFA Taxable Series A (Education Revenue, Royal Bank of Canada LOC)	0.20	12/01/2032	30,400,000	30,400,000
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.11	06/01/2038	25,350,000	25,350,000

				55,750,000

New Jersey : 0.32%

Variable Rate Demand Notes§ : 0.32%
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.16	06/01/2026	16,000,000	16,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.16	06/01/2032	24,000,000	24,000,000
New Jersey HFFA Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.19	07/01/2041	59,500,000	59,500,000
New Jersey Transportation Trust Fund Authority Series C (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.11	06/15/2032	13,000,000	13,000,000

				112,500,000

New York : 1.47%

Variable Rate Demand Notes§ : 1.47%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC)	0.24	01/01/2040	25,910,000	25,910,000
New York City NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.15	01/01/2036	9,360,000	9,360,000
New York City NY Housing Development Corporation Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.16	01/01/2016	7,000,000	7,000,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)	0.10	06/15/2024	107,400,000	107,400,000
New York City NY Sub Series J-10 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.10	08/01/2027	15,600,000	15,600,000
New York City NY Subseries B (GO - Local, TD Bank NA LOC)	0.10	09/01/2027	17,170,000	17,170,000
New York City NY Subseries C-4 (GO - Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.10	08/01/2020	11,000,000	11,000,000
New York City NY Subseries H-1 (Tax Revenue)	0.10	03/01/2034	9,315,000	9,315,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)	0.13	11/01/2033	8,000,000	8,000,000
New York Housing Finance Agency Series A (Housing Revenue, FNMA Insured)	0.12	05/01/2029	74,505,000	74,505,000
New York Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.13	11/01/2033	2,000,000	2,000,000

11

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured) 144A	0.29%	11/15/2025	$16,100,000	$16,100,000
New York State Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.13	07/01/2034	19,525,000	19,525,000
New York State Housing Finance Agency Affordable Housing 8 East 102 2nd Street (Housing Revenue, Bank of America NA LOC)	0.17	05/01/2044	35,000,000	35,000,000
New York State Housing Finance Agency Series A (Housing Revenue, FHLMC Insured)	0.10	11/01/2037	10,000,000	10,000,000
New York State Housing Finance Agency Series A (Housing Revenue, Bank of America NA LOC)	0.15	11/01/2044	32,500,000	32,500,000
New York State Urban Develeopment Corporate Revenue Series A3D (Tax Revenue)	0.12	03/15/2033	18,500,000	18,500,000
New York State Urban Development Corporate Revenue Series A3A (Tax Revenue)	0.12	03/15/2033	24,150,000	24,150,000
New York State Urban Development Corporate Revenue Series A3B (Tax Revenue)	0.11	03/15/2033	74,615,000	74,615,000

				517,650,000

Ohio : 0.77%

Variable Rate Demand Notes§ : 0.77%
Allen County OH Hospital Facilities Catholic Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.17	10/01/2031	64,355,000	64,355,000
Cleveland-Cuyahoga County OH Port Authority Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.14	01/01/2037	33,500,000	33,500,000
Cuyahoga County OH Housing Corporation Series A (Housing Revenue, PNC Bank NA LOC)	0.11	08/01/2042	6,000,000	6,000,000
Franklin County OH Presbyterian Series A (Health Revenue, PNC Bank NA LOC)	0.11	07/01/2036	11,450,000	11,450,000
Hamilton County OH Parking System (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.14	12/01/2026	11,900,000	11,900,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.13	08/15/2041	9,945,000	9,945,000
Lancaster OH Port Authority Gas Series 2008 (Utilities Revenue)	0.14	05/01/2038	18,925,000	18,925,000
Ohio Housing Finance Agency Mortgage Revenue (Housing Revenue)	0.15	09/01/2036	54,700,000	54,700,000
Ohio State Higher Education Facilities Ohio Dominican University Project (Education Revenue, JPMorgan Chase Bank LOC)	0.14	12/01/2037	12,850,000	12,850,000
Ohio State University Hospitals Health System Incorporated Project Series 2008D (Education Revenue, JPMorgan Chase Bank LOC)	0.12	01/15/2035	13,225,000	13,225,000
Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.16	03/01/2039	34,100,000	34,100,000

				270,950,000

Oregon : 0.03%

Variable Rate Demand Note§: 0.03%
Oregon State Department PFOTER (Miscellaneous Revenue) 144A	0.50	05/01/2035	12,000,000	12,000,000

Pennsylvania : 0.91%

Variable Rate Demand Notes§ : 0.91%
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, CitiBank NA LOC)	0.12	12/01/2035	25,105,000	25,105,000
Delaware River Port Authority Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.14	01/01/2026	114,000,000	114,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.11	07/01/2037	17,700,000	17,700,000

12

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America NA LOC)	0.19%	07/01/2041	$11,510,000	$11,510,000
Pennsylvania Economic Development Financing Authority Sunoco Incorporated Project Series B (IDR, JPMorgan Chase Bank LOC)	0.11	10/01/2034	15,950,000	15,950,000
Pennsylvania Housing Finance Agency Series 81C (Housing Revenue)	0.14	10/01/2034	14,900,000	14,900,000
Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.12	10/01/2035	10,000,000	10,000,000
Pennsylvania Housing Finance Agency Series C (Housing Revenue)	0.18	07/01/2020	12,005,000	12,005,000
Pennsylvania Housing Finance Authority Series 100-C (Housing Revenue)	0.15	04/01/2038	40,000,000	40,000,000
Pennsylvania Housing Finance Authority Series 93-B (Housing Revenue)	0.15	04/01/2037	37,185,000	37,185,000
Philadelphia PA IDA Series B (Lease Revenue, JPMorgan Chase Bank LOC)	0.13	10/01/2030	21,500,000	21,500,000

				319,855,000

South Carolina : 0.04%

Other Municipal Debt : 0.04%
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.17	11/10/2011	7,000,000	7,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.17	11/14/2011	7,000,000	7,000,000

				14,000,000

South Dakota : 0.14%

Variable Rate Demand Notes§ : 0.14%
South Dakota HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)	0.14	07/01/2038	24,240,000	24,240,000
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Hospital Revenue, U.S. Bank NA LOC)	0.14	11/01/2019	15,000,000	15,000,000
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.17	05/01/2037	10,800,000	10,800,000

				50,040,000

Tennessee : 0.49%

Variable Rate Demand Notes§ : 0.49%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.19	07/01/2033	7,585,000	7,585,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.24	07/01/2033	1,660,000	1,660,000
Knox County TN Health Educational & Housing Facilities Board Series A (Health Revenue, Bank of America NA LOC)	0.18	01/01/2033	10,000,000	10,000,000
Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)	0.13	01/01/2034	13,985,000	13,985,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	07/01/2034	33,145,000	33,145,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	02/01/2036	15,465,000	15,465,000
Sevier County TN Public Building Authority Local Government Public Improvement Series VI-L-1 (Miscellaneous Revenue, Guaranteed Student Loans Insured)	0.20	06/01/2020	26,870,000	26,870,000
Sullivan County TN Health Educational & Housing Facilities Board Wellmont Health System Project (Health Revenue, JPMorgan Chase Bank LOC)	0.12	09/01/2032	28,625,000	28,625,000

13

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Utilities Revenue)	0.19%	12/01/2016	$35,775,000	$35,775,000

				173,110,000

Texas : 2.69%

Other Municipal Debt : 0.12%
City of Austin TX Series A (Miscellaneous Revenue)	0.18	11/16/2011	11,310,000	11,310,000
City of Austin TX Series A (Miscellaneous Revenue)	0.18	11/17/2011	30,705,000	30,705,000

				42,015,000

Variable Rate Demand Notes§ : 2.57%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.13	11/15/2017	13,200,000	13,200,000
Gregg County TX Health Facilities Development Corporation Series B (Hospital Revenue, JPMorgan Chase Bank LOC, RADIAN Insured)	0.17	10/01/2029	21,200,000	21,200,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.15	06/01/2038	23,800,000	23,800,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.14	06/01/2029	500,000	500,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series E (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.15	06/01/2038	25,000,000	25,000,000
Harris County TX Cultural Education Facilities Finance Corporation YMCA Greater Houston Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.18	06/01/2038	25,000,000	25,000,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project Series A (Resource Recovery Revenue)	0.11	03/01/2023	59,800,000	59,800,000
Houston TX Utilities System Series 2004B (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.11	05/15/2034	20,100,000	20,100,000
JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue) 144A	0.20	08/30/2012	110,000,000	110,000,000
JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue) 144A	0.15	08/30/2012	90,000,000	90,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue) 144A	0.15	08/30/2012	82,500,000	82,500,000
JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue) 144A	0.15	08/30/2012	154,000,000	154,000,000
JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue) 144A	0.15	08/30/2012	91,000,000	91,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.25	04/01/2022	9,000,000	9,000,000
North Texas Higher Education Authority Incorporated (Education Revenue, Lloyds TSB Bank LOC, Guaranteed Student Loans Insured)	0.21	12/01/2032	28,000,000	28,000,000
North Texas Higher Education Authority Incorporated Series B (Education Revenue, Bank of America NA LOC, Guaranteed Student Loans Insured)	0.25	12/01/2035	10,000,000	10,000,000
North Texas Tollway Authority Revenue Series A (Transportation Revenue, Morgan Stanley Bank LOC)	0.15	01/01/2051	12,500,000	12,500,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.13	01/01/2049	21,000,000	21,000,000
Pasadena TX Independent School District Series B (Education Revenue, AGM Insured)	0.22	02/01/2035	63,095,000	63,095,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.18	06/01/2045	2,100,000	2,100,000
Texas State Veterans Housing Class ID (Housing Revenue)	0.15	06/01/2020	4,585,000	4,585,000

14

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Texas State Veterans Housing Class II Series E (Miscellaneous Revenue)	0.15%	12/01/2026	$20,560,000	$20,560,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.30	07/01/2020	18,000,000	18,000,000

				904,940,000

Vermont : 0.01%

Variable Rate Demand Note§: 0.01%
Vermont State Student Assistance Corporation Series C-1 (Education Revenue, Lloyds Bank LOC)	0.14	12/15/2040	5,340,000	5,340,000

Virginia : 0.07%

Variable Rate Demand Notes§ : 0.07%
Harrisonburg VA Redevelopment & Housing Authority Tanglewood-A (Housing Revenue, Bank of America NA LOC)	0.19	05/01/2026	6,000,000	6,000,000
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Housing Revenue, Bank of America NA LOC)	0.19	08/01/2033	19,550,000	19,550,000

				25,550,000

Washington : 0.36%

Variable Rate Demand Notes§ : 0.36%
JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue) 144A	0.29	02/01/2040	8,000,000	8,000,000
Port Tacoma WA Various Series B (Port Authority Revenue, Bank of America NA LOC)	0.16	12/01/2044	51,400,000	51,400,000
Washington State Health Care Facilities Series C (Health Revenue, Bank of America NA LOC)	0.19	11/15/2039	20,000,000	20,000,000
Washington State HEFAR University of Puget Sound Series B (Education Revenue, Bank of America NA LOC)	0.22	10/01/2036	11,800,000	11,800,000
Washington State Housing Finance Commission Merrill Gardens Kirkland Series A (Housing Revenue, Bank of America NA LOC)	0.20	04/15/2041	29,240,000	29,240,000
Washington State Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC Insured)	0.22	06/01/2027	7,805,000	7,805,000

				128,245,000

West Virginia : 0.06%

Variable Rate Demand Notes§ : 0.06%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC)	0.20	07/01/2039	15,995,000	15,995,000
Monongalia County WV Building Commission General Hospital Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.16	07/01/2040	5,655,000	5,655,000

				21,650,000

Wisconsin : 0.14%

Variable Rate Demand Notes§ : 0.14%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured) ±	0.14	09/01/2035	7,010,000	7,010,000
Wisconsin Housing & EDA Revenue Series F (Housing Revenue, GO of Authority Insured)	0.20	05/01/2030	8,235,000	8,235,000
Wisconsin Housing & EDA Revenues Series F (Housing Revenue, GO of Authority Insured)	0.20	11/01/2030	14,290,000	14,290,000

15

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Wisconsin State HEFAR Medical College Series B (Education Revenue, U.S. Bank NA LOC)	0.10%	12/01/2033	$18,700,000	$18,700,000

				48,235,000

Wyoming : 0.18%

Variable Rate Demand Notes§ : 0.18%
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.12	06/01/2035	27,075,000	27,075,000
Wyoming Student Loan Corporation Series A-3 (Education Revenue, Royal Bank of Canada LOC)	0.12	12/01/2043	36,150,000	36,150,000

				63,225,000

Total Municipal Bonds and Notes (Cost $6,333,665,000)				6,333,665,000

Other Instruments: 1.09%
Bank of America Corporation	0.25	11/17/2011	28,000,000	28,000,000
Commonwealth Bank of Australia 144A ±	0.73	04/27/2012	38,000,000	38,046,455
ING Bank NV Floating Rate Note 144A ±	0.77	02/02/2012	154,000,000	154,000,000
ING Bank NV Floating Rate Note 144A ±	0.78	02/10/2012	121,000,000	121,000,000
Merrill Lynch PFOTER Series TNP-003 144A ±	0.45	04/01/2026	22,110,000	22,110,000
SF Tarns LLC ±	0.65	12/01/2025	14,610,000	14,610,000
York County SC Pollution Series 00B3 ±	0.45	12/01/2011	7,550,000	7,550,000

Total Other Instruments (Cost $385,316,455)				385,316,455

Government Agency Debt: 1.23%
FHLB ±	0.22	02/05/2013	57,000,000	56,970,886
FHLB ±	0.24	03/07/2013	84,000,000	83,965,599
FHLB ±	0.25	03/28/2013	87,500,000	87,474,268
FHLB ±	0.27	04/01/2013	88,000,000	88,000,000
FHLMC ±	0.16	02/02/2012	115,000,000	114,976,414

Total Government Agency Debt (Cost $431,387,167)				431,387,167

Other Notes: 3.22%

Corporate Bonds and Notes : 3.22%
American Express Bank FSB ±	1.22	12/09/2011	176,000,000	176,182,781
Bank of America Corporation ±	1.00	12/02/2011	89,000,000	89,060,258
Bank of America Corporation ±	1.15	12/02/2011	145,200,000	145,307,473
Baptist Hospital Incorporated ±	0.35	02/01/2040	15,575,000	15,575,000
Citigroup Funding Incorporated ±	0.76	04/30/2012	145,000,000	145,280,721
General Electric Capital Corporation ±	0.54	03/12/2012	96,000,000	96,085,526
General Electric Capital Corporation ±	1.27	12/09/2011	140,000,000	140,143,179
Independence Place Fort Campbell Patriots LLC ±	1.25	01/01/2040	8,095,000	8,095,000
JPMorgan Chase & Company ±	0.58	06/15/2012	52,000,000	52,088,780
JPMorgan Chase & Company ±	1.00	12/02/2011	135,000,000	135,091,321
UBS AG	1.40	02/23/2012	128,795,000	129,139,655

Total Other Notes (Cost $1,132,049,694)				1,132,049,694

Repurchase Agreements(z): 9.85%
Bank of America NA, dated 10/31/2011, maturity value $686,002,096 (1)	0.11	11/01/2011	686,000,000	686,000,000

16

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Repurchase Agreements (continued)
Barclays Bank Incorporated, dated 10/31/2011, maturity value $686,001,906 (2)		0.10%	11/01/2011	$686,000,000	$686,000,000
Citibank NA, dated 10/31/2011, maturity value $497,001,795 (3)		0.13	11/01/2011	497,000,000	497,000,000
Goldman Sachs & Company, dated 10/31/2011, maturity value $36,100,110 (4)		0.11	11/01/2011	36,100,000	36,100,000
RBS Securities Incorporated, dated 10/31/2011, maturity value $190,000,422 (5)		0.08	11/01/2011	190,000,000	190,000,000
Societe Generale, dated 10/31/2011, maturity value $1,372,004,573 (6)		0.12	11/01/2011	1,372,000,000	1,372,000,000

Total Repurchase Agreements (Cost $3,467,100,000)					3,467,100,000

		Yield
Treasury Debt: 3.11%
US Treasury Bill		0.04	02/23/2012	106,000,000	105,984,895
US Treasury Bill		0.04	04/12/2012	415,000,000	414,920,141
US Treasury Bill		0.06	02/09/2012	143,000,000	142,976,167
US Treasury Bill		0.06	04/19/2012	430,000,000	429,873,090

Total Treasury Debt (Cost $1,093,754,293)					1,093,754,293

Total Investments in Securities (Cost $35,464,536,082)*	100.75%				35,464,536,082

Other Assets and Liabilities, Net	(0.75)				(265,241,118)

Total Net Assets	100.00%				$35,199,294,964

(z)	Collateralized by:

(1)	U.S. government securities, 4.00%, 8/20/2041 to 10/20/2041, market value including accrued interest is $706,580,000.
(2)	U.S. government securities, 4.00% to 5.50%, 9/1/2025 to 2/1/2041, market value including accrued interest is $706,580,000.
(3)	U.S. government securities, 2.41% to 7.00%, 9/1/2018 to 8/1/2047, market value including accrued interest is $511,910,000.
(4)	U.S. government securities, 2.43% to 9.00%, 11/1/2017 to 8/5/2050, market value including accrued interest is $37,183,000.
(5)	U.S. government securities, 0.00% to 11.25%, 11/15/2011 to 2/15/2041, market value including accrued interest is $193,800,079.
(6)	U.S. government securities, 2.22% to 6.50%, 12/1/2012 to 11/1/2041, market value including accrued interest is $1,413,160,000.

±	Variable rate investment.
^	Zero coupon security. Rate represents yield to maturity.
§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

17

WELLS FARGO ADVANTAGE Heritage Money Market Fund

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (Unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Heritage Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND[1]	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.72%

Minnesota : 99.72%

Other Municipal Debt: 1.47%
University of Minnesota Series 05-A (Education Revenue)	0.14%	12/06/2011	$800,000	$800,000

Variable Rate Demand Notes§ : 98.25%
Andover MN Senior Housing Presbyterian Homes Incorporated Project (Housing Revenue, FNMA Insured)	0.15	11/15/2033	2,475,000	2,475,000
Becker MN Plymouth Foam Project (IDR, U.S. Bank NA LOC)	0.32	05/01/2019	1,560,000	1,560,000
Bloomington MN Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured)	0.18	07/15/2032	450,000	450,000
Bloomington MN Presbyterian Homes (Housing Revenue, FHLMC Insured)	0.15	07/01/2038	1,050,000	1,050,000
Brooklyn Center MN Brookdale Corporation II Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.12	12/01/2014	200,000	200,000
Cohasset MN Power & Light Company Project A (IDR, JPMorgan Chase Bank LOC)	0.20	06/01/2020	1,100,000	1,100,000
Cohasset MN Power & Light Company Project B (IDR, JPMorgan Chase Bank LOC)	0.25	06/01/2013	1,100,000	1,100,000
Cohasset MN Power & Light Company Project C (IDR, JPMorgan Chase Bank LOC)	0.25	06/01/2013	1,250,000	1,250,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured)	0.18	06/15/2038	1,455,000	1,455,000
Duluth MN Seaway Port Authority Saint Lawrence Cement Incorporated Project (IDR, Wells Fargo Bank NA LOC) (q)	0.13	03/01/2020	1,000,000	1,000,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project (Miscellaneous Revenue, CoBank ACB LOC)	0.15	12/01/2021	2,300,000	2,300,000
Maple Grove MN MFHR Basswood Trails Project (Housing Revenue, FHLMC Insured)	0.15	03/01/2029	400,000	400,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.14	10/01/2023	335,000	335,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.14	10/01/2031	500,000	500,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.16	11/15/2035	950,000	950,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.14	11/15/2035	1,200,000	1,200,000
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Hospital Revenue, AGM Insured)	0.18	08/15/2034	600,000	600,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.12	08/01/2036	600,000	600,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.12	05/01/2026	486,000	486,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.12	10/01/2021	755,000	755,000
Minneapolis-Saint Paul MN Metro Airports Commission (Airport Revenue, Morgan Stanley LOC)	0.15	01/01/2035	2,000,000	2,000,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)	0.27	05/01/2016	690,000	690,000
Minnesota Bond Securitization Trust Series S1 (Housing Revenue, PNC Bank NA LOC)	0.29	02/01/2027	2,280,000	2,280,000
Minnesota Bond Securitization Trust Series S2 (Housing Revenue, PNC Bank NA LOC)	0.29	11/01/2028	2,360,000	2,360,000
Minnesota HFA Residential Housing Finance Project Series C (Housing Revenue, FHLB Insured)	0.16	07/01/2036	1,900,000	1,900,000
Minnesota State Concordia University Series P1 (Education Revenue, U.S. Bank NA LOC)	0.18	04/01/2027	1,300,000	1,300,000
Minnesota State HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase Bank LOC)	0.13	11/01/2029	1,300,000	1,300,000
Minnesota State HEFAR Hamline University Series 6E1 (Education Revenue, Harris NA LOC)	0.14	10/01/2016	1,260,000	1,260,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.22	03/01/2033	1,900,000	1,900,000

1.	As of the close of business on December 21, 2011, shares of the Fund were redeemed and the Fund was liquidated.

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND¹

Security Name		Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Minnesota State HEFAR Olaf College Five M2 (Education Revenue, Harris NA LOC)		0.14%	10/01/2020	$1,745,000	$1,745,000
Minnesota State HEFAR Trustees Hamline University Series 6E3 (Education Revenue, Harris NA LOC)		0.14	10/01/2016	600,000	600,000
Minnesota State HFA Residential Housing Series 1 (Housing Revenue, GO of Agency Insured)		0.16	01/01/2036	155,000	155,000
Minnesota State Higher Education Facilities Authority Series 6-E2 (Education Revenue, Harris NA LOC)		0.14	10/01/2025	1,100,000	1,100,000
Minnesota State Office of Higher Education Supplemental Student (Education Revenue, State Street Bank & Trust Company LOC)		0.16	09/01/2046	2,000,000	2,000,000
Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)		0.13	10/01/2032	250,000	250,000
Minnetonka MN Housing Facilities Beacon Hill (Housing Revenue, FNMA Insured)		0.15	05/15/2034	270,000	270,000
Oak Park Heights MN Boutwells Landing Project (Housing Revenue, FHLMC Insured)		0.15	11/01/2035	800,000	800,000
Oakdale MN Cottage Homesteads of Aspen (Housing Revenue, FHLMC Insured)		0.22	06/01/2045	1,200,000	1,200,000
Plymouth MN At the Lake Apartments Project (Housing Revenue, FHLMC Insured)		0.18	08/01/2034	1,350,000	1,350,000
Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue, Bank of America NA LOC)		0.09	08/15/2032	1,300,000	1,300,000
St. Cloud MN Health Care System Project Ser 2008C (Health Revenue, Assured Guaranty Insured)		0.17	05/01/2042	1,350,000	1,350,000
St. Paul MN Housing & RDA Science Museum of Minnesota Series A (Miscellaneous Revenue, U.S. Bank NA LOC)		0.13	05/01/2027	300,000	300,000
St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)		0.11	02/01/2015	1,260,000	1,260,000
Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Miscellaneous Revenue, AgCountry Farm Credit LOC)		0.25	08/01/2032	2,350,000	2,350,000
Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Miscellaneous Revenue, AgCountry Farm Credit LOC)		0.25	04/01/2033	2,450,000	2,450,000

					53,236,000

Total Investments in Securities (Cost $54,036,000)*	99.72%				54,036,000

Other Assets and Liabilities, Net	0.28				149,327

Total Net Assets	100.00%				$54,185,327

§	These securities are subject to a demand feature which reduces the effective maturity.
(q)	Credit enhancement is provided by an affiliate.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1.	As of the close of business on December 21, 2011, shares of the Fund were redeemed and the Fund was liquidated.

2

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Minnesota Money Market (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit: 17.57%
Banco Del Estado De Chile	0.25%	11/04/2011	$12,000,000	$12,000,000
Banco Del Estado De Chile	0.27	11/10/2011	13,000,000	13,000,000
Bank of Montreal (Chicago)	0.25	12/29/2011	20,000,000	20,000,000
Bank of Nova Scotia (Houston)	0.24	12/29/2011	6,000,000	5,999,515
Bank of Nova Scotia (Houston)	0.27	12/09/2011	7,000,000	7,000,000
Bank of Nova Scotia (Houston)	0.28	12/29/2011	30,000,000	30,000,000
Bank of Nova Scotia (Houston)	0.28	12/30/2011	30,000,000	30,000,000
Bank of Nova Scotia (Houston)	0.59	01/06/2012	4,000,000	4,001,563
Bank of Tokyo Mitsubishi LLC	0.15	11/01/2011	45,000,000	45,000,000
Bank of Tokyo Mitsubishi LLC	0.15	11/07/2011	50,000,000	50,000,000
Barclays Bank plc (New York) ±	0.64	04/16/2012	17,000,000	17,000,000
Barclays Bank plc (New York) ±	0.69	12/01/2011	20,000,000	20,005,223
Barclays Bank plc (New York) ±	0.70	01/17/2012	40,000,000	40,000,000
Credit Suisse (New York) ±	0.34	02/17/2012	2,450,000	2,449,643
Credit Suisse (New York) ±	0.38	03/01/2012	11,000,000	10,998,255
Danske Bank Corporation	0.26	11/02/2011	31,000,000	31,000,000
Danske Bank Corporation	0.26	11/03/2011	37,000,000	37,000,000
Fortis Bank (Grand Cayman)	0.18	11/01/2011	75,000,000	75,000,000
KBC Bank NV Brussels	0.26	11/01/2011	75,000,000	75,000,000
Mizuho Corporate Bank Limited	0.15	11/03/2011	70,000,000	70,000,000
National Australia Bank (New York) ±	0.39	04/18/2012	20,000,000	20,000,000
Nordea Bank plc	0.26	12/28/2011	10,000,000	10,000,000
Nordea Bank plc	0.74	09/13/2012	18,000,000	18,016,046
Norinchukin Bank	0.18	11/01/2011	48,000,000	48,000,000
Norinchukin Bank	0.18	11/04/2011	62,000,000	62,000,000
NRW Bank	0.18	11/02/2011	41,000,000	41,000,000
Rabobank Nederland NV ±	0.32	12/06/2011	30,000,000	30,000,000
Rabobank Nederland NV ±	0.32	01/10/2012	30,000,000	30,000,000
Rabobank Nederland NV	0.34	04/24/2012	14,000,000	13,999,659
Skandinaviska Enskilda Banken AG	0.25	11/07/2011	15,000,000	15,000,000
Standard Chartered Bank	0.25	11/30/2011	22,000,000	22,000,000
Standard Chartered Bank	0.27	11/14/2011	35,000,000	35,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/02/2011	70,000,000	70,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/04/2011	23,000,000	23,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/07/2011	45,000,000	45,000,000
Toronto-Dominion Bank ±	0.32	01/12/2012	25,000,000	25,000,000

Total Certificates of Deposit (Cost $1,103,469,904)				1,103,469,904

Commercial Paper: 51.75%

Asset-Backed Commercial Paper : 30.45%
Alpine Securitization Corporation (z)144A	0.19	11/23/2011	21,000,000	20,997,433
Anglesea Funding LLC (z)144A	0.00	11/01/2011	5,000,000	5,000,000
Anglesea Funding LLC (z)144A	0.19	11/02/2011	10,000,000	9,999,894
Anglesea Funding LLC (z)144A	0.25	11/03/2011	13,000,000	12,999,726
Argento Funding Companies Limited (z)144A	0.24	11/09/2011	14,000,000	13,999,160
Argento Funding Companies Limited (z)144A	0.26	11/18/2011	30,000,000	29,996,033
Argento Funding Companies Limited (z)144A	0.26	11/22/2011	17,000,000	16,997,323
Argento Funding Companies Limited (z)144A	0.26	11/23/2011	20,000,000	19,996,700
Argento Funding Companies Limited (z)144A	0.26	11/30/2011	3,000,000	2,999,348
Atlantis One Funding Corporation (z)144A	0.19	11/15/2011	19,000,000	18,998,522
Atlantis One Funding Corporation (z)144A	0.27	12/21/2011	19,000,000	18,992,611
Autobahn Funding Company (z)144A	0.00	11/01/2011	12,000,000	12,000,000
CAFCO LLC (z)144A	0.21	11/10/2011	10,000,000	9,999,425
CAFCO LLC (z)144A	0.24	11/17/2011	10,000,000	9,998,889
CAFCO LLC (z)144A	0.24	11/28/2011	9,000,000	8,998,313
Cancara Asset Securitization LLC (z)144A	0.00	11/01/2011	4,000,000	4,000,000
Cancara Asset Securitization LLC (z)144A	0.24	11/08/2011	8,000,000	7,999,580
Cancara Asset Securitization LLC (z)144A	0.26	11/16/2011	25,000,000	24,997,083
Cancara Asset Securitization LLC (z)144A	0.27	11/21/2011	21,000,000	20,996,733
Cancara Asset Securitization LLC (z)144A	0.27	11/28/2011	9,000,000	8,998,110
Chariot Funding LLC (z)144A	0.14	11/14/2011	18,000,000	17,999,025

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Chariot Funding LLC (z)144A	0.14%	11/15/2011	$27,000,000	$26,998,425
Chariot Funding LLC (z)144A	0.14	11/17/2011	18,000,000	17,998,800
Chariot Funding LLC (z)144A	0.14	11/18/2011	15,000,000	14,998,938
Chariot Funding LLC (z)144A	0.14	11/22/2011	7,000,000	6,999,388
Chariot Funding LLC (z)144A	0.19	12/08/2011	38,000,000	37,992,189
Chariot Funding LLC (z)144A	0.19	12/15/2011	15,000,000	14,996,517
Charta LLC (z)144A	0.21	11/07/2011	18,000,000	17,999,250
Charta LLC (z)144A	0.21	11/10/2011	7,000,000	6,999,598
Charta LLC (z)144A	0.22	11/09/2011	14,000,000	13,999,258
Charta LLC (z)144A	0.22	11/17/2011	5,000,000	4,999,489
Charta LLC (z)144A	0.23	11/14/2011	10,000,000	9,999,097
Charta LLC (z)144A	0.23	11/16/2011	10,000,000	9,998,958
Charta LLC (z)144A	0.24	11/18/2011	10,000,000	9,998,819
Charta LLC (z)144A	0.24	12/12/2011	11,000,000	10,996,868
Charta LLC (z)144A	0.28	12/07/2011	5,000,000	4,998,550
Charta LLC (z)144A	0.35	01/17/2012	12,000,000	11,991,017
Ciesco LLC (z)144A	0.19	12/01/2011	8,000,000	7,998,667
Ciesco LLC (z)144A	0.20	11/08/2011	10,000,000	9,999,553
Ciesco LLC (z)144A	0.24	11/29/2011	8,000,000	7,998,444
Concord Minutemen Capital Company (z)144A	0.23	11/02/2011	19,000,000	18,999,763
Concord Minutemen Capital Company (z)144A	0.42	11/14/2011	20,000,000	19,996,750
Concord Minutemen Capital Company (z)144A	0.42	11/17/2011	7,000,000	6,998,600
Concord Minutemen Capital Company (z)144A	0.43	11/22/2011	10,000,000	9,997,375
Concord Minutemen Capital Company (z)144A	0.43	11/28/2011	6,000,000	5,997,975
Concord Minutemen Capital Company (z)144A	0.44	11/29/2011	15,000,000	14,994,750
Concord Minutemen Capital Company (z)144A	0.44	12/01/2011	5,000,000	4,998,125
Concord Minutemen Capital Company (z)144A	0.45	11/15/2011	25,000,000	24,995,333
CRC Funding LLC (z)144A	0.00	11/01/2011	9,000,000	9,000,000
CRC Funding LLC (z)144A	0.23	11/14/2011	9,000,000	8,999,188
CRC Funding LLC (z)144A	0.23	11/16/2011	26,000,000	25,997,291
CRC Funding LLC (z)144A	0.24	11/21/2011	10,000,000	9,998,611
CRC Funding LLC (z)144A	0.24	11/29/2011	10,000,000	9,998,056
CRC Funding LLC (z)144A	0.28	12/08/2011	5,000,000	4,998,510
Crown Point Capital Company (z)144A	0.30	11/03/2011	12,000,000	11,999,700
Crown Point Capital Company (z)144A	0.34	11/04/2011	10,000,000	9,999,625
Crown Point Capital Company (z)144A	0.40	11/09/2011	15,000,000	14,998,500
Crown Point Capital Company (z)144A	0.42	11/16/2011	5,000,000	4,999,063
Crown Point Capital Company (z)144A	0.43	11/18/2011	10,000,000	9,997,875
Crown Point Capital Company (z)144A	0.43	11/28/2011	25,000,000	24,991,563
Crown Point Capital Company (z)144A	0.44	12/01/2011	23,000,000	22,991,375
Crown Point Capital Company (z)144A	0.45	11/15/2011	15,000,000	14,997,200
Govco Incorporated LLC (z)144A	0.24	11/23/2011	20,000,000	19,996,944
Govco Incorporated LLC (z)144A	0.35	01/20/2012	10,000,000	9,992,222
Grampian Funding LLC (z)144A	0.26	11/17/2011	5,000,000	4,999,378
Grampian Funding LLC (z)144A	0.26	11/22/2011	8,000,000	7,998,740
Grampian Funding LLC (z)144A	0.26	11/28/2011	27,000,000	26,994,533
Jupiter Securitization Company LLC (z)144A	0.14	11/14/2011	53,000,000	52,997,129
Kells Funding LLC ±144A	0.38	02/21/2012	15,000,000	15,000,000
Kells Funding LLC ±144A	0.39	11/29/2011	51,000,000	51,000,000
Kells Funding LLC ±144A	0.40	12/16/2011	10,000,000	10,000,000
Legacy Capital Company (z)144A	0.30	11/03/2011	7,000,000	6,999,825
Legacy Capital Company (z)144A	0.39	11/08/2011	13,000,000	12,998,863
Legacy Capital Company (z)144A	0.43	11/23/2011	5,000,000	4,998,625
Legacy Capital Company (z)144A	0.44	11/30/2011	10,000,000	9,996,375
Lexington Parker Capital Company LLC (z)144A	0.00	11/01/2011	13,000,000	13,000,000
Lexington Parker Capital Company LLC (z)144A	0.34	11/04/2011	8,000,000	7,999,700
Lexington Parker Capital Company LLC (z)144A	0.40	11/09/2011	10,000,000	9,999,000
Lexington Parker Capital Company LLC (z)144A	0.42	11/15/2011	43,000,000	42,992,090
Lexington Parker Capital Company LLC (z)144A	0.43	11/21/2011	10,000,000	9,997,500
Lexington Parker Capital Company LLC (z)144A	0.43	11/22/2011	5,000,000	4,998,688
Lexington Parker Capital Company LLC (z)144A	0.43	11/23/2011	16,000,000	15,995,600
Lexington Parker Capital Company LLC (z)144A	0.44	11/30/2011	10,000,000	9,996,375

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Liberty Funding LLC (z)144A	0.24%	11/14/2011	$9,000,000	$8,999,155
Liberty Funding LLC (z)144A	0.24	11/15/2011	13,000,000	12,998,686
Liberty Funding LLC (z)144A	0.29	12/27/2011	10,000,000	9,995,489
MetLife Short Term Funding LLC (z)144A	0.21	11/28/2011	6,000,000	5,999,010
MetLife Short Term Funding LLC (z)144A	0.22	11/08/2011	5,000,000	4,999,757
MetLife Short Term Funding LLC (z)144A	0.22	11/09/2011	11,000,000	10,999,389
MetLife Short Term Funding LLC (z)144A	0.23	11/10/2011	14,000,000	13,999,125
Mont Blanc Capital Corporation (z)144A	0.24	11/07/2011	21,000,000	20,999,020
Mont Blanc Capital Corporation (z)144A	0.25	11/09/2011	28,000,000	27,998,258
Mont Blanc Capital Corporation (z)144A	0.27	11/21/2011	4,000,000	3,999,378
Mont Blanc Capital Corporation (z)144A	0.27	11/22/2011	15,000,000	14,997,550
Mont Blanc Capital Corporation (z)144A	0.34	12/12/2011	14,000,000	13,994,419
Nieuw Amsterdam Receivables Corporation (z)144A	0.23	11/07/2011	20,000,000	19,999,100
Nieuw Amsterdam Receivables Corporation (z)144A	0.24	11/08/2011	15,000,000	14,999,213
Nieuw Amsterdam Receivables Corporation (z)144A	0.26	11/17/2011	11,000,000	10,998,631
Nieuw Amsterdam Receivables Corporation (z)144A	0.28	12/06/2011	36,000,000	35,989,296
Nieuw Amsterdam Receivables Corporation (z)144A	0.28	12/07/2011	5,000,000	4,998,550
Nieuw Amsterdam Receivables Corporation (z)144A	0.38	01/05/2012	6,000,000	5,995,775
Nieuw Amsterdam Receivables Corporation (z)144A	0.39	01/06/2012	10,000,000	9,992,850
Regency Markets #1 LLC (z)144A	0.23	11/14/2011	5,000,000	4,999,549
Regency Markets #1 LLC (z)144A	0.23	11/15/2011	40,000,000	39,996,111
Regency Markets #1 LLC (z)144A	0.24	11/18/2011	20,000,000	19,997,639
Regency Markets #1 LLC (z)144A	0.24	11/21/2011	28,000,000	27,996,111
Regency Markets #1 LLC (z)144A	0.24	11/25/2011	18,000,000	17,997,000
Rheingold Securitization Limited (z)144A	0.00	11/01/2011	2,000,000	2,000,000
Sheffield Receivable Corporation (z)144A	0.26	11/22/2011	9,000,000	8,998,583
Silver Tower US Funding (z)144A	0.00	11/01/2011	67,000,000	67,000,000
Solitaire Funding LLC (z)144A	0.17	11/03/2011	25,000,000	24,999,639
Solitaire Funding LLC (z)144A	0.20	11/04/2011	5,000,000	4,999,892
Solitaire Funding LLC (z)144A	0.24	11/14/2011	27,000,000	26,997,465
Solitaire Funding LLC (z)144A	0.24	11/16/2011	25,000,000	24,997,292
Solitaire Funding LLC (z)144A	0.25	11/28/2011	8,000,000	7,998,440
Solitaire Funding LLC (z)144A	0.25	11/30/2011	15,000,000	14,996,858
Straight-A Funding LLC (z)144A	0.18	12/06/2011	31,000,000	30,994,274
Straight-A Funding LLC (z)144A	0.18	12/28/2011	10,000,000	9,997,150
Straight-A Funding LLC (z)144A	0.18	12/29/2011	10,000,000	9,997,100
Straight-A Funding LLC (z)144A	0.20	01/24/2012	45,000,000	44,979,000
Straight-A Funding LLC (z)144A	0.20	01/25/2012	45,000,000	44,978,750
Surrey Funding Corporation (z)144A	0.24	11/07/2011	8,000,000	7,999,627
Thames Asset Global Securitization #1 Incorporated (z)144A	0.32	12/07/2011	18,000,000	17,994,060
White Point Funding Incorporated (z)	0.27	11/03/2011	3,000,000	2,999,933
Working Capital Management Company (z)144A	0.15	11/02/2011	10,000,000	9,999,919

				1,911,689,591

Financial Company Commercial Paper : 16.83%
ASB Finance Limited (London) ±144A	0.40	12/02/2011	7,000,000	7,000,000
ASB Finance Limited (London) ±144A	0.40	12/05/2011	7,000,000	7,000,000
ASB Finance Limited (London) ±144A	0.56	05/31/2012	24,000,000	24,000,000
Axis Bank Limited (Dubai) (z)	0.39	11/14/2011	4,000,000	3,999,393
Axis Bank Limited (Dubai) (z)	0.41	11/28/2011	10,000,000	9,996,850
Axis Bank Limited (Dubai) (z)	0.52	12/05/2011	16,000,000	15,991,991
Barclays Bank plc (z)144A	0.44	01/03/2012	22,000,000	21,982,675
Barclays Bank plc (z)144A	0.44	01/05/2012	20,000,000	19,983,750
BNZ International Funding Limited (z)144A	0.29	12/14/2011	5,000,000	4,998,208
BNZ International Funding Limited (z)144A	0.34	01/05/2012	8,000,000	7,995,089
BNZ International Funding Limited (z)144A	0.35	01/11/2012	9,000,000	8,993,788
BNZ International Funding Limited ±144A	0.41	01/06/2012	10,000,000	10,000,000
Credit Suisse (New York) (z)	0.21	11/04/2011	35,000,000	34,999,183
Credit Suisse (New York) (z)	0.29	11/10/2011	32,000,000	31,997,440
DnB NOR Bank ASA (z)144A	0.34	01/06/2012	17,000,000	16,989,403
DnB NOR Bank ASA (z)144A	0.37	01/23/2012	30,000,000	29,974,408
ICICI Bank Limited (z)	0.47	11/16/2011	25,000,000	24,994,792

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Financial Company Commercial Paper (continued)
Louis Dreyfus Commodities LLC (z)	0.00%	11/01/2011	$22,000,000	$22,000,000
Macquarie Bank Limited (z)144A	0.35	11/18/2011	15,000,000	14,997,379
Macquarie Bank Limited (z)144A	0.37	11/28/2011	10,000,000	9,997,150
Macquarie Bank Limited (z)144A	0.39	12/06/2011	8,000,000	7,996,889
Macquarie Bank Limited (z)144A	0.39	12/07/2011	8,000,000	7,996,800
Macquarie Bank Limited (z)144A	0.39	12/12/2011	14,000,000	13,993,622
Macquarie Bank Limited (z)144A	0.39	12/13/2011	14,000,000	13,993,467
Nationwide Building Society (z)144A	0.30	11/07/2011	26,000,000	25,998,483
Nationwide Building Society (z)144A	0.31	11/08/2011	26,000,000	25,998,231
Nationwide Building Society (z)144A	0.34	11/21/2011	30,000,000	29,994,000
Nationwide Building Society (z)144A	0.34	11/22/2011	30,000,000	29,993,700
Nationwide Building Society (z)144A	0.37	12/05/2011	5,000,000	4,998,206
Nordea North America Incorporated (z)	0.37	01/20/2012	15,000,000	14,987,667
Prudential plc (z)144A	0.54	01/04/2012	21,000,000	20,979,467
Prudential plc (z)144A	0.56	01/09/2012	14,000,000	13,984,705
SBAB Bank AB (z)144A	0.23	11/04/2011	4,000,000	3,999,900
SBAB Bank AB (z)144A	0.28	11/17/2011	10,000,000	9,998,667
SBAB Bank AB (z)144A	0.28	11/18/2011	11,000,000	10,998,442
SBAB Bank AB (z)144A	0.29	12/01/2011	28,000,000	27,993,000
Skandinaviska Enskilda Banken AG (z)144A	0.25	12/02/2011	10,000,000	9,997,761
Skandinaviska Enskilda Banken AG (z)144A	0.26	11/08/2011	23,000,000	22,998,658
Skandinaviska Enskilda Banken AG (z)144A	0.30	12/01/2011	33,000,000	32,992,434
Skandinaviska Enskilda Banken AG (z)144A	0.34	12/19/2011	20,000,000	19,990,667
Skandinaviska Enskilda Banken AG (z)144A	0.48	01/26/2012	10,000,000	9,988,533
Suncorp Group Limited (z)144A	0.38	11/21/2011	10,000,000	9,997,778
Suncorp Group Limited (z)144A	0.38	11/22/2011	10,000,000	9,997,667
Svenska Handlesbanken AB (z)144A	0.31	12/22/2011	30,000,000	29,986,400
Svenska Handlesbanken AB (z)144A	0.32	12/20/2011	10,000,000	9,995,508
Svenska Handlesbanken AB (z)144A	0.32	12/28/2011	30,000,000	29,984,563
Svenska Handlesbanken AB (z)144A	0.38	01/17/2012	39,000,000	38,968,302
Swedbank AB (z)	0.00	11/01/2011	12,000,000	12,000,000
Swedbank AB (z)	0.29	12/06/2011	17,000,000	16,995,042
Swedbank AB (z)	0.29	12/07/2011	16,000,000	15,995,200
Swedbank AB (z)	0.29	12/08/2011	10,000,000	9,996,917
Swedbank AB (z)	0.29	12/12/2011	10,000,000	9,996,583
Swedbank AB (z)	0.31	11/14/2011	18,000,000	17,997,855
Swedbank AB (z)	0.31	11/16/2011	21,000,000	20,997,113
Swedbank AB (z)	0.31	11/18/2011	10,000,000	9,998,442
UOB Funding LLC (z)	0.12	11/02/2011	7,000,000	6,999,953
UOB Funding LLC (z)	0.21	11/07/2011	8,000,000	7,999,680
UOB Funding LLC (z)	0.42	01/24/2012	16,000,000	15,984,320
Westpac Securities NZ Limited (z)144A	0.31	12/15/2011	10,000,000	9,996,089
Westpac Securities NZ Limited (z)144A	0.32	12/27/2011	25,000,000	24,987,167
Westpac Securities NZ Limited (z)144A	0.32	12/28/2011	34,000,000	33,982,235
Westpac Securities NZ Limited ±144A	0.41	04/11/2012	16,000,000	15,999,728
Westpac Securities NZ Limited ±144A	0.46	04/16/2012	10,000,000	10,000,000

				1,056,621,340

Other Commercial Paper : 4.47%
Caisse D’amortissement de la Dette Sociale (z)144A	0.31	11/09/2011	30,000,000	29,997,667
Caisse D’amortissement de la Dette Sociale (z)144A	0.50	12/21/2011	15,000,000	14,989,375
Caisse D’amortissement de la Dette Sociale (z)144A	0.53	12/29/2011	32,000,000	31,972,160
Caisse D’amortissement de la Dette Sociale (z)144A	0.54	12/27/2011	31,000,000	30,973,478
Caisse Des Depots et Consignations (z)144A	0.28	11/03/2011	25,000,000	24,999,417
Caisse Des Depots et Consignations (z)144A	0.34	11/07/2011	20,000,000	19,998,667
Caisse Des Depots et Consignations (z)144A	0.37	11/15/2011	38,000,000	37,994,089
Caisse Des Depots et Consignations (z)144A	0.52	12/07/2011	15,000,000	14,992,050
Erste Abwicklungsanstalt (z)144A	0.30	11/07/2011	5,000,000	4,999,708
Erste Abwicklungsanstalt (z)144A	0.32	11/18/2011	37,000,000	36,994,059
Erste Abwicklungsanstalt (z)144A	0.34	12/01/2011	9,000,000	8,997,375
Erste Abwicklungsanstalt (z)144A	0.34	12/02/2011	13,000,000	12,996,082

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Commercial Paper (continued)
Erste Abwicklungsanstalt (z)144A	0.36%	12/08/2011	$5,000,000	$4,998,099
Erste Abwicklungsanstalt (z)144A	0.39	11/08/2011	6,000,000	5,999,475

				280,901,701

Total Commercial Paper (Cost $3,249,212,632)				3,249,212,632

Government Agency Debt: 1.37%
FHLB ±	0.22	02/05/2013	10,000,000	9,994,892
FHLB ±	0.24	03/07/2013	16,000,000	15,993,447
FHLB ±	0.25	03/28/2013	16,000,000	15,995,295
FHLB ±	0.27	04/01/2013	15,000,000	15,000,000
FHLMC ±	0.16	02/02/2012	29,000,000	28,994,052

Total Government Agency Debt (Cost $85,977,686)				85,977,686

Municipal Bonds and Notes: 14.03%

California : 3.93%

Other Municipal Debt : 1.32%
San Diego Regional Transportation Commission (Transportation Revenue)	0.23	11/30/2011	21,900,000	21,900,000
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.18	11/16/2011	4,000,000	4,000,000
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.23	12/05/2011	21,000,000	21,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.17	11/16/2011	3,000,000	3,000,000
San Francisco CA City & County Public Utilities Commission Series F (Utilities Revenue)	0.17	11/17/2011	7,000,000	7,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.23	11/02/2011	4,578,000	4,578,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.35	12/16/2011	9,000,000	9,000,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.25	11/02/2011	7,000,000	7,000,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.40	12/16/2011	2,594,000	2,594,000
Turlock CA Irrigation District Series B (Miscellaneous Revenue)	0.25	11/02/2011	3,000,000	3,000,000

				83,072,000

Variable Rate Demand Notes§ : 2.61%
ABAG Finance Authority for Nonprofit Corporations California MFHR Geneva Pointe Apartments Series A (Housing Revenue, FNMA Insured)	0.13	03/15/2037	11,145,000	11,145,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.14	08/01/2031	3,500,000	3,500,000
California Economic Recovery Revenue Series C-5 (GO - State, Bank of America NA LOC)	0.11	07/01/2023	12,000,000	12,000,000
California Educational Facilities Authority St. Mary’s (Education Revenue, Bank of America NA LOC, NATL-RE Insured)	0.19	10/01/2043	8,190,000	8,190,000
California HFA Program Series A (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.10	08/01/2036	2,000,000	2,000,000
California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase Bank LOC, NATL-RE Insured)	0.13	07/01/2020	2,000,000	2,000,000
California HFFA Catholic Healthcare Series H (Health Revenue, Bank of America NA LOC)	0.16	07/01/2035	200,000	200,000
California Series C-2 (GO - State, Scotia Bank LOC)	0.10	05/01/2033	4,000,000	4,000,000
California Statewide CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)	0.14	08/15/2034	3,500,000	3,500,000
Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured)	0.13	10/15/2026	5,065,000	5,065,000
Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)	0.13	07/01/2036	4,000,000	4,000,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
JPMorgan Chase PUTTER Trust Series 3965 (Miscellaneous Revenue) 144A	0.15%	08/12/2012	$4,000,000	$4,000,000
JPMorgan Chase PUTTER Trust Series 3966 (Miscellaneous Revenue) 144A	0.15	08/12/2012	3,000,000	3,000,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)	0.12	08/01/2018	6,500,000	6,500,000
Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)	0.12	10/01/2019	500,000	500,000
Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)	0.13	07/01/2027	5,000,000	5,000,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)	0.15	02/01/2035	21,000,000	21,000,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.17	03/01/2037	16,515,000	16,515,000
Riverside CA Series C (Lease Revenue, Bank of America NA LOC)	0.13	10/01/2035	7,135,000	7,135,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.13	12/01/2022	4,000,000	4,000,000
San Bernardino County CA Flood Control District (Tax Revenue, Bank of America NA LOC)	0.13	08/01/2037	7,000,000	7,000,000
San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)	0.13	01/15/2033	3,500,000	3,500,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)	0.14	01/15/2035	3,500,000	3,500,000
San Francisco CA City & County Finance Corporation Moscone Center Project (Lease Revenue, Bank of America NA LOC)	0.12	04/01/2030	1,940,000	1,940,000
San Francisco CA City & County Redevelopment Agency 3rd Mission C (Tax Revenue, FNMA Insured)	0.11	06/15/2034	5,000,000	5,000,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.16	08/01/2032	5,000,000	5,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.14	09/15/2032	1,800,000	1,800,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.10	07/01/2023	8,000,000	8,000,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.20	12/01/2038	5,000,000	5,000,000

				163,990,000

Colorado : 0.45%

Variable Rate Demand Notes§ : 0.45%
Colorado HFA Taxable MFHR Project B 2 (Housing Revenue, FNMA Insured)	0.18	05/01/2050	15,535,000	15,535,000
Colorado Springs CO Utilities Systems Series B (Utilities Revenue)	0.13	11/01/2026	6,000,000	6,000,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.14	12/15/2037	7,000,000	7,000,000

				28,535,000

Connecticut : 0.08%

Variable Rate Demand Note§: 0.08%
New Britain CT Taxable Pension Series C (Tax Revenue, JPMorgan Chase Bank LOC)	0.32	02/01/2026	5,000,000	5,000,000

District of Columbia : 0.19%

Other Municipal Debt: 0.05%
District of Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.28	12/06/2011	3,000,000	3,000,000

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Note§: 0.14%
District of Columbia The American University Series A (Education Revenue, PNC Bank NA LOC)	0.11%	04/01/2038	$9,000,000	$9,000,000

Florida : 0.10%

Variable Rate Demand Note§: 0.10%
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2008 (Education Revenue, Bank of America NA LOC)	0.25	06/01/2032	6,015,000	6,015,000

Georgia : 0.08%

Variable Rate Demand Note§: 0.08%
Columbus GA Housing Development Authority PFOTER (Housing Revenue, ACA Insured) 144A	0.50	10/01/2039	5,265,000	5,265,000

Illinois : 0.38%

Variable Rate Demand Notes§ : 0.38%
Chicago IL Midway Airport Series A2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.15	01/01/2025	1,000,000	1,000,000
Cook County IL Series D-2 (GO - Local)	0.22	11/01/2030	1,000,000	1,000,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue, JPMorgan Chase Bank LOC)	0.15	05/15/2035	6,000,000	6,000,000
Quincy IL Blessing Hospital (Health Revenue, JPMorgan Chase Bank LOC)	0.18	11/15/2029	10,690,000	10,690,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR MBIA Insured)	0.14	03/01/2014	5,000,000	5,000,000

				23,690,000

Iowa : 0.11%

Variable Rate Demand Note§: 0.11%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Housing Revenue, CitiBank NA LOC)	0.17	06/01/2039	6,940,000	6,940,000

Kentucky : 0.08%

Variable Rate Demand Note§: 0.08%
Warren County KY IDA (IDR, Bank of America NA LOC)	0.90	12/01/2018	5,200,000	5,200,000

Louisiana : 0.29%

Variable Rate Demand Notes§ : 0.29%
Louisiana Stadium & Exposition PFOTER (Miscellaneous Revenue) 144A	0.50	07/01/2036	7,000,000	7,000,000
St. James Parish Louisiana Series A-1 (Energy Revenue)	0.15	11/01/2040	7,000,000	7,000,000
St. James Parish Louisiana Series B-1 (Energy Revenue)	0.16	11/01/2040	4,000,000	4,000,000

				18,000,000

Maryland : 0.13%

Other Municipal Debt: 0.07%
Maryland HEFA Series E (Health Revenue)	0.25	11/01/2011	4,000,000	4,000,000

Variable Rate Demand Note§: 0.06%
Maryland CDA Series 2006-G (Housing Revenue)	0.16	09/01/2040	4,000,000	4,000,000

7

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Massachusetts : 0.14%

Variable Rate Demand Notes§ : 0.14%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.15%	10/01/2031	$2,330,000	$2,330,000
Massachusetts State Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured)	0.11	01/01/2029	2,000,000	2,000,000
Massachusetts State HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.22	10/01/2034	475,000	475,000
Massachusetts State HEFA Children’s Hospital Project Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)	0.10	10/01/2038	1,000,000	1,000,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured)	0.11	08/01/2037	2,810,000	2,810,000

				8,615,000

Michigan : 0.19%

Variable Rate Demand Notes§ : 0.19%
Michigan HEFAR Calvin College Project Series B (Education Revenue, JPMorgan Chase Bank LOC)	0.14	09/01/2037	7,000,000	7,000,000
Michigan State Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.16	10/01/2037	2,955,000	2,955,000
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.28	05/01/2020	2,000,000	2,000,000

				11,955,000

Minnesota : 0.07%

Variable Rate Demand Note§: 0.07%
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.29	10/01/2038	4,100,000	4,100,000

Mississippi : 0.48%

Variable Rate Demand Notes§ : 0.48%
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Chevron USA Incorporated Project Series 2009B (IDR)	0.10	12/01/2030	5,000,000	5,000,000
Mississippi State Nissan Project Series A (Tax Revenue, GO of Commonwealth Insured)	0.21	11/01/2028	25,440,000	25,439,005

				30,439,005

Missouri : 0.05%

Variable Rate Demand Note§: 0.05%
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series 2001 (IDR)	0.14	04/01/2027	3,000,000	3,000,000

Nebraska : 0.08%

Variable Rate Demand Note§: 0.08%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)	0.14	08/01/2039	4,950,000	4,950,000

Nevada : 0.28%

Variable Rate Demand Notes§ : 0.28%
Clark County NV Southwest Gas Project Series A (IDR, JPMorgan Chase Bank LOC)	0.19	03/01/2038	6,000,000	6,000,000

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Las Vegas NV EDFA Andre Agassi Foundation Project (Education Revenue, Bank of America NA LOC)	0.20%	10/01/2035	$7,835,000	$7,835,000
Las Vegas NV EDFA Keep Memory Alive Project A (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	05/01/2037	4,000,000	4,000,000

				17,835,000

New Hampshire : 0.06%

Variable Rate Demand Note§: 0.06%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.11	06/01/2038	3,920,000	3,920,000

New Jersey : 0.43%

Variable Rate Demand Notes§ : 0.43%
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.16	06/01/2026	5,000,000	5,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.16	06/01/2032	6,000,000	6,000,000
New Jersey HFFA Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.19	07/01/2041	1,000,000	1,000,000
New Jersey State Housing & Mortgage Finance Agency Series B (Housing Revenue, Bank of America NA LOC)	0.17	05/01/2048	1,990,000	1,990,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.15	04/15/2014	13,200,000	13,200,000

				27,190,000

New York : 1.28%

Variable Rate Demand Notes§ : 1.28%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC)	0.24	01/01/2040	3,710,000	3,710,000
Merrill Lynch PFOTER (Miscellaneous Revenue) 144A	0.50	07/26/2012	8,000,000	8,000,000
New York City NY Housing Development Corporation Multi-Family Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.16	09/01/2049	4,000,000	4,000,000
New York City NY Housing Development Corporation Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.16	01/01/2016	1,600,000	1,600,000
New York City NY Subseries B (GO - Local, TD Bank NA LOC)	0.10	09/01/2027	2,000,000	2,000,000
New York City NY Subseries C-4 (GO - Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.10	08/01/2020	12,000,000	12,000,000
New York City NY Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured)	0.15	07/15/2036	13,300,000	13,300,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)	0.13	11/01/2033	2,000,000	2,000,000
New York Housing Finance Agency (Housing Revenue, Bank of America NA LOC)	0.17	09/15/2021	3,000,000	3,000,000
New York Housing Finance Agency Series A (Housing Revenue, FHLMC Insured)	0.10	11/01/2037	3,000,000	3,000,000
New York Housing Finance Agency Series A (Housing Revenue, FNMA Insured)	0.12	05/01/2029	2,000,000	2,000,000
New York Housing Finance Agency Taxable 600 West 42nd B (Housing Revenue, Bank of New York LOC)	0.21	11/01/2041	2,575,000	2,575,000
New York Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.13	11/01/2033	10,400,000	10,400,000
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured) 144A	0.29	11/15/2025	4,830,000	4,830,000

9

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New York PFOTER (Miscellaneous Revenue) 144A	0.50%	06/15/2053	$7,710,000	$7,710,000

				80,125,000

Ohio : 0.26%

Variable Rate Demand Notes§ : 0.26%
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.13	08/15/2041	4,975,000	4,975,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured)	0.22	09/01/2039	7,169,000	7,169,000
Ohio State University Hospitals Health System Incorporated Project Series 2008D (Education Revenue, JPMorgan Chase Bank LOC)	0.12	01/15/2035	4,000,000	4,000,000

				16,144,000

Pennsylvania : 0.48%

Variable Rate Demand Notes§ : 0.48%
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, CitiBank NA LOC)	0.12	12/01/2035	4,000,000	4,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.11	07/01/2037	14,000,000	14,000,000
Pennsylvania HFA Series 95-C (Housing Revenue)	0.15	04/01/2026	12,000,000	12,000,000

				30,000,000

South Carolina : 0.06%

Other Municipal Debt : 0.06%
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.17	11/10/2011	2,000,000	2,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.17	11/14/2011	2,000,000	2,000,000

				4,000,000

South Dakota : 0.03%

Variable Rate Demand Note§: 0.03%
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.17	05/01/2037	2,000,000	2,000,000

Tennessee : 0.35%

Variable Rate Demand Notes§ : 0.35%
Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (Housing Revenue, FHLMC Insured)	0.13	01/01/2034	1,000,000	1,000,000
Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments Series A (Housing Revenue, U.S. Bank NA LOC)	0.17	12/01/2041	2,000,000	2,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	07/01/2034	6,445,000	6,445,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	02/01/2036	3,420,000	3,420,000
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Utilities Revenue)	0.19	12/01/2016	9,065,000	9,065,000

				21,930,000

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas : 3.30%

Other Municipal Debt : 0.45%
City of Austin TX Series A (Miscellaneous Revenue)	0.16%	11/07/2011	$7,000,000	$7,000,000
City of Austin TX Series A (Miscellaneous Revenue)	0.18	11/16/2011	2,000,000	2,000,000
City of Austin TX Series A (Miscellaneous Revenue)	0.18	11/17/2011	19,000,000	19,000,000

				28,000,000

Variable Rate Demand Notes§ : 2.85%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.13	11/15/2017	3,000,000	3,000,000
Bexar County TX Health Facilities (Health Revenue, JPMorgan Chase Bank LOC)	0.16	12/01/2032	10,050,000	10,050,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.15	06/01/2038	5,000,000	5,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.14	06/01/2029	7,000,000	7,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.14	06/01/2029	5,000,000	5,000,000
Harris County TX Health Facilities Development Corporation Baylor Series A2 (Health Revenue, Bank of America NA LOC)	0.18	11/15/2047	10,000,000	10,000,000
Harris County TX Industrial Development Corporation Deer Park Refining Project Series A (Solid Waste Revenue)	0.11	03/01/2023	2,000,000	2,000,000
Houston TX Utilities System Series 2004B (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.11	05/15/2034	6,000,000	6,000,000
JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue) 144A	0.20	08/30/2012	26,000,000	26,000,000
JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue) 144A	0.15	08/30/2012	12,000,000	12,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue) 144A	0.15	08/30/2012	13,000,000	13,000,000
JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue) 144A	0.15	08/30/2012	28,000,000	28,000,000
JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue) 144A	0.15	08/30/2012	15,000,000	15,000,000
Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)	0.08	08/01/2034	10,000,000	10,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.25	04/01/2022	2,000,000	2,000,000
North Texas Higher Education Authority Incorporated Series B (Education Revenue, Bank of America NA LOC, Guaranteed Student Loans Insured)	0.25	12/01/2035	6,000,000	6,000,000
San Antonio TX Housing Finance Corporation PFOTER Rosemont at Pleasanton Apartments Project Series 2005 (Housing Revenue, FHLMC Insured)	0.34	07/01/2048	7,035,000	7,035,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured)	0.34	02/01/2049	3,990,000	3,990,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.18	06/01/2045	4,480,000	4,480,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.30	07/01/2020	3,500,000	3,500,000

				179,055,000

Vermont : 0.20%

Variable Rate Demand Note§: 0.20%
Vermont Student Assistance Corporation Series C-1 (Education Revenue, Lloyds Bank LOC)	0.14	12/15/2040	12,455,000	12,455,000

11

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Virginia : 0.08%

Variable Rate Demand Notes§ : 0.08%
Harrisonburg VA Redevelopment & Housing Authority Tanglewood-A (Housing Revenue, Bank of America NA LOC)	0.19%	05/01/2026	$1,000,000	$1,000,000
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Housing Revenue, Bank of America NA LOC)	0.19	08/01/2033	3,945,000	3,945,000

				4,945,000

Washington : 0.15%

Variable Rate Demand Notes§ : 0.15%
Washington HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.19	11/15/2039	5,000,000	5,000,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)	0.17	05/15/2035	4,650,000	4,650,000

				9,650,000

West Virginia : 0.03%

Variable Rate Demand Note§: 0.03%
Monongalia County WV Building Commission General Hospital Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.16	07/01/2040	2,000,000	2,000,000

Wisconsin : 0.03%

Variable Rate Demand Note§: 0.03%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.14	09/01/2035	1,620,000	1,620,000

Wyoming : 0.18%

Variable Rate Demand Note§: 0.18%
Sweetwater County WY Pacific Corporation Project Series A (Utilities Revenue, Barclays Bank plc LOC)	0.11	07/01/2015	11,000,000	11,000,000

Total Municipal Bonds and Notes (Cost $880,635,005)				880,635,005

Other Instruments: 2.03%
Bank of America Bankers Acceptance Note	0.25	11/17/2011	45,000,000	45,000,000
City of Austin Texas Municipal Commercial Paper (z)	0.17	11/17/2011	10,117,000	10,116,191
Commonwealth Bank of Australia ±144A	0.73	04/27/2012	6,000,000	6,007,335
GBG LLC Custody Receipts 144A	0.16	09/01/2027	10,004,000	10,004,000
ING Bank NV ±144A	0.77	02/02/2012	20,000,000	20,000,000
ING Bank NV ±144A	0.78	02/10/2012	30,000,000	30,000,000
St. Joseph County IN Municipal Commercial Paper (z)	0.23	11/16/2011	4,000,000	3,999,583
York County SC Pollution Series 00B3 Variable Rate Demand Obligation Commercial Paper ±	0.45	12/01/2011	2,000,000	2,000,000
Total Other Instruments (Cost $127,127,109)				127,127,109

Other Notes: 5.73%

Corporate Bonds and Notes : 5.73%
ACTS Retirement Life Communities Incorporated 144A§	0.30	11/15/2029	2,781,000	2,781,000
American Express Bank FSB ±	1.22	12/09/2011	45,000,000	45,047,242
Bank of America Corporation ±	1.00	12/02/2011	45,000,000	45,030,468
Bank of America Corporation ±	1.15	12/02/2011	100,000,000	100,074,545
Baptist Hospital Incorporated ±§	0.35	02/01/2040	4,380,000	4,380,000
Citigroup Funding Incorporated ±	0.26	11/15/2011	1,000,000	999,975
Citigroup Funding Incorporated ±	0.76	04/30/2012	17,000,000	17,032,912

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes (continued)
General Electric Capital Corporation ±		0.54%	03/12/2012	$18,000,000	$18,016,036
General Electric Capital Corporation ±		1.27	12/09/2011	35,000,000	35,036,134
Independence Place Fort Campbell Patriots LLC §		1.25	01/01/2040	2,245,000	2,245,000
JPMorgan Chase & Company ±		0.58	06/15/2012	6,000,000	6,010,244
JPMorgan Chase & Company ±		1.00	12/02/2011	50,000,000	50,033,823
LTF Real Estate LLC 144A§		0.25	06/01/2033	15,245,000	15,245,000
Morgan Stanley ±		1.18	12/01/2011	2,000,000	2,001,495
UBS AG ±		1.40	02/23/2012	16,000,000	16,042,816

					359,976,690

Total Other Notes (Cost $359,976,690)					359,976,690

Repurchase Agreementsø: 6.19%
Bank of America NA, dated 10/31/2011, maturity value $78,000,238 (1)		0.11	11/01/2011	78,000,000	78,000,000
Barclays Bank Incorporated, dated 10/31/2011, maturity value $78,000,217 (2)		0.10	11/01/2011	78,000,000	78,000,000
Citibank NA, dated 10/31/2011, maturity value $57,000,206 (3)		0.13	11/01/2011	57,000,000	57,000,000
RBS Securities Incorporated, dated 10/31/2011, maturity value $21,000,047 (4)		0.08	11/01/2011	21,000,000	21,000,000
Societe Generale, dated 10/31/2011, maturity value $154,803,659 (5)		0.12	11/01/2011	154,803,143	154,803,143

Total Repurchase Agreements (Cost $388,803,143)					388,803,143

Treasury Debt: 2.21%
U.S. Treasury Bill (z)		0.04	02/23/2012	31,000,000	30,995,583
U.S. Treasury Bill (z)		0.04	04/12/2012	40,000,000	39,992,303
U.S. Treasury Bill (z)		0.06	02/09/2012	25,000,000	24,995,833
U.S. Treasury Bill (z)		0.06	04/19/2012	43,000,000	42,987,309

Total Treasury Debt (Cost $138,971,028)					138,971,028

Short-Term Investments: 0.81%

U.S. Treasury Securities : 0.81%
U.S. Treasury Bill (z)		0.08	02/16/2012	51,000,000	50,987,992

Total Short-Term Investments (Cost $50,987,992)					50,987,992

Total Investments in Securities (Cost $6,385,161,189)*	101.69%				6,385,161,189

Other Assets and Liabilities, Net	(1.69)				(106,333,944)

Total Net Assets	100.00%				$6,278,827,245

±	Variable rate investment.
(z)	Zero coupon security. Rate represents yield to maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
§	These securities are subject to a demand feature which reduces the effective maturity.
ø	Collateralized by:

(1)	U.S. government securities, 4.00%, 8/20/2041 to 10/20/2041, market value including accrued interest is $80,340,000.
(2)	U.S. government securities, 4.00% to 5.50%, 9/1/2025 to 2/1/2041, market value including accrued interest is $80,340,000.
(3)	U.S. government securities, 2.41% to 7.00%, 9/1/2018 to 8/1/2047, market value including accrued interest is $58,710,000.
(4)	U.S. government securities, 0.00% to 11.25%, 11/15/2011 to 2/15/2041, market value including accrued interest is $21,420,009.
(5)	U.S. government securities, 2.22% to 6.50%, 12/1/2012 to 11/1/2041, market value including accrued interest is $159,447,238.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

13

WELLS FARGO ADVANTAGE MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.81%

Alabama : 1.84%

Variable Rate Demand Notes§ : 1.84%
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.14%	12/01/2043	$10,000,000	$10,000,000
Mobile County AL IDA Mobile Development Project (Energy Revenue, Svenska HandelsBanken LOC)	0.14	07/01/2040	30,000,000	30,000,000
Tuscaloosa County AL IDA Series A (Miscellaneous Revenue)	0.19	09/01/2020	6,700,000	6,700,000
				46,700,000

Arizona : 0.50%

Variable Rate Demand Notes§ : 0.50%
Arizona PFOTER Series O-1 (Utilities Revenue, Royal Bank of Canada LOC) 144A	0.13	12/01/2026	3,300,000	3,300,000
Maricopa County AZ Desert Eagles Estate Project Series 2003A-1 (Housing Revenue, FHLMC Insured)	0.38	07/01/2036	9,330,000	9,330,000
				12,630,000

Arkansas : 0.04%

Variable Rate Demand Note§: 0.04%
Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)	0.60	03/01/2014	900,000	900,000

California : 6.23%

Other Municipal Debt: 0.14%
San Diego CA County & School District Notes Series B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	01/31/2012	3,500,000	3,513,246

Variable Rate Demand Notes§ : 6.09%
ABAG Finance Authority for Non-Profit Corporations CA Hills Apartments Series A (GO - Local, FNMA Insured)	0.17	12/15/2032	6,000,000	6,000,000
California CDA Gas Supply Project (Utilities Revenue, Royal Bank of Canada LOC)	0.13	11/01/2040	16,325,000	16,325,000
California CDA PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.24	05/15/2018	23,000,000	23,000,000
California CDA PUTTER Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)	0.34	05/15/2018	7,300,000	7,300,000
California CDA PUTTER Series 3931 (Housing Revenue, JPMorgan Chase Bank LOC)	0.15	08/12/2012	5,000,000	5,000,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, Mizuho Corporate Bank LOC)	0.10	11/01/2026	600,000	600,000
California PFOTER Series 1007 Class A (Housing Revenue, FHLMC Insured)	0.48	06/01/2032	7,510,000	7,510,000
California Statewide CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured)	0.14	10/15/2030	2,200,000	2,200,000
FHLMC Series M001 Class A (Housing Revenue)	0.20	08/15/2045	26,927,631	26,927,631
FHLMC Series M002 Class A (Housing Revenue)	0.20	01/15/2047	4,355,974	4,355,974
FHLMC Series M008 Class A (Housing Revenue)	0.20	02/15/2035	19,883,812	19,883,811
Oakland CA Redevelopment Agency (Housing Revenue, FHLMC Insured)	0.34	10/01/2050	24,800,000	24,800,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue)	0.12	04/01/2038	4,000,000	4,000,000
Southern CA Metropolitan Water District Series A-1 (Water & Sewer Revenue)	0.16	07/01/2036	6,500,000	6,500,000
				154,402,416

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado : 2.68%

Variable Rate Demand Notes§ : 2.68%
Arapahoe County CO Cottrell Printing Project (IDR, KeyBank NA LOC)	0.35%	10/01/2019	$2,000,000	$2,000,000
Aurora CO Centretech Metropolitan District Series 1998-C (GO - Local, U.S. Bank NA LOC)	0.16	12/01/2028	3,065,000	3,065,000
Colorado ECFA National Jewish Federation Project (Health Revenue, U.S. Bank NA LOC)	0.15	02/01/2039	950,000	950,000
Colorado ECFA Vail Valley Foundation Project Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.16	12/01/2037	5,700,000	5,700,000
Colorado HFA Class I Series A-2 (Housing Revenue)	0.16	11/01/2026	18,000,000	18,000,000
Colorado HFA Class I Series B-2 (Housing Revenue)	0.16	05/01/2038	15,000,000	15,000,000
Denver CO City & County Refunding MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured)	0.17	12/15/2038	8,050,000	8,050,000
Denver CO PFOTER Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.17	11/15/2025	15,000,000	15,000,000

				67,765,000

Delaware : 7.08%

Variable Rate Demand Notes§ : 7.08%
Branch Bank & Trust Municipal Trust Series 5000 (Lease Revenue, RaboBank International LOC) 144A	0.23	10/01/2028	11,258,065	11,258,065
Branch Bank & Trust Municipal Trust Series 5003 (Lease Revenue, RaboBank International LOC) 144A	0.38	05/01/2027	18,588,998	18,588,998
Clipper Tax-Exempt Certified Trust Series 2004-10 (Housing Revenue)	0.29	12/01/2035	3,315,000	3,315,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Housing Revenue)	0.29	06/01/2038	13,315,000	13,315,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Housing Revenue)	0.29	01/01/2036	11,475,000	11,475,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Housing Revenue)	0.29	10/01/2036	13,720,000	13,720,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Housing Revenue)	0.29	07/01/2037	10,046,000	10,046,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Housing Revenue)	0.29	09/01/2013	1,175,000	1,175,000
Clipper Tax-Exempt Certified Trust Series 2007-26 (Housing Revenue)	0.19	05/01/2017	92,207,000	92,207,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Housing Revenue)	0.29	02/01/2013	4,327,000	4,327,000

				179,427,063

District of Columbia : 0.45%

Variable Rate Demand Notes§ : 0.45%
District of Columbia HFA PFOTER Carver Senior Apartments Project Series 4566 (Housing Revenue, FHLMC Insured)	0.38	10/01/2049	7,150,000	7,150,000
District of Columbia HFA PFOTER Galen Terrace Project Series 4568 (Housing Revenue, FHLMC Insured)	0.38	02/01/2049	4,300,000	4,300,000

				11,450,000

Florida : 7.45%

Variable Rate Demand Notes§ : 7.45%
Bay County FL Sales Tax Solar Eclipse Project Series 2006-0103 (Tax Revenue, U.S. Bank NA LOC)	0.13	03/01/2014	2,965,000	2,965,000
Brevard County FL HFA Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.16	02/01/2015	800,000	800,000
Duval County FL Camri Green Apartments (Housing Revenue, FNMA Insured)	0.17	11/15/2036	6,800,000	6,800,000
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue) 144A	0.18	07/25/2015	5,625,000	5,625,000
Florida Housing Finance Corporation Brentwood Club Apartments Project Series A-1 (Housing Revenue, FNMA LOC)	0.14	01/15/2035	5,000,000	5,000,000

2

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Housing Revenue, FNMA Insured)	0.17%	04/15/2039	$6,295,000	$6,295,000
Greater Orlando FL Aviation Authority Flight Safety Project Series A (Airport Revenue)	0.12	10/01/2023	5,800,000	5,800,000
Marion County FL HFA Paddock Apartments Project (Housing Revenue, FNMA Insured)	0.14	10/15/2032	4,000,000	4,000,000
Miami-Dade County FL Educational Facilities Authority Class A (Education Revenue, BHAC-CR AMBAC Insured)	0.15	04/01/2037	7,700,000	7,700,000
Miami-Dade County FL Expressway Authority Series 1339 (Transportation Revenue, AGC-ICC FGIC Insured)	0.24	07/01/2012	10,090,000	10,090,000
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, Assured Guaranty Insured)	0.41	04/01/2028	7,500,000	7,500,000
Orange County FL Health Facilities Authority Adventist Health Systems Project Series 237 (Hospital Revenue, AMBAC Insured)	0.35	11/15/2025	101,000,000	101,000,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.17	08/15/2035	7,060,000	7,060,000
Orlando FL Utilities Commission Series A (Utilities Revenue)	0.25	10/01/2027	6,745,000	6,745,000
Palm Beach County FL Finance Authority DRIVER Trust Series 3419 (Resource Recovery Revenue, BHAC Insured) 144A	0.14	04/01/2017	2,275,000	2,275,000
Palm Beach County FL Jewish Community Campus Corporation Project (Miscellaneous Revenue, Northern Trust Company LOC, AMBAC Insured)	0.24	03/01/2027	4,000,000	4,000,000
South Broward FL Hospital District Solar Eclipse Project Series 2006-0043 (Hospital Revenue, U.S. Bank NA LOC) 144A	0.13	11/01/2013	5,000,000	5,000,000

				188,655,000

Georgia : 0.85%

Variable Rate Demand Notes§ : 0.85%
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured)	0.16	12/15/2039	3,425,000	3,425,000
Fulton County GA Development Authority Shepherd Center Project (Hospital Revenue, FHLB LOC)	0.13	09/01/2035	1,620,000	1,620,000
Georgia George L Smith II World Congress Center (Miscellaneous Revenue, BHAC-CR NATL-RE Insured) 144A	0.24	01/01/2018	14,825,000	14,825,000
Gwinnet County GA Development Authority Ole Mexican Foods Incorporated Project (IDR, Branch Banking & Trust LOC)	0.20	05/01/2031	1,765,000	1,765,000

				21,635,000

Hawaii : 0.39%

Variable Rate Demand Note§: 0.39%
Clipper Tax-Exempt Certified Trust Series 2007-34 (GO - State)	0.19	05/01/2015	9,995,000	9,995,000

Idaho : 0.14%

Variable Rate Demand Note§: 0.14%
Gooding County ID Southfield Dairy Project (Miscellaneous Revenue, Wells Fargo Bank NA LOC) (q)	0.24	04/01/2022	3,630,000	3,630,000

Illinois : 5.24%

Variable Rate Demand Notes§ : 5.24%
Branch Bank & Trust Municipal Trust Series 5001 (Lease Revenue, RaboBank International LOC) 144A	0.23	06/01/2020	22,560,849	22,560,849
Chicago IL Series ZC-1 (GO - Local, FGIC Insured)	0.23	01/01/2023	36,403,000	36,403,000
Chicago IL Education Marine Project Series 1984 (Port Authority Revenue, FHLB LOC)	0.14	07/01/2023	4,200,000	4,200,000

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Chicago IL Enterprise Center Project Series IX (IDR, LaSalle Bank NA LOC)	0.51%	06/01/2022	$3,146,000	$3,146,000
Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)	0.51	06/01/2022	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.19	01/01/2035	20,000,000	20,000,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, FSA-CR FGIC Insured)	0.34	01/01/2014	9,740,000	9,740,000
Chicago IL P S Greetings Incorporated Project (IDR, JPMorgan Chase & Company LOC)	0.20	05/01/2024	1,135,000	1,135,000
Illinois Finance Authority Advocate Healthcare Project Series B (Health Revenue)	0.26	04/01/2051	5,000,000	5,000,000
Illinois Finance Authority DRIVER Trust Series 3302 (Education Revenue) 144A	0.15	06/01/2014	4,070,000	4,070,000
Illinois Finance Authority Rush University Education Center Obligation Group Series 2008-A (Hospital Revenue, Northern Trust Company LOC)	0.13	11/01/2045	3,500,000	3,500,000
Illinois Housing Development Authority Florida House Project Series C (Housing Revenue, JPMorgan Chase & Company LOC, GO of Authority Insured)	0.19	01/01/2027	5,310,000	5,310,000
Illinois Housing Development Authority Homeowner Mortgage A3 (Housing Revenue)	0.14	08/01/2035	10,400,000	10,400,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)	0.29	12/01/2035	3,080,000	3,080,000

				132,844,849

Indiana : 1.82%

Variable Rate Demand Notes§ : 1.82%
Gary IN Grant Street Project (IDR, JPMorgan Chase Bank LOC)	0.24	07/01/2034	5,555,000	5,555,000
Indiana HFFA Revenue Fayette Memorial Hospital Association Series A (Hospital Revenue, U.S. Bank NA LOC)	0.12	10/01/2032	4,475,000	4,475,000
Indiana Housing & CDA (Housing Revenue)	0.16	07/01/2036	29,865,000	29,865,000
Royal Bank of Canada Municipal Products Incorporated Trust Indiana University Hospital Series E-23 (Hospital Revenue, Royal Bank of Canada LOC) 144A	0.14	03/01/2036	5,000,000	5,000,000
Saint Joseph County IN Grace Christian Schools Project (IDR, Bank of New York LOC)	0.01	12/01/2016	1,075,000	1,075,000

				45,970,000

Iowa : 0.46%

Variable Rate Demand Notes§ : 0.46%
Iowa Finance Authority Chrisbro III Incorporated Project (Housing Revenue, U.S. Bank NA LOC)	0.21	08/01/2041	4,250,000	4,250,000
Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA Insured)	0.16	01/01/2039	6,815,000	6,815,000
Scott County IA Nichols Aluminum Recycling Project (IDR, U.S. Bank NA LOC)	0.45	06/01/2014	600,000	600,000

				11,665,000

Kansas : 0.13%

Variable Rate Demand Notes§ : 0.13%
Liberal KS Farmland National Beef Packing Project (IDR, RaboBank International LOC)	0.19	02/01/2029	1,000,000	1,000,000

4

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank ACB LOC)	0.22%	11/01/2020	$2,265,000	$2,265,000

				3,265,000

Kentucky : 0.84%

Other Municipal Debt: 0.39%
Kentucky Rural Water Finance Corporation Series E (Water & Sewer Revenue)	1.50	12/01/2011	10,000,000	10,006,950

Variable Rate Demand Notes§ : 0.45%
Christian County KY Association of County Leasing Series B (Lease Revenue, U.S. Bank NA LOC)	0.14	08/01/2037	2,705,000	2,705,000
Hopkins County KY Industrial Building J-Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)	0.15	10/01/2017	6,000,000	6,000,000
Jefferson County KY Industrial Zeochem LLC Project (IDR, UBS AG LOC)	0.17	08/01/2021	2,625,000	2,625,000

				11,330,000

Louisiana : 0.70%

Variable Rate Demand Notes§ : 0.70%
Ascension Parish LA BASF Corporation Project (Miscellaneous Revenue)	0.29	03/01/2025	7,900,000	7,900,000
Louisiana Public Facilities Authority Christus Health Project Series B-3 (Hospital Revenue, Bank of New York LOC)	0.10	07/01/2047	3,000,000	3,000,000
Louisiana Public Facilities Authority PC Allied Signal Incorporated Project (Miscellaneous Revenue)	0.21	08/01/2017	6,815,000	6,815,000

				17,715,000

Maryland : 0.51%

Variable Rate Demand Notes§ : 0.51%
Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)	0.16	11/01/2033	4,445,000	4,445,000
Maryland Industrial Development Finance Authority Foodswing Project Series 2008 (IDR, Bank of America NA LOC)	0.47	04/01/2023	8,500,000	8,500,000

				12,945,000

Massachusetts : 0.36%

Variable Rate Demand Notes§ : 0.36%
Massachusetts State Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.35	06/01/2018	2,000,000	2,000,000
University of Massachusetts Building Authority (GO - State, State Guaranteed Insured)	0.23	11/01/2034	7,045,000	7,045,000

				9,045,000

Michigan : 3.27%

Other Municipal Debt : 1.07%
Michigan Hospital Finance Authority Series 08-C (Health Revenue)	0.11	11/02/2011	12,000,000	12,000,000
Michigan Hospital Finance Authority Series 08-C (Health Revenue)	0.11	11/07/2011	10,000,000	10,000,000
Michigan Hospital Finance Authority Series 09-C (Health Revenue)	0.14	11/16/2011	5,000,000	5,000,000

				27,000,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ : 2.20%
Michigan Finance Authority ROC RR-II-R-11988 (Miscellaneous Revenue) 144A	0.14%	12/01/2033	$3,000,000	$3,000,000
Michigan Housing Development Authority Rental Housing Project Series 2010-F (Hospital Revenue)	0.23	11/15/2049	6,500,000	6,500,000
Michigan Housing Development Authority Series D (Housing Revenue, AGM GO of Authority Insured)	0.15	12/01/2038	13,000,000	13,000,000
Michigan Solid Waste Disposal L’Anse Warden Company Project Series 2008 (Resource Recovery Revenue)	0.50	02/01/2028	19,215,000	19,215,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit (Hospital Revenue)	0.23	11/15/2049	6,000,000	6,000,000
Michigan State Housing Development Authority Rental Housing Project (Housing Revenue, GO of Authority Insured)	0.16	10/01/2037	8,130,000	8,130,000

				55,845,000

Minnesota : 2.41%

Other Municipal Debt: 0.08%
Minnesota Rural Water Finance Authority (Water & Sewer Revenue)	1.25	04/01/2012	2,000,000	2,004,945

Variable Rate Demand Notes§ : 2.33%
Bloomington MN Norlan Partners Series B (Housing Revenue, LaSalle Bank NA LOC)	0.34	07/15/2032	1,100,000	1,100,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)	0.18	01/15/2038	15,865,000	15,865,000
Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)	0.15	08/15/2038	750,000	750,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.14	10/01/2031	2,435,000	2,435,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Project Series B2 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.14	11/15/2035	4,515,000	4,515,000
Minneapolis & St. Paul MN Housing & RDA HCFR Series A (Hospital Revenue, AGM Insured)	0.18	08/15/2034	150,000	150,000
Minneapolis MN MFHR Driftwood Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.19	10/01/2024	235,000	235,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.12	05/01/2026	1,100,000	1,100,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.12	10/01/2021	600,000	600,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, LaSalle Bank NA LOC)	0.29	12/01/2048	300,000	300,000
Minnesota Bond Securitization Trust Certificate Series S1 Class A (Housing Revenue, PNC Bank NA LOC)	0.29	02/01/2027	530,000	530,000
Minnesota Bond Securitization Trust Certificate Series S2 Class A (Housing Revenue, PNC Bank NA LOC)	0.29	11/01/2028	680,000	680,000
Minnesota HFA Residential Housing Finance Project Series C (Housing Revenue)	0.16	07/01/2036	6,100,000	6,100,000
Minnesota HFA Series C (Housing Revenue, GO of Agency Insured)	0.16	07/01/2048	6,000,000	6,000,000
Minnesota Office of Higher Education Chevron USA Incorporated Project Series L (IDR)	0.15	09/01/2046	12,500,000	12,500,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.22	03/01/2033	500,000	500,000
Minnesota State HEFAR Trustees Hamline University Series 6E3 (Education Revenue, Harris NA LOC)	0.14	10/01/2016	350,000	350,000
Minnesota State HFA Residential Housing Series 1 (Housing Revenue, GO of Agency Insured)	0.16	01/01/2036	300,000	300,000
Plymouth MN MFHR The Lake Apartments Project (Housing Revenue, FHLMC Insured)	0.18	08/01/2034	550,000	550,000
Ramsey County MN MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)	0.29	10/01/2038	700,000	700,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured)	0.18	06/01/2032	700,000	700,000

6

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Stevens County MN Riverview Dairy Project Series 2007 (Miscellaneous Revenue, AgCountry Farm Credit LOC)	0.25%	08/01/2032	$1,400,000	$1,400,000
Swift County MN East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit LOC)	0.25	04/01/2033	1,800,000	1,800,000

				59,160,000

Mississippi : 1.00%

Variable Rate Demand Notes§ : 1.00%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.09	12/01/2030	8,300,000	8,300,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series L (IDR)	0.10	11/01/2035	9,600,000	9,600,000
Mississippi Development Bank Special Obligation Solar Eclipse Project Series 2006-0153 (GO - State, U.S. Bank NA LOC)	0.13	03/01/2014	7,455,000	7,455,000

				25,355,000

Missouri : 0.84%

Variable Rate Demand Notes§ : 0.84%
Clipper Tax-Exempt Certificate Trust Series 2005-14 (Housing Revenue)	0.29	03/01/2038	6,916,000	6,916,000
Greene County MO Stasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.22	08/01/2038	2,160,000	2,160,000
Kansas City MO IDA Ewing Marion Kauffman Foundation (IDR)	0.14	04/01/2027	4,700,000	4,700,000
Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)	0.14	06/01/2037	3,475,000	3,475,000
St. Charles County MO United Handicap Services (Health Revenue, U.S. Bank NA LOC)	0.27	07/01/2023	3,900,000	3,900,000

				21,151,000

Montana : 0.28%

Variable Rate Demand Note§: 0.28%
Clipper Tax-Exempt Certificate Trust Series 2009-22 (Housing Revenue) 144A	0.26	12/01/2036	7,030,000	7,030,000

Nebraska : 0.24%

Variable Rate Demand Note§: 0.24%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.24	09/01/2031	6,190,000	6,190,000

Nevada : 0.71%

Variable Rate Demand Note§: 0.71%
Reno NV Refunding Senior Lien Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC)	0.14	06/01/2042	18,000,000	18,000,000

New Hampshire : 1.36%

Variable Rate Demand Notes§ : 1.36%
Clipper Tax-Exempt Certified Trust Series 2005-03 (Housing Revenue)	0.26	02/01/2013	28,140,000	28,140,000
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue) 144A	0.14	06/01/2039	6,330,000	6,330,000

				34,470,000

7

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey : 1.85%

Variable Rate Demand Notes§ : 1.85%
New Jersey EDA Natural Gas Company Series A (Utilities Revenue)	0.13%	09/01/2027	$3,345,000	$3,345,000
New Jersey EDA Natural Gas Company Series C (Utilities Revenue)	0.16	08/01/2041	15,000,000	15,000,000
New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11571 (Education Revenue, Assured Guaranty Insured)	0.29	06/01/2016	10,700,000	10,700,000
New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured) 144A	0.29	06/01/2016	17,745,000	17,745,000

				46,790,000

New Mexico : 1.34%

Variable Rate Demand Notes§ : 1.34%
New Mexico Educational Assistance Foundation Series A-1 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.17	04/01/2034	6,375,000	6,375,000
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.17	04/01/2034	6,405,000	6,405,000
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)	0.27	04/01/2037	21,110,000	21,110,000

				33,890,000

New York : 7.29%

Other Municipal Debt : 0.31%
New York Metropolitan Transportation Authority Series A (Transportation Revenue)	0.16	01/10/2012	5,000,000	5,000,000
New York NY Housing Development Corporation Series E-2 (GO - State) §	0.25	05/01/2041	3,000,000	3,000,000

				8,000,000

Variable Rate Demand Notes§ : 6.98%
Clipper Tax-Exempt Certified Trust Series 2009-85 (Housing Revenue) 144A	0.29	09/01/2034	12,200,000	12,200,000
Monroe County NY IDA Urban Focus LP Project Series 2007 (Housing Revenue, FHLMC Insured)	0.34	02/01/2046	3,320,000	3,320,000
Nassau Health Care Corporation New York Series B-2 (Miscellaneous Revenue, TD Bank NA LOC)	0.09	08/01/2029	3,400,000	3,400,000
New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Education Revenue, Bank of America NA LOC)	0.28	05/01/2037	2,600,000	2,600,000
New York City NY Municipal Water Finance Authority (Water & Sewer Revenue)	0.10	06/15/2038	18,400,000	18,400,000
New York Environmental Facilities Waste Management Incorporated Project Series 2002-B (Water & Sewer Revenue, JPMorgan Chase Bank LOC)	0.15	05/01/2019	3,700,000	3,700,000
New York HFA Ocean Park Apartments Series A (Housing Revenue)	0.13	05/15/2035	12,420,000	12,420,000
New York HFA ROC RR-II-R 11700 Series B (Housing Revenue) 144A	0.20	05/01/2038	6,810,000	6,810,000
New York Housing Finance Agency 1501 Associates LP Project (GO - State, FNMA Insured)	0.13	05/15/2032	11,300,000	11,300,000
New York Housing Finance Agency Eleventh Avenue Housing Project Series A (GO - State, FNMA Insured)	0.13	05/15/2041	48,500,000	48,500,000
New York Housing Finance Agency West 23rd Street Series 2002-A (GO - State, FNMA Insured)	0.13	05/15/2033	4,100,000	4,100,000
New York Metropolitan Transportation Authority Series 2005-A ROC-RR-II-R-594PB (Transportation Revenue, AGC-ICC AMBAC Insured)	0.29	11/15/2013	1,000,000	1,000,000

8

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
New York Metropolitan Transportation Authority Series 2006-B ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured) 144A	0.29%	11/15/2027	$4,550,000	$4,550,000
New York Mortgage Agency Homeowner ROC RR-II-R 11703 (Housing Revenue) 144A	0.19	10/01/2031	9,850,000	9,850,000
New York NY DRIVER Trust Series 3381 (Housing Revenue) 144A	0.25	10/01/2023	2,970,000	2,970,000
New York NY DRIVER Trust Series 3477 (Water & Sewer Revenue) 144A	0.14	06/15/2017	4,000,000	4,000,000
New York NY Housing Development Corporation Series 143 ROC RR-II-R 11699 (Housing Revenue) 144A	0.20	11/01/2040	6,120,000	6,120,000
New York NY Housing Development Corporation Series I (GO - State)	0.32	05/01/2043	5,000,000	5,000,000
New York NY Housing Development Corporation Series M (GO - State)	0.30	11/01/2013	1,000,000	1,000,000
New York NY Housing Finance Agency Series 2004-A (GO - Local, FHLMC Insured)	0.13	11/01/2033	200,000	200,000
New York NY Series I Subseries I-7 (Tax Revenue, Bank of America NA LOC)	0.18	04/01/2036	2,700,000	2,700,000
New York NY Subseries F-4 (GO - Local, Sumitomo Mitsui Banking LOC)	0.10	09/01/2035	3,200,000	3,200,000
New York NY Transitional Finance Authority Series 3-H (Miscellaneous Revenue)	0.10	11/01/2022	560,000	560,000
New York State Dormitory Authority North Shore Long Island Jewish Series B (Hospital Revenue, TD Bank NA LOC)	0.10	07/01/2039	3,000,000	3,000,000
New York State Dormitory Authority NY Law School (Education Revenue, TD Bank NA LOC)	0.10	07/01/2038	4,500,000	4,500,000
New York State Dormitory Authority Rockefeller University Series B (Education Revenue)	0.09	07/01/2040	1,350,000	1,350,000

				176,750,000

North Carolina : 0.55%

Variable Rate Demand Notes§ : 0.55%
North Carolina Educational Facilities Authority Hill Center Project (Education Revenue, Branch Banking & Trust LOC)	0.15	07/01/2028	4,530,000	4,530,000
North Carolina Healthcare Facilities Authority Hospice Alamance Project (Health Revenue, Branch Banking & Trust LOC)	0.15	12/01/2033	4,900,000	4,900,000
Piedmont NC Triad Airport Authority Series B (Airport Revenue, Branch Banking & Trust LOC)	0.13	07/01/2029	4,470,000	4,470,000

				13,900,000

North Dakota : 1.51%

Other Municipal Debt: 0.98%
Mercer County ND Series 09-1 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25	11/15/2011	25,000,000	25,000,000

Variable Rate Demand Notes§ : 0.53%
Fargo ND IDA Cass Clay Creamery Incorporated Project (IDR, CoBank ACB LOC)	0.22	12/01/2012	700,000	700,000
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.33	12/01/2022	2,440,000	2,440,000
North Dakota State HFA Home Mortgage Program Series A (Housing Revenue, GO of Agency Insured)	0.15	07/01/2037	7,210,000	7,210,000
Richland County ND Recovery Zone Facility Minnesota-Dakota Farmers Cooperative Project Series 2010C (Miscellaneous Revenue, CoBank ACB LOC)	0.15	11/01/2028	3,000,000	3,000,000

				13,350,000

9

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Ohio : 2.23%

Variable Rate Demand Notes§ : 2.23%
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Energy Revenue, CoBank ACB LOC)	0.25%	09/01/2037	$49,500,000	$49,500,000
Ohio Housing Finance Agency Series N (GO - State, GNMA/FNMA Insured)	0.15	09/01/2036	7,000,000	7,000,000

				56,500,000

Oregon : 1.00%

Variable Rate Demand Notes§ : 1.00%
Oregon Beef Northwest Feeders Project (IDR, Northwest Farm Credit LOC)	0.29	01/01/2016	825,000	825,000
Oregon Beef Northwest Feeders Project Series 207 (IDR, Northwest Farm Credit LOC)	0.29	01/01/2019	815,000	815,000
Oregon Behlen Manufacturing Company Project (IDR, Bank of America NA LOC)	0.28	06/01/2017	5,500,000	5,500,000
Oregon Health & Science University Series B-2 (Education Revenue, U.S. Bank NA LOC)	0.13	07/01/2027	3,130,000	3,130,000
Oregon Veterans Welfare Series 85 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.13	06/01/2041	15,140,000	15,140,000

				25,410,000

Other : 3.46%

Variable Rate Demand Notes§ : 3.46%
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, FHLMC Insured)	0.29	03/01/2012	11,650,000	11,650,000
Clipper Tax-Exempt Certified Trust Series 2009-4 (Miscellaneous Revenue)	0.29	10/01/2033	36,000	36,000
Merrill Lynch PFOTER Class A (Housing Revenue)	0.44	05/15/2035	50,400,000	50,400,000
Merrill Lynch PFOTER Class A (Housing Revenue)	0.44	05/01/2032	25,430,000	25,430,000

				87,516,000

Pennsylvania : 3.74%

Variable Rate Demand Notes§ : 3.74%
Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation Project (Health Revenue, FNMA Insured)	0.14	07/15/2028	4,500,000	4,500,000
Allegheny County PA IDA United Jewish Federation Project Series A (IDR, PNC Bank NA LOC)	0.14	10/01/2026	3,177,000	3,177,000
Berks County PA PFOTER Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.14	11/01/2012	4,000,000	4,000,000
Central Bradford County PA PFOTER Series C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.14	12/01/2041	3,000,000	3,000,000
Lehigh County PA PFOTER (Miscellaneous Revenue, Bank of America NA LOC)	0.43	08/15/2042	6,100,000	6,100,000
Northampton County PA Higher Education Authority Lehigh University Project Series A (Education Revenue)	0.10	11/15/2021	2,580,000	2,580,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.19	11/01/2019	1,000,000	1,000,000
Pennsylvania EDFA Series G10 (Port Authority Revenue, PNC Bank NA LOC)	0.18	12/01/2025	700,000	700,000
Pennsylvania Housing Finance Agency Series 74-A (GO - State, GO of Agency Insured)	0.17	10/01/2032	5,300,000	5,300,000
Pennsylvania Housing Finance Agency Series 82-B (GO - State, GO of Agency Insured)	0.14	04/01/2034	8,965,000	8,965,000

10

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Pennsylvania Housing Finance Agency Series 88-B (GO - State, GO of Agency Insured)	0.13%	10/01/2036	$10,665,000	$10,665,000
Pennsylvania Housing Finance Agency Series 88-C (GO - State, GO of Agency Insured)	0.13	04/01/2037	7,460,000	7,460,000
Pennsylvania Housing Finance Agency Series 94-B (GO - State, GO of Agency Insured)	0.13	04/01/2027	8,790,000	8,790,000
Pennsylvania State University Project Series B (Education Revenue)	0.30	06/01/2031	6,400,000	6,400,000
Philadelphia PA School District GO Series 2007-A (GO - Local, Branch Banking & Trust LOC)	0.15	01/04/2029	2,235,000	2,235,000
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue, PNC Bank NA LOC)	0.13	03/01/2022	19,765,000	19,765,000

				94,637,000

Puerto Rico : 2.79%

Variable Rate Demand Notes§ : 2.79%
Puerto Rico Aqueduct & Sewer Authority Series 2601 (Water & Sewer Revenue, Assured Guaranty Insured)	0.19	07/01/2047	6,000,000	6,000,000
Puerto Rico Sales Tax Finance Corporation Series 3033 (Tax Revenue) 144A	0.19	08/01/2050	8,880,000	8,880,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2574 (Water & Sewer Revenue, Assured Guaranty Insured)	0.19	07/01/2047	5,000,000	5,000,000
Puerto Rico Sales Tax Finance Corporation Series 3036 (Tax Revenue)	0.19	08/01/2050	22,960,387	22,960,387
Puerto Rico Commonwealth Various Refunding Public Improvements (Miscellaneous Revenue, Barclays Bank plc LOC, AGM Insured)	0.10	07/01/2020	500,000	500,000
Puerto Rico PUTTER DRIVER Series 3920 (GO - State, JPMorgan Chase Bank LOC) 144A	0.15	05/01/2013	26,700,000	26,700,000
Puerto Rico HFA Series 2984 (Housing Revenue, HUD Loan Insured)	0.14	06/01/2012	700,000	700,000

				70,740,387

Rhode Island : 0.12%

Other Municipal Debt: 0.12%
Providence RI TAN (Tax Revenue)	2.00	06/29/2012	3,000,000	3,033,505

South Carolina : 2.07%

Other Municipal Debt : 0.28%
York County SC Series 00-B1 (Miscellaneous Revenue)	0.45	12/01/2011	2,000,000	2,000,000
York County SC Series 00-B2 (Miscellaneous Revenue)	0.45	12/01/2011	5,000,000	5,000,000

				7,000,000

Variable Rate Demand Notes§ : 1.79%
Berkeley County SC Nucor Corporation Project (IDR)	0.19	09/01/2028	24,000,000	24,000,000
South Carolina Housing Finance & Development Authority PFOTER Wyndham Pointe Apartments Project (Housing Revenue, FHLMC Insured)	0.38	03/21/2019	6,895,000	6,895,000
South Carolina EDA AnMed Health Project Series C (Hospital Revenue, Branch Banking & Trust LOC)	0.13	02/01/2033	4,980,000	4,980,000
South Carolina Transportation Infrastructure Series 1283 (Tax Revenue, BHAC-CR AMBAC Insured)	0.18	04/01/2012	9,515,000	9,515,000

				45,390,000

Tennessee : 1.88%

Other Municipal Debt: 0.14%
Sevier County TN Public Building Authority (Miscellaneous Revenue)	1.25	05/01/2012	3,500,000	3,510,381

11

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ : 1.74%
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.18%	09/01/2018	$6,430,000	$6,430,000
Municipal Energy Acquisition Corporation PFOTER Tennessee Gas Project Series 1578 (Utilities Revenue)	0.19	12/01/2016	31,840,000	31,840,000
Nashville & Davidson Counties TN HEFA Lipscomb University Project (Education Revenue, FHLB LOC)	0.13	11/01/2028	1,100,000	1,100,000
Sevier County TN Public Building Authority Public Improvement Project Series B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.15	06/01/2035	4,735,000	4,735,000

				44,105,000

Texas : 13.15%

Variable Rate Demand Notes§ : 13.15%
Calhoun County TX Formosa Plastics Corporation Project Series A (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.16	09/01/2039	12,300,000	12,300,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.16	09/01/2041	11,200,000	11,200,000
Calhoun County TX Formosa Plastics Corporation Project Series C (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.16	09/01/2031	10,000,000	10,000,000
Clipper Tax-Exempt Certified Trust COP Series 2007-23 (Water & Sewer Revenue)	0.19	10/01/2018	1,460,000	1,460,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project (Energy Revenue)	0.16	03/01/2023	10,800,000	10,800,000
Houston TX Housing Finance Corporation PFOTER Kensington Place Apartments Series 2004 (Housing Revenue, FHLMC Insured)	0.34	02/01/2048	12,040,000	12,040,000
Houston TX Housing Finance Corporation PFOTER Sterlingshire Apartments Project Series 2003 A-1 (Housing Revenue, FHLMC Insured)	0.38	04/01/2040	3,550,000	3,550,000
Jewett Economic Development Corporation Nucor Corporation Project (IDR)	0.19	08/01/2038	6,200,000	6,200,000
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2006 (Energy Revenue, Flint Hills Resources Guaranteed)	0.32	01/01/2030	16,500,000	16,500,000
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2007 (Energy Revenue, Flint Hills Resources Guaranteed)	0.32	01/01/2032	9,325,000	9,325,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Energy Revenue)	0.29	05/01/2033	12,900,000	12,900,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Energy Revenue)	0.30	04/01/2037	15,000,000	15,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series 2002 (Energy Revenue)	0.21	12/01/2027	22,035,000	22,035,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.14	11/01/2040	39,025,000	39,025,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series B (Energy Revenue)	0.15	12/01/2039	2,600,000	2,600,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series C (Energy Revenue)	0.15	12/01/2039	1,400,000	1,400,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Energy Revenue)	0.32	01/01/2030	20,000,000	20,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Energy Revenue)	0.32	04/01/2028	13,000,000	13,000,000
San Antonio TX Drury Southwest Hotel Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.17	10/01/2035	20,900,000	20,900,000
San Antonio TX PFOTER (GO - Local, FHLMC LOC)	0.34	03/30/2019	5,770,000	5,770,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	0.14	09/01/2038	7,355,000	7,355,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)	0.19	12/15/2026	58,000,000	58,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)	0.19	12/15/2026	11,578,948	11,578,948

12

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Texas PFOTER Series E-27 (Health Revenue, Royal Bank of Canada LOC) 144A	0.14%	06/01/2027	$3,000,000	$3,000,000
Texas PUTTER DRIVER Series 3946 (GO - State, JPMorgan Chase Bank LOC) 144A	0.15	08/30/2012	7,200,000	7,200,000

				333,138,948

Utah : 0.69%

Variable Rate Demand Note§: 0.69%
Utah Board of Rights Senior Series A (Education Revenue, Royal Bank of Canada LOC)	0.17	11/01/2045	17,500,000	17,500,000

Virginia : 2.26%

Variable Rate Demand Notes§ : 2.26%
Alexandria VA Redevelopment & Housing PFOTER Series C-2 (Housing Revenue, Royal Bank of Canada LOC)	0.21	01/01/2014	17,250,000	17,250,000
Fairfax County VA IDA Inova Health Project Series A-1 (Hospital Revenue)	0.26	05/15/2039	7,000,000	7,000,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC Insured)	0.19	11/15/2036	24,799,000	24,799,000
Norfolk VA EDA Sentra Healthcare Project (Hospital Revenue)	0.26	11/01/2034	5,905,000	5,905,000
Virginia Commonwealth University Health System Authority Series B (Hospital Revenue, Branch Banking & Trust LOC)	0.13	07/01/2037	2,175,000	2,175,000

				57,129,000

Washington : 0.72%

Variable Rate Demand Notes§ : 0.72%
King County WA Series 3090 (Water & Sewer Revenue, FSA Insured) 144A	0.14	01/01/2039	4,790,000	4,790,000
Pierce County WA Economic Development Corporation Truss Company Project (IDR, U.S. Bank NA LOC)	0.17	01/01/2020	2,475,000	2,475,000
Port Tacoma WA ROC-RR-II-R 12056 (Port Authority Revenue, FSA-CR FGIC Insured)	0.20	06/26/2014	9,900,000	9,900,000
Washington Series 2650-Z (GO - State, FSA Insured)	0.15	07/01/2013	1,000,000	1,000,000

				18,165,000

West Virginia : 0.67%

Variable Rate Demand Notes§ : 0.67%
West Virginia EDA Appalachian Power Company Series B (Resource Recovery Revenue, Mizuho Corporate Bank LOC)	0.16	02/01/2036	7,000,000	7,000,000
West Virginia EDA Morgantown Energy (Utilities Revenue, Union Bank NA LOC)	0.17	04/01/2027	10,000,000	10,000,000

				17,000,000

Wisconsin : 4.67%

Other Municipal Debt : 0.89%
Wisconsin HEFA Series 08-B (Health Revenue)	0.22	12/05/2011	18,000,000	18,000,000
Wisconsin Rural Water Construction Loan Program Commission Series 2010 (Water & Sewer Revenue)	1.50	11/01/2011	4,550,000	4,550,000

				22,550,000

13

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ : 3.78%
Brodhead WI Stoughton Trailers Incorporated Project (IDR, Bank One NA LOC)		0.19%	08/01/2020	$6,800,000	$6,800,000
Menomonee Falls WI Mero Structures Incorporated Project (IDR, U.S. Bank NA LOC)		0.20	09/01/2021	1,430,000	1,430,000
West Bend WI Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)		0.45	09/01/2019	810,000	810,000
Wisconsin Housing & EDA Series A (Housing Revenue, GO of Authority Insured)		0.16	09/01/2022	27,020,000	27,020,000
Wisconsin Housing & EDA Series A (Housing Revenue, GO of Authority Insured)		0.24	05/01/2035	4,580,000	4,580,000
Wisconsin Housing & EDA Series C (Housing Revenue, GO of Authority Insured)		0.18	03/01/2028	26,365,000	26,365,000
Wisconsin PFA Midwestern Disaster Area Series A (Housing Revenue, GO of Authority Insured)		0.14	09/01/2036	2,800,000	2,800,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR AMBAC Insured)		0.18	07/01/2013	8,970,000	8,970,000
Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)		0.12	04/01/2028	17,000,000	17,000,000

					95,775,000

Total Municipal Bonds and Notes (Cost $2,528,475,690)					2,528,475,690

Total Investments in Securities (Cost $2,528,475,690)*	99.81%				2,528,475,690

Other Assets and Liabilities, Net	0.19				4,823,829

Total Net Assets	100.00%				$2,533,299,519

§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(q)	Credit enhancement is provided by an affiliate.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

14

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 100.37%

Alabama : 3.36%

Variable Rate Demand Notes§ : 3.36%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Hospital Revenue) 144A	0.14%	05/15/2015	$23,625,000	$23,625,000
Calhoun County AL Economic Development Council Southern BAG Expansion Project Series 1998 (IDR, Bank of America NA LOC)	0.42	03/01/2013	1,150,000	1,150,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR)	0.08	05/01/2041	1,370,000	1,370,000
Mobile AL Industrial Development Board Project Series 2006 (IDR)	0.18	08/01/2031	6,000,000	6,000,000
Mobile County AL IDA Series B (Energy Revenue, Svenska HandelsBanken LOC)	0.14	07/01/2040	22,500,000	22,500,000
Sylacauga AL Harrell’s Fertilizer Incorporated (IDR, Bank of America NA LOC)	0.60	04/01/2021	2,000,000	2,000,000

				56,645,000

Arizona : 0.69%

Variable Rate Demand Notes§ : 0.69%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.29	11/01/2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.22	08/01/2026	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR, PNC Bank NA LOC)	0.18	10/01/2026	2,995,000	2,995,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.22	08/01/2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Sorio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services America LOC)	0.22	05/01/2027	1,250,000	1,250,000

				11,595,000

California : 2.71%

Variable Rate Demand Notes§ : 2.71%
California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.24	05/15/2018	900,000	900,000
California HFFA California Presbyterian Homes (Health Revenue, Union Bank NA LOC)	0.10	07/01/2034	4,000,000	4,000,000
California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (GO - State, Branch Banking & Trust LOC, FSA Insured)	0.16	07/10/2027	1,560,000	1,560,000
California Statewide CDA Gas Supply (Energy Revenue)	0.13	11/01/2040	9,000,000	9,000,000
JPMorgan Chase PUTTER Trust Series 3931 (Tax Revenue)	0.15	08/12/2012	5,000,000	5,000,000
JPMorgan Chase PUTTER Trust Series 3934 (Tax Revenue) 144A	0.15	08/07/2012	13,195,000	13,195,000
Los Angeles CA Airport PUTTER Series 2000-A (Airport Revenue) 144A	0.20	11/15/2025	8,000,000	8,000,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)	0.14	05/15/2034	1,650,000	1,650,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.14	09/15/2032	2,500,000	2,500,000

				45,805,000

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado : 1.67%

Variable Rate Demand Notes§ : 1.67%
Colorado HFA Class I Series B-2 (Housing Revenue)	0.16%	05/01/2038	$10,000,000	$10,000,000
Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)	0.19	01/01/2032	3,660,000	3,660,000
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, Mercantile Bank LOC) 144A	0.50	09/01/2023	3,230,000	3,230,000
Denver CO City & County Western Stock Show Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.22	07/01/2029	1,770,000	1,770,000
Harvest Junction CO Metropolitan District GO Series 2006 (GO - Local, U.S. Bank NA LOC)	0.20	12/01/2036	3,285,000	3,285,000
RBC Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.17	11/15/2025	5,000,000	5,000,000
Town of Hudson CO Series A (IDR, U.S. Bank NA LOC)	0.27	11/01/2020	1,250,000	1,250,000

				28,195,000

District of Columbia : 0.33%

Variable Rate Demand Notes§ : 0.33%
District of Columbia Enterprise Zone 14th & Irving (IDR, Bank of America NA LOC)	0.60	05/01/2022	1,795,000	1,795,000
Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, FSA-CR FGIC Insured)	0.24	10/01/2014	3,755,000	3,755,000

				5,550,000

Florida : 4.67%

Other Municipal Debt: 0.23%
Hillsborough County FL Series A (Miscellaneous Revenue)	0.21	11/03/2011	4,000,000	4,000,000

Variable Rate Demand Notes§ : 4.44%
Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)	0.47	11/01/2022	1,850,000	1,850,000
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured)	0.17	06/15/2034	4,175,000	4,175,000
Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.16	02/01/2015	2,200,000	2,200,000
Escambia County FL Daw’s Manufacturing Company Incorporated Project (IDR, Bank of America NA LOC)	0.31	02/01/2017	1,905,000	1,905,000
Florida Housing Finance Corporation Brentwood Club Apartments Series A-1 (Housing Revenue, FNMA LOC)	0.14	01/15/2035	4,545,000	4,545,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured)	0.14	12/15/2041	1,860,000	1,860,000
Greater Orlando FL Aviation Authority Flight Safety Project Series B (Airport Revenue)	0.12	10/01/2035	6,380,000	6,380,000
Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, Assured Guaranty Insured) 144A	0.24	10/01/2032	8,645,000	8,645,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.18	09/15/2038	1,220,000	1,220,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured)	0.14	07/15/2033	3,300,000	3,300,000
Lee County FL HFA SFHR Series 2908Z (Housing Revenue, GNMA/FNMA Insured)	0.24	09/01/2015	3,365,000	3,365,000
Lee County FL HFA SFHR Series 2909Z (Housing Revenue, GNMA/FNMA Insured)	0.24	09/01/2015	3,370,000	3,370,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.18	03/01/2024	11,000,000	11,000,000

2

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.17%	05/15/2038	$6,930,000	$6,930,000
Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC)	0.16	04/15/2040	7,650,000	7,650,000
Pasco County FL PAC-MED Incorporated Project (IDR, Bank of America NA LOC)	0.55	08/01/2017	900,000	900,000
Polk County FL IDA Sun Orchard Florida Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)	0.59	01/01/2019	720,000	720,000
RBC Municipal Products Incorporated Trust Series E2 (Housing Revenue, Royal Bank of Canada LOC)	0.18	01/01/2034	1,570,000	1,570,000
Sarasota County FL Planned Parenthood Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.17	10/01/2041	1,700,000	1,700,000
Tallahassee FL Rose Printing Company Incorporated Project Series A (IDR, Branch Banking & Trust LOC)	0.22	10/01/2015	1,635,000	1,635,000

				74,920,000

Georgia : 1.73%

Variable Rate Demand Notes§ : 1.73%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.22	11/01/2033	16,800,000	16,800,000
Carroll County GA Development Authority Royal Metal Products Incorporated Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.22	01/18/2027	2,455,000	2,455,000
Cobb County GA IDA Standex International Corporation Project (IDR, Bank of America NA LOC)	0.60	01/01/2018	3,300,000	3,300,000
Georgia State Port Authority (Port Authority Revenue, Branch Banking & Trust LOC)	0.22	06/01/2022	3,300,000	3,300,000
Georgia State Port Authority (IDR, Branch Banking & Trust LOC)	0.22	10/01/2023	3,360,000	3,360,000

				29,215,000

Idaho : 0.53%

Variable Rate Demand Notes§ : 0.53%
Cassia County ID Industrial Development Corporation East Valley Cattle LLC Project Series 2006 (IDR, Rabobank NA LOC)	0.19	08/01/2026	7,000,000	7,000,000
Cassia County ID Industrial Development Corporation OAK Valley Heifers LLC (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.25	06/01/2027	2,000,000	2,000,000

				9,000,000

Illinois : 3.65%

Variable Rate Demand Notes§ : 3.65%
Austin IL Trust Series 2008-1098 (Hospital Revenue, Assured Guaranty Insured)	0.30	08/15/2047	3,178,000	3,178,000
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris Trust & Savings Bank LOC)	0.21	07/01/2033	2,810,000	2,810,000
Chicago IL ROC RR II R-11940 (Tax Revenue) 144A	0.17	07/01/2028	1,400,000	1,400,000
Chicago IL Tax Increment Stockyards Industrial Commercial Redevelopment Project Series A (Tax Revenue, Northern Trust Company LOC)	0.19	12/01/2011	1,560,000	1,560,000
Chicago IL Tax Increment Stockyards Industrial Commercial Redevelopment Project Series B (Tax Revenue, Northern Trust Company LOC)	0.19	12/01/2014	1,975,000	1,975,000
Cook County IL PUTTER Series 559 (Tax Revenue, NATL-RE Insured)	0.16	05/15/2012	2,665,000	2,665,000

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, Bank of Nova Scotia LOC)	0.21%	12/01/2013	$3,125,000	$3,125,000
Illinois Development Finance Authority Glenwood School for Boys Series 1998 (Education Revenue, Harris Trust & Savings Bank LOC)	0.15	02/01/2033	650,000	650,000
Illinois Development Finance Authority MCL Incorporated Project (IDR)	0.39	06/01/2017	2,055,000	2,055,000
Illinois Finance Authority Easter Seals Metro Chicago Incorporated Project Series 2007 (Miscellaneous Revenue, Harris NA LOC)	0.16	04/01/2037	400,000	400,000
Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Hospital Revenue, Northern Trust Company LOC)	0.11	01/01/2048	3,000,000	3,000,000
Illinois Finance Authority International Ink Company (IDR, JPMorgan Chase Bank LOC)	0.19	01/01/2034	830,000	830,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase Bank LOC)	0.39	12/01/2018	590,000	590,000
Illinois Housing Development Authority Homeowner Mortgage (Housing Revenue)	0.14	08/01/2035	8,600,000	8,600,000
Illinois Metropolitan Pier & Exposition Authority Series 3219 (Port Authority Revenue) 144A	0.14	06/15/2050	10,000,000	10,000,000
Illinois Metropolitan Pier & Exposition Authority Series 3221 (Port Authority Revenue) 144A	0.14	06/15/2050	12,500,000	12,500,000
Lake County IL Brown Paper Goods Project (IDR, Bank One NA LOC)	0.39	10/01/2021	1,025,000	1,025,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.19	07/01/2029	2,600,000	2,600,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.55	12/01/2014	1,850,000	1,850,000
West Frankfort IL Kroger Company Series 2004 (IDR, U.S. Bank NA LOC)	0.21	11/01/2012	800,000	800,000

				61,613,000

Indiana : 2.37%

Variable Rate Demand Notes§ : 2.37%
City of Crawfordsville IN Economic Development Performance Master LLC Project (IDR, Bank of America NA LOC)	0.23	10/01/2018	1,400,000	1,400,000
Greensburg IN MFHR Community Partners Village II Project Series 2002 (Housing Revenue, FHLB LOC)	0.17	09/01/2029	2,540,000	2,540,000
Indiana State Development Finance Authority Goodwill Industries Central Project Series 1996 (IDR, JPMorgan Chase Bank LOC)	0.22	06/01/2016	685,000	685,000
Indiana HFFA Revenue Fayette Memorial Hospital Association Series A (Hospital Revenue, U.S. Bank NA LOC)	0.12	10/01/2032	945,000	945,000
Indiana State Development Finance Authority Shelby Gravel Incorporated Project (IDR)	0.20	10/01/2017	1,620,000	1,620,000
Lafayette IN Solid Water Disposal Tate & Lyle Ingredients Project Series 2006 (Resource Recovery Revenue)	0.19	09/01/2028	24,200,000	24,200,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.17	03/01/2041	1,490,000	1,490,000
St. Joseph County IN Economic Development Revenue Hannah & Friends Project Series 2007 (Miscellaneous Revenue, LaSalle Bank Midwest LOC)	0.45	11/01/2035	2,030,000	2,030,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, National City Bank LOC)	0.20	10/01/2023	2,470,000	2,470,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, JPMorgan Chase Bank LOC)	0.39	09/01/2028	2,700,000	2,700,000

				40,080,000

Iowa : 2.05%

Variable Rate Demand Notes§ : 2.05%
Des Moines IA Elliot Aviation Project (Airport Revenue, U.S. Bank NA LOC)	0.20	08/01/2027	5,145,000	5,145,000

4

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Iowa Finance Authority Industrial Development (IDR, Bank of America NA LOC)	0.51%	06/01/2028	$1,435,000	$1,435,000
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank ACB LOC)	0.22	11/01/2016	1,700,000	1,700,000
Iowa Finance Authority Randy & Ronnie Hunt Partnership Project Series 2009 (Miscellaneous Revenue, Farm Credit Services America LOC)	0.14	02/01/2027	3,250,000	3,250,000
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured)	0.17	07/01/2036	12,000,000	12,000,000
Iowa Finance Authority Solid Waste Disposal Real Estate Iowa One Project Series 2006 (Resource Recovery Revenue)	0.19	10/01/2031	7,700,000	7,700,000
Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)	0.14	04/01/2033	2,700,000	2,700,000
Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)	0.14	04/01/2035	600,000	600,000

				34,530,000

Kansas : 0.43%

Variable Rate Demand Notes§ : 0.43%
Dodge City KS Farmland National Beef Project Series 1999 (IDR)	0.19	02/01/2029	1,000,000	1,000,000
Kansas State Development Finance Authority Adventist Health Sunbelt Series C (Health Revenue, Royal Bank of Canada LOC)	0.10	11/15/2034	865,000	865,000
Olathe KS Diamant Boart Series A (IDR, Svenska HandelsBanken LOC)	0.28	03/01/2027	1,000,000	1,000,000
Olathe KS Insulite Project Series 2000 (IDR, FirStar Bank NA LOC)	0.25	06/01/2020	910,000	910,000
Olathe KS ISL LLC Project (IDR, U.S. Bank NA LOC)	0.24	08/01/2027	3,540,000	3,540,000

				7,315,000

Kentucky : 1.07%

Other Municipal Debt: 0.45%
Kentucky Rural Water Finance Corporation Public Project Series C-1 (Water & Sewer Revenue)	1.50	12/01/2011	7,500,000	7,505,212

Variable Rate Demand Notes§ : 0.62%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.24	10/01/2019	2,790,000	2,790,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR)	0.20	09/01/2022	2,550,000	2,550,000
Kentucky EDFA Madonna Manor Incorporated Project PUTTER (Health Revenue) 144A	0.20	12/01/2039	2,500,000	2,500,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.15	03/01/2021	1,450,000	1,450,000
Montgomery County KY Industrial Building Facilities Fineblanking Corporation Project Series 1996 (IDR, Bank of America NA LOC)	0.51	08/01/2015	1,185,000	1,185,000

				10,475,000

Louisiana : 1.54%

Variable Rate Demand Notes§ : 1.54%
East Baton Rouge Parish LA PCR Exxon Project (IDR)	0.08	03/01/2022	3,800,000	3,800,000
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC Insured)	0.19	03/01/2043	8,125,000	8,125,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (IDR)	0.34	12/01/2036	4,000,000	4,000,000
Louisiana Public Facilities Authority Christus Health Series 2009-B-1 (Health Revenue, Bank of New York LOC)	0.13	07/01/2047	2,000,000	2,000,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Parish of St. James LA Nucor Steel LLC Series B-1 (IDR)	0.16%	11/01/2040	$8,000,000	$8,000,000

				25,925,000

Maine : 0.23%

Variable Rate Demand Note§: 0.23%
Maine State Housing Authority Mortgage Purchase Program Series 2004 D-3 (Housing Revenue)	0.18	11/15/2039	3,900,000	3,900,000

Maryland : 0.42%

Variable Rate Demand Notes§ : 0.42%
Maryland Economic Development Corporation YMCA Central Maryland Incorporated Project Series 2003 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.15	04/01/2028	2,215,000	2,215,000
Montgomery County MD Housing Opportunities Community MFHR (Housing Revenue, FHLMC Insured)	0.34	02/01/2040	2,000,000	2,000,000
University System of Maryland COP College Business School Project Series 2000 (Miscellaneous Revenue, Bank of America NA LOC)	0.19	06/01/2015	2,920,000	2,920,000

				7,135,000

Michigan : 5.41%

Other Municipal Debt : 1.30%
Michigan State Hospital Finance Authority Series 08-C (Miscellaneous Revenue)	0.11	11/02/2011	12,000,000	12,000,000
Michigan State Hospital Finance Authority Series 08-C (Miscellaneous Revenue)	0.11	11/07/2011	10,000,000	10,000,000

				22,000,000

Variable Rate Demand Notes§ : 4.11%
Green Lake Township MI Economic Development Corporation (Education Revenue, Harris NA LOC)	0.14	06/01/2034	800,000	800,000
Michigan Higher Education Authority Student Loan RBC Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC)	0.20	09/01/2026	40,495,000	40,495,000
Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Hospital Revenue)	0.23	11/15/2049	7,100,000	7,100,000
Michigan State Housing Development Authority Series D (Housing Revenue)	0.15	12/01/2038	20,000,000	20,000,000
Michigan State Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)	0.20	08/01/2025	800,000	800,000
Michigan Strategic Fund Limited Methodist Children’s Home Project Series 1995 (Miscellaneous Revenue, Bank One Michigan LOC)	0.54	08/01/2015	200,000	200,000

				69,395,000

Minnesota : 5.54%

Other Municipal Debt: 0.12%
Minnesota Rural Water Finance Authority Public Projects Construction (Water & Sewer Revenue)	1.25	04/01/2012	2,000,000	2,004,945

Variable Rate Demand Notes§ : 5.42%
Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)	0.16	11/15/2032	5,005,000	5,005,000
Bloomington MN Norlan Partners Series B (Housing Revenue, LaSalle Bank NA LOC)	0.34	07/15/2032	1,310,000	1,310,000

6

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Bloomington MN Refunding MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured)	0.18%	07/15/2032	$4,640,000	$4,640,000
Brooklyn Center MN Brookdale Corporation II Project (IDR, U.S. Bank NA LOC)	0.12	12/01/2014	300,000	300,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured)	0.18	06/15/2038	1,300,000	1,300,000
Dakota County MN CDA Catholic Finance Corporation (IDR, U.S. Bank NA LOC)	0.23	01/01/2012	965,000	965,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)	0.18	01/15/2038	1,000,000	1,000,000
Eden Prairie MN Refunding MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC Insured)	0.14	09/01/2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)	0.15	08/15/2038	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured)	0.22	04/15/2035	2,800,000	2,800,000
Mahtomedi MN Housing Revenue Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured)	0.18	06/15/2038	3,645,000	3,645,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.14	10/01/2031	140,000	140,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.14	11/15/2035	4,050,000	4,050,000
Minneapolis MN CDA C&G Partners Project (Housing Revenue, U.S. Bank NA LOC)	0.14	12/01/2015	160,000	160,000
Minneapolis MN Driftwood Apartments Project A (Housing Revenue, U.S. Bank NA LOC)	0.19	10/01/2024	4,240,000	4,240,000
Minneapolis MN MFHR Stone Arch Apartments (Housing Revenue, FNMA Insured)	0.22	04/15/2035	3,600,000	3,600,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.12	05/01/2026	150,000	150,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.12	10/01/2021	130,000	130,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, LaSalle Bank NA LOC)	0.29	12/01/2048	7,945,000	7,945,000
Minnesota Bond Securitization Trust Series S1 (Housing Revenue, PNC Bank NA LOC)	0.29	02/01/2027	200,000	200,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.22	03/01/2033	360,000	360,000
Minnesota State HFA Residential Housing Finance Series C (Miscellaneous Revenue)	0.16	07/01/2036	4,000,000	4,000,000
Minnesota State Office of Higher Education Supplemental Student (Education Revenue, State Street Bank and Trust Company LOC)	0.16	09/01/2046	15,000,000	15,000,000
Minnesota State Residential Housing Series G (Housing Revenue)	0.13	01/01/2032	265,000	265,000
Oakdale MN Cottage Homesteads of Aspen (Housing Revenue, FHLMC LOC)	0.22	06/01/2045	1,100,000	1,100,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle Bank NA LOC)	0.29	10/01/2038	2,200,000	2,200,000
St. Anthony MN Landings Silver Lake Project Series 2007 (Housing Revenue, LaSalle Bank NA LOC)	0.34	10/01/2037	1,400,000	1,400,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, LaSalle Bank NA LOC)	0.29	10/01/2037	3,600,000	3,600,000
St. Louis Park MN Refunding MFHR Newport on Seven Apartments Project Series 2001 (Housing Revenue, FNMA Insured)	0.18	09/15/2031	8,620,000	8,620,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured)	0.18	06/01/2032	2,140,000	2,140,000
St. Paul MN Housing & RDA Leased Housing Association Series A (Housing Revenue, LaSalle Bank NA LOC)	0.34	09/01/2035	2,595,000	2,595,000
Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Resource Recovery Revenue, AgCountry Farm Credit LOC)	0.25	08/01/2032	2,250,000	2,250,000

7

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit LOC)	0.25%	04/01/2033	$5,750,000	$5,750,000

				91,560,000

Mississippi : 0.86%

Variable Rate Demand Note§: 0.86%
Clipper Tax-Exempt Certificate Trust Series 2007-32 (GO - State)	0.19	02/01/2016	14,500,000	14,500,000

Missouri : 0.78%

Variable Rate Demand Notes§ : 0.78%
Clipper Tax-Exempt Certificate Trust Series 2009-12 (Housing Revenue)	0.29	03/01/2038	1,016,000	1,016,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series A (Miscellaneous Revenue)	0.14	04/01/2027	2,495,000	2,495,000
Missouri State HEFA Ascension Health Series C3 (Health Revenue)	0.11	11/15/2039	3,000,000	3,000,000
St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)	0.27	12/01/2019	4,770,000	4,770,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.32	04/01/2026	1,910,000	1,910,000

				13,191,000

Nebraska : 0.67%

Variable Rate Demand Notes§ : 0.67%
Douglas County NE James Skinner Company Project Series 1999 (IDR, U.S. Bank NA LOC)	0.22	01/12/2012	570,000	570,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.24	09/01/2031	4,310,000	4,310,000
Nebraska Invitational Finance Authority Solid Waste Disposal Butler County Dairy LLC Series 2009 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.14	12/01/2037	6,500,000	6,500,000

				11,380,000

Nevada : 1.17%

Variable Rate Demand Notes§ : 1.17%
Eclipse Funding Trust 2006-0146 Solar Eclipse Clark (Tax Revenue, U.S. Bank NA LOC)	0.13	11/01/2032	6,925,000	6,927,656
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York LOC)	0.14	06/01/2042	4,500,000	4,500,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (Tax Revenue, U.S. Bank NA LOC)	0.17	09/01/2014	8,345,000	8,356,677

				19,784,333

New Jersey : 2.46%

Variable Rate Demand Notes§ : 2.46%
Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Hospital Revenue, TD Bank NA LOC)	0.09	08/01/2032	1,315,000	1,315,000
Clipper Tax Exempt Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Insured)	0.19	01/01/2018	5,150,000	5,150,000

8

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
New Jersey EDA Hun School Princeton Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.09%	11/01/2034	$390,000	$390,000
New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11571 (Education Revenue, Assured Guaranty Insured)	0.29	06/01/2016	1,650,000	1,650,000
New Jersey Higher Education Assistance Authority Student Loan ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured) 144A	0.29	06/01/2016	14,900,000	14,900,000
New Jersey State EDA New Jersey National Gas Company (Energy Revenue)	0.16	08/01/2041	11,200,000	11,200,000
New Jersey State TTFA PUTTER Series 2005-D (Transportation Revenue, FSA Insured) 144A	0.24	12/15/2013	2,780,000	2,780,000
New Jersey State TTFA PUTTER Series 2009-70 (Transportation Revenue)	0.14	12/15/2023	3,750,000	3,750,000
New Jersey State Turnpike Authority Refunding Various Series B (Transportation Revenue, PNC Bank NA LOC)	0.09	01/01/2024	450,000	450,000

				41,585,000

New Mexico : 0.68%

Variable Rate Demand Notes§ : 0.68%
New Mexico Educational Assistance Foundation (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.17	04/01/2034	4,100,000	4,100,000
Santa Fe County NM Archdiocese of Santa Fe School Series A (Education Revenue, U.S. Bank NA LOC)	0.22	06/01/2028	7,400,000	7,400,000

				11,500,000

New York : 7.13%

Other Municipal Debt: 0.24%
Metropolitan Transportation Authority NY Series A (Miscellaneous Revenue)	0.16	01/10/2012	4,000,000	4,000,000

Variable Rate Demand Notes§ : 6.89%
Monroe County NY PFOTER PT-4564 (Miscellaneous Revenue)	0.34	02/01/2046	1,075,000	1,075,000
New York Dormitory Authority Tax Exempt Certificate St. John’s University Series 2007 (Education Revenue)	0.14	07/01/2025	22,820,000	22,820,000
New York Housing Finance Agency West 23rd Street Series 2002-A (Housing Revenue, FNMA Insured)	0.13	05/15/2033	6,000,000	6,000,000
New York Metropolitan Transportation Authority Series 2005-A ROC-RR-II-R-594PB (Transportation Revenue, AGC-ICC AMBAC Insured)	0.29	11/15/2013	21,165,000	21,165,000
New York Metropolitan Transportation Authority Series 2006-B ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured) 144A	0.29	11/15/2027	15,300,000	15,300,000
New York Mortgage Agency Homeowner ROC-RR-II-R-11704 (Housing Revenue) 144A	0.20	10/01/2031	5,660,000	5,660,000
New York Mortgage Agency Homeowner Series 71 ROC-RR-II-R-11706 (Housing Revenue) 144A	0.20	10/01/2024	4,000,000	4,000,000
New York Mortgage Agency Series 106 ROC-RR-II-R-11708 (Housing Revenue) 144A	0.19	04/01/2034	3,000,000	3,000,000
New York Mortgage Agency Series 73-A ROC-RR-II-R-11707 (Housing Revenue) 144A	0.20	10/01/2024	9,700,000	9,700,000
New York Municipal Water Finance Authority (Water & Sewer Revenue)	0.10	06/15/2038	700,000	700,000
New York NY Housing Development Corporation Series E-2-A (Housing Revenue)	0.25	05/01/2041	2,000,000	2,000,000
New York NY Housing Development Corporation Series M (Housing Revenue)	0.30	11/01/2013	1,000,000	1,000,000
New York NY Housing Development Corporation Series 143 (Housing Revenue) 144A	0.20	11/01/2040	1,275,000	1,275,000
New York NY Municipal Water & Sewer Finance Authority ROC-RR-II R-11697 (Water & Sewer Revenue, BHAC-CR Insured) 144A	0.14	06/15/2016	4,200,000	4,200,000

9

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
New York NY Subseries C-5 (Tax Revenue, Bank of New York LOC)	0.10%	08/01/2020	$1,600,000	$1,600,000
New York NY Subseries F-4 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.10	09/01/2035	1,200,000	1,200,000
New York NY Transitional Finance Authority Series 3F (Tax Revenue)	0.11	11/01/2022	3,090,000	3,090,000
New York State HFA AMT 1501 LEX A (Housing Revenue, FNMA Insured)	0.13	05/15/2032	9,500,000	9,500,000
New York State Housing Finance Agency Weyant Green Apartments Series A (Housing Revenue, FNMA Insured)	0.13	05/15/2037	3,000,000	3,000,000

				116,285,000

North Carolina : 0.78%

Variable Rate Demand Notes§ : 0.78%
North Carolina HFA Homeownership ROC-RR-II-R-11858 (Housing Revenue) 144A	0.20	01/01/2033	3,965,000	3,965,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.22	12/01/2026	3,350,000	3,350,000
Stanly County NC Industrial Facilities & PCFA Chicago Tube Company (IDR, JPMorgan Chase Bank LOC)	0.19	04/01/2018	5,880,000	5,880,000

				13,195,000

North Dakota : 2.31%

Other Municipal Debt: 0.29%
Mercer County ND Pollution Control Refunding Revenue Notes Series 09-1 (Miscellaneous Revenue)	0.25	11/15/2011	5,000,000	5,000,000

Variable Rate Demand Notes§ : 2.02%
North Dakota State HFA Home Mortgage Financing (Housing Revenue)	0.16	01/01/2030	1,430,000	1,430,000
North Dakota State HFA Home Mortgage Program Series A (Housing Revenue, GO of Agency Insured)	0.15	07/01/2037	3,000,000	3,000,000
Richland County ND Recovery Zone (IDR, CoBank ACB LOC)	0.15	11/01/2028	2,315,000	2,315,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank ACB LOC)	0.23	09/01/2017	27,330,000	27,330,000

				34,075,000

Ohio : 0.90%

Variable Rate Demand Notes§ : 0.90%
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.34	10/01/2021	1,015,000	1,015,000
Hamilton County OH Health Care Life Enriching Community Project Series 2006-B (Health Revenue, PNC Bank NA LOC)	0.14	01/01/2037	960,000	960,000
Madeira OH Economic Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.21	11/01/2012	2,050,000	2,050,000
Montgomery County OH Cambridge Commons Apartments A (Housing Revenue, FHLB LOC)	0.16	04/01/2038	1,145,000	1,145,000
Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.16	06/01/2033	2,100,000	2,100,000
Stark County OH Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.21	09/01/2012	3,100,000	3,100,000
Tuscarawas County OH Port Authority Plymouth Foam Incorporated Project Series 2008 (IDR, U.S. Bank NA LOC)	0.22	08/01/2038	4,890,000	4,890,000

				15,260,000

10

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oklahoma : 0.07%

Variable Rate Demand Note§: 0.07%

Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (IDR, Bank of America NA LOC)	0.60%	03/01/2018	$1,200,000	$1,200,000

Oregon : 0.05%

Variable Rate Demand Note§: 0.05%
Oregon State Beef Northwest Feeders Incorporated Series 1999 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.29	01/01/2016	875,000	875,000

Other : 11.24%

Other Municipal Debt: 0.60%
FHLMC Multiclass Mortgage Certificates (Housing Revenue)	0.20	08/15/2045	10,097,862	10,097,862

Variable Rate Demand Notes§ : 10.64%
Branch Banking & Trust Company Municipal Trust Series 5003 (Lease Revenue, RaboBank International LOC) 144A	0.38	05/01/2027	5,701,002	5,701,002
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue)	0.29	09/01/2039	9,603,000	9,603,000
Clipper Tax-Exempt Certificate Trust Series 2009-10 (Miscellaneous Revenue)	0.29	12/01/2035	2,505,000	2,505,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue)	0.29	07/01/2037	1,644,000	1,644,000
Clipper Tax-Exempt Certificate Trust Series 2009-4 (Miscellaneous Revenue)	0.29	10/01/2033	9,000	9,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue)	0.19	05/01/2017	28,243,000	28,243,000
FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)	0.19	05/01/2017	18,827,000	18,827,000
FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured)	0.19	06/15/2036	33,455,000	33,455,000
PFOTER PPT 1005 Term A (Miscellaneous Revenue, FHLMC Insured)	0.44	05/15/2035	48,970,000	48,970,000
SunAmerica Trust Various States Class A Certificates Series 2 (Miscellaneous Revenue, FHLMC Insured)	0.20	07/01/2041	30,700,000	30,700,000

				179,657,002

Pennsylvania : 5.18%

Variable Rate Demand Notes§ : 5.18%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center PFOTER MT-633 (Health Revenue) 144A	0.23	02/01/2031	2,770,000	2,770,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Senior Living Corporation (Health Revenue, FNMA Insured)	0.14	07/15/2028	1,000,000	1,000,000
Allegheny County PA IDA United Jewish Federation Project Series A (Health Revenue, PNC Bank NA LOC)	0.14	10/01/2026	1,333,000	1,333,000
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue)	0.19	05/01/2036	2,415,000	2,415,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.29	09/01/2032	6,300,000	6,300,000
Emmaus PA General Authority Subseries D27 (Miscellaneous Revenue, U.S. Bank NA LOC, State Aid Withholding Insured)	0.13	03/01/2024	1,500,000	1,500,000
Geisinger Authority Pennsylvania Health System Series B (Health Revenue)	0.08	08/01/2022	700,000	700,000
Geisinger Authority Pennsylvania Health System Series C (Health Revenue)	0.10	08/01/2028	1,000,000	1,000,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, U.S. Bank NA LOC)	0.17	09/01/2026	3,925,000	3,925,000
Lehigh County PA General Purpose Authority St. Luke’s Hospital Bethlehem PFOTER (Health Revenue)	0.32	08/15/2042	2,500,000	2,500,000
Lehigh County PA PFOTER MT-566 (Miscellaneous Revenue)	0.43	08/15/2042	15,415,000	15,415,000

11

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Montgomery County PA IDA New Regional Medical Center PFOTER (Health Revenue, FHA Insured) 144A	0.20%	08/01/2038	$3,300,000	$3,300,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.17	08/01/2030	10,000,000	10,000,000
Moon PA IDA Community Facilities YMCA Greater Pittsburgh Project Series 2005 (Miscellaneous Revenue, PNC Bank NA LOC)	0.14	06/01/2025	1,405,000	1,405,000
Pennsylvania EDFA Series D7 (IDR, PNC Bank NA LOC)	0.18	08/01/2022	1,300,000	1,300,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program Keystone College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.14	05/01/2027	1,600,000	1,600,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999-E3 (Education Revenue, PNC Bank NA LOC)	0.14	11/01/2014	1,150,000	1,150,000
Pennsylvania HFA SFHR Series 3297 (Housing Revenue) 144A	0.25	10/01/2019	1,000,000	1,000,000
Pennsylvania HFA SFMR Series 74A (Housing Revenue, GO of Agency Insured)	0.17	10/01/2032	4,700,000	4,700,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Lease Revenue, FSA State Aid Withholding Insured) 144A	0.24	06/01/2015	1,990,000	1,990,000
Pennsylvania State Public School Building Authority ROC-RR-II-R-11396 (Lease Revenue, FSA State Aid Withholding Insured)	0.19	12/01/2023	2,900,000	2,900,000
Pennsylvania State University Project Series B (Education Revenue)	0.30	06/01/2031	5,000,000	5,000,000
Philadelphia PA School District GO Series 2007-A (GO - Local, Branch Banking & Trust LOC)	0.15	01/04/2029	8,790,000	8,790,000
RBC Municipal Products Incorporated Trust Series C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.14	12/01/2041	1,000,000	1,000,000
Southeastern PA Transportation Authority (Tax Revenue, PNC Bank NA LOC)	0.13	03/01/2022	2,000,000	2,000,000
Washington County PA Hospital Authority Monongahela Valley Hospital Project A (Health Revenue, PNC Bank NA LOC)	0.11	06/01/2041	2,540,000	2,540,000

				87,533,000

Puerto Rico : 0.80%

Variable Rate Demand Notes§ : 0.80%
JPMorgan Chase PUTTER Trust Series 3920 (Miscellaneous Revenue, JPMorgan Chase Bank LOC) 144A	0.15	05/01/2013	5,500,000	5,500,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11761 (Tax Revenue) 144A	0.14	12/01/2047	1,900,000	1,900,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11778 (Tax Revenue) 144A	0.14	08/01/2047	2,000,000	2,000,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11779 (Tax Revenue) 144A	0.14	12/01/2047	4,100,000	4,100,000

				13,500,000

Rhode Island : 0.34%

Variable Rate Demand Note§: 0.34%
Rhode Island State Student Loan Series 3235 (Education Revenue, Guaranteed Student Loans Insured) 144A	0.29	12/01/2023	5,730,000	5,730,000

South Carolina : 1.16%

Other Municipal Debt : 0.24%
York County SC Pollution Series OOB1 (Miscellaneous Revenue)	0.45	12/01/2011	2,000,000	2,000,000
York County SC Pollution Series OOB2 (Miscellaneous Revenue)	0.45	12/01/2011	2,000,000	2,000,000

				4,000,000

12

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ : 0.92%
South Carolina Educational Facilities Authority For Private Non-profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.18%	08/01/2025	$2,535,000	$2,535,000
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.15	06/01/2035	2,275,000	2,275,000
South Carolina Jobs EDA (Utilities Revenue, Branch Banking & Trust LOC)	0.19	12/01/2038	4,600,000	4,600,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.22	03/01/2032	6,110,000	6,110,000

				15,520,000

South Dakota : 0.28%

Variable Rate Demand Note§: 0.28%
South Dakota HDA Homeownership Mortgage Series 2009-A (Housing Revenue)	0.11	05/01/2039	4,730,000	4,730,000

Tennessee : 1.00%

Variable Rate Demand Notes§ : 1.00%
Franklin County TN HEFA Board University of the South Project Series 1994 (Education Revenue)	0.19	01/01/2013	2,900,000	2,900,000
Huntingdon TN Industrial Development Board Behlen Manufacturing Company Project (IDR, LaSalle Bank NA LOC)	0.28	05/01/2020	8,000,000	8,000,000
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.22	01/01/2017	1,445,000	1,445,000
Springfield TN Industrial Development Board Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.21	02/01/2012	4,500,000	4,500,000

				16,845,000

Texas : 15.48%

Variable Rate Demand Notes§ : 15.48%
Bexar County TX Housing Finance Corporation Multifamily Apartments Project Series A PFOTER (Miscellaneous Revenue)	0.44	05/01/2032	3,230,000	3,230,000
Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (IDR)	0.27	07/01/2022	4,900,000	4,900,000
Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (IDR)	0.30	05/01/2036	500,000	500,000
Calhoun Port Authority Texas Formosa Plastics Corporation Project J (IDR, Sumitomo Mitsui Banking LOC) 144A	0.16	09/01/2039	20,000,000	20,000,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dallhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.20	08/01/2039	1,700,000	1,700,000
First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (IDR, CoBank ACB LOC)	0.14	03/01/2032	14,660,000	14,660,000
Fort Bend County TX GO PFOTER Series 1326 (Lease Revenue, FGIC Insured)	0.16	09/01/2012	2,725,000	2,725,000
Harris County TX Industrial Development Corporation Deer Park (Resource Recovery Revenue)	0.16	03/01/2023	7,500,000	7,500,000
Harris County TX Industrial Development Corporation Deer Park Refining Project Series A (Resource Recovery Revenue)	0.11	03/01/2023	26,200,000	26,200,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA (IDR)	0.15	06/01/2041	5,000,000	5,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series A (IDR)	0.14	11/01/2040	22,575,000	22,575,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series C (IDR)	0.15	04/01/2027	1,000,000	1,000,000

13

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series C (Resource Recovery Revenue)	0.15%	12/01/2039	$20,000,000	$20,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.32	01/01/2030	25,500,000	25,500,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.32	01/01/2032	11,200,000	11,200,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.32	04/01/2028	6,500,000	6,500,000
RBC Municipal Products Incorporated Trust Series E-27 (Health Revenue, Royal Bank of Canada LOC) 144A	0.14	06/01/2027	1,000,000	1,000,000
San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)	0.39	04/01/2015	6,250,000	6,250,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)	0.19	12/15/2026	71,130,000	71,130,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)	0.19	12/15/2026	9,842,105	9,842,105

				261,412,105

Utah : 0.47%

Variable Rate Demand Notes§ : 0.47%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.22	08/01/2012	400,000	400,000
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.22	10/01/2021	2,000,000	2,000,000
South Valley Sewer District Utah ROC-RR-II-R-11919 (Water & Sewer Revenue, BHAC Insured) 144A	0.14	07/01/2016	2,080,000	2,080,000
Utah State Board of Regents Series A (Education Revenue, Royal Bank of Canada LOC)	0.17	11/01/2045	3,500,000	3,500,000

				7,980,000

Vermont : 0.07%

Variable Rate Demand Note§: 0.07%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project A (Health Revenue, TD Bank NA LOC)	0.14	10/01/2034	1,095,000	1,095,000

Virginia : 1.32%

Variable Rate Demand Notes§ : 1.32%
Chesterfield County VA Health Center Community Residential Care Facilities Lucy Corr Village Series 2008-B (Health Revenue, Branch Banking & Trust LOC)	0.15	12/01/2012	105,000	105,000
Henrico County VA EDA Residential Care Facilities Westminster-Cantebury Richmond Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.18	10/01/2037	2,630,000	2,630,000
Norfolk VA EDA Hospital Facilities Sentra Healthcare Series C (Health Revenue)	0.26	11/01/2034	9,250,000	9,250,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured)	0.16	08/15/2043	2,745,000	2,745,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.13	07/01/2037	6,210,000	6,210,000
Virginia Small Business Financing Authority (IDR, Branch Banking & Trust LOC)	0.22	07/01/2024	1,290,000	1,290,000

				22,230,000

14

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Washington : 2.13%

Variable Rate Demand Notes§ : 2.13%
King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)	0.18%	09/01/2035	$1,630,000	$1,630,000
King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured) 144A	0.14	01/01/2039	13,100,000	13,100,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (IDR, Northwest Farm Credit LOC)	0.29	09/01/2021	3,300,000	3,300,000
Washington GO Austin Trust Variable Certificate Series 2007-A (Tax Revenue, FSA Insured) 144A	0.20	07/01/2014	4,640,000	4,640,000
Washington Housing Finance Commission Nonprofit Revenue Gonzaga Preparatory School Project (Education Revenue, Bank of America NA LOC)	0.35	09/01/2033	1,655,000	1,655,000
Washington Housing Finance Commission Nonprofit Revenue Tacoma Art Museum Project (Miscellaneous Revenue, Northern Trust Company LOC)	0.15	06/01/2032	5,775,000	5,775,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)	0.17	05/15/2035	1,590,000	1,590,000
Yakima County WA Public Corporation Revenue Valley Processing Project Bank of America (IDR, Bank of America NA LOC)	0.60	02/01/2015	1,700,000	1,700,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.29	08/01/2026	2,500,000	2,500,000

				35,890,000

West Virginia : 1.70%

Variable Rate Demand Notes§ : 1.70%
Kanawha County WV Kroger Company Series 2004-A (IDR, Bank of Nova Scotia LOC)	0.21	02/01/2012	4,500,000	4,500,000
Kanawha County WV Kroger Company Series 2004-B (IDR, U.S. Bank NA LOC)	0.21	04/01/2013	6,850,000	6,850,000
Marmet WV Commercial Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.21	11/01/2012	3,100,000	3,100,000
West Virginia EDA Coastal Lumber Products Project Series A (IDR, Branch Banking & Trust LOC)	0.32	09/01/2015	965,000	965,000
West Virginia EDA Coastal Lumber Products Project Series B (IDR, Branch Banking & Trust LOC)	0.32	09/01/2015	600,000	600,000
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.17	04/01/2027	9,600,000	9,600,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC)	0.16	02/01/2036	3,000,000	3,000,000

				28,615,000

Wisconsin : 2.71%

Other Municipal Debt: 0.83%
Wisconsin State HEFA Series 08-B (Miscellaneous Revenue)	0.22	12/05/2011	14,000,000	14,000,000

Variable Rate Demand Notes§ : 1.88%
Belgium WI Trimen Industries Incorporated Project Series 2006 (IDR, U.S. Bank NA LOC)	0.27	02/01/2026	3,610,000	3,610,000
Hull WI Welcome Dairy Incorporated Project Series 2010-A (IDR, Associated Bank NA LOC)	0.20	01/01/2027	740,000	740,000
Hull WI Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)	0.16	01/01/2027	3,435,000	3,435,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.38	11/01/2020	1,365,000	1,365,000

15

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)		0.22%	09/01/2021	$1,945,000	$1,945,000
Oneida Tribe of Indians of Wisconsin (Health Revenue, Bank of America NA LOC)		0.35	07/01/2016	6,380,000	6,380,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)		0.23	12/01/2021	1,505,000	1,505,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)		0.18	11/01/2020	1,340,000	1,340,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)		0.19	12/01/2022	2,100,000	2,100,000
Wisconsin HEFA St. Camillus Health Center Project Series 2005 (Health Revenue, U.S. Bank NA LOC)		0.14	02/01/2035	2,275,000	2,275,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, GO of Authority Insured)		0.27	03/01/2015	2,070,000	2,070,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)		0.40	08/01/2019	3,420,000	3,420,000
Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)		0.12	04/01/2028	1,550,000	1,550,000

					31,735,000

Wyoming : 0.23%

Variable Rate Demand Note§: 0.23%
Wyoming Student Loan Corporation Series A-3 (Education Revenue, Royal Bank of Canada LOC)		0.12	12/01/2043	3,850,000	3,850,000

Total Investments in Securities (Cost $1,694,613,459)*	100.37%				1,694,613,459

Other Assets and Liabilities, Net	(0.37)				(6,299,140)

Total Net Assets	100.00%				$1,688,314,319

§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

16

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Municipal Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.71%

Alabama : 3.06%

Variable Rate Demand Notes§ : 3.06%
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.14%	12/01/2043	$15,000,000	$15,000,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series A (IDR, National Australia Bank LOC)	0.08	05/01/2041	33,000,000	33,000,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR)	0.08	05/01/2041	30,770,000	30,770,000
Mobile AL Industrial Development Board Alabama Power Company Project Series C (Utilities Revenue)	0.13	08/01/2017	12,000,000	12,000,000
Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue, Bank of Nova Scotia LOC)	0.12	02/01/2040	6,300,000	6,300,000
Mobile County AL IDA Series B (Energy Revenue, Svenska HandelsBanken LOC)	0.14	07/01/2040	22,500,000	22,500,000
Pell City AL Special Care Facilities Authority Noland Health Services Incorporated Project Series 2009A (Health Revenue, U.S. Bank NA LOC)	0.14	12/01/2039	4,000,000	4,000,000
Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-C (Energy Revenue, JPMorgan Chase Bank LOC)	0.19	12/01/2027	10,000,000	10,000,000

				133,570,000

Alaska : 0.34%

Variable Rate Demand Note§: 0.34%
Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC)	0.13	12/01/2030	14,825,000	14,825,000

Arizona : 1.15%

Variable Rate Demand Notes§ : 1.15%
Maricopa County AZ IDA Gran Victoria Housing LLC Project A (Housing Revenue, FNMA Insured)	0.16	04/15/2030	10,300,000	10,300,000
Mesa AZ Utility System PUTTER (Utilities Revenue, State Street Bank LOC)	0.14	07/01/2024	35,055,000	35,055,000
Pima County AZ IDA Charter School Delaware Military Academy Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.14	09/01/2038	4,900,000	4,900,000

				50,255,000

California : 5.47%

Other Municipal Debt: 0.08%
San Diego County CA School District TRAN Series B-1 (Tax Revenue, GO of Participants Insured)	2.00	01/31/2012	3,500,000	3,513,246

Variable Rate Demand Notes§ : 5.39%
California HFFA Presbyterian Homes & Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.10	07/01/2034	11,260,000	11,260,000
California Infrastructure & Economic Development Bank Pacific Gas &Electric Company Series 2009A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.10	11/01/2026	5,450,000	5,450,000
California Statewide CDA Gas Supply Series 2010 (Utilities Revenue)	0.13	11/01/2040	42,890,000	42,890,000
California Statewide CDA Gas Supply Series 2010 (Utilities Revenue)	1.00	11/01/2040	11,640,000	11,640,000
Golden State CA Tobacco Securitization Corporation Tobacco Settlement ROC RR II R-11442 (Tobacco Revenue, AGC-ICC Insured)	0.34	06/01/2035	3,055,000	3,055,000
JPMorgan Chase PUTTER Trust Series 3931 (Tax Revenue)	0.15	08/12/2012	24,050,000	24,050,000
JPMorgan Chase PUTTER Trust Series 3934 (Tax Revenue) 144A	0.15	08/07/2012	16,400,000	16,400,000
Kings County CA Housing Authority Edgewater Apartments Series A (Housing Revenue, FNMA Insured)	0.14	02/15/2031	7,310,000	7,310,000
Metropolitan Water District Southern California Series A-1 (Water & Sewer Revenue)	0.16	07/01/2036	6,500,000	6,500,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Sacramento County CA River Pointe Housing Authority Apartments Series B (Housing Revenue, FNMA Insured)	0.14%	08/15/2027	$10,000,000	$10,000,000
Sacramento County CA Unified School District Barclays Capital Municipal Trust Receipts Series 22B (Education Revenue) 144A	0.19	07/01/2029	8,690,000	8,690,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue)	0.12	04/01/2038	60,035,000	60,035,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)	0.14	12/01/2017	18,600,000	18,600,000
Sweetwater CA Union High School District ROC RR II-11484 (GO - Local, FSA Insured)	0.26	02/01/2013	1,880,000	1,880,000
Vacaville CA MFHR Quail Run Project Series A (Housing Revenue, FNMA Insured)	0.14	07/15/2018	7,200,000	7,200,000

				234,960,000

Colorado : 1.16%

Variable Rate Demand Notes§ : 1.16%
Aurora CO Centretech Metropolitan District Remarketing Series A (GO - Local, U.S. Bank NA LOC)	0.16	12/01/2028	2,995,000	2,995,000
Aurora CO Centretech Metropolitan District Remarketing Series B (GO - Local, U.S. Bank NA LOC)	0.16	12/01/2017	2,765,000	2,765,000
Colorado ECFA National Jewish Program F-2 (Miscellaneous Revenue, Northern Trust Company LOC)	0.15	07/01/2041	2,080,000	2,080,000
Commerce City CO Northern Infrastructure General Improvement District (GO - Local, U.S. Bank NA LOC)	0.16	12/01/2028	6,500,000	6,500,000
Commerce City CO Northern Infrastructure General Improvement District (GO - Local, U.S. Bank NA LOC)	0.16	12/01/2038	8,625,000	8,625,000
Cornerstone CO Metropolitan District #2 (Tax Revenue, Bank of America NA LOC)	0.20	12/01/2046	6,090,000	6,090,000
Denver CO City & County Cottonwood Creek Series A (Housing Revenue, FHLMC Insured)	0.19	04/15/2014	6,850,000	6,850,000
Meridian Ranch CO Metropolitan District GO Series 2009 (GO - Local, U.S. Bank NA LOC)	0.16	12/01/2038	4,270,000	4,270,000
Mountain Village CO Housing Authority Facilities Apartment Project Series 2010 (Housing Revenue, U.S. Bank NA LOC)	0.16	11/01/2040	6,440,000	6,440,000
Southeast CO Public Improvement Metropolitan District Series 2004 (GO - Local, U.S. Bank NA LOC)	0.16	11/15/2034	3,865,000	3,865,000

				50,480,000

Delaware : 0.53%

Variable Rate Demand Notes§ : 0.53%
Delaware State EDA YMCA Delaware Projects Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)	0.14	05/01/2036	3,900,000	3,900,000
Delaware State Health Facilities Authority Series B (Hospital Revenue, PNC Bank NA LOC)	0.11	07/01/2039	12,105,000	12,105,000
Delaware State River & Bay Authority Series 2008 (Transportation Revenue, TD Bank NA LOC)	0.09	01/01/2030	800,000	800,000
University of Delaware Revenue Bonds Series 2005 (Education Revenue)	0.12	11/01/2035	6,340,000	6,340,000

				23,145,000

District of Columbia : 0.11%

Variable Rate Demand Note§: 0.11%
District of Columbia Wesley Theological Seminary Issue Series 2008-A (Education Revenue, PNC Bank NA LOC)	0.14	12/01/2048	4,815,000	4,815,000

Florida : 3.46%

Other Municipal Debt: 0.09%
Hillsborough County FL Series A (Miscellaneous Revenue)	0.21	11/03/2011	4,000,000	4,000,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ : 3.37%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.14%	04/15/2041	$7,400,000	$7,400,000
Clay County FL DRIVER Trust Series 3439 (Water & Sewer Revenue, FSA-CR XLCA Insured) 144A	0.24	11/01/2015	3,700,000	3,700,000
Eclipse Funding Trust 2006-0002-Solar Eclipse (Tax Revenue, U.S. Bank NA LOC)	0.13	03/01/2014	9,965,000	9,965,000
Florida Gulf Coast University Finance Corporation Parking Project Series A (Miscellaneous Revenue, Harris NA LOC)	0.11	02/01/2039	7,835,000	7,835,000
Florida HEFAR Ringling College of Arts and Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.11	03/01/2038	13,795,000	13,795,000
Florida HFA Huntington Project 1985 Series GGG (Housing Revenue, FHLMC Insured)	0.13	12/01/2013	7,100,000	7,100,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2003-B (Hospital Revenue, PNC Bank NA LOC)	0.10	11/15/2012	1,965,000	1,965,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006-C (Health Revenue) 144A	0.24	11/15/2036	4,300,000	4,300,000
Highlands County FL Health Facilities Authority Adventist Health Systems Sunbelt Obligated Group Series 2003-C (Hospital Revenue)	0.10	11/15/2021	12,095,000	12,095,000
Jacksonville Electric Authority Florida Electrical System Revenue Series A (Utilities Revenue, Bank of Montreal LOC)	0.10	10/01/2035	17,315,000	17,315,000
Miami-Dade County FL Educational Facilities Authority Eagle-20070043 Class A (Education Revenue, BHAC-CR AMBAC Insured)	0.15	04/01/2037	2,200,000	2,200,000
Orange County FL HFFA Adventist Health System Sunbelt Obligated Group Series 1995 (Health Revenue)	0.10	11/15/2026	19,205,000	19,205,000
Orlando FL Utilities Commission Series A (Utilities Revenue)	0.25	10/01/2027	6,745,000	6,745,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.35	05/01/2038	3,915,000	3,915,000
Palm Beach County FL Jupiter Medical Center Incorporated Series B (Hospital Revenue, TD Bank NA LOC)	0.11	08/01/2020	6,015,000	6,015,000
Palm Beach County FL Norton Gallery and School of Art Incorporated Series 1995 (Miscellaneous Revenue, Northern Trust Company LOC, GO of Institution Insured)	0.24	05/01/2025	1,465,000	1,465,000
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2008 (Education Revenue, Bank of America NA LOC)	0.25	06/01/2032	500,000	500,000
Palm Beach County FL Zoological Society Incorporated Project Series 2001 (Miscellaneous Revenue, Northern Trust Company LOC)	0.15	05/01/2031	2,500,000	2,500,000
Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.15	08/01/2028	4,755,000	4,755,000
Polk County FL IDA HCFR Winter Haven Hospital Series B (Hospital Revenue, PNC Bank NA LOC)	0.11	09/01/2034	5,170,000	5,170,000
Polk County FL IDA HCFR Winter Haven Hospital Series C (Hospital Revenue, PNC Bank NA LOC)	0.11	09/01/2036	4,540,000	4,540,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Miscellaneous Revenue, Harris NA LOC)	0.17	10/01/2041	4,290,000	4,290,000

				146,770,000

Georgia : 2.98%

Variable Rate Demand Notes§ : 2.98%
Atlanta GA Airport Passenger Facility Charge and Subordinate Lien Term Series 2004-C (Airport Revenue, FSA Insured)	0.29	01/01/2013	12,650,000	12,650,000
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Miscellaneous Revenue, Harris NA LOC)	0.15	11/01/2030	10,000,000	10,000,000
Clipper Tax-Exempt Certified Trust Series 2007-10 (Housing Revenue)	0.17	01/01/2016	8,795,000	8,795,000
Fulton County GA Development Authority Shepherd Center Incorporated Project Series 2009 (Hospital Revenue, FHLB LOC)	0.13	09/01/2035	13,055,000	13,055,000
Fulton County GA Development Authority The Lovett School Project Series 2008 (Education Revenue, FHLB LOC)	0.13	04/01/2033	11,700,000	11,700,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.15	10/01/2033	5,000,000	5,000,000
Gwinnett County GA Hospital Authority Series A (Hospital Revenue, FHLB LOC)	0.13	07/01/2036	9,690,000	9,690,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Gwinnett County GA School District PUTTER Series 2007-1011 (Housing Revenue, GO of Authority Insured)	0.24%	07/01/2041	$2,830,000	$2,830,000
Macon-Bibb County GA Hospital Authority Anticipation Note Medical Center Series B (Hospital Revenue, Branch Banking & Trust LOC)	0.14	07/01/2028	5,450,000	5,450,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	0.14	08/01/2040	29,680,000	29,680,000
Private Colleges & Universities Authority of Georgia Mercer University Project Series 2003 (Education Revenue, Branch Banking & Trust LOC)	0.16	10/01/2032	10,180,000	10,180,000
Private Colleges & Universities Authority of Georgia Mercer University Project Series 2006-A (Education Revenue, Branch Banking & Trust LOC)	0.16	10/01/2036	11,000,000	11,000,000

				130,030,000

Idaho : 0.45%

Variable Rate Demand Note§: 0.45%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (Miscellaneous Revenue, Bank of Montreal LOC)	0.15	12/01/2029	19,420,000	19,420,000

Illinois : 9.00%

Variable Rate Demand Notes§ : 9.00%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris Trust & Savings Bank LOC)	0.15	03/01/2035	4,225,000	4,225,000
Austin IL Trust Series 2008-1098 (Hospital Revenue, Assured Guaranty Insured)	0.30	08/15/2047	18,322,000	18,322,000
Branch Bank & Trust Municipal Trust Series 5001 (Lease Revenue, RaboBank International LOC) 144A	0.23	06/01/2020	7,125,000	7,125,000
Chicago IL Series ZC-1 (GO - Local, FGIC Insured)	0.23	01/01/2023	28,100,000	28,100,000
Chicago IL Eclipse Funding Trust Solar Eclipse Project Series 2006-0003 (GO - Local, U.S. Bank NA LOC, FSA Insured)	0.13	01/01/2026	9,185,000	9,185,000
Chicago IL O’Hare International Airport ROC RR II R-605PB (Airport Revenue, FSA-CR FGIC Insured)	0.34	01/01/2014	10,410,000	10,410,000
Chicago IL ROC RR II R-11940 (Tax Revenue) 144A	0.17	07/01/2028	4,000,000	4,000,000
Chicago IL Subseries 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.13	11/01/2031	3,155,000	3,155,000
Cook County IL ROC RR II R-10359 (GO - Local, FSA-CR AMBAC Insured) 144A	0.14	11/15/2011	49,500,000	49,500,000
Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.13	05/01/2014	33,805,000	33,805,000
Illinois Development Finance Authority Aurora Central Catholic High School (Education Revenue, JPMorgan Chase Bank LOC)	0.15	04/01/2024	3,720,000	3,720,000
Illinois Development Finance Authority Chicago Academy of Sciences (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.15	01/01/2033	5,480,000	5,480,000
Illinois Development Finance Authority Cook Communications Project (Miscellaneous Revenue, Bank of America NA LOC)	0.45	03/01/2017	4,500,000	4,500,000
Illinois Development Finance Authority Lake Forest Academy (Education Revenue, Northern Trust Company LOC)	0.15	12/01/2024	1,000,000	1,000,000
Illinois Development Finance Authority McCormick Theological Seminary Project B (Education Revenue, Northern Trust Company LOC)	0.15	06/01/2035	22,435,000	22,435,000
Illinois Development Finance Authority Metropolitan Family Services Project Series 1999 (Miscellaneous Revenue, Bank of America NA LOC)	0.45	01/01/2029	3,803,000	3,803,000
Illinois Development Finance Authority PCR A.E. Staley Manufacturing Company Project Series 1985 (IDR, RaboBank International LOC)	0.15	12/01/2016	7,500,000	7,500,000
Illinois Development Finance Authority Presbyterian Homes Project (Health Revenue, Northern Trust Company LOC)	0.15	04/01/2035	9,000,000	9,000,000
Illinois Development Finance Authority St. Ignatius College (Education Revenue, Northern Trust Company LOC)	0.15	06/01/2024	12,000,000	12,000,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)	0.14	06/01/2029	23,700,000	23,700,000
Illinois Educational Facilities Authority Chicago Zoological Society Series B (Miscellaneous Revenue)	0.15	12/15/2025	5,000,000	5,000,000
Illinois Educational Facilities Authority Newberry Library Project (Miscellaneous Revenue, Northern Trust Company LOC)	0.14	03/01/2028	2,200,000	2,200,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue)	0.26%	04/01/2051	$6,500,000	$6,500,000
Illinois Finance Authority Children’s Museum (Miscellaneous Revenue, Northern Trust Company LOC)	0.15	07/01/2034	1,800,000	1,800,000
Illinois Finance Authority DRIVER Trust Series 3420 (Tax Revenue, Assured Guaranty Insured) 144A	0.14	01/01/2016	3,030,000	3,030,000
Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Hospital Revenue, Northern Trust Company LOC)	0.11	01/01/2048	8,600,000	8,600,000
Illinois Finance Authority Lake Forest Country Day School Project (Education Revenue, Northern Trust Company LOC)	0.15	07/01/2035	12,750,000	12,750,000
Illinois Finance Authority Presbyterian Homes (Health Revenue, Northern Trust Company LOC)	0.15	09/01/2024	21,345,000	21,345,000
Illinois Finance Authority Richard H. Driehaus Museum (Miscellaneous Revenue, Northern Trust Company LOC)	0.15	02/01/2035	10,100,000	10,100,000
Illinois Finance Authority Southern Illinois Healthcare (Hospital Revenue, Bank of Nova Scotia LOC)	0.13	03/01/2038	9,020,000	9,020,000
Illinois Finance Authority The Catherine Cook School Project (Education Revenue, Northern Trust Company LOC)	0.15	01/01/2037	5,820,000	5,820,000
Illinois Metropolitan Pier & Exposition Authority Series 3219 (Port Authority Revenue) 144A	0.14	06/15/2050	5,000,000	5,000,000
Illinois State Development Finance Authority Village of Oak Park Residence Corporation Project Series 2001 (Housing Revenue, PNC Bank NA LOC)	0.14	07/01/2041	13,000,000	13,000,000
Illinois State Development Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.14	09/01/2046	4,000,000	4,000,000
Illinois State Toll Highway Authority Priority A 2A (Transportation Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.13	07/01/2030	14,500,000	14,500,000
Schaumburg IL GO ROC RR II R-11698 (GO - Local, BHAC-CR FGIC Insured) 144A	0.15	12/01/2032	400,000	400,000
Warren County IL Monmouth College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.14	12/01/2032	8,815,000	8,815,000

				392,845,000

Indiana : 3.11%

Variable Rate Demand Notes§ : 3.11%
Clipper Tax-Exempt Certified Trust Series 2007-02 (Lease Revenue)	0.17	07/01/2023	26,140,000	26,140,000
Eclipse Funding Trust Indiana Solar Eclipse (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.11	07/15/2026	12,285,000	12,285,000
Indiana Finance Authority Community Health Network Project 8 (Hospital Revenue, PNC Bank NA LOC)	0.11	07/01/2039	8,800,000	8,800,000
Indiana Finance Authority Health Systems Sisters of St. Francis Health Services Incorporated Project Series 2009-A (Hospital Revenue) 144A	0.20	11/01/2033	5,000,000	5,000,000
Indiana Finance Authority Hospital Indiana University Health Series G (Hospital Revenue, Bank of Melon LOC)	0.12	03/01/2021	17,700,000	17,700,000
Indiana Finance Authority Northshore Health Center Project (Health Revenue, Harris NA LOC)	0.16	07/01/2038	5,205,000	5,205,000
Indiana Finance Authority Parkview Health System Obligation C (Hospital Revenue, PNC Bank NA LOC)	0.10	11/01/2039	10,500,000	10,500,000
Indianapolis IN Canal Square Apartments (Housing Revenue, FHLMC Insured)	0.14	04/01/2033	11,905,000	11,905,000
Indianapolis IN Industrial MFHR Washington Pointe Project A (Housing Revenue, Fleet National Bank LOC)	0.17	04/15/2039	8,430,000	8,430,000
Indianapolis Local Public Improvement Bond Bank ROC RR 11 R-1179 (Water & Sewer Revenue, Assured Guaranty Insured) 144A	0.26	01/01/2017	24,825,000	24,825,000
RBC Municipal Products Incorporated Trust Series E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.14	03/01/2036	5,000,000	5,000,000

				135,790,000

Iowa : 0.85%

Variable Rate Demand Notes§ : 0.85%
Iowa Finance Authority Cedarwood Hills Project Series A (Housing Revenue)	0.15	05/01/2031	2,960,000	2,960,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Ser 2011 (IDR)	0.21%	08/01/2041	$5,000,000	$5,000,000
Iowa Higher Education Loan Authority Private Colleges Ambrose University Project Series 2003 (Education Revenue, Northern Trust Company LOC)	0.14	04/01/2033	11,540,000	11,540,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2004 (Education Revenue, Northern Trust Company LOC)	0.14	05/01/2029	6,370,000	6,370,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.14	04/01/2035	11,265,000	11,265,000

				37,135,000

Kansas : 0.22%

Variable Rate Demand Note§: 0.22%
Kansas State Development Finance Authority Adventist Health Sunbelt Series C (Health Revenue, Royal Bank of Canada LOC)	0.10	11/15/2034	9,735,000	9,735,000

Kentucky : 1.30%

Other Municipal Debt: 0.24%
Kentucky Rural Water Finance Corporation Public Project Series C-1 (Water & Sewer Revenue)	1.50	12/01/2011	10,500,000	10,507,297

Variable Rate Demand Notes§ : 1.06%
Fort Mitchell KY League of Cities Funding Trust Program Series A (Lease Revenue, U.S. Bank NA LOC)	0.13	10/01/2032	7,335,000	7,335,000
Kentucky EDFA Goodwill Industries Kentucky Incorporated Project Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)	0.17	12/01/2037	9,750,000	9,750,000
Kentucky EDFA Hospital Ashland Hospital Corporation Series B (Hospital Revenue, Branch Banking & Trust LOC)	0.13	01/01/2038	15,000,000	15,000,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, U.S. Bank NA LOC)	0.13	07/01/2038	7,895,000	7,895,000
Williamstown KY League of Cities Funding Trust Lease Series B (Lease Revenue, U.S. Bank NA LOC)	0.13	12/01/2038	6,385,000	6,385,000

				46,365,000

Louisiana : 3.02%

Variable Rate Demand Notes§ : 3.02%
Louisiana HFA (Housing Revenue, FHLMC Insured)	0.17	07/01/2040	4,095,000	4,095,000
Louisiana HFA Woodward (Housing Revenue, FHLMC Insured)	0.14	09/01/2033	8,955,000	8,955,000
Louisiana State Gas & Fuel Series RR II R-661 (Tax Revenue, FSA Insured)	0.14	05/01/2014	18,365,000	18,365,000
St. James Parish Louisiana Series A-1 (Energy Revenue)	0.15	11/01/2040	56,300,000	56,300,000
St. James Parish Louisiana Series B-1 (Energy Revenue)	0.16	11/01/2040	44,000,000	44,000,000

				131,715,000

Maine : 0.28%

Variable Rate Demand Note§: 0.28%
Maine Finance Authority Foxcroft Academy (Education Revenue, TD Bank NA LOC)	0.14	06/01/2038	12,000,000	12,000,000

Maryland : 1.17%

Variable Rate Demand Notes§ : 1.17%
Maryland CDA MFHR Hopkins Village Apartments Series 2008-F (Housing Revenue, FHLMC Insured)	0.14	11/01/2038	3,000,000	3,000,000
Maryland HEFA Johns Hopkins University Project Series 1003 (Education Revenue)	0.24	07/01/2033	6,665,000	6,665,000
Maryland HEFA Suburban Hospital (Hospital Revenue, PNC Bank NA LOC)	0.11	07/01/2029	5,790,000	5,790,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Maryland HEFA University of Maryland Medical System Series D (Hospital Revenue, TD Bank NA LOC)	0.10%	07/01/2041	$8,000,000	$8,000,000
Maryland HEFA University of Maryland Medical System Series E (Hospital Revenue, Bank of Montreal LOC)	0.13	07/01/2041	7,500,000	7,500,000
Maryland State Stadium Authority Sports Facilities Football Stadium Series 2007 (Lease Revenue)	0.11	03/01/2026	15,090,000	15,090,000
Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC, GO of Commonwealth Insured)	0.14	11/01/2032	5,000,000	5,000,000

				51,045,000

Massachusetts : 1.63%

Variable Rate Demand Notes§ : 1.63%
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue, Bank of Nova Scotia LOC)	0.07	10/01/2042	13,670,000	13,670,000
Massachusetts Development Finance Agency Cushing Academy Issue (Education Revenue, TD Bank NA LOC)	0.14	03/01/2034	12,045,000	12,045,000
Massachusetts State College Building Authority Series 2 (Education Revenue, State Guaranteed Insured)	0.23	11/01/2034	7,045,000	7,045,000
Massachusetts State Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD Bank NA LOC)	0.14	04/01/2038	5,000,000	5,000,000
Massachusetts State Development Finance Agency Shady Hill School (Education Revenue, TD Bank NA LOC)	0.14	06/01/2038	9,645,000	9,645,000
Massachusetts State HEFA Series N-1 (Education Revenue)	0.15	08/15/2040	20,525,000	20,525,000
Massachusetts State Series A PUTTER (GO - State, NATL-RE FGIC Insured) 144A	0.30	05/01/2037	3,330,000	3,330,000

				71,260,000

Michigan : 1.60%

Other Municipal Debt : 0.89%
Michigan State Hospital Finance Authority Series 08-C (Miscellaneous Revenue)	0.11	11/02/2011	12,000,000	12,000,000
Michigan State Hospital Finance Authority Series 08-C (Miscellaneous Revenue)	0.11	11/07/2011	13,400,000	13,400,000
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2009-C (Health Revenue)	0.14	11/16/2011	13,420,000	13,420,000

				38,820,000

Variable Rate Demand Notes§ : 0.71%
Detroit MI ROC RR II R-11941 (Water & Sewer Revenue, AGM Insured) 144A	0.26	01/03/2028	20,980,000	20,980,000
Green Lake Township MI Economic Development Corporation (Education Revenue, Harris NA LOC)	0.14	06/01/2034	2,000,000	2,000,000
Michigan State Hospital Finance Authority Ascension Health Senior Bonds (Hospital Revenue)	0.23	11/15/2049	4,000,000	4,000,000
Michigan State Hospital Finance Authority Ascension Health Senior Bonds (Hospital Revenue)	0.23	11/15/2049	4,200,000	4,200,000

				31,180,000

Minnesota : 4.45%

Other Municipal Debt : 0.54%
Minnesota Rural Water Finance Authority Public Projects Construction (Water & Sewer Revenue)	1.25	04/01/2012	2,800,000	2,806,923
University of Minnesota Series 05-A (Education Revenue)	0.14	12/06/2011	20,860,000	20,860,000

				23,666,923

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ : 3.91%
Andover MN Senior Housing Presbyterian Homes Incorporated Project (Housing Revenue, FNMA Insured)	0.15%	11/15/2033	$7,070,000	$7,070,000
Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)	0.16	11/15/2032	3,425,000	3,425,000
Bloomington MN Presbyterian Homes (Housing Revenue, FHLMC Insured)	0.15	07/01/2038	4,675,000	4,675,000
Burnsville MN Berkshire Project Series A (Housing Revenue, FNMA Insured)	0.15	07/15/2030	4,145,000	4,145,000
Burnsville MN Bridgeway Apartments Project (Housing Revenue, FNMA Insured)	0.15	10/15/2033	400,000	400,000
Crystal MN MFHR Crystal Apartments Project (Housing Revenue, FHLMC Insured)	0.13	05/01/2027	3,250,000	3,250,000
Dakota County MN CDA Catholic Finance Corporation (IDR, U.S. Bank NA LOC)	0.23	01/01/2012	3,475,000	3,475,000
Dakota County MN RDA (Housing Revenue, FHLMC Insured)	0.27	06/01/2029	4,600,000	4,600,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project (Solid Waste Revenue, CoBank ACB LOC)	0.15	12/01/2021	2,700,000	2,700,000
Eden Prairie MN Eden Glen Apartments Project (Housing Revenue, FNMA Insured)	0.15	02/15/2031	990,000	990,000
Edina MN Edina Park Plaza (Housing Revenue, FHLMC Insured)	0.13	12/01/2029	3,940,000	3,940,000
Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)	0.15	08/15/2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project (Housing Revenue, FNMA Insured)	0.15	05/15/2035	10,120,000	10,120,000
Maple Grove MN MFHR Basswood Trails Project (Housing Revenue, FHLMC Insured)	0.15	03/01/2029	1,220,000	1,220,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.14	10/01/2023	1,475,000	1,475,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.14	10/01/2031	2,000,000	2,000,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.16	11/15/2035	5,875,000	5,875,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (Hospital Revenue, JPMorgan Chase Bank LOC)	0.14	11/15/2035	200,000	200,000
Minneapolis MN Housing Development Symphony Place Project (Housing Revenue, FHLMC Insured)	0.13	12/01/2014	500,000	500,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.12	08/01/2036	330,000	330,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.12	10/01/2021	1,300,000	1,300,000
Minnesota State Concordia University Series P1 (Education Revenue, U.S. Bank NA LOC)	0.18	04/01/2027	955,000	955,000
Minnesota State HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase Bank LOC)	0.13	11/01/2029	4,260,000	4,260,000
Minnesota State HEFAR Hamline University Series 6E1 (Education Revenue, Harris NA LOC)	0.14	10/01/2016	560,000	560,000
Minnesota State HEFAR MacAlester College series 3-Z (Education Revenue, GO of Institution Insured)	0.23	03/01/2024	3,295,000	3,295,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.22	03/01/2033	1,200,000	1,200,000
Minnesota State Higher Education Facilities Authority Series 6-E2 (Education Revenue, Harris NA LOC)	0.14	10/01/2025	2,185,000	2,185,000
Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)	0.13	10/01/2021	4,870,000	4,870,000
Minnesota State University of St. Thomas Series 5C (Education Revenue, U.S. Bank NA LOC)	0.13	04/01/2025	7,365,000	7,365,000
Minnesota State University of St. Thomas Series 6H (Education Revenue, U.S. Bank NA LOC)	0.13	10/01/2032	7,950,000	7,950,000
Minnetonka MN Housing Facilities Beacon Hill (Housing Revenue, FNMA Insured)	0.15	05/15/2034	5,850,000	5,850,000
Minnetonka MN Minnetonka Hills Apartments (Housing Revenue, FNMA Insured)	0.15	11/15/2031	2,665,000	2,665,000
Oak Park Heights MN Boutwells Landing Project (Housing Revenue, FHLMC Insured)	0.15	11/01/2035	8,400,000	8,400,000
Pine City MN State Senior Housing Agency Lakeview Project (Housing Revenue, FNMA Insured)	0.15	04/15/2036	5,700,000	5,700,000
Plymouth MN Lancaster Village Apartments Project (Housing Revenue, FNMA Insured)	0.15	09/15/2031	2,865,000	2,865,000
Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue)	0.09	08/15/2032	10,100,000	10,100,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Spring Lake Park MN Senior Housing Oak Crest Apartments Project (Housing Revenue, FNMA Insured)	0.15%	02/15/2033	$1,100,000	$1,100,000
St. Anthony MN Autumn Woods Housing Project (Housing Revenue, FNMA Insured)	0.15	05/15/2032	2,550,000	2,550,000
St. Cloud MN Cenracare Health Series A (Hospital Revenue, U.S. Bank NA LOC)	0.11	05/01/2042	7,200,000	7,200,000
St. Cloud MN Health Care System Project Ser 2008C (Health Revenue, Assured Guaranty Insured)	0.17	05/01/2042	600,000	600,000
St. Louis Park MN Knollwood Place (Housing Revenue, FHLMC Insured)	0.15	10/01/2035	11,300,000	11,300,000
St. Louis Park MN MFHR Parkshore Project (Housing Revenue, FHLMC Insured)	0.15	08/01/2034	1,045,000	1,045,000
St. Paul MN Housing & RDA Highland Ridge Project (Housing Revenue, FHLMC Insured)	0.15	10/01/2033	1,000,000	1,000,000
St. Paul MN Port Authority MFHR (Housing Revenue, FHLMC Insured)	0.15	02/01/2034	5,680,000	5,680,000
St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (Tax Revenue, U.S. Bank NA LOC)	0.11	02/01/2015	5,950,000	5,950,000

				170,435,000

Mississippi : 0.43%

Variable Rate Demand Note§: 0.43%
Mississippi State Series 2003A Clipper Tax-Exempt Certificate Trust Series 2007-32 (GO - State)	0.19	11/01/2018	18,960,000	18,960,000

Missouri : 2.93%

Variable Rate Demand Notes§ : 2.93%
Independence MO IDA The Mansions Project (Housing Revenue, FHLMC Insured)	0.14	08/01/2035	5,110,000	5,110,000
Kansas City MO H. Roe Bartle Convention Center Project Series 2008 F (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.13	04/15/2025	20,865,000	20,865,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series 1997A (IDR)	0.14	04/01/2027	1,905,000	1,905,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series 2001 (IDR)	0.14	04/01/2027	250,000	250,000
Kansas City MO Special Obligation Roe Bartle Series E (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.13	04/15/2034	27,375,000	27,375,000
Missouri Joint Municipal Electric Utility Commission Power Prairie State Project Series 2007 Eclipse Funding Trust Series 2007-0111 (Utilities Revenue, U.S. Bank NA LOC)	0.13	01/01/2032	12,055,000	12,055,000
Missouri State Development Finance Board Association of Municipal Utilities (Utilities Revenue, U.S. Bank NA LOC)	0.12	06/01/2033	7,440,000	7,440,000
Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)	0.14	06/01/2037	9,525,000	9,525,000
Missouri State HEFA Ascension Health Series C-1 (Health Revenue)	0.13	11/15/2039	7,000,000	7,000,000
Missouri State HEFA Ascension Health Series C-3 (Health Revenue)	0.11	11/15/2039	11,000,000	11,000,000
Missouri State HEFA Ranken Technical College (Education Revenue, Northern Trust Company LOC)	0.14	11/15/2031	5,250,000	5,250,000
Missouri State HEFA Southwest Baptist University Project (Education Revenue, Bank of America NA LOC)	0.20	10/01/2033	330,000	330,000
St. Louis County MO IDA Heatherbrook Gardens (Housing Revenue, U.S. Bank NA LOC)	0.33	03/01/2022	1,765,000	1,765,000
St. Louis County MO IDA Pelican Cove Project (Housing Revenue, FNMA Insured)	0.14	03/15/2034	18,000,000	18,000,000

				127,870,000

Nebraska : 0.80%

Variable Rate Demand Note§: 0.80%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue)	0.14	08/01/2039	34,690,000	34,690,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Nevada : 0.97%

Variable Rate Demand Notes§ : 0.97%
Clark County NV Passenger Facility Las Vegas (Airport Revenue, Union Bank NA LOC)	0.15%	07/01/2022	$4,800,000	$4,800,000
Las Vegas NV EDFA Keep Memory Alive Project A (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	05/01/2037	8,000,000	8,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008A (Tax Revenue, Bank of New York LOC)	0.14	06/01/2042	29,415,000	29,415,000

				42,215,000

New Hampshire : 0.46%

Variable Rate Demand Notes§ : 0.46%
New Hampshire HEFA Frisbie Memorial Hospital (Hospital Revenue, TD Bank NA LOC)	0.15	10/01/2036	12,250,000	12,250,000
New Hampshire HEFA Tilton School (Education Revenue, TD Bank NA LOC)	0.11	02/01/2036	8,000,000	8,000,000

				20,250,000

New Jersey : 3.97%

Variable Rate Demand Notes§ : 3.97%
Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Hospital Revenue, TD Bank NA LOC)	0.09	08/01/2032	20,330,000	20,330,000
Garden State Preservation Trust New Jersey Open Space & Farmland Bonds 2005 Series A PUTTER Series 2865 (Tax Revenue, FSA Insured)	0.14	05/01/2024	850,000	850,000
Mercer County NJ Import Authority Atlantic Funding Project (Education Revenue, Bank of America NA LOC)	0.19	09/01/2028	1,000,000	1,000,000
New Jersey Building Authority Subseries A-3 (Lease Revenue, Barclays Bank plc LOC)	0.10	06/15/2023	1,550,000	1,550,000
New Jersey Economic Development Authority School Facilities Construction 2007 Austin Trust Series 2008-3302 (Miscellaneous Revenue, FSA Insured)	0.24	09/01/2032	5,800,000	5,800,000
New Jersey EDA Lawrenceville School Project Series B (Education Revenue)	0.11	07/01/2026	23,950,000	23,950,000
New Jersey EDA Princeton Day School Project (Education Revenue, U.S. Bank NA LOC)	0.14	08/01/2035	1,450,000	1,450,000
New Jersey EDA Princeton Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.09	11/01/2034	4,665,000	4,665,000
New Jersey EDA The Peddie School Project Series B (Education Revenue)	0.10	02/01/2029	6,750,000	6,750,000
New Jersey Health Care Facilities Financing Authority Composite Program Fitness First Oradell LLC Project Series 2006 A-6 (Health Revenue, TD Bank NA LOC)	0.12	07/01/2031	4,785,000	4,785,000
New Jersey HFFA Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.19	07/01/2041	2,700,000	2,700,000
New Jersey HFFA Princeton Healthcare Series B (Hospital Revenue, TD Bank NA LOC)	0.09	07/01/2041	4,700,000	4,700,000
New Jersey HFFA Series A1 (Hospital Revenue, TD Bank NA LOC)	0.12	07/01/2014	1,000,000	1,000,000
New Jersey HFFA Various Somerset Medical Center (Hospital Revenue, TD Bank NA LOC)	0.09	07/01/2024	2,200,000	2,200,000
New Jersey Housing & Mortgage Finance Agency Series A (Housing Revenue, FSA Insured) 144A	0.29	05/01/2027	500,000	500,000
New Jersey State Transportation Trust Fund Authority PUTTER Series 2009-70 (Transportation Revenue)	0.14	12/15/2023	65,625,000	65,625,000
New Jersey State Turnpike Authority Refunding Various Series B (Transportation Revenue, PNC Bank NA LOC)	0.09	01/01/2024	500,000	500,000
New Jersey Tobacco Settlement Financing Corporation Clipper Tax-Exempt Certificate Trust Series 2009-40 (Miscellaneous Revenue)	0.14	06/01/2032	24,460,000	24,460,000
New Jersey Turnpike Authority Series 2009-C (Tax Revenue, Scotia Bank LOC)	0.08	01/01/2024	600,000	600,000

				173,415,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New Mexico : 1.49%

Variable Rate Demand Notes§ : 1.49%
New Mexico Finance Authority State Subseries A1 (Tax Revenue, State Street Bank & Trust Company LOC)	0.09%	06/15/2024	$5,000,000	$5,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)	0.14	11/01/2039	59,830,000	59,830,000

				64,830,000

New York : 3.52%

Other Municipal Debt: 0.14%
Metropolitan Transportation Authority New York Series A (Miscellaneous Revenue)	0.16	01/10/2012	6,000,000	6,000,000

Variable Rate Demand Notes§ : 3.38%
Dutchess County NY IDA (Education Revenue, JPMorgan Chase Bank LOC)	0.14	07/01/2028	1,400,000	1,400,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3899 (Water & Sewer Revenue) 144A	0.15	05/02/2013	5,050,000	5,050,000
Long Island NY Power Authority Electric Subseries 1B (Utilities Revenue, State Street Bank & Trust Company LOC)	0.11	05/01/2033	1,375,000	1,375,000
New York City NY Subseries B (GO - Local, TD Bank NA LOC)	0.10	09/01/2027	7,370,000	7,370,000
New York City NY Subseries H-1 (Tax Revenue)	0.10	03/01/2034	5,050,000	5,050,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured) 144A	0.14	11/15/2044	28,735,000	28,735,000
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured) 144A	0.29	11/15/2025	7,280,000	7,280,000
New York Metropolitan Transportation Authority Series 2002G-1 (Transportation Revenue, Bank of Nova Scotia LOC)	0.09	11/01/2026	36,600,000	36,600,000
New York NY City Housing Development Corporation 2011 Series I (Housing Revenue)	0.32	05/01/2043	8,750,000	8,750,000
New York NY City Housing Development Corporation Series 2009-C1 (Housing Revenue) 144A	0.14	05/01/2029	6,620,000	6,620,000
New York NY City Housing Development Corporation Series C-4 (Housing Revenue)	0.13	05/01/2015	7,100,000	7,100,000
New York NY County Housing Development Corporation Series E-2-A (Housing Revenue)	0.25	05/01/2041	4,000,000	4,000,000
New York NY County Housing Development Corporation Series M (Housing Revenue)	0.30	11/01/2013	1,150,000	1,150,000
New York NY Municipal Water & Sewer Finance Authority Subseries B2 (Water & Sewer Revenue, Lloyds Bank LOC)	0.08	06/15/2024	6,000,000	6,000,000
New York State Dormitory Authority Long Island University Subseries 2006A-2 (Education Revenue, TD Bank NA LOC)	0.10	09/01/2026	2,200,000	2,200,000
New York State Dormitory Authority Long Island University Subseries 2006A-2 (Education Revenue, TD Bank NA LOC)	0.10	09/01/2036	7,000,000	7,000,000
New York State Dormitory Authority Northern Westchester Association (Hospital Revenue, TD Bank NA LOC)	0.09	11/01/2034	2,885,000	2,885,000
New York State Thruway Authority PUTTER Series 3600-Z (Transportation Revenue, FGIC Insured) 144A	0.24	01/01/2016	6,145,000	6,145,000
Oneida County NY IDA (Hospital Revenue, HSBC Bank USA NA LOC)	0.12	06/01/2026	2,705,000	2,705,000

				147,415,000

North Carolina : 1.93%

Variable Rate Demand Notes§ : 1.93%
Durham County NC COP (Miscellaneous Revenue, FHLB LOC)	0.13	06/01/2034	23,000,000	23,000,000
Lower Cape Fear NC Water & Sewer Authority Bladen Bluffs Project Series 2010 (Water & Sewer Revenue)	0.10	12/01/2034	8,225,000	8,225,000
North Carolina Capital Facilities Finance Agency (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.13	03/01/2031	10,610,000	10,610,000
North Carolina Capital Facilities Finance Agency Campbell University (Education Revenue, Branch Banking & Trust LOC)	0.15	10/01/2034	5,710,000	5,710,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.15%	05/01/2024	$3,405,000	$3,405,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.15	05/01/2030	3,875,000	3,875,000
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-1 (Health Revenue, Branch Banking & Trust LOC)	0.13	12/01/2036	9,410,000	9,410,000
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-2 (Hospital Revenue, Branch Banking & Trust LOC)	0.13	12/01/2036	5,040,000	5,040,000
North Carolina Medical Care Commission Wayne Memorial Hospital (Hospital Revenue, Branch Banking & Trust LOC)	0.13	10/01/2036	4,680,000	4,680,000
North Carolina Port Authority Facilities Series 2008 (Port Authority Revenue, Branch Banking & Trust LOC)	0.15	06/01/2036	3,500,000	3,500,000
Piedmont Triad NC Airport Authority Series A (Airport Revenue, Branch Banking & Trust LOC)	0.10	07/01/2032	6,955,000	6,955,000

				84,410,000

North Dakota : 0.88%

Other Municipal Debt: 0.80%
Mercer County ND Pollution Control Refunding Revenue Notes Series 09-1 (Miscellaneous Revenue)	0.25	11/15/2011	35,000,000	35,000,000

Variable Rate Demand Note§: 0.08%
Richland County ND Recovery Zone (IDR, CoBank ACB LOC)	0.15	11/01/2028	3,500,000	3,500,000

Ohio : 1.40%

Variable Rate Demand Notes§ : 1.40%
Butler County OH Capital Funding Low Cost Capital Series 2005-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.14	06/01/2035	2,440,000	2,440,000
Columbus OH Regional Airport Authority Municipal Pooled Financing Program Series 2004-A (Airport Revenue, U.S. Bank NA LOC)	0.14	01/01/2030	3,420,000	3,420,000
Lancaster OH Port Authority Gas Series 2008 (Utilities Revenue)	0.14	05/01/2038	27,050,000	27,050,000
Parma OH Community General Hospital Association Series 2006A (Health Revenue, PNC Bank NA LOC)	0.11	11/01/2029	10,860,000	10,860,000
Warren County OH Cincinnati Electricity Corporation Project (IDR, Scotia Bank LOC)	0.32	09/01/2015	2,810,000	2,810,308
Warren County OH Health Care Facilities Otterbein Homes Series B (Health Revenue, U.S. Bank NA LOC)	0.15	07/01/2023	14,430,000	14,430,000

				61,010,308

Oklahoma : 0.23%

Variable Rate Demand Note§: 0.23%
Oklahoma State Municipal Power Authority Series 1880 (Utilities Revenue, AGC-ICC FGIC Insured)	0.24	01/01/2015	10,090,000	10,090,000

Oregon : 0.30%

Variable Rate Demand Notes§ : 0.30%
Oregon State Veterans Welfare Series 84 (Miscellaneous Revenue)	0.11	06/01/2040	3,500,000	3,500,000
Oregon State Veterans Welfare Series 90B (Miscellaneous Revenue)	0.11	12/01/2045	9,785,000	9,785,000

				13,285,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Other : 2.37%

Variable Rate Demand Notes§ : 2.37%
Branch Banking & Trust Company Municipal Trust Series 5003 (Lease Revenue, RaboBank International LOC) 144A	0.38%	05/01/2027	$9,880,000	$9,880,000
Clipper Tax-Exempt Certified Trust Series 2004-05 (GO - Local, FHLMC Insured)	0.19	05/01/2014	14,500,000	14,500,000
Clipper Tax-Exempt Certified Trust Series 2006-04 (GO - Local, U.S. Bank NA LOC)	0.17	05/01/2013	4,420,000	4,420,000
PFOTER Class C PPT 10011 (Housing Revenue, FHLMC Insured)	0.37	03/01/2040	74,700,000	74,700,000

				103,500,000

Pennsylvania : 5.94%

Variable Rate Demand Notes§ : 5.94%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center PFOTER MT-633 (Health Revenue) 144A	0.23	02/01/2031	2,360,000	2,360,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC) 144A	0.14	04/15/2039	25,500,000	25,500,000
Allegheny County PA IDA Watson Institute Friendship Academy (Education Revenue, PNC Bank NA LOC)	0.14	08/01/2040	3,750,000	3,750,000
Beaver County PA IDA Electric Company Project Series A (Utilities Revenue, Bank of Nova Scotia LOC)	0.14	11/01/2020	10,000,000	10,000,000
Beaver County PA IDA Metropolitan Edison Company Project Series A (Utilities Revenue, Bank of Nova Scotia LOC)	0.14	07/15/2021	10,000,000	10,000,000
Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2009-A-1 (Hospital Revenue) 144A	0.15	02/01/2012	12,845,000	12,845,000
Bethlehem PA Municipal Products Incorporated School District Series E-12 (GO - Local, Royal Bank of Canada LOC) 144A	0.14	01/05/2012	4,000,000	4,000,000
Butler County PA General Authority New Castle Area School District Project Series 2010 (GO - Local, GO - Local, PNC Bank NA LOC,)	0.14	03/01/2030	2,315,000	2,315,000
Chester County PA IDA Archdiocese (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	07/01/2031	12,675,000	12,675,000
Emmaus PA General Authority (GO - Local, U.S. Bank NA LOC)	0.13	03/01/2024	6,400,000	6,400,000
Emmaus PA General Authority Subseries D27 (Miscellaneous Revenue, U.S. Bank NA LOC, State Aid Withholding Insured)	0.13	03/01/2024	2,000,000	2,000,000
Geisinger Authority Pennsylvania Health System Series C (Health Revenue)	0.10	08/01/2028	7,810,000	7,810,000
Lehigh County PA General Purpose Authority St. Luke’s Hospital Bethlehem PFOTER (Health Revenue)	0.32	08/15/2042	15,640,000	15,640,000
Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)	0.14	09/15/2031	4,830,000	4,830,000
Montgomery County PA IDA LaSalle College High School Series 2007-A (Education Revenue, PNC Bank NA LOC)	0.14	11/01/2037	5,000,000	5,000,000
Montgomery County PA IDA New Regional Medical Center PFOTER (Health Revenue, FHA Insured) 144A	0.20	08/01/2038	10,700,000	10,700,000
Montgomery County PA IDA ROC R II R-11856 (Hospital Revenue, FHA Insured) 144A	0.15	02/01/2018	10,425,000	10,425,000
Montgomery County PA IDA Series 3238 (Hospital Revenue, FHA Insured) 144A	0.17	08/01/2030	6,200,000	6,200,000
Montgomery County PA Lower Merion School District GO Series 2009-A (Tax Revenue, State Street Bank & Trust Company LOC, State Aid Withholding Insured)	0.11	04/01/2027	4,400,000	4,400,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999-E3 (Education Revenue, PNC Bank NA LOC)	0.14	11/01/2014	3,800,000	3,800,000
Pennsylvania Housing Finance 4653 (Housing Revenue) 144A	0.20	10/01/2039	9,900,000	9,900,000
Pennsylvania State Public School Building Authority ROC RR II R-11396 (Lease Revenue, FSA State Aid Withholding Insured)	0.19	12/01/2023	550,000	550,000
Pennsylvania State University Project Series B (Education Revenue)	0.30	06/01/2031	6,450,000	6,450,000
Pennsylvania Turnpike Commission ROC RR II R-12259 (Tax Revenue, BHAC-CR AMBAC Insured) 144A	0.15	10/01/2013	12,850,000	12,850,000
Philadelphia PA Gas Works Series E (Utilities Revenue, PNC Bank NA LOC)	0.10	08/01/2031	10,000,000	10,000,000
Philadelphia PA School District GO Series F (GO - Local, Barclays Bank plc LOC, State Aid Withholding Insured)	0.10	09/01/2030	2,125,000	2,125,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Quakertown PA General Authority Pooled Financing Program Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.12%	07/01/2026	$5,555,000	$5,555,000
RBC Floater Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.14	11/01/2012	19,000,000	19,000,000
RBC Municipal Products Incorporated Trust Series C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.14	12/01/2041	4,000,000	4,000,000
RBC Municipal Products Incorporated Trust Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.14	12/01/2038	9,500,000	9,500,000
Washington County PA Hospital Authority Monongahela Hospital Project B (Hospital Revenue, PNC Bank NA LOC)	0.11	06/01/2041	3,390,000	3,390,000
Westmoreland County PA Excela Health Project Series B (Hospital Revenue, PNC Bank NA LOC)	0.14	07/01/2030	5,300,000	5,300,000

				259,270,000

Puerto Rico : 2.70%

Variable Rate Demand Notes§ : 2.70%
JPMorgan Chase PUTTER Trust Series 3920 (Miscellaneous Revenue, JPMorgan Chase Bank LOC) 144A	0.15	05/01/2013	41,250,000	41,250,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Floaters Series 2601 (Water & Sewer Revenue, Assured Guaranty Insured)	0.19	07/01/2047	9,000,000	9,000,000
Puerto Rico HFA Series 2984 (Housing Revenue, HUD Loan Insured)	0.14	06/01/2012	3,600,000	3,600,000
Puerto Rico Sales Tax Financing Corporation ROC RR II R-11760 (Tax Revenue, Citibank NA Insured) 144A	0.14	12/01/2047	2,200,000	2,200,000
Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured) 144A	0.26	02/01/2034	3,100,000	3,100,000
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue)	0.19	08/01/2057	58,756,546	58,756,546

				117,906,546

Rhode Island : 0.07%

Other Municipal Debt: 0.07%
Rhode Island State & Providence Plantations GO TAN Fiscal Year 2012 (Miscellaneous Revenue)	2.00	06/29/2012	3,000,000	3,033,505

South Carolina : 0.53%

Other Municipal Debt : 0.23%
York County SC Pollution Series OOB1 (Miscellaneous Revenue)	0.45	12/01/2011	4,000,000	4,000,000
York County SC Pollution Series OOB2 (Miscellaneous Revenue)	0.45	12/01/2011	6,000,000	6,000,000

				10,000,000

Variable Rate Demand Notes§ : 0.30%
Piedmont Municipal Power Agency Series C (Utilities Revenue, TD Bank NA LOC)	0.09	01/01/2034	5,000,000	5,000,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC Insured)	0.14	06/01/2046	4,900,000	4,900,000
South Carolina Jobs EDA Institutional Business & Home Project (IDR, Branch Banking & Trust LOC)	0.15	11/01/2034	3,000,000	3,000,000

				12,900,000

South Dakota : 0.26%

Variable Rate Demand Notes§ : 0.26%
South Dakota Housing Development Authority (Housing Revenue, FNMA Insured)	0.15	02/15/2031	6,495,000	6,495,000
South Dakota State HEFA Sioux Valley Series B (Hospital Revenue, U.S. Bank NA LOC)	0.14	11/01/2034	4,630,000	4,630,000

				11,125,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee : 1.81%

Other Municipal Debt: 0.08%
Sevier County TN Public Building Authority Public Projects Construction Notes Series B-3 (Miscellaneous Revenue)	1.25%	05/01/2012	$3,500,000	$3,510,381

Variable Rate Demand Notes§ : 1.73%
Alcoa Maryville Blount County TN Industrial Development Board Series A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.15	06/01/2036	2,900,000	2,900,000
Blount County TN Public Building Authority GO Series E-5-B (GO - Local, Branch Banking & Trust LOC)	0.15	06/01/2042	4,760,000	4,760,000
Blount County TN Public Building Authority Local Government Public Import E1 Series A (GO - Local, Branch Banking & Trust LOC, County Guaranty Insured)	0.15	06/01/2037	6,450,000	6,450,000
Clarksville TN Public Building Authority Metropolitan Government Nashville & Davidson County HEFA Lipscomb University Project (Education Revenue, FHLB LOC)	0.13	11/01/2028	12,400,000	12,400,000
Johnson City TN Health & Educational Facilities Health Alliance Series 2011A (Health Revenue, U.S. Bank NA LOC)	0.11	07/01/2033	15,085,000	15,085,000
Johnson City TN Health & Educational Facilities Health Alliance Series 2011B (Health Revenue, PNC Bank NA LOC)	0.11	07/01/2033	6,665,000	6,665,000
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Utilities Revenue)	0.19	12/01/2016	27,190,000	27,190,000

				75,450,000

Texas : 11.77%

Variable Rate Demand Notes§ : 11.77%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project (Housing Revenue, FHLMC Insured)	0.15	09/01/2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured)	0.15	09/01/2036	12,435,000	12,435,000
Brazos County TX Health Facilities Development Corporation Franciscan Services PUTTER MT-636 (Hospital Revenue, NATL-RE Insured) 144A	0.27	01/01/2028	30,860,000	30,860,000
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue)	0.19	09/01/2014	28,780,000	28,780,000
Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)	0.14	12/01/2015	12,305,000	12,305,000
Dallas TX Waterworks & Sewer System PUTTER (Water & Sewer Revenue)	0.19	10/01/2018	15,000,000	15,000,000
Del Valle TX GO Independent School District Building PUTTER Series 1946 (GO - Local, PSF-GTD Insured)	0.17	08/15/2014	9,105,000	9,105,000
Fort Bend TX Independent School District Series 2852 (GO - Local, PSF-GTD Insured) 144A	0.14	02/15/2016	1,800,000	1,800,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project (Housing Revenue, FNMA Insured)	0.15	02/15/2032	5,090,000	5,090,000
Harris County TX Industrial Development Corporation Deer Park Refining Project Series A (Solid Waste Revenue)	0.11	03/01/2023	21,100,000	21,100,000
Houston TX Utilities Systems Authority Series 2010-B (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.14	05/15/2034	25,000,000	25,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue) 144A	0.15	08/30/2012	5,500,000	5,500,000
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments (Housing Revenue, FHLMC LOC)	0.14	08/01/2041	7,500,000	7,500,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.14	12/01/2039	17,050,000	17,050,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (IDR)	0.14	04/01/2040	8,350,000	8,350,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.15	12/01/2039	15,700,000	15,700,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.15	12/01/2039	19,200,000	19,200,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.14	04/01/2040	42,475,000	42,475,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.14	11/01/2040	13,300,000	13,300,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.15	06/01/2041	45,000,000	45,000,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Port Arthur TX Navigation District of Jefferson County Multi Mode Variable Rate Demand Revenue Bonds ATOFINA Petrochemicals, Incorporated Project Series 2003C (IDR)	0.15%	04/01/2027	$2,000,000	$2,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series B (Resource Recovery Revenue)	0.19	07/01/2029	11,700,000	11,700,000
RBC Municipal Products Incorporated Trust Floater Certificates Series E-18 (Hospital Revenue, Royal Bank of Canada LOC) 144A	0.14	06/01/2032	34,395,000	34,395,000
RBC Municipal Products Incorporated Trust Floater Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC) 144A	0.14	06/01/2027	6,000,000	6,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue)	0.19	12/15/2026	92,000,000	92,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Utilities Revenue)	0.19	12/15/2026	11,578,947	11,578,947
Texas State Department of Housing & Community Affairs Costa Ibiza Apartments (Housing Revenue, FHLMC Insured)	0.14	08/01/2041	13,550,000	13,550,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Hospital Revenue, Bank of America NA LOC)	0.30	07/01/2020	2,800,000	2,800,000

				513,573,947

Utah : 0.72%

Variable Rate Demand Notes§ : 0.72%
PFOTER Series P-Floats-PPT-1008- CL-A (Housing Revenue, FHLMC Insured)	0.37	01/01/2032	17,705,000	17,705,000
South Valley UT Sewer District ROC RR II R-11919 (Water & Sewer Revenue, BHAC Insured) 144A	0.14	07/01/2016	3,995,000	3,995,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments (Housing Revenue, FHLMC Insured)	0.13	12/01/2034	9,675,000	9,675,000

				31,375,000

Vermont : 1.54%

Variable Rate Demand Notes§ : 1.54%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project A (Hospital Revenue, TD Bank NA LOC)	0.14	10/01/2028	2,065,000	2,065,000
Vermont Educational & Health Buildings Financing Agency Fletcher Allen Hospital Series A (Health Revenue, TD Bank NA LOC)	0.12	12/01/2030	21,690,000	21,690,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series A (Education Revenue, TD Bank NA LOC)	0.14	07/01/2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project A (Health Revenue, TD Bank NA LOC)	0.14	10/01/2034	10,025,000	10,025,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Series A (Health Revenue, TD Bank NA LOC)	0.14	10/01/2029	1,975,000	1,975,000
Vermont Educational & Health Buildings Financing Agency Various Norwich University Project (Education Revenue, TD Bank NA LOC)	0.10	09/01/2038	28,255,000	28,255,000

				67,150,000

Virginia : 1.75%

Variable Rate Demand Notes§ : 1.75%
Arlington County VA IDA Refunding MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC Insured)	0.14	03/01/2035	800,000	800,000
Fairfax County VA IDA Inova Health Care (Hospital Revenue)	0.26	05/15/2039	5,000,000	5,000,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.15	12/01/2033	4,250,000	4,250,000
Fauquier County VA IDR Wakefield School Incorporated Series 2008 (Miscellaneous Revenue, PNC Bank NA LOC)	0.09	04/01/2038	9,425,000	9,425,000
James City County VA IDA Chambrel Project (Housing Revenue, FNMA Insured)	0.14	11/15/2032	12,715,000	12,715,000
Norfolk VA EDA Inova Health Systems (Health Revenue)	0.26	11/01/2034	5,000,000	5,000,000
Smyth County VA IDA Health Alliance Ser 2011C (Health Revenue, U.S. Bank NA LOC)	0.11	07/01/2031	13,290,000	13,290,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Smyth County VA IDA Health Alliance Ser 2011D (Health Revenue, Mizuho Corporate Bank LOC)	0.11%	07/01/2031	$12,675,000	$12,675,000
Virginia Commonwealth University Health System Authority Series A (Hospital Revenue, Branch Banking & Trust LOC)	0.12	07/01/2037	110,000	110,000
Virginia Small Business Financing Authority Hampton University Series 2008 A (Education Revenue, PNC Bank NA LOC)	0.09	12/01/2038	13,000,000	13,000,000

				76,265,000

Washington : 1.08%

Variable Rate Demand Notes§ : 1.08%
King City WA Public Hospital District #1 (Hospital Revenue, Assured Guaranty Insured)	0.26	12/01/2015	6,930,000	6,930,000
Seattle WA Water & Sewer Systems Eclipse Funding Trust Series 2006-0002 (Water & Sewer Revenue, U.S. Bank NA LOC)	0.13	09/01/2029	6,655,000	6,655,000
Seattle WA Water System (Water & Sewer Revenue, FSA-CR MBIA Insured) 144A	0.14	09/01/2012	12,530,000	12,530,000

Variable Rate Demand Notes (continued)
Washington State HEFAR University Puget Sound Project A Puttable (Education Revenue, Bank of America NA LOC)	0.22	10/01/2030	6,290,000	6,290,000
Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)	0.14	07/01/2044	3,250,000	3,250,000
Washington State ROC RR II R-12285 (GO - State, FSA-CR FGIC Insured) 144A	0.14	01/01/2031	11,625,000	11,625,000

				47,280,000

West Virginia : 0.44%

Variable Rate Demand Notes§ : 0.44%
Weirton WV Municipal Hospital Building Commission Weirton Medical Center Incorporated (Hospital Revenue, PNC Bank NA LOC)	0.14	12/01/2031	8,985,000	8,985,000
West Virginia State Hospital Finance Authority Cabell Hospital Series A (Hospital Revenue, Branch Banking & Trust LOC)	0.15	01/01/2034	10,000,000	10,000,000

				18,985,000

Wisconsin : 4.08%

Other Municipal Debt: 0.64%
Wisconsin State HEFA Series 08-B (Miscellaneous Revenue)	0.22	12/05/2011	28,000,000	28,000,000

Variable Rate Demand Notes§ : 3.44%
Appleton WI Recovery Zone Facilities Foremost Farms USA (Miscellaneous Revenue, CoBank ACB LOC)	0.14	05/01/2037	30,000,000	30,000,000
Milwaukee WI RDA University of Wisconsin Kenilworth Project (Education Revenue, U.S. Bank NA LOC)	0.14	09/01/2040	7,550,000	7,550,000
Public Finance Authority Wisconsin Midwestern Disaster Area Program Series 2011 (Miscellaneous Revenue, Farm Credit Services LOC)	0.14	09/01/2036	5,000,000	5,000,000
Wisconsin HEFA Ministry Healthcare Incorporated Project Series B (Health Revenue)	0.14	08/01/2022	15,485,000	15,485,000
Wisconsin Housing & Economic Development Authority Series 2011 A (Housing Revenue)	0.16	09/01/2043	9,100,000	9,100,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR AMBAC Insured)	0.18	07/01/2013	10,290,000	10,290,000
Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Bank of Montreal LOC)	0.12	04/01/2028	3,400,000	3,400,000
Wisconsin State HEFA Hess Memorial Hospital Incorporated (Hospital Revenue, U.S. Bank NA LOC)	0.14	05/01/2024	11,390,000	11,390,000
Wisconsin State HEFA Meriter Retirement Services Series B (Health Revenue, U.S. Bank NA LOC)	0.14	03/01/2038	6,150,000	6,150,000
Wisconsin State Series 1 PUTTER 2009-36 (GO - State)	0.19	05/01/2020	26,755,000	26,755,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — OCTOBER 31, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
Wisconsin State Series 1 PUTTER 2009-6 (GO - State)		0.19%	05/01/2013	$25,000,000	$25,000,000

					150,120,000

Total Investments in Securities (Cost $4,350,667,153)*	99.71%				4,350,667,153

Other Assets and Liabilities, Net	0.29				12,847,180

Total Net Assets	100.00%				$4,363,514,333

§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL MONEY MARKET FUND[1]	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.85%

Delaware : 3.00%

Variable Rate Demand Note§: 3.00%
Delaware River & Bay Authority (Transportation Revenue, TD Bank NA LOC)	0.09%	01/01/2030	$3,000,000	$3,000,000

Nevada : 1.70%

Variable Rate Demand Note§: 1.70%
Reno NV Sales Tax Revenue Various Refunding Senior Lien-Retrac-Reno Transportation Rail Access Corridor Project (Sales Tax Revenue, Bank of New York LOC)	0.14	06/01/2042	1,700,000	1,700,000

New Jersey : 75.72%

Variable Rate Demand Notes§ : 75.72%
Burlington County NJ Bridge Lutheran Home Project Series A (Health Revenue, Commerce Bank NA LOC)	0.12	12/01/2025	965,000	965,000
Camden County NJ Import Authority Cooper Health System (Hospital Revenue, TD Bank NA LOC)	0.09	08/01/2032	2,095,000	2,095,000
Clipper Tax-Exempt Certificate Trust Series 2009-40 (Miscellaneous Revenue)	0.14	06/01/2032	3,000,000	3,000,000
Garden State Preservation Trust New Jersey Open Space & Farmland 2005 Series A (Tax Revenue, FSA Insured)	0.14	05/01/2024	3,335,000	3,335,000
Gloucester County NJ Industrial PCFA Exxon Mobil (Resource Recovery Revenue, Mobil Corporation Guarantee Agreement)	0.01	01/01/2022	2,700,000	2,700,000
Mercer County NJ Import Authority Atlantic Funding Project (Education Revenue, Bank of America NA LOC)	0.19	09/01/2028	2,785,000	2,785,000
New Jersey EDA (Tax Revenue, BHAC-CR NATL-RE Insured)	0.24	07/01/2022	2,190,000	2,190,000
New Jersey EDA Gas Facility (Utilities Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.11	10/01/2022	4,500,000	4,500,000
New Jersey EDA Lawrenceville School Project (Education Revenue)	0.09	07/01/2031	400,000	400,000
New Jersey EDA Presbyterian Homes Assistance Project Series B (Health Revenue, TD Bank NA LOC)	0.09	04/01/2016	1,340,000	1,340,000
New Jersey EDA Princeton Day School Project (Education Revenue, U.S. Bank NA LOC)	0.14	08/01/2035	3,550,000	3,550,000
New Jersey EDA The Hun School of Princeton Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.09	11/01/2034	4,470,000	4,470,000
New Jersey EDA The Peddie School Project Series 1996 (Education Revenue, U.S. Bank NA Insured)	0.10	02/01/2026	2,250,000	2,250,000
New Jersey EDA Various Peddie School Project Series B (Education Revenue, U.S. Bank NA Insured)	0.10	02/01/2019	995,000	995,000
New Jersey EDA Various Peddie School Project Series B (Education Revenue, U.S. Bank NA Insured)	0.10	02/01/2029	355,000	355,000
New Jersey EDA Natural Gas Company Series C (Energy Revenue)	0.16	08/01/2041	2,900,000	2,900,000
New Jersey Educational Facilities Authority Various Institute Defense Analyses Series D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.14	10/01/2030	4,300,000	4,300,000
New Jersey Health Care Facilities Financing Authority Composite Program Fitness First Oradell LLC Project Series 2006 A-6 (Health Revenue, TD Bank NA LOC)	0.12	07/01/2031	1,180,000	1,180,000
New Jersey Health Care Facilities Financing Authority Various Virtua Health Service Series C (Health Revenue, JPMorgan Chase Bank LOC)	0.12	07/01/2043	250,000	250,000
New Jersey HFFA Princeton Healthcare Series B (Hospital Revenue, TD Bank NA LOC)	0.09	07/01/2041	300,000	300,000
New Jersey HFFA Series A1 (Hospital Revenue, TD Bank NA LOC)	0.12	07/01/2014	1,645,000	1,645,000
New Jersey HFFA Various Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.19	07/01/2041	1,300,000	1,300,000
New Jersey HFFA Various Somerset Medical Center (Hospital Revenue, TD Bank NA LOC)	0.09	07/01/2024	1,065,000	1,065,000

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL MONEY MARKET FUND[1]

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
New Jersey Housing & Mortgage Finance Agency Series A (Housing Revenue, FSA Insured) 144A	0.29%	05/01/2027	$810,000	$810,000
New Jersey State Building Authority Sub Series A-3 (Lease Revenue, Barclays Bank plc LOC)	0.10	06/15/2023	4,365,000	4,365,000
New Jersey State Higher Education Assistance Authority Student Loan Series ROC-RR-II-R-11853 (Education Revenue, Assured Guaranty Insured) 144A	0.29	06/01/2016	3,850,000	3,850,000
New Jersey State Higher Education Assistance Authority Student Loan Series ROC-RR-II0-R-11571 (Education Revenue, Assured Guaranty Insured)	0.29	06/01/2016	2,650,000	2,650,000
New Jersey State Turnpike Authority Refunding Various Series B (Transportation Revenue, PNC Bank NA LOC)	0.09	01/01/2024	4,050,000	4,050,000
New Jersey State Turnpike Authority Refunding Various Series C (Transportation Revenue, Scotia Bank LOC)	0.08	01/01/2024	4,350,000	4,350,000
New Jersey State Turnpike Authority Refunding Various Series D (Transportation Revenue, Scotia Bank LOC)	0.08	01/01/2024	4,200,000	4,200,000
New Jersey Transportation Trust Fund Series 31 (Miscellaneous Revenue, State Street Bank & Trust Insured)	0.14	12/15/2023	3,350,000	3,350,000
Union City NJ Pollution Control Revenue Bonds Exxon Corporation Project (Energy Revenue)	0.01	07/01/2033	200,000	200,000

				75,695,000

New York : 3.57%

Variable Rate Demand Notes§ : 3.57%
Austin Trust Various States Series 2008-1067 (Port Authority Revenue, GO of Authority Insured)	0.27	10/01/2025	1,415,000	1,415,000
Port Authority of New York & New Jersey (Port Authority Revenue, GO of Authority Insured) 144A	0.12	01/15/2041	2,150,000	2,150,000

				3,565,000

Pennsylvania : 2.48%

Variable Rate Demand Notes§ : 2.48%
Allegheny County PA Airport Authority Series 4 (Airport Revenue, State Street Bank & Trust Insured)	0.19	01/01/2018	900,000	900,000
Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (Health Revenue, FNMA Insured)	0.14	07/15/2028	1,275,000	1,275,000
Emmaus PA General Authority Subseries D27 (Miscellaneous Revenue, U.S. Bank NA LOC, State Aid Withholding Insured)	0.13	03/01/2024	300,000	300,000

				2,475,000

Puerto Rico : 8.78%

Variable Rate Demand Notes§ : 8.78%
Puerto Rico Commonwealth Various Refunding Public Improvement Series C-5-2-RMKT (GO - State, Barclays Bank plc LOC, AGM Insured)	0.10	07/01/2020	2,200,000	2,200,000
JPMorgan Chase PUTTER Trust Series 3920 (Miscellaneous Revenue, JPMorgan Chase Bank LOC) 144A	0.15	05/01/2013	900,000	900,000
Puerto Rico HFA PUTTER Series 2984 (Housing Revenue, HUD Loan Insured)	0.14	06/01/2012	3,880,000	3,880,000
Puerto Rico Sales Tax Financing Corporation ROC-RR-II-R-11760 (Tax Revenue, Citibank NA Insured) 144A	0.14	12/01/2047	1,800,000	1,800,000

				8,780,000

2

WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL MONEY MARKET FUND[1]	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Texas : 3.60%

Variable Rate Demand Note§: 3.60%
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2007 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)		0.32%	01/01/2032	$3,600,000	$3,600,000

Washington : 1.00%

Variable Rate Demand Note§: 1.00%
Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)		0.14	07/01/2044	1,000,000	1,000,000

Total Investments in Securities (Cost $99,815,000)*	99.85%				99,815,000

Other Assets and Liabilities, Net	0.15				151,206

Total Net Assets	100.00%				$99,966,206

§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

[1]	As of the close of business on December 21, 2011, shares of the Fund were redeemed and the Fund was liquidated.

3

WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage New Jersey Municipal Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL MONEY MARKET FUND[1]	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.95%

Minnesota : 1.44%

Variable Rate Demand Note§: 1.44%
Sherburne County MN Housing & Redevelopment Authority Apperts Incorporated Project (Housing Revenue, Bremer Bank LOC)	0.21%	12/01/2021	$2,515,000	$2,515,000

Nevada : 0.62%

Variable Rate Demand Note§: 0.62%
Sparks NV Economic Development RIX Industries Project (IDR, Wells Fargo Bank NA LOC) (q)	0.33	07/01/2027	1,090,000	1,090,000

New York : 87.40%

Variable Rate Demand Notes§ : 87.40%
Albany NY IDA (Hospital Revenue, Bank of America NA LOC)	0.22	05/01/2027	2,605,000	2,605,000
City of New York NY Subseries B-3 (GO - Local, TD Bank NA LOC)	0.10	09/01/2027	800,000	800,000
Dutchess County NY IDA (Education Revenue, JPMorgan Chase Bank LOC)	0.14	07/01/2028	2,490,000	2,490,000
Erie County NY IDA School Facilities Series 2946 (Education Revenue, FSA Insured)	0.15	11/01/2012	3,050,000	3,050,000
JPMorgan Chase PUTTER (Water & Sewer Revenue) 144A	0.15	05/02/2013	3,700,000	3,700,000
Long Island Power Authority New York Electric System Subseries 1-B (Utilities Revenue, State Street Corporation LOC)	0.11	05/01/2033	5,900,000	5,900,000
Nassau County NY Interim Finance Authority Series D-1 (Tax Revenue)	0.18	11/15/2017	2,185,000	2,185,000
Nassau Health Care Corporation Series B-2 (Hospital Revenue, TD Bank NA LOC, County Guaranty Insured)	0.09	08/01/2029	6,100,000	6,100,000
New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Hospital Revenue, Bank of America NA LOC)	0.28	01/01/2026	3,720,000	3,720,000
New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Education Revenue, Bank of America NA LOC)	0.28	05/01/2037	1,000,000	1,000,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured) 144A	0.14	11/15/2044	6,600,000	6,600,000
New York Metropolitan Transportation Authority (Transportation Revenue, Bank of Nova Scotia LOC)	0.09	11/01/2026	7,000,000	7,000,000
New York Metropolitan Transportation Authority ROC-RR-II-R-11711 (Transportation Revenue, FSA Insured) 144A	0.29	11/15/2027	3,450,000	3,450,000
New York NY City Housing Development Corporation 1904 Vyse Avenue Apartments Series A (Housing Revenue, FNMA Insured)	0.13	01/15/2038	4,035,000	4,035,000
New York NY City Housing Development Corporation Series C-4 (Housing Revenue)	0.13	05/01/2015	1,945,000	1,945,000
New York NY City Housing Development Corporation West End Towers Series A (Housing Revenue, FNMA Insured)	0.12	05/15/2034	5,500,000	5,500,000
New York NY City Series F-4 (Tax Revenue, Union Bank NA LOC)	0.09	09/01/2035	3,000,000	3,000,000
New York NY City Transitional Finance Authority Subseries F-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.10	02/01/2035	2,200,000	2,200,000
New York NY City Trust Cultural Research Lincoln Center For the Arts Series B-1 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.10	11/01/2038	3,750,000	3,750,000
New York NY Subseries A-5 (GO - Local, Bank of Nova Scotia LOC)	0.09	08/01/2031	4,205,000	4,205,000
New York NY Subseries C-4 (GO - Local, Bank of Tokyo-Mitsubishi UFJ LOC)	0.10	08/01/2020	7,000,000	7,000,000
New York NY Subseries C-5 (GO - Local, Bank of New York LOC)	0.10	08/01/2020	6,400,000	6,400,000
New York NY Subseries F-4 (GO - Local, Sumitomo Mitsui Banking LOC)	0.10	09/01/2035	5,500,000	5,500,000
New York NY Triborough Bridge & Tunnel Authority Sub Series CD (Transportation Revenue, AGM Insured)	0.14	01/01/2019	3,500,000	3,500,000
New York State Dormitory Authority North Shore LI Jewish Series B (Hospital Revenue, TD Bank NA LOC)	0.10	07/01/2039	6,000,000	6,000,000
New York State Dormitory Authority PUTTER 2009-35 (Miscellaneous Revenue, State Street Corporation LOC)	0.14	11/01/2020	5,000,000	5,000,000

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL MONEY MARKET FUND[1]

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes§ (continued)
New York State Dormitory Authority PUTTER 2009-45 (Education Revenue, State Street Corporation LOC)	0.14%	07/01/2025	$3,200,000	$3,200,000
New York State Dormitory Authority Rockefeller University Series B (Education Revenue)	0.09	07/01/2039	4,650,000	4,650,000
New York State Housing Finance Agency Avalon Bowery Place Series II-A (Housing Revenue, Bank of America NA LOC)	0.23	11/01/2039	1,500,000	1,500,000
New York State Housing Finance Agency Rip Van Winkle House Series A (Housing Revenue, FHLMC Insured)	0.17	11/01/2034	3,300,000	3,300,000
New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.13	11/01/2033	2,500,000	2,500,000
New York State Housing Finance Agency West 23rd Street Series A (Housing Revenue, FNMA Insured)	0.13	05/15/2033	4,100,000	4,100,000
New York State Housing Finance Agency Weyant Green Apartments Series A (Housing Revenue, FNMA Insured)	0.13	05/15/2037	700,000	700,000
New York State Mortgage Agency ROC-RR-II-R-11706 (Housing Revenue) 144A	0.20	10/01/2024	2,700,000	2,700,000
New York State Thruway Authority PUTTER Series 3600-Z (Transportation Revenue, FGIC Insured) 144A	0.24	01/01/2016	3,100,000	3,100,000
Niagara County NY IDA Niagra University Project Series B (Education Revenue, HSBC Bank USA NA LOC, Radian Insured)	0.12	11/01/2031	5,000,000	5,000,000
Oneida County NY IDA (Hospital Revenue, HSBC Bank USA NA LOC)	0.12	06/01/2026	3,545,000	3,545,000
Puttable Floating Option Tax-Exempt Receipts PT-4564 (Housing Revenue, FHLMC Insured)	0.34	02/01/2046	7,740,000	7,740,000
Syracuse NY IDA (Education Revenue, JPMorgan Chase Bank LOC)	0.12	12/01/2037	3,865,000	3,865,000

				152,535,000

Puerto Rico : 4.87%

Variable Rate Demand Notes§ : 4.87%
Puerto Rico Commonwealth ROC-II-R-185 (GO - State, FGIC Insured) 144A	0.14	07/01/2012	3,715,000	3,715,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11778 (Tax Revenue) 144A	0.14	08/01/2047	2,875,000	2,875,000
Puerto Rico Sales Tax Corporate Financing ROC-RR-II-R-11779 (Tax Revenue) 144A	0.14	12/01/2047	1,900,000	1,900,000

				8,490,000

Texas : 5.62%

Variable Rate Demand Notes§ : 5.62%
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2007 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)	0.32	01/01/2032	5,475,000	5,475,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series A (Energy Revenue)	0.14	11/01/2040	1,925,000	1,925,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series C (Energy Revenue)	0.15	04/01/2040	2,400,000	2,400,000

				9,800,000

2

WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL MONEY MARKET FUND[1]	PORTFOLIO OF INVESTMENTS - October 31, 2011 (UNAUDITED)

Total Investments in Securities (Cost $174,430,000)*	99.95%	174,430,000

Other Assets and Liabilities, Net	0.05	90,628

Total Net Assets	100.00%	$174,520,628

§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(q)	Credit enhancement is provided by an affiliate.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

[1]	As of the close of business on December 21, 2011, shares of the Fund were redeemed and the Fund was liquidated.

3

WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage New York Municipal Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND[1]

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.09%

Alaska : 1.07%

Mutual Funds: 1.07%
Valdez AK Marine Terminal Revenue Exxon Pipeline Company Project (IDR) ±	0.08%	10/01/2025	$900,000	$900,000

Nevada : 0.24%

Variable Rate Demand Note§: 0.24%
Reno NV Sales Tax Revenue Various Refunding Senior Lien-Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC) ±	0.14	06/01/2042	200,000	200,000

New Jersey : 4.76%

Other Municipal Debt: 4.76%
Clipper Tax Exempt Series 2009-32 (Airport Revenue, State Street Bank & Trust Company Insured) ±	0.19	01/01/2018	4,000,000	4,000,000

New York : 1.79%

Variable Rate Demand Note§: 1.79%
New York State Housing Finance Authority (Lease Revenue, Bank of New York Insured) ±	0.13	05/15/2032	1,500,000	1,500,000

Pennsylvania : 87.66%

Variable Rate Demand Notes§ : 87.66%
Allegheny County PA Hospital Development Authority Senior Living Corporation (Health Revenue, FNMA Insured) ±	0.14	07/15/2028	4,105,000	4,105,000
Beaver County IDA Environmental Improvement Project (Utilities Revenue) ±	0.29	09/01/2032	2,000,000	2,000,000
Berks County PA IDA Fleetwood Business Trust (IDR, U.S. Bank NA LOC) ±	0.17	05/15/2025	3,815,000	3,815,000
Butler County PA IDA Mine Safety Appliances Series A (IDR, JPMorgan Chase Bank LOC) ±	0.25	05/01/2022	3,000,000	3,000,000
Butler County PA IDA Mine Safety Appliances Series B (IDR) ±	0.25	05/01/2022	1,000,000	1,000,000
Delaware County PA College Authority Eastern College Series A (Education Revenue, TD Bank NA LOC) ±	0.14	10/01/2025	3,400,000	3,400,000
Delaware County PA IDA Airport Facilities Parcel Service Project (Airport Revenue) ±	0.10	12/01/2015	2,600,000	2,600,000
Emmaus PA General Authority Series D27 (GO - Local, U.S. Bank NA LOC, State Aid Withholding Insured) ±	0.13	03/01/2024	1,800,000	1,800,000
Emmaus PA General Authority Series F24 (GO - Local, U.S. Bank NA LOC, State Aid Withholding Insured) ±	0.13	03/01/2024	2,000,000	2,000,000
Fayette County PA IDA Coastal Lumber Company Project (IDR, Branch Banking & Trust LOC) ±	0.32	09/01/2018	1,500,000	1,500,000
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC) ±	0.39	05/01/2017	985,000	985,000
Geisinger PA Health System Series C (Hospital Revenue, TD Bank NA LOC) ±	0.10	08/01/2028	1,450,000	1,450,000
JPMorgan Chase PUTTER DRIVER Trust Series 3498Z (Lease Revenue, FSA State Aid Withholding Insured) ††±	0.24	06/01/2015	1,475,000	1,475,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, U.S. Bank NA LOC) ±	0.17	09/01/2026	40,000	40,000
Lower Merion PA School District Capital Project Series A (GO - Local, State Street Bank & Trust Company LOC, State Aid Withholding Insured) ±	0.11	04/01/2027	3,080,000	3,080,000
Merrill Lynch PFOTER Series 385 (Hospital Revenue) ±	0.32	08/15/2042	2,500,000	2,500,000
Merrill Lynch PFOTER Series 566 (Hospital Revenue) ±	0.43	08/15/2042	3,800,000	3,800,000
Montgomery County PA IDA Girl Scouts Southeastern (Miscellaneous Revenue, TD Bank NA LOC) ±	0.12	02/01/2025	1,420,000	1,420,000
Montgomery County PA IDA Series 3238 (Hospital Revenue, FHA Insured) ††±	0.17	08/01/2030	1,300,000	1,300,000

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND[1]

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Northampton County Pennsylvania Higher Education Authority Series A (Education Revenue, Bank of New York Insured) ±	0.10%	11/15/2021	$1,495,000	$1,495,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC) ±	0.18	12/01/2023	1,600,000	1,600,000
Pennsylvania EDFA Series B1 (IDR, PNC Bank NA LOC) ±	0.25	05/01/2015	200,000	200,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC) ±	0.25	08/01/2014	300,000	300,000
Pennsylvania EDFA Series G10 (Port Authority Revenue, PNC Bank NA LOC) ±	0.18	12/01/2025	1,300,000	1,300,000
Pennsylvania EDFA Series G12 (IDR, PNC Bank NA LOC) ±	0.25	12/01/2013	100,000	100,000
Pennsylvania EDFA Series G6 (IDR, PNC Bank NA LOC) ±	0.25	12/01/2013	350,000	350,000
Pennsylvania EDFA Series H4 (IDR, PNC Bank NA LOC) ±	0.25	12/01/2012	400,000	400,000
Pennsylvania EDFA Series J1 (Education Revenue, PNC Bank NA LOC) ±	0.14	11/01/2030	1,225,000	1,225,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC) ±	0.25	05/01/2015	400,000	400,000
Pennsylvania HFA SFMR Series 74A (Housing Revenue, GO of Agency Insured) ±	0.17	10/01/2032	2,300,000	2,300,000
Pennsylvania State HEFAR of Independent Colleges Series K (Education Revenue, PNC Bank NA LOC) ±	0.14	11/01/2014	1,400,000	1,400,000
Pennsylvania State Public School Building Authority ROC-RR-II-R-11396 (Lease Revenue, FSA State Aid Withholding Insured) ±	0.19	12/01/2023	4,150,000	4,150,000
Philadelphia PA Hospital & Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue) ±	0.12	07/01/2022	5,000	5,000
Philadelphia PA Hospital & Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue) ±	0.13	02/15/2014	900,000	900,000
Philadelphia PA Hospital & Higher Education Facilities Authority Childrens Hospital Series A (Hospital Revenue) ±	0.13	07/01/2022	600,000	600,000
Philadelphia PA IDA 1100 Walnut St Project (IDR, PNC Bank NA LOC) ±	0.30	12/01/2014	800,000	800,000
Philadelphia PA IDA Series B (IDR, JPMorgan Chase Bank LOC) ±	0.13	10/01/2030	500,000	500,000
Philadelphia PA School District Series F (GO - Local, Barclays Bank plc LOC, State Aid Withholding Insured) ±	0.10	09/01/2030	3,875,000	3,875,000
RBC Municipal Products Incorporated Trust Series C-15 (Royal Bank of Canada LOC) ††±	0.14	11/01/2012	1,500,000	1,500,000
RBC Municipal Products Incorporated Trust Series E-11 (Hospital Revenue, Royal Bank of Canada LOC) ††±	0.15	02/01/2012	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-16 (Hospital Revenue, Royal Bank of Canada LOC) ††±	0.14	04/15/2039	4,000,000	4,000,000
Southeastern PA Transportation Authority (Tax Revenue, PNC Bank NA LOC) ±	0.13	03/01/2022	1,175,000	1,175,000
Westmoreland County PA Industrial Development Project (IDR, PNC Bank NA LOC) ±	0.19	04/01/2017	1,740,000	1,740,000

				73,585,000

Puerto Rico : 2.50%

Variable Rate Demand Note§: 2.50%
Puerto Rico Sales Tax Finance Corporation ROC-RR-II-R-11761 (Tax Revenue) ††±	0.14	12/01/2047	2,100,000	2,100,000

Texas : 1.07%

Variable Rate Demand Notes§ : 1.07%
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series D (Energy Revenue) ±	0.14	11/01/2040	500,000	500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project (Resource Recovery Revenue) ±	0.32	01/01/2032	400,000	400,000

				900,000

Total Municipal Bonds and Notes (Cost $83,185,000)				83,185,000

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Total Investments in Securities (Cost $83,185,000)*	99.09%	$83,185,000

Other Assets and Liabilities, Net	0.91	763,627

Total Net Assets	100.00%	$83,948,627

±	Variable rate investment.
§	These securities are subject to a demand feature which reduces the effective maturity.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

[1]	As of the close of business on December 21, 2011, shares of the Fund were redeemed and the Fund was liquidated.

3

WELLS FARGO ADVANTAGE PENNSYLVANIA MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Pennsylvania Money Market (the “Fund”)

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit: 21.40%
Banco Del Estado De Chile	0.25%	11/04/2011	$7,000,000	$7,000,000
Banco Del Estado De Chile	0.27	11/10/2011	8,000,000	8,000,000
Bank of Montreal (Chicago)	0.25	12/29/2011	30,000,000	30,000,000
Bank of Nova Scotia (Houston)	0.28	12/29/2011	19,000,000	19,000,000
Bank of Nova Scotia (Houston)	0.28	12/30/2011	19,000,000	19,000,000
Bank of Tokyo Mitsubishi LLC	0.15	11/01/2011	20,000,000	20,000,000
Bank of Tokyo Mitsubishi LLC	0.15	11/07/2011	30,000,000	30,000,000
Barclays Bank plc (New York) ±	0.64	04/16/2012	6,000,000	6,000,000
Barclays Bank plc (New York) ±	0.69	12/01/2011	7,000,000	7,001,828
Barclays Bank plc (New York) ±	0.70	01/17/2012	10,000,000	10,000,000
Commerzbank (Grand Cayman)	0.09	11/01/2011	100,000,000	100,000,000
Credit Suisse (New York) ±	0.38	03/01/2012	6,000,000	5,999,048
Danske Bank Corporation	0.26	11/02/2011	24,000,000	24,000,000
Danske Bank Corporation	0.26	11/03/2011	27,000,000	27,000,000
Fortis Bank (Grand Cayman)	0.18	11/01/2011	45,000,000	45,000,000
KBC Bank NV Brussels	0.26	11/01/2011	45,000,000	45,000,000
Mizuho Corporate Bank Limited	0.15	11/03/2011	41,000,000	41,000,000
National Australia Bank (New York) ±	0.39	04/18/2012	12,000,000	12,000,000
National Bank of Canada	0.10	11/01/2011	30,000,000	30,000,000
Nordea Bank plc	0.26	12/28/2011	13,000,000	13,000,000
Nordea Bank plc	0.74	09/13/2012	10,000,000	10,008,915
Norinchukin Bank	0.18	11/01/2011	28,000,000	28,000,000
Norinchukin Bank	0.18	11/04/2011	37,000,000	37,000,000
NRW Bank	0.18	11/02/2011	32,000,000	32,000,000
Rabobank Nederland NV ±	0.32	12/06/2011	34,000,000	34,000,000
Rabobank Nederland NV	0.34	04/24/2012	20,000,000	19,999,513
Skandinaviska Enskilda Banken AG	0.25	11/07/2011	15,000,000	15,000,000
Standard Chartered Bank	0.25	11/30/2011	5,000,000	5,000,000
Standard Chartered Bank	0.27	11/14/2011	35,000,000	35,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/02/2011	40,000,000	40,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/04/2011	14,000,000	14,000,000
Sumitomo Mitusui Banking Corporation	0.15	11/07/2011	25,000,000	25,000,000

Total Certificates of Deposit (Cost $794,009,304)				794,009,304

Commercial Paper: 49.67%

Asset-Backed Commercial Paper : 26.72%
Alpine Securitization Corporation 144A(z)	0.19	11/23/2011	5,000,000	4,999,389
Anglesea Funding LLC 144A(z)	0.00	11/01/2011	2,000,000	2,000,000
Anglesea Funding LLC 144A(z)	0.19	11/02/2011	5,000,000	4,999,947
Anglesea Funding LLC 144A(z)	0.25	11/03/2011	8,000,000	7,999,831
Argento Funding Companies Limited 144A(z)	0.24	11/09/2011	16,000,000	15,999,040
Argento Funding Companies Limited 144A(z)	0.26	11/18/2011	8,000,000	7,998,942
Argento Funding Companies Limited 144A(z)	0.26	11/30/2011	30,000,000	29,993,475
Atlantis One Funding Corporation 144A(z)	0.19	11/15/2011	11,000,000	10,999,144
Atlantis One Funding Corporation 144A(z)	0.27	12/21/2011	2,000,000	1,999,222
Autobahn Funding Company 144A(z)	0.00	11/01/2011	8,000,000	8,000,000
CAFCO LLC 144A(z)	0.21	11/10/2011	6,000,000	5,999,655
Cancara Asset Securitization LLC 144A(z)	0.00	11/01/2011	4,000,000	4,000,000
Cancara Asset Securitization LLC 144A(z)	0.24	11/08/2011	7,000,000	6,999,633
Cancara Asset Securitization LLC 144A(z)	0.26	11/16/2011	10,000,000	9,998,833
Cancara Asset Securitization LLC 144A(z)	0.27	11/28/2011	1,000,000	999,790
Chariot Funding LLC 144A(z)	0.14	11/14/2011	52,000,000	51,997,183
Chariot Funding LLC 144A(z)	0.14	11/15/2011	10,000,000	9,999,417
Chariot Funding LLC 144A(z)	0.14	11/17/2011	4,000,000	3,999,733
Chariot Funding LLC 144A(z)	0.14	11/18/2011	7,000,000	6,999,504
Chariot Funding LLC 144A(z)	0.14	11/22/2011	1,000,000	999,913
Chariot Funding LLC 144A(z)	0.19	12/08/2011	15,000,000	14,996,917
Chariot Funding LLC 144A(z)	0.19	12/15/2011	2,000,000	1,999,536
Charta LLC 144A(z)	0.21	11/07/2011	17,000,000	16,999,292
Charta LLC 144A(z)	0.21	11/10/2011	4,000,000	3,999,770
Charta LLC 144A(z)	0.22	11/09/2011	7,000,000	6,999,629

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Charta LLC 144A(z)	0.22%	11/17/2011	$6,000,000	$5,999,387
Charta LLC 144A(z)	0.23	11/14/2011	5,000,000	4,999,549
Charta LLC 144A(z)	0.23	11/16/2011	2,000,000	1,999,792
Charta LLC 144A(z)	0.24	11/18/2011	5,000,000	4,999,410
Charta LLC 144A(z)	0.24	12/12/2011	4,000,000	3,998,861
Charta LLC 144A(z)	0.28	12/07/2011	5,000,000	4,998,550
Charta LLC 144A(z)	0.35	01/17/2012	4,000,000	3,997,006
Ciesco LLC 144A(z)	0.20	11/08/2011	5,000,000	4,999,776
Concord Minutemen Capital Company 144A(z)	0.23	11/02/2011	13,000,000	12,999,838
Concord Minutemen Capital Company 144A(z)	0.42	11/14/2011	5,000,000	4,999,188
Concord Minutemen Capital Company 144A(z)	0.42	11/17/2011	4,000,000	3,999,200
Concord Minutemen Capital Company 144A(z)	0.43	11/28/2011	3,000,000	2,998,988
Concord Minutemen Capital Company 144A(z)	0.44	11/29/2011	15,000,000	14,994,750
Concord Minutemen Capital Company 144A(z)	0.44	12/01/2011	5,000,000	4,998,125
Concord Minutemen Capital Company 144A(z)	0.45	11/15/2011	10,000,000	9,998,133
CRC Funding LLC 144A(z)	0.00	11/01/2011	9,000,000	9,000,000
CRC Funding LLC 144A(z)	0.23	11/14/2011	9,000,000	8,999,188
CRC Funding LLC 144A(z)	0.23	11/16/2011	5,000,000	4,999,479
CRC Funding LLC 144A(z)	0.24	11/21/2011	2,000,000	1,999,722
CRC Funding LLC 144A(z)	0.28	12/08/2011	5,000,000	4,998,510
Crown Point Capital Company 144A(z)	0.30	11/03/2011	7,000,000	6,999,825
Crown Point Capital Company 144A(z)	0.34	11/04/2011	8,000,000	7,999,700
Crown Point Capital Company 144A(z)	0.42	11/16/2011	4,000,000	3,999,250
Crown Point Capital Company 144A(z)	0.43	11/18/2011	5,000,000	4,998,938
Crown Point Capital Company 144A(z)	0.43	11/28/2011	8,000,000	7,997,300
Crown Point Capital Company 144A(z)	0.44	12/01/2011	18,000,000	17,993,250
Crown Point Capital Company 144A(z)	0.45	11/15/2011	10,000,000	9,998,133
Govco LLC 144A(z)	0.35	01/20/2012	15,000,000	14,988,333
Grampian Funding LLC 144A(z)	0.26	11/17/2011	1,000,000	999,876
Grampian Funding LLC 144A(z)	0.26	11/22/2011	2,000,000	1,999,685
Grampian Funding LLC 144A(z)	0.26	11/28/2011	7,000,000	6,998,583
Jupiter Securitization Company LLC 144A(z)	0.14	11/14/2011	12,000,000	11,999,350
Kells Funding LLC ±144A	0.39	11/29/2011	40,000,000	40,000,000
Legacy Capital Company 144A(z)	0.30	11/03/2011	9,000,000	8,999,775
Legacy Capital Company 144A(z)	0.39	11/08/2011	8,000,000	7,999,300
Legacy Capital Company 144A(z)	0.44	11/30/2011	18,000,000	17,993,475
Lexington Parker Capital Company LLC 144A(z)	0.34	11/04/2011	7,000,000	6,999,738
Lexington Parker Capital Company LLC 144A(z)	0.40	11/09/2011	9,000,000	8,999,100
Lexington Parker Capital Company LLC 144A(z)	0.43	11/21/2011	6,000,000	5,998,500
Lexington Parker Capital Company LLC 144A(z)	0.43	11/22/2011	4,000,000	3,998,950
Lexington Parker Capital Company LLC 144A(z)	0.44	11/30/2011	15,000,000	14,994,563
Lexington Parker Capital Company LLC 144A(z)	0.45	11/15/2011	13,000,000	12,997,667
Liberty Funding LLC 144A(z)	0.00	11/15/2011	13,000,000	12,998,686
Liberty Funding LLC 144A(z)	0.24	11/14/2011	4,000,000	3,999,624
Liberty Funding LLC 144A(z)	0.29	12/27/2011	8,000,000	7,996,391
MetLife Short Term Funding LLC 144A(z)	0.21	11/28/2011	4,000,000	3,999,340
MetLife Short Term Funding LLC 144A(z)	0.22	11/08/2011	5,000,000	4,999,757
MetLife Short Term Funding LLC 144A(z)	0.22	11/09/2011	10,000,000	9,999,444
MetLife Short Term Funding LLC 144A(z)	0.23	11/10/2011	3,000,000	2,999,813
Mont Blanc Capital Corporation 144A(z)	0.24	11/07/2011	17,000,000	16,999,207
Mont Blanc Capital Corporation 144A(z)	0.25	11/09/2011	23,000,000	22,998,569
Mont Blanc Capital Corporation 144A(z)	0.27	11/22/2011	2,000,000	1,999,673
Mont Blanc Capital Corporation 144A(z)	0.34	12/12/2011	4,000,000	3,998,406
Nieuw Amsterdam Receivables Corporation 144A(z)	0.23	11/07/2011	6,000,000	5,999,730
Nieuw Amsterdam Receivables Corporation 144A(z)	0.24	11/08/2011	7,000,000	6,999,633
Nieuw Amsterdam Receivables Corporation 144A(z)	0.26	11/17/2011	5,000,000	4,999,378
Nieuw Amsterdam Receivables Corporation 144A(z)	0.28	12/06/2011	14,683,000	14,678,811
Nieuw Amsterdam Receivables Corporation 144A(z)	0.28	12/07/2011	9,000,000	8,997,390
Nieuw Amsterdam Receivables Corporation 144A(z)	0.38	01/05/2012	1,000,000	999,296
Nieuw Amsterdam Receivables Corporation 144A(z)	0.39	01/06/2012	1,000,000	999,285
Regency Markets #1 LLC 144A(z)	0.23	11/14/2011	5,000,000	4,999,549
Regency Markets #1 LLC 144A(z)	0.23	11/15/2011	7,000,000	6,999,319

2

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Regency Markets #1 LLC 144A(z)	0.24%	11/21/2011	$8,000,000	$7,998,889
Regency Markets #1 LLC 144A(z)	0.24	11/25/2011	10,000,000	9,998,333
Rheingold Securitization Limited 144A(z)	0.00	11/01/2011	2,000,000	2,000,000
Sheffield Receivable Corporation 144A(z)	0.26	11/22/2011	9,000,000	8,998,583
Silver Tower US Funding 144A(z)	0.00	11/01/2011	40,000,000	40,000,000
Solitaire Funding LLC 144A(z)	0.17	11/03/2011	20,000,000	19,999,711
Solitaire Funding LLC 144A(z)	0.20	11/04/2011	5,000,000	4,999,892
Solitaire Funding LLC 144A(z)	0.22	11/07/2011	5,000,000	4,999,783
Solitaire Funding LLC 144A(z)	0.24	11/14/2011	18,000,000	17,998,310
Solitaire Funding LLC 144A(z)	0.25	11/28/2011	3,000,000	2,999,415
Solitaire Funding LLC 144A(z)	0.25	11/30/2011	5,000,000	4,998,953
Straight-A Funding LLC 144A(z)	0.14	11/04/2011	51,000,000	50,999,193
Straight-A Funding LLC 144A(z)	0.18	12/06/2011	18,181,000	18,177,642
Straight-A Funding LLC 144A(z)	0.18	12/28/2011	20,000,000	19,994,300
Straight-A Funding LLC 144A(z)	0.18	12/29/2011	20,000,000	19,994,200
Surrey Funding Corporation 144A(z)	0.24	11/07/2011	6,000,000	5,999,720
Thames Asset Global Securitization #1 Incorporated 144A(z)	0.32	12/07/2011	5,000,000	4,998,350
White Point Funding Incorporated (z)	0.27	11/03/2011	3,000,000	2,999,933
Working Capital Management Company 144A(z)	0.15	11/02/2011	6,000,000	5,999,952

				991,724,998

Financial Company Commerical Paper : 18.45%
ASB Finance Limited (London) ±144A	0.40	12/02/2011	18,000,000	18,000,000
ASB Finance Limited (London) ±144A	0.40	12/05/2011	18,000,000	18,000,000
ASB Finance Limited (London) ±144A	0.56	05/31/2012	15,000,000	15,000,000
Axis Bank Limited (Dubai) (z)	0.39	11/14/2011	3,000,000	2,999,545
Axis Bank Limited (Dubai) (z)	0.52	12/05/2011	12,000,000	11,993,993
Barclays Bank plc 144A(z)	0.44	01/03/2012	47,000,000	46,962,988
BNZ International Funding Limited 144A(z)	0.29	12/14/2011	15,000,000	14,994,625
BNZ International Funding Limited 144A(z)	0.34	01/05/2012	5,000,000	4,996,931
BNZ International Funding Limited 144A(z)	0.35	01/11/2012	10,000,000	9,993,097
Credit Suisse (New York) (z)	0.21	11/04/2011	30,000,000	29,999,300
Credit Suisse (New York) (z)	0.29	11/10/2011	14,000,000	13,998,880
DnB NOR Bank ASA 144A(z)	0.34	01/06/2012	20,000,000	19,987,533
DnB NOR Bank ASA 144A(z)	0.37	01/23/2012	15,000,000	14,987,204
ICICI Bank Limited (z)	0.47	11/16/2011	14,000,000	13,997,083
Louis Dreyfus Commodities LLC (z)	0.00	11/01/2011	13,000,000	13,000,000
Macquarie Bank Limited 144A(z)	0.35	11/18/2011	15,000,000	14,997,379
Macquarie Bank Limited 144A(z)	0.37	11/28/2011	10,000,000	9,997,150
Macquarie Bank Limited 144A(z)	0.39	12/06/2011	5,000,000	4,998,056
Macquarie Bank Limited 144A(z)	0.39	12/07/2011	5,000,000	4,998,000
Macquarie Bank Limited 144A(z)	0.39	12/12/2011	9,000,000	8,995,900
Macquarie Bank Limited 144A(z)	0.39	12/13/2011	8,000,000	7,996,267
Nationwide Building Society 144A(z)	0.30	11/07/2011	12,000,000	11,999,300
Nationwide Building Society 144A(z)	0.31	11/08/2011	12,000,000	11,999,183
Nationwide Building Society 144A(z)	0.34	11/21/2011	35,000,000	34,993,000
Nationwide Building Society 144A(z)	0.34	11/22/2011	35,000,000	34,992,650
Nationwide Building Society 144A(z)	0.37	12/05/2011	6,000,000	5,997,847
Nordea North America Incorporated (z)	0.37	01/20/2012	10,000,000	9,991,778
Prudential plc 144A(z)	0.54	01/04/2012	5,000,000	4,995,111
Prudential plc 144A(z)	0.56	01/09/2012	3,000,000	2,996,723
SBAB Bank AB 144A(z)	0.23	11/04/2011	4,000,000	3,999,900
SBAB Bank AB 144A(z)	0.29	12/01/2011	29,000,000	28,992,750
Skandinaviska Enskilda Banken AG 144A(z)	0.25	12/01/2011	18,000,000	17,995,975
Skandinaviska Enskilda Banken AG 144A(z)	0.26	11/08/2011	15,000,000	14,999,125
Skandinaviska Enskilda Banken AG 144A(z)	0.34	12/19/2011	5,000,000	4,997,667
Skandinaviska Enskilda Banken AG 144A(z)	0.48	01/26/2012	21,000,000	20,975,920
Suncorp Group Limited 144A(z)	0.38	11/21/2011	5,000,000	4,998,889
Suncorp Group Limited 144A(z)	0.38	11/22/2011	5,000,000	4,998,833
Svenska Handlesbanken AB 144A(z)	0.31	12/22/2011	6,000,000	5,997,280
Svenska Handlesbanken AB 144A(z)	0.32	12/20/2011	6,000,000	5,997,305
Svenska Handlesbanken AB 144A(z)	0.32	12/28/2011	10,000,000	9,994,854

3

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Financial Company Commerical Paper (continued)
Svenska Handlesbanken AB 144A(z)	0.38%	01/17/2012	$10,000,000	$9,991,808
Svenska Handlesbanken AB 144A(z)	0.38	01/20/2012	8,000,000	7,993,156
Swedbank AB (z)	0.00	11/01/2011	2,000,000	2,000,000
Swedbank AB (z)	0.29	12/06/2011	5,000,000	4,998,542
Swedbank AB (z)	0.29	12/07/2011	5,000,000	4,998,500
Swedbank AB (z)	0.31	11/14/2011	20,000,000	19,997,617
Swedbank AB (z)	0.31	11/16/2011	21,000,000	20,997,113
Swedbank AB (z)	0.31	11/18/2011	10,000,000	9,998,442
UOB Funding LLC (z)	0.12	11/02/2011	4,000,000	3,999,973
UOB Funding LLC (z)	0.21	11/07/2011	4,000,000	3,999,840
UOB Funding LLC (z)	0.42	01/24/2012	9,000,000	8,991,180
Westpac Securities NZ Limited 144A(z)	0.31	12/15/2011	2,000,000	1,999,218
Westpac Securities NZ Limited 144A(z)	0.32	12/27/2011	14,000,000	13,992,813
Westpac Securities NZ Limited 144A(z)	0.32	12/28/2011	13,000,000	12,993,208
Westpac Securities NZ Limited ±144A	0.41	04/11/2012	10,000,000	9,999,830
Westpac Securities NZ Limited ±144A	0.46	04/16/2012	5,000,000	5,000,000

				684,759,261

Other Commercial Paper : 4.50%
Caisse D’amortissement de la Dette Sociale 144A(z)	0.50	12/21/2011	8,000,000	7,994,333
Caisse D’amortissement de la Dette Sociale 144A(z)	0.53	12/29/2011	8,000,000	7,993,040
Caisse D’amortissement de la Dette Sociale 144A(z)	0.54	12/27/2011	4,000,000	3,996,578
Caisse Des Depots et Consignations 144A(z)	0.28	11/03/2011	26,000,000	25,999,393
Caisse Des Depots et Consignations 144A(z)	0.37	11/15/2011	24,000,000	23,996,267
Caisse Des Depots et Consignations 144A(z)	0.41	11/10/2011	8,000,000	7,999,100
Caisse Des Depots et Consignations 144A(z)	0.52	12/07/2011	15,000,000	14,992,050
Erste Abwicklungsanstalt 144A(z)	0.30	11/07/2011	2,000,000	1,999,883
Erste Abwicklungsanstalt 144A(z)	0.32	11/18/2011	9,000,000	8,998,555
Erste Abwicklungsanstalt 144A(z)	0.34	11/29/2011	11,000,000	10,997,006
Erste Abwicklungsanstalt 144A(z)	0.34	12/01/2011	19,000,000	18,994,458
Erste Abwicklungsanstalt 144A(z)	0.34	12/02/2011	28,000,000	27,991,561
Erste Abwicklungsanstalt 144A(z)	0.36	12/08/2011	2,000,000	1,999,239
Erste Abwicklungsanstalt 144A(z)	0.39	11/08/2011	3,000,000	2,999,738

				166,951,201

Total Commercial Paper (Cost $1,843,435,460)				1,843,435,460

Government Agency Debt: 1.78%
FHLB ±	0.23	02/05/2013	6,000,000	5,996,935
FHLB ±	0.24	03/07/2013	10,000,000	9,995,905
FHLB ±	0.25	03/28/2013	11,000,000	10,996,765
FHLB ±	0.27	04/01/2013	9,000,000	9,000,000
FHLMC ±	0.16	02/02/2012	30,000,000	29,993,847

Total Government Agency Debt (Cost $65,983,452)				65,983,452

Municipal Bonds and Notes: 14.21%

Alabama : 0.27%

Variable Rate Demand Note§: 0.27%
Mobile AL Infirmary Health System Special Care Facilities Series A (Hospital Revenue, Bank of Nova Scotia LOC)	0.12	02/01/2040	10,000,000	10,000,000

California : 2.79%

Other Municipal Debt : 1.12%
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.18	11/16/2011	1,000,000	1,000,000

4

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Municipal Debt (continued)
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.23%	12/05/2011	$13,000,000	$13,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.17	11/16/2011	1,000,000	1,000,000
San Francisco CA City & County Public Utilities Commission Series F (Utilities Revenue)	0.17	11/17/2011	6,000,000	6,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.23	11/02/2011	3,000,000	3,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.35	12/16/2011	6,422,000	6,422,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.25	11/02/2011	6,000,000	6,000,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.40	12/16/2011	2,000,000	2,000,000
Turlock CA Irrigation District Series B (Miscellaneous Revenue)	0.25	11/02/2011	3,000,000	3,000,000

				41,422,000

Variable Rate Demand Notes§ : 1.67%
ABAG Finance Authority for Nonprofit Corporation CA Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.12	07/01/2037	1,000,000	1,000,000
California HFA Program Series A (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.10	08/01/2036	3,000,000	3,000,000
California HFFA Catholic Healthcare Series L (Health Revenue, Citibank NA LOC)	0.12	07/01/2033	3,000,000	3,000,000
California State Series C-2 (GO - State, Scotia Bank LOC)	0.10	05/01/2033	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust Series 3965 (Miscellaneous Revenue) 144A	0.15	08/12/2012	2,000,000	2,000,000
JPMorgan Chase PUTTER Trust Series 3966 (Miscellaneous Revenue) 144A	0.15	08/12/2012	2,000,000	2,000,000
Loma Linda CA Loma Linda University Series B (Education Revenue, Bank of America NA LOC)	0.15	12/01/2037	5,000,000	5,000,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.16	12/01/2040	11,000,000	11,000,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.17	03/01/2037	17,690,000	17,690,000
San Bernardino County CA Flood Control District (Tax Revenue, Bank of America NA LOC)	0.13	08/01/2037	4,500,000	4,500,000
San Francisco CA City & County Redevelopment Agency Series B001 (Lease Revenue) 144A	0.29	11/01/2041	1,000,000	1,000,000
San Jose CA Financing Authority Taxable Land Series F (Lease Revenue, Bank of America NA LOC)	0.22	06/01/2034	11,000,000	11,000,000

				62,190,000

Colorado : 0.43%

Variable Rate Demand Notes§ : 0.43%
Colorado HFA Taxable MFHR Project B 2 (Housing Revenue, FNMA Insured)	0.18	05/01/2050	9,790,000	9,790,000
Colorado Springs CO Utilities Systems Series B (Utilities Revenue)	0.13	11/01/2026	2,000,000	2,000,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.14	12/15/2037	4,000,000	4,000,000

				15,790,000

District of Columbia : 0.37%

Variable Rate Demand Notes§ : 0.37%
District of Columbia The American University Series A (Education Revenue, PNC Bank NA LOC)	0.11	04/01/2038	1,000,000	1,000,000
Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue, Bank of America NA LOC)	0.17	10/01/2039	12,570,000	12,570,000

				13,570,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia : 0.05%

Variable Rate Demand Note§: 0.05%
Wayne County GA IDA Various Rayonier Project (IDR, Bank of America NA LOC)	0.28%	05/01/2020	$2,000,000	$2,000,000

Illinois : 0.78%

Variable Rate Demand Notes§ : 0.78%
Cook County IL Series D-1 (GO - Local)	0.22	11/01/2030	6,400,000	6,400,000
Cook County IL Series D-2 (GO - Local)	0.22	11/01/2030	3,600,000	3,600,000
Illinois Finance Authority Revenue University of Chicago (Education Revenue)	0.14	07/01/2038	11,490,000	11,490,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR MBIA Insured)	0.14	03/01/2014	7,555,000	7,555,000

				29,045,000

Indiana : 0.08%

Variable Rate Demand Note§: 0.08%
Richmond IN Reid Hospital & Health Care Services Incorporated (Hospital Revenue, AGM Insured)	0.15	01/01/2040	2,935,000	2,935,000

Iowa : 0.37%

Variable Rate Demand Note§: 0.37%
Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA/FNMA Insured)	0.19	01/01/2039	13,700,000	13,700,000

Louisiana : 0.69%

Variable Rate Demand Notes§ : 0.69%
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Transportation Revenue, JPMorgan Chase Bank LOC)	0.13	08/01/2030	15,000,000	15,000,000
Parish of St. James LA PCRB Texaco Project Series 1988B (Miscellaneous Revenue)	0.10	07/01/2012	6,600,000	6,600,000
St. James Parish Louisianna Series A-1 (Energy Revenue)	0.15	11/01/2040	2,000,000	2,000,000
St. James Parish Louisianna Series B-1 (Energy Revenue)	0.16	11/01/2040	2,000,000	2,000,000

				25,600,000

Maryland : 0.21%

Other Municipal Debt: 0.08%
Maryland HEFA Series E (Health Revenue)	0.25	11/01/2011	3,000,000	3,000,000

Variable Rate Demand Note§: 0.13%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.21	07/01/2032	4,775,000	4,775,000

Massachusetts : 0.57%

Variable Rate Demand Notes§ : 0.57%
Massachusetts State Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured)	0.11	01/01/2029	10,000,000	10,000,000
Massachusetts State HEFA (Education Revenue, Bank of America NA LOC)	0.22	10/01/2034	2,590,000	2,590,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured)	0.11	08/01/2037	8,435,000	8,435,000

				21,025,000

6

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota : 0.47%

Variable Rate Demand Notes§ : 0.47%
Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured)	0.22%	07/01/2038	$8,045,000	$8,045,000
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)	0.22	07/01/2048	9,420,000	9,420,000

				17,465,000

Mississippi : 0.61%

Variable Rate Demand Notes§ : 0.61%
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Chevron USA Incorporated Project Series 2009B (IDR)	0.10	12/01/2030	5,000,000	5,000,000
Mississippi State Nissan Project Series A (Tax Revenue, GO of Commonwealth Insured)	0.21	11/01/2028	17,640,000	17,639,310

				22,639,310

Nevada : 0.21%

Variable Rate Demand Note§: 0.21%
Las Vegas NV EDFA Andre Agassi Foundation Project (Education Revenue, Bank of America NA LOC)	0.20	10/01/2035	7,835,000	7,835,000

New Jersey : 0.82%

Variable Rate Demand Notes§ : 0.82%
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.16	06/01/2026	3,000,000	3,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.16	06/01/2032	10,600,000	10,600,000
New Jersey HFFA Princeton Healthcare Series A (Hospital Revenue, Bank of America NA LOC)	0.19	07/01/2041	17,000,000	17,000,000

				30,600,000

New York : 0.70%

Variable Rate Demand Notes§ : 0.70%
New York City NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.15	01/01/2036	3,940,000	3,940,000
New York City NY Sub Series J-10 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.10	08/01/2027	10,000,000	10,000,000
New York City NY Subseries B (GO - Local, TD Bank NA LOC)	0.10	09/01/2027	1,000,000	1,000,000
New York Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.13	11/01/2033	2,000,000	2,000,000
New York Metropolitan Transportation Authority (Transportation Revenue, Bank of America NA LOC)	0.14	11/01/2041	5,000,000	5,000,000
New York Metropolitan Transportation Authority ROC RR 11 R-11645 (Transportation Revenue, FSA Insured) 144A	0.29	11/15/2025	4,025,000	4,025,000

				25,965,000

Pennsylvania : 0.37%

Variable Rate Demand Notes§ : 0.37%
Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America NA LOC)	0.19	07/01/2041	8,840,000	8,840,000

7

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.12%	10/01/2035	$5,000,000	$5,000,000

				13,840,000

South Carolina : 0.11%

Other Municipal Debt : 0.11%
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.17	11/14/2011	2,000,000	2,000,000
South Carolina Public Service Authority Series CC (Utilities Revenue)	0.17	11/10/2011	2,000,000	2,000,000

				4,000,000

South Dakota : 0.36%

Variable Rate Demand Notes§ : 0.36%
South Dakota HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)	0.14	07/01/2038	10,470,000	10,470,000
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.17	05/01/2037	3,000,000	3,000,000

				13,470,000

Tennessee : 0.42%

Variable Rate Demand Notes§ : 0.42%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.19	07/01/2033	7,830,000	7,830,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.24	07/01/2033	725,000	725,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	07/01/2034	4,500,000	4,500,000
Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	02/01/2036	2,570,000	2,570,000

				15,625,000

Texas : 2.32%

Other Municipal Debt: 0.13%
City of Austin TX Series A (Miscellaneous Revenue)	0.18	11/17/2011	5,000,000	5,000,000

Variable Rate Demand Notes§ : 2.19%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.13	11/15/2017	1,000,000	1,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.15	06/01/2038	5,000,000	5,000,000
JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue) 144A	0.20	08/30/2012	12,000,000	12,000,000
JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue) 144A	0.15	08/30/2012	7,000,000	7,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue) 144A	0.15	08/30/2012	10,300,000	10,300,000
JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue) 144A	0.15	08/30/2012	16,000,000	16,000,000
JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue) 144A	0.15	08/30/2012	9,000,000	9,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.25	04/01/2022	3,000,000	3,000,000
North Texas Higher Education Authority Incorporated (Education Revenue, Lloyds TSB Bank LOC, Guaranteed Student Loans Insured)	0.21	12/01/2032	5,000,000	5,000,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.13	01/01/2049	7,000,000	7,000,000

8

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes (continued)
Pasadena TX Independent School District Series B (Education Revenue, AGM Insured)	0.22%	02/01/2035	$1,000,000	$1,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.14	04/01/2040	2,000,000	2,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue)	0.18	06/01/2045	3,000,000	3,000,000

				81,300,000

Washington : 0.67%

Variable Rate Demand Notes§ : 0.67%
Washington GO PUTTER Series 2640 (GO - State)	0.14	01/01/2016	9,995,000	9,995,000
Washington State HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.19	11/15/2039	15,000,000	15,000,000

				24,995,000

West Virginia : 0.03%

Variable Rate Demand Note: 0.03%
Monongalia County WV Building Commission General Hospital Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.16	07/01/2040	1,000,000	1,000,000

Wisconsin : 0.49%

Variable Rate Demand Notes§ : 0.49%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.14	09/01/2035	2,425,000	2,425,000
Wisconsin Housing & EDA Revenue Series F (Housing Revenue, GO of Authority Insured)	0.20	05/01/2030	6,870,000	6,870,000
Wisconsin Housing & EDA Revenues Series F (Housing Revenue, GO of Authority Insured)	0.20	11/01/2030	8,725,000	8,725,000

				18,020,000

Wyoming : 0.02%

Variable Rate Demand Note§: 0.02%
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.12	06/01/2035	705,000	705,000

Total Municipal Bonds and Notes (Cost $527,511,310)				527,511,310

Other Instruments: 1.12%
Bank of America Bankers Acceptance Note	0.25	11/17/2011	12,000,000	12,000,000
City of Austin Texas (z)	0.17	11/17/2011	8,000,000	7,999,360
Commonwealth Bank of Australia ±144A	0.73	04/27/2012	4,000,000	4,004,890
ING Bank NV Floating Rate Note ±144A	0.77	02/02/2012	5,000,000	5,000,000
ING Bank NV Floating Rate Note ±144A	0.78	02/10/2012	5,000,000	5,000,000
Merrill Lynch PFOTER Series TNP-003 ±144A	0.45	04/01/2026	3,555,000	3,555,000
St. Joseph County IN Municipal Commercial Paper (z)	0.23	11/16/2011	3,000,000	2,999,688
York County SC Pollution Series 00B3 Municipal Commercial Paper	0.45	12/01/2011	1,000,000	1,000,000

Total Other Instruments (Cost $41,558,938)				41,558,938

Repurchase Agreements^^: 10.58%
Bank of America Corporation maturity value $74,000,226 (1)	0.11	11/01/2011	74,000,000	74,000,000
Barclays Bank Incorporated, dated 10/31/2011, maturity value $74,000,206 (2)	0.10	11/01/2011	74,000,000	74,000,000

9

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Repurchase Agreements (continued)
Citibank NA, dated 10/31/2011, maturity value $54,000,195 (3)		0.13%	11/01/2011	$54,000,000	$54,000,000
Goldman Sachs & Company, dated 10/31/2011, maturity value $22,550,069 (4)		0.11	11/01/2011	22,550,000	22,550,000
RBS Securities Incorporated, dated 10/31/2011, maturity value $20,000,044 (11)		0.08	11/01/2011	20,000,000	20,000,000
Societe Generale, dated 10/31/2011, maturity value $148,000,493 (6)		0.12	11/01/2011	148,000,000	148,000,000

Total Repurchase Agreements (Cost $392,550,000)					392,550,000

		Yield
Treasury Debt: 3.15%
US Treasury Bill		0.04	02/23/2012	27,000,000	26,996,153
US Treasury Bill		0.04	04/12/2012	23,000,000	22,995,574
US Treasury Bill		0.06	02/09/2012	15,000,000	14,997,500
US Treasury Bill		0.06	04/19/2012	22,000,000	21,993,507
US Treasury Bill		0.08	02/16/2012	30,000,000	29,992,923

Total Treasury Debt (Cost $116,975,657)					116,975,657

Total Investments in Securities (Cost $3,782,024,121)*	101.91%				3,782,024,121

Other Assets and Liabilities, Net	(1.91)				(70,855,930)

Total Net Assets	100.00%				$3,711,168,191

±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity.
§	These securities are subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:
(1)	U.S. government securities, 4.00%, 8/20/2041 to 10/20/2041, market value including accrued interest is $76,220,000.
(2)	U.S. government securities, 4.00% to 5.50%, 9/1/2025 to 2/1/2041, market value including accrued interest is $76,220,000.
(3)	U.S. government securities, 2.41% to 7.00%, 9/1/2018 to 8/1/2047, market value including accrued interest is $55,620,000.
(4)	U.S. government securities, 2.43% to 9.00%, 11/1/2017 to 8/5/2050, market value including accrued interest is $23,226,500.
(5)	U.S. government security, 2.125%, 2/15/2040, market value including accrued interest is $20,403,747.
(6)	U.S. government securities, 2.22% to 6.50%, 12/1/2012 to 11/1/2041, market value including accrued interest is $152,440,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

10

WELLS FARGO ADVANTAGE Prime Investment Money Market Fund

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Prime Investment Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)

Security Name	Yield	Maturity Date	Principal	Value
Treasury Debt: 42.17%
US Treasury Bill	0.01%	11/10/2011	$125,000,000	124,999,531
US Treasury Bill	0.01	11/25/2011	300,000,000	299,997,000
US Treasury Bill	0.01	12/01/2011	500,000,000	499,993,750
US Treasury Bill	0.01	12/15/2011	250,000,000	249,995,569
US Treasury Bill	0.01	12/22/2011	400,000,000	399,994,014
US Treasury Bill	0.02	12/29/2011	450,000,000	449,986,789
US Treasury Bill	0.02	01/12/2012	300,000,000	299,989,500
US Treasury Bill	0.02	01/26/2012	125,000,000	124,992,535
US Treasury Bill	0.02	02/02/2012	150,000,000	149,993,364
US Treasury Bill	0.03	11/17/2011	550,000,000	549,991,537
US Treasury Bill	0.03	12/08/2011	400,000,000	399,985,933
US Treasury Bill	0.03	01/05/2012	400,000,000	399,981,358
US Treasury Bill	0.03	01/19/2012	250,000,000	249,983,980
US Treasury Bill	0.04	03/31/2012	50,000,000	50,185,569
US Treasury Bill	0.33	11/30/2011	150,000,000	150,080,327

Total Treasury Debt (Cost $4,400,150,756)				4,400,150,756

	Interest Rate
Repurchase Agreements (z): 59.27%
Barclays Capital Incorporated, dated 10/31/2011, maturity value $1,000,002,500 (1)	0.09	11/01/2011	1,000,000,000	1,000,000,000
Barclays Capital Incorporated, dated 10/31/2011, maturity value $250,001,458 (2)	0.07	11/03/2011	250,000,000	250,000,000
BNP Paribas Securities Corporation, dated 10/31/2011, maturity value $500,001,250 (3)	0.09	11/01/2011	500,000,000	500,000,000
Credit Suisse Securities USA, dated 10/31/2011, maturity value $250,001,667 (4)	0.06	11/04/2011	250,000,000	250,000,000
Credit Suisse Securities USA, dated 10/31/2011, maturity value $659,251,465 (5)	0.08	11/01/2011	659,250,000	659,250,000
Deutsche Bank Securities, dated 10/31/2011, maturity value $250,003,889 (6)	0.08	11/07/2011	250,000,000	250,000,000
Deutsche Bank Securities, dated 10/31/2011, maturity value $400,000,889 (7)	0.08	11/01/2011	400,000,000	400,000,000
Goldman Sachs & Company, dated 10/31/2011, maturity value $100,000,111 (8)	0.04	11/01/2011	100,000,000	100,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 10/31/2011, maturity value $125,000,278 (9)	0.08	11/01/2011	125,000,000	125,000,000
Morgan Stanley & Company, dated 10/31/2011, maturity value $150,000,333 (10)	0.08	11/01/2011	150,000,000	150,000,000
RBS Securities Incorporated, dated 10/31/2011, maturity value $1,000,002,222 (11)	0.08	11/01/2011	1,000,000,000	1,000,000,000
Societe Generale NY, dated 10/31/2011, maturity value $750,001,875 (12)	0.09	11/01/2011	750,000,000	750,000,000
UBS Securities LLC, dated 10/31/2011, maturity value $250,000,694 (13)	0.05	11/02/2011	250,000,000	250,000,000
UBS Securities LLC, dated 10/31/2011, maturity value $500,001,111 (14)	0.08	11/01/2011	500,000,000	500,000,000

Total Repurchase Agreements (Cost $6,184,250,000)				6,184,250,000

Total Investments in Securities (Cost $10,584,400,756)*	101.44%			10,584,400,756

Other Assets and Liabilities, Net	(1.44)			(150,254,729)

Total Net Assets	100.00%			$10,434,146,027

(z):	Collateralized by:

(1)	U.S. government securities, 0.125% to 3.625%, 1/15/2012 to 2/15/2040, market value including accrued interest is $1,020,000,020.
(2)	U.S. government securities, 1.50% to 5.375%, 7/31/2016 to 2/15/2031, market value including accrued interest is $255,000,033.
(3)	U.S. government securities, 0.00% to 8.125%, 1/19/2012 to 2/15/2036, market value including accrued interest is $510,000,027.
(4)	U.S. government securities, 0.625% to 3.75%, 12/31/2012 to 8/15/2041, market value including accrued interest is $255,001,740.
(5)	U.S. government securities, 0.00% to 11.25%, 11/15/2011 to 2/15/2041, market value including accrued interest is $672,435,273.
(6)	U.S. government security, 5.00%, 5/15/2037, market value including accrued interest is $255,000,051.
(7)	U.S. government securities, 0.50% to 5.00%, 7/15/2013 to 5/15/2037, market value including accrued interest is $408,000,188.
(8)	U.S. government securities, 1.25% to 2.00%, 7/15/2014 to 7/15/2020, market value including accrued interest is $102,000,092.
(9)	U.S. government securities, 0.00% to 1.00%, 4/19/2012 to 10/31/2016, market value including accrued interest is $127,500,051.
(10)	U.S. government security, 0.50%, 10/15/2014, market value including accrued interest is $153,000,053.

1

PORTFOLIO OF INVESTMENTS — October 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

(11)	U.S. government securities, 1.875% to 6.50%, 8/15/2012 to 9/1/2041, market value including accrued interest is $1,020,004,506.
(12)	U.S. government securities, 0.125% to 5.00%, 9/30/2012 to 5/15/2037, market value including accrued interest is $765,000,097.
(13)	U.S. government securities, 0.375% to 4.25%, 6/30/2013 to 11/15/2013, market value including accrued interest is $255,000,000.
(14)	U.S. government securities, 1.375% to 6.125%, 8/15/2014 to 2/15/2036, market value including accrued interest is $510,000,023.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

2

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 28, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date:	December 28, 2011